Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (22.1%)
VictoryShares Corporate Bond ETF .......................................... 1,899,203 $ 39,998
VictoryShares Emerging Markets Value Momentum ETF .......................... 256,416 11,989
VictoryShares Free Cash Flow ETF (a) ........................................ 208,746 7,413
VictoryShares Free Cash Flow Growth ETF .................................... 247,786 6,158
VictoryShares Hedged Equity Income ETF ..................................... 84,904 2,253
VictoryShares International Value Momentum ETF ............................... 267,086 12,756
VictoryShares International Volatility Wtd ETF ................................. 154,761 6,727
VictoryShares Short-Term Bond ETF (a) ....................................... 443,598 22,379
VictoryShares Small Cap Free Cash Flow ETF .................................. 200,000 5,512
VictoryShares THB Mid Cap ETF ........................................... 92,693 2,669
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 86,772 7,555
VictoryShares US Value Momentum ETF (a) .................................... 76,804 6,485
VictoryShares WestEnd U.S. Sector ETF ...................................... 262,123 10,983
Total Affiliated Exchange-Traded Funds (Cost $131,655)
a
a
a
142,877
Affiliated Mutual Funds (77.4%)
Victory 500 Index Fund, Reward Shares ....................................... 213,049 16,096
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 6,736,238 61,232
Victory Global Managed Volatility Fund, Institutional Shares ........................ 3,007,615 34,076
Victory Government Securities Fund, Institutional Shares .......................... 15,411,874 134,854
Victory Growth Fund, Institutional Shares ..................................... 96,302 3,806
Victory High Income Fund, Institutional Shares ................................. 6,295,186 43,437
Victory Income Stock Fund, Institutional Shares ................................. 258,410 4,718
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 196,639 4,645
Victory Market Neutral Income Fund, Class I ................................... 4,208,001 35,642
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 67,291 3,556
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 94,664 2,097
Victory RS International Fund, Class R6 ...................................... 1,886,322 23,617
Victory Short-Term Bond Fund, Institutional Shares .............................. 8,400,958 76,365
Victory Small Cap Stock Fund, Institutional Shares ............................... 357,379 4,960
Victory Sophus Emerging Markets Fund, Class R6 ............................... 77,373 1,553
Victory Target Managed Allocation Fund ...................................... 2,906,116 31,996
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 1,953,787 16,158
Total Affiliated Mutual Funds (Cost $479,208)
a
a
a
498,808
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .31% (b) ........ 1,387,333 1,388
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .32% (b) ............ 1,387,333 1,387
Invesco Government & Agency Portfolio, Institutional Shares , 4 .34% (b) ............... 1,387,333 1,387
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .31% (b) . 1,387,333 1,387
Total Collateral for Securities Loaned (Cost $5,549)
a
a
a
5,549
Total Investments (Cost $616,412) — 100.4% 647,234
Liabilities in excess of other assets —  (0.4)% (2,883)
NET ASSETS - 100.00% $ 644,351
At January 31, 2025, the foreign securities held by the underlying Funds were 22.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on January 31, 2025.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2025
Dividend
Income
Victory 500 Index Fund, Reward Shares . $ 15,778 $ 558 $ (2,962) $ 520 $ 408 $ 2,202 $ 16,096 $ 150
Victory Core Plus Intermediate Bond
Fund, Institutional Shares ......... 49,546 10,879 — — * — 807 61,232 1,871
Victory Global Managed Volatility Fund,
Institutional Shares .............. 35,855 1,136 (6,521) 1,096 568 2,510 34,076 569
Victory Government Securities Fund,
Institutional Shares .............. 136,713 3,600 (8,321) (958) — 3,820 134,854 4,026
Victory Growth Fund, Institutional Shares 9,257 353 (7,823) 5,685 312 (3,666) 3,806 41
Victory High Income Fund, Institutional
Shares ....................... 40,190 2,333 — — — 914 43,437 2,333
Victory Income Stock Fund, Institutional
Shares ....................... 4,804 809 (644) (4) 557 (247) 4,718 252
Victory Integrity Mid-Cap Value Fund,
Class R6 ..................... 4,156 673 — — 523 (184) 4,645 150
Victory Market Neutral Income Fund,
Class I ....................... 34,611 1,236 — — — (205) 35,642 1,236
Victory Nasdaq-100 Index Fund, Class R6 2,876 79 — — 42 601 3,556 37
Victory Precious Metals and Minerals
Fund, Institutional Shares ......... 2,646 — (1,000) 327 — 124 2,097 —
Victory RS International Fund, Class R6 22,024 572 — — — 1,021 23,617 572
Victory Short-Term Bond Fund,
Institutional Shares .............. 89,679 2,537 (17,866) (77) — 2,092 76,365 2,822
Victory Small Cap Stock Fund,
Institutional Shares .............. 7,820 273 (3,754) 635 188 (14) 4,960 86
Victory Sophus Emerging Markets Fund,
Class R6 ..................... 3,406 67 (1,976) (366) — 422 1,553 67
Victory Target Managed Allocation Fund 31,450 501 (2,994) 232 — 2,807 31,996 502
Victory Trivalent International Fund-Core
Equity, Class R6 ................ 15,098 552 — — * — 508 16,158 553
VictoryShares Corporate Bond ETF .... 38,927 — — — — 1,071 39,998 1,189
VictoryShares Emerging Markets Value
Momentum ETF ................ 11,949 — — — — 40 11,989 697
VictoryShares Free Cash Flow ETF .... 4,228 2,507 — — — 678 7,413 41
VictoryShares Free Cash Flow Growth
ETF ......................... — 6,206 — — — (48) 6,158 1
VictoryShares Hedged Equity Income
ETF ......................... — 2,194 — — — 59 2,253 20
VictoryShares International Value
Momentum ETF ................ 14,859 — (2,217) (104) — 218 12,756 508
VictoryShares International Volatility Wtd
ETF ......................... 6,442 — — — — 285 6,727 179
VictoryShares Short-Term Bond ETF ... 21,963 — — — — 416 22,379 823
VictoryShares Small Cap Free Cash Flow
ETF ......................... 2,560 2,527 — — — 425 5,512 43
VictoryShares THB Mid Cap ETF ..... 6,024 — (3,807) 136 — 316 2,669 12
VictoryShares US Multi-Factor Minimum
Volatility ETF .................. 2,690 — (2,976) 1,007 — (721) — 15
VictoryShares US Small Mid Cap Value
Momentum ETF ................ 6,567 — — — — 988 7,555 104
VictoryShares US Value Momentum ETF 6,659 — (1,256) 499 — 583 6,485 85
VictoryShares WestEnd U.S. Sector ETF 10,799 — (2,033) 598 — 1,619 10,983 72
$ 639,576 $ 39,592 $ (66,150) $ 9,226 $ 2,598 $ 19,441 $ 641,685 $ 19,056
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (28.1%)
VictoryShares Corporate Bond ETF .......................................... 2,167,524 $ 45,649
VictoryShares Emerging Markets Value Momentum ETF .......................... 609,025 28,475
VictoryShares Free Cash Flow ETF (a) ........................................ 547,759 19,451
VictoryShares Free Cash Flow Growth ETF .................................... 553,261 13,749
VictoryShares Hedged Equity Income ETF (a) ................................... 326,000 8,651
VictoryShares International Value Momentum ETF ............................... 765,880 36,580
VictoryShares International Volatility Wtd ETF ................................. 443,850 19,294
VictoryShares Short-Term Bond ETF ......................................... 1,339,272 67,566
VictoryShares Small Cap Free Cash Flow ETF .................................. 457,000 12,595
VictoryShares THB Mid Cap ETF ........................................... 434,529 12,514
VictoryShares US Small Mid Cap Value Momentum ETF (a) ........................ 244,422 21,281
VictoryShares US Value Momentum ETF (a) .................................... 285,589 24,113
VictoryShares WestEnd U.S. Sector ETF ...................................... 904,469 37,897
Total Affiliated Exchange-Traded Funds (Cost $302,848)
a
a
a
347,815
Affiliated Mutual Funds (71.7%)
Victory 500 Index Fund, Reward Shares ....................................... 689,798 52,114
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 8,794,838 79,945
Victory Global Managed Volatility Fund, Institutional Shares ........................ 8,856,931 100,349
Victory Government Securities Fund, Institutional Shares .......................... 22,113,970 193,497
Victory Growth Fund, Institutional Shares ..................................... 227,903 9,007
Victory High Income Fund, Institutional Shares ................................. 7,361,243 50,793
Victory Income Stock Fund, Institutional Shares ................................. 1,056,302 19,288
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 683,332 16,140
Victory Market Neutral Income Fund, Class I ................................... 3,855,488 32,656
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 528,409 27,927
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 213,325 4,725
Victory RS International Fund, Class R6 ...................................... 5,236,713 65,564
Victory Short-Term Bond Fund, Institutional Shares .............................. 7,409,579 67,353
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,144,623 15,887
Victory Sophus Emerging Markets Fund, Class R6 ............................... 427,915 8,588
Victory Target Managed Allocation Fund ...................................... 9,063,208 99,786
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 5,447,996 45,055
Total Affiliated Mutual Funds (Cost $817,646)
a
a
a
888,674
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .31% (b) ........ 1,854,330 1,855
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .32% (b) ............ 1,854,330 1,854
Invesco Government & Agency Portfolio, Institutional Shares , 4 .34% (b) ............... 1,854,330 1,854
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .31% (b) . 1,854,330 1,854
Total Collateral for Securities Loaned (Cost $7,417)
a
a
a
7,417
Total Investments (Cost $1,127,911) — 100.4% 1,243,906
Liabilities in excess of other assets —  (0.4)% (4,732)
NET ASSETS - 100.00% $ 1,239,174
At January 31, 2025, the foreign securities held by the underlying Funds were 27.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on January 31, 2025.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2025
Dividend
Income
Victory 500 Index Fund, Reward Shares . $ 59,693 $ 1,789 $ (19,556) $ 3,341 $ 1,276 $ 6,847 $ 52,114 $ 515
Victory Core Plus Intermediate Bond
Fund, Institutional Shares ......... 63,442 15,396 — — * — 1,107 79,945 2,351
Victory Global Managed Volatility Fund,
Institutional Shares .............. 111,113 3,315 (25,552) 4,457 1,665 7,016 100,349 1,650
Victory Government Securities Fund,
Institutional Shares .............. 184,775 4,885 — — * — 3,837 193,497 5,493
Victory Growth Fund, Institutional Shares 19,024 835 (15,143) 11,509 739 (7,218) 9,007 96
Victory High Income Fund, Institutional
Shares ....................... 46,996 2,728 — — — 1,069 50,793 2,728
Victory Income Stock Fund, Institutional
Shares ....................... 17,292 2,910 — — 2,005 (914) 19,288 905
Victory Integrity Mid-Cap Value Fund,
Class R6 ..................... 15,558 2,340 (1,260) 461 1,818 (959) 16,140 521
Victory Market Neutral Income Fund,
Class I ....................... 29,253 3,577 — — — (174) 32,656 1,063
Victory Nasdaq-100 Index Fund, Class R6 23,573 647 (1,205) 98 342 4,814 27,927 304
Victory Precious Metals and Minerals
Fund, Institutional Shares ......... 4,818 — (1,009) 319 — 597 4,725 —
Victory RS International Fund, Class R6 61,142 1,589 — — — 2,833 65,564 1,589
Victory Short-Term Bond Fund,
Institutional Shares .............. 67,423 2,044 (3,635) (92) — 1,613 67,353 2,296
Victory Small Cap Stock Fund,
Institutional Shares .............. 22,310 944 (8,910) 1,047 649 496 15,887 296
Victory Sophus Emerging Markets Fund,
Class R6 ..................... 10,497 255 (2,214) (959) — 1,009 8,588 254
Victory Target Managed Allocation Fund 102,163 1,596 (13,999) 752 — 9,274 99,786 1,595
Victory Trivalent International Fund-Core
Equity, Class R6 ................ 44,451 1,628 (2,444) 52 — 1,368 45,055 1,628
VictoryShares Corporate Bond ETF .... 41,967 2,515 — — — 1,167 45,649 1,349
VictoryShares Emerging Markets Value
Momentum ETF ................ 28,381 — — — — 94 28,475 1,656
VictoryShares Free Cash Flow ETF .... 13,418 4,013 — — — 2,020 19,451 131
VictoryShares Free Cash Flow Growth
ETF ......................... — 13,816 — — — (67) 13,749 1
VictoryShares Hedged Equity Income
ETF ......................... — 8,340 — — — 311 8,651 113
VictoryShares International Value
Momentum ETF ................ 40,564 — (4,257) (236) — 509 36,580 1,500
VictoryShares International Volatility Wtd
ETF ......................... 18,476 — — — — 818 19,294 514
VictoryShares Short-Term Bond ETF ... 44,810 21,941 — — — 815 67,566 1,855
VictoryShares Small Cap Free Cash Flow
ETF ......................... 9,141 2,526 — — — 928 12,595 109
VictoryShares THB Mid Cap ETF ..... 22,843 — (12,392) 758 — 1,305 12,514 39
VictoryShares US Multi-Factor Minimum
Volatility ETF .................. 9,921 — (10,833) 3,568 — (2,656) — 51
VictoryShares US Small Mid Cap Value
Momentum ETF ................ 18,498 — — — — 2,783 21,281 292
VictoryShares US Value Momentum ETF 23,929 — (3,783) 1,536 — 2,431 24,113 311
VictoryShares WestEnd U.S. Sector ETF 36,346 — (5,995) 1,899 — 5,647 37,897 244
$ 1,191,817 $ 99,629 $ (132,187) $ 28,510 $ 8,494 $ 48,720 $ 1,236,489 $ 31,449
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (31.2%)
VictoryShares Corporate Bond ETF .......................................... 1,759,335 $ 37,052
VictoryShares Emerging Markets Value Momentum ETF .......................... 1,056,858 49,413
VictoryShares Free Cash Flow ETF(a) ........................................ 902,014 32,031
VictoryShares Free Cash Flow Growth ETF .................................... 726,473 18,053
VictoryShares Hedged Equity Income ETF ..................................... 673,761 17,878
VictoryShares International Value Momentum ETF ............................... 1,385,375 66,168
VictoryShares International Volatility Wtd ETF ................................. 654,183 28,437
VictoryShares Short-Term Bond ETF ......................................... 1,180,072 59,535
VictoryShares Small Cap Free Cash Flow ETF .................................. 657,093 18,110
VictoryShares THB Mid Cap ETF ........................................... 1,003,943 28,913
VictoryShares US Small Mid Cap Value Momentum ETF(a) ........................ 400,524 34,872
VictoryShares US Value Momentum ETF(a) .................................... 518,927 43,815
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,674,689 70,169
Total Affiliated Exchange-Traded Funds (Cost $423,708)
a
a
a
504,446
Affiliated Mutual Funds (68.6%)
Victory 500 Index Fund, Reward Shares ....................................... 1,251,248 94,532
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 6,789,759 61,719
Victory Global Managed Volatility Fund, Institutional Shares ........................ 16,244,946 184,055
Victory Government Securities Fund, Institutional Shares .......................... 11,714,380 102,501
Victory Growth Fund, Institutional Shares ..................................... 609,838 24,101
Victory High Income Fund, Institutional Shares ................................. 8,457,234 58,355
Victory Income Stock Fund, Institutional Shares ................................. 1,717,882 31,369
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 1,186,292 28,020
Victory Market Neutral Income Fund, Class I ................................... 2,644,395 22,398
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 932,517 49,284
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 291,216 6,450
Victory RS International Fund, Class R6 ...................................... 8,515,887 106,619
Victory Short-Term Bond Fund, Institutional Shares .............................. 2,719,167 24,717
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,662,273 36,952
Victory Sophus Emerging Markets Fund, Class R6 ............................... 825,664 16,571
Victory Target Managed Allocation Fund ...................................... 16,592,780 182,687
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 9,420,962 77,911
Total Affiliated Mutual Funds (Cost $953,447)
a
a
a
1,108,241
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.31%(b) ........ 694,456 695
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.32%(b) ............ 694,456 695
Invesco Government & Agency Portfolio, Institutional Shares, 4.34%(b) ............... 694,456 694
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.31%(b) . 694,456 694
Total Collateral for Securities Loaned (Cost $2,778)
a
a
a
2,778
Total Investments (Cost $1,379,933) — 100.0% 1,615,465
Other assets in excess of liabilities —  (0.0)%(c) 509
NET ASSETS - 100.00% $ 1,615,974
At January 31, 2025, the foreign securities held by the underlying Funds were 34.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on January 31, 2025.
(c) Amount represents less than 0.05% of net assets.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2025
Dividend
Income
Victory 500 Index Fund, Reward Shares . $ 101,375 $ 3,328 $ (27,973) $ 4,661 $ 2,394 $ 13,141 $ 94,532 $ 934
Victory Core Plus Intermediate Bond
Fund, Institutional Shares ......... 40,799 20,331 — —* — 589 61,719 1,577
Victory Global Managed Volatility Fund,
Institutional Shares .............. 188,484 6,097 (29,568) 4,198 3,071 14,844 184,055 3,025
Victory Government Securities Fund,
Institutional Shares .............. 97,880 2,588 — — — 2,033 102,501 2,910
Victory Growth Fund, Institutional Shares 32,994 2,234 (18,046) 13,918 1,977 (6,999) 24,101 257
Victory High Income Fund, Institutional
Shares ....................... 53,993 3,134 — — — 1,228 58,355 3,134
Victory Income Stock Fund, Institutional
Shares ....................... 28,122 4,733 — — 3,261 (1,486) 31,369 1,472
Victory Integrity Mid-Cap Value Fund,
Class R6 ..................... 27,944 4,061 (3,128) 1,072 3,156 (1,929) 28,020 905
Victory Market Neutral Income Fund,
Class I ....................... 21,750 777 — — — (129) 22,398 777
Victory Nasdaq-100 Index Fund, Class R6 41,145 1,127 (1,568) 64 597 8,516 49,284 530
Victory Precious Metals and Minerals
Fund, Institutional Shares ......... 5,358 — — — — 1,092 6,450 —
Victory RS International Fund, Class R6 99,428 2,584 — — — 4,607 106,619 2,584
Victory Short-Term Bond Fund,
Institutional Shares .............. 26,371 2,347 (4,594) (27) — 620 24,717 845
Victory Small Cap Stock Fund,
Institutional Shares .............. 36,094 2,037 (3,288) (139) 1,400 2,248 36,952 637
Victory Sophus Emerging Markets Fund,
Class R6 ..................... 15,979 386 — — — 206 16,571 386
Victory Target Managed Allocation Fund 180,539 2,886 (18,542) (115) — 17,919 182,687 2,886
Victory Trivalent International Fund-Core
Equity, Class R6 ................ 72,795 2,667 — —* — 2,449 77,911 2,667
VictoryShares Corporate Bond ETF .... 30,116 6,175 — — — 761 37,052 1,035
VictoryShares Emerging Markets Value
Momentum ETF ................ 49,250 — — — — 163 49,413 2,874
VictoryShares Free Cash Flow ETF .... 22,581 6,017 — — — 3,433 32,031 220
VictoryShares Free Cash Flow Growth
ETF ......................... — 18,141 — — — (88) 18,053 2
VictoryShares Hedged Equity Income
ETF ......................... — 17,474 — — — 404 17,878 173
VictoryShares International Value
Momentum ETF ................ 67,736 — (1,998) (158) — 588 66,168 2,637
VictoryShares International Volatility Wtd
ETF ......................... 27,232 — — — — 1,205 28,437 757
VictoryShares Short-Term Bond ETF ... 32,424 26,539 — — — 572 59,535 1,428
VictoryShares Small Cap Free Cash Flow
ETF ......................... 14,264 2,527 — — — 1,319 18,110 161
VictoryShares THB Mid Cap ETF ..... 38,676 — (13,413) 1,104 — 2,546 28,913 73
VictoryShares US Multi-Factor Minimum
Volatility ETF .................. 16,058 — (17,699) 5,939 — (4,298) — 108
VictoryShares US Small Mid Cap Value
Momentum ETF ................ 30,311 — — — — 4,561 34,872 479
VictoryShares US Value Momentum ETF 41,792 — (4,898) 1,954 — 4,967 43,815 550
VictoryShares WestEnd U.S. Sector ETF 62,865 — (6,167) 2,038 — 11,433 70,169 443
$ 1,504,355 $ 138,190 $ (150,882) $ 34,509 $ 15,856 $ 86,515 $ 1,612,687 $ 36,466
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (30.3%)
VictoryShares Corporate Bond ETF .......................................... 608,750 $ 12,821
VictoryShares Emerging Markets Value Momentum ETF .......................... 746,226 34,890
VictoryShares Free Cash Flow ETF (a) ........................................ 612,080 21,735
VictoryShares Free Cash Flow Growth ETF .................................... 548,364 13,627
VictoryShares International Value Momentum ETF ............................... 1,035,667 49,465
VictoryShares International Volatility Wtd ETF ................................. 442,741 19,246
VictoryShares Small Cap Free Cash Flow ETF .................................. 392,062 10,805
VictoryShares THB Mid Cap ETF ........................................... 854,889 24,620
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 288,087 14,165
VictoryShares US Small Mid Cap Value Momentum ETF (a) ........................ 281,624 24,520
VictoryShares US Value Momentum ETF (a) .................................... 386,053 32,596
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,242,654 52,067
Total Affiliated Exchange-Traded Funds (Cost $247,030)
a
a
a
310,557
Affiliated Mutual Funds (69.5%)
Victory 500 Index Fund, Reward Shares ....................................... 1,028,413 77,697
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 4,005,877 36,413
Victory Global Managed Volatility Fund, Institutional Shares ........................ 12,235,855 138,632
Victory Government Securities Fund, Institutional Shares .......................... 4,068,076 35,596
Victory Growth Fund, Institutional Shares ..................................... 472,685 18,681
Victory High Income Fund, Institutional Shares ................................. 1,303,898 8,997
Victory Income Stock Fund, Institutional Shares ................................. 1,197,220 21,861
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 894,364 21,125
Victory Market Neutral Income Fund, Class I ................................... 839,513 7,111
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 686,418 36,277
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 163,609 3,624
Victory RS International Fund, Class R6 ...................................... 5,930,456 74,249
Victory Short-Term Bond Fund, Institutional Shares .............................. 101,883 926
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,035,077 28,247
Victory Sophus Emerging Markets Fund, Class R6 ............................... 643,311 12,911
Victory Target Managed Allocation Fund ...................................... 12,369,035 136,183
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 6,451,902 53,357
Total Affiliated Mutual Funds (Cost $595,996)
a
a
a
711,887
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .31% (c) ........ 35,138 36
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .32% (c) ............ 35,138 35
Invesco Government & Agency Portfolio, Institutional Shares , 4 .34% (c) ............... 35,138 35
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .31% (c) . 35,138 35
Total Collateral for Securities Loaned (Cost $141)
a
a
a
141
Total Investments (Cost $843,167) — 99.8% 1,022,585
Other assets in excess of liabilities —  0.2% 2,475
NET ASSETS - 100.00% $ 1,025,060
At January 31, 2025, the foreign securities held by the underlying Funds were 38.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on January 31, 2025.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2025
Dividend
Income
Victory 500 Index Fund, Reward Shares . $ 74,403 $ 2,555 $ (12,323) $ 2,138 $ 1,857 $ 10,924 $ 77,697 $ 697
Victory Core Plus Intermediate Bond
Fund, Institutional Shares ......... 24,435 11,640 — — * — 338 36,413 957
Victory Global Managed Volatility Fund,
Institutional Shares .............. 132,902 4,588 (12,084) 393 2,309 12,833 138,632 2,278
Victory Government Securities Fund,
Institutional Shares .............. 32,021 2,931 — — — 644 35,596 965
Victory Growth Fund, Institutional Shares 29,151 1,919 (17,972) 12,058 1,698 (6,475) 18,681 221
Victory High Income Fund, Institutional
Shares ....................... 8,324 483 — — — 190 8,997 483
Victory Income Stock Fund, Institutional
Shares ....................... 19,598 3,299 — — 2,272 (1,036) 21,861 1,026
Victory Integrity Mid-Cap Value Fund,
Class R6 ..................... 18,905 3,062 — — 2,380 (842) 21,125 683
Victory Market Neutral Income Fund,
Class I ....................... 6,905 247 — — — (41) 7,111 247
Victory Nasdaq-100 Index Fund, Class R6 29,340 804 — — * 427 6,133 36,277 378
Victory Precious Metals and Minerals
Fund, Institutional Shares ......... 3,010 — — — — 614 3,624 —
Victory RS International Fund, Class R6 67,365 3,814 — — — 3,070 74,249 1,799
Victory Short-Term Bond Fund,
Institutional Shares .............. 879 28 — — — 19 926 31
Victory Small Cap Stock Fund,
Institutional Shares .............. 25,460 1,557 — — 1,070 1,230 28,247 487
Victory Sophus Emerging Markets Fund,
Class R6 ..................... 12,450 300 — — — 161 12,911 301
Victory Target Managed Allocation Fund 125,532 2,117 (4,012) (24) — 12,570 136,183 2,117
Victory Trivalent International Fund-Core
Equity, Class R6 ................ 49,853 1,826 — — * — 1,678 53,357 1,826
VictoryShares Corporate Bond ETF .... 10,530 1,991 — — — 300 12,821 375
VictoryShares Emerging Markets Value
Momentum ETF ................ 34,774 — — — — 116 34,890 2,029
VictoryShares Free Cash Flow ETF .... 16,339 3,015 — — — 2,381 21,735 159
VictoryShares Free Cash Flow Growth
ETF ......................... — 13,668 — — — (41) 13,627 1
VictoryShares International Value
Momentum ETF ................ 49,142 — — — — 323 49,465 1,972
VictoryShares International Volatility Wtd
ETF ......................... 18,430 — — — — 816 19,246 512
VictoryShares Small Cap Free Cash Flow
ETF ......................... 10,038 — — — — 767 10,805 101
VictoryShares THB Mid Cap ETF ..... 28,293 — (6,113) 422 — 2,018 24,620 57
VictoryShares US Multi-Factor Minimum
Volatility ETF .................. 12,420 — — — — 1,745 14,165 135
VictoryShares US Small Mid Cap Value
Momentum ETF ................ 21,313 — — — — 3,207 24,520 337
VictoryShares US Value Momentum ETF 31,495 — (4,059) 1,584 — 3,576 32,596 413
VictoryShares WestEnd U.S. Sector ETF 47,469 — (5,370) 1,636 — 8,332 52,067 329
$ 940,776 $ 59,844 $ (61,933) $ 18,207 $ 12,013 $ 65,550 $ 1,022,444 $ 20,916
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (31.2%)
VictoryShares Corporate Bond ETF .......................................... 81,206 $ 1,710
VictoryShares Emerging Markets Value Momentum ETF .......................... 108,347 5,066
VictoryShares Free Cash Flow ETF .......................................... 122,780 4,360
VictoryShares Free Cash Flow Growth ETF .................................... 92,607 2,301
VictoryShares International Value Momentum ETF ............................... 148,180 7,077
VictoryShares International Volatility Wtd ETF ................................. 75,768 3,294
VictoryShares Small Cap Free Cash Flow ETF .................................. 57,000 1,571
VictoryShares THB Mid Cap ETF ........................................... 107,235 3,088
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 43,625 2,145
VictoryShares US Small Mid Cap Value Momentum ETF(a) ........................ 40,988 3,569
VictoryShares US Value Momentum ETF(a) .................................... 64,597 5,454
VictoryShares WestEnd U.S. Sector ETF ...................................... 195,979 8,212
Total Affiliated Exchange-Traded Funds (Cost $37,705)
a
a
a
47,847
Affiliated Mutual Funds (68.6%)
Victory 500 Index Fund, Reward Shares ....................................... 169,364 12,795
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 374,349 3,403
Victory Global Managed Volatility Fund, Institutional Shares ........................ 1,897,829 21,502
Victory Government Securities Fund, Institutional Shares .......................... 669,474 5,858
Victory Growth Fund, Institutional Shares ..................................... 62,741 2,480
Victory Income Stock Fund, Institutional Shares ................................. 201,336 3,676
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 129,084 3,049
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 109,187 5,771
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 20,334 450
Victory RS International Fund, Class R6 ...................................... 938,668 11,752
Victory Short-Term Bond Fund, Institutional Shares .............................. 128 1
Victory Small Cap Stock Fund, Institutional Shares ............................... 297,753 4,133
Victory Sophus Emerging Markets Fund, Class R6 ............................... 81,071 1,627
Victory Target Managed Allocation Fund ...................................... 1,906,203 20,987
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 940,447 7,778
Total Affiliated Mutual Funds (Cost $89,363)
a
a
a
105,262
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.31%(b) ........ 61,925 62
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.32%(b) ............ 61,925 62
Invesco Government & Agency Portfolio, Institutional Shares, 4 .34%(b) ............... 61,925 62
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.31%(b) . 61,925 62
Total Collateral for Securities Loaned (Cost $248)
a
a
a
248
Total Investments (Cost $127,316) — 100.0% 153,357
Other assets in excess of liabilities —  (0.0)%(c) 61
NET ASSETS - 100.00% $ 153,418
At January 31, 2025, the foreign securities held by the underlying Funds were 38.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on January 31, 2025.
(c) Amount represents less than 0.05% of net assets.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2025
Dividend
Income
Victory 500 Index Fund, Reward Shares . $ 11,542 $ 418 $ (1,222) $ 193 $ 306 $ 1,864 $ 12,795 $ 112
Victory Core Plus Intermediate Bond
Fund, Institutional Shares ......... 3,220 608 (501) (100) — 176 3,403 120
Victory Global Managed Volatility Fund,
Institutional Shares .............. 20,298 714 (1,503) (3) 361 1,996 21,502 353
Victory Government Securities Fund,
Institutional Shares .............. 4,526 1,231 — —* — 101 5,858 150
Victory Growth Fund, Institutional Shares 4,257 300 (2,902) 1,095 265 (270) 2,480 35
Victory Income Stock Fund, Institutional
Shares ....................... 3,296 555 — — 382 (175) 3,676 173
Victory Integrity Mid-Cap Value Fund,
Class R6 ..................... 2,729 442 — — 343 (122) 3,049 99
Victory Nasdaq-100 Index Fund, Class R6 4,667 128 — — 68 976 5,771 60
Victory Precious Metals and Minerals
Fund, Institutional Shares ......... 374 — — — — 76 450 —
Victory RS International Fund, Class R6 9,849 1,485 — — — 418 11,752 285
Victory Short-Term Bond Fund,
Institutional Shares .............. 1 —* — — — —* 1 –*
Victory Small Cap Stock Fund,
Institutional Shares .............. 3,725 228 — — 157 180 4,133 71
Victory Sophus Emerging Markets Fund,
Class R6 ..................... 1,811 44 (250) (69) — 91 1,627 44
Victory Target Managed Allocation Fund 18,780 319 — — — 1,888 20,987 319
Victory Trivalent International Fund-Core
Equity, Class R6 ................ 7,267 267 — — — 244 7,778 266
VictoryShares Corporate Bond ETF .... 1,377 293 — — — 40 1,710 50
VictoryShares Emerging Markets Value
Momentum ETF ................ 5,049 — — — — 17 5,066 295
VictoryShares Free Cash Flow ETF .... 2,467 1,504 — — — 389 4,360 24
VictoryShares Free Cash Flow Growth
ETF ......................... — 2,294 — — — 7 2,301 –*
VictoryShares International Value
Momentum ETF ................ 7,031 — — — — 46 7,077 282
VictoryShares International Volatility Wtd
ETF ......................... 3,154 — — — — 140 3,294 88
VictoryShares Small Cap Free Cash Flow
ETF ......................... 1,459 — — — — 112 1,571 15
VictoryShares THB Mid Cap ETF ..... 4,265 — (1,494) 40 — 277 3,088 9
VictoryShares US Multi-Factor Minimum
Volatility ETF .................. 1,881 — — — — 264 2,145 20
VictoryShares US Small Mid Cap Value
Momentum ETF ................ 3,102 — — — — 467 3,569 49
VictoryShares US Value Momentum ETF 4,682 — — — — 772 5,454 64
VictoryShares WestEnd U.S. Sector ETF 7,150 — (472) 145 — 1,389 8,212 51
$ 137,959 $ 10,830 $ (8,344) $ 1,301 $ 1,882 $ 11,363 $ 153,109 $ 3,034
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (10.2%):
Alphabet, Inc., Class A ................................................... 1,474,687 $ 300,866
Alphabet, Inc., Class C ................................................... 1,302,030 267,697
AT&T, Inc. ........................................................... 1,809,390 42,937
Charter Communications, Inc., Class A(a) ..................................... 24,115 8,331
Comcast Corp., Class A .................................................. 958,262 32,255
Electronic Arts, Inc. ..................................................... 59,487 7,312
Fox Corp., Class A ...................................................... 53,940 2,761
Fox Corp., Class B ...................................................... 31,832 1,547
Liberty Media Corp.-Liberty Formula One, Series A(a) ............................ 4,827 425
Liberty Media Corp.-Liberty Formula One, Series C(a) ............................ 54,296 5,196
Live Nation Entertainment, Inc.(a) ........................................... 38,563 5,579
Meta Platforms, Inc., Class A .............................................. 550,308 379,261
Netflix, Inc.(a) ......................................................... 107,489 104,991
Omnicom Group, Inc. .................................................... 48,325 4,194
Pinterest, Inc., Class A(a) ................................................. 145,496 4,796
ROBLOX Corp., Class A(a) ............................................... 133,405 9,481
Snap, Inc., Class A(a) .................................................... 265,181 2,994
Spotify Technology SA(a) ................................................. 36,230 19,874
Take-Two Interactive Software, Inc.(a) ........................................ 40,565 7,525
The Trade Desk, Inc., Class A(a) ............................................ 112,643 13,368
The Walt Disney Co. .................................................... 457,761 51,754
T-Mobile US, Inc. ...................................................... 121,787 28,373
Verizon Communications, Inc. .............................................. 1,064,020 41,912
Warner Bros Discovery, Inc.(a) ............................................. 554,936 5,794
1,349,223
Communications Equipment (0.8%):
Arista Networks, Inc.(a) .................................................. 260,888 30,062
Cisco Systems, Inc. ..................................................... 1,005,351 60,925
Motorola Solutions, Inc. .................................................. 42,010 19,713
110,700
Consumer Discretionary (11.2%):
Airbnb, Inc., Class A(a) .................................................. 104,757 13,741
Amazon.com, Inc.(a) .................................................... 2,377,059 564,979
AutoZone, Inc.(a) ....................................................... 4,242 14,212
Best Buy Co., Inc. ...................................................... 48,959 4,204
Booking Holdings, Inc. ................................................... 8,347 39,544
Burlington Stores, Inc.(a) ................................................. 15,744 4,470
Carnival Corp.(a) ....................................................... 250,048 6,919
Carvana Co.(a) ......................................................... 28,956 7,166
Chipotle Mexican Grill, Inc.(a) ............................................. 340,963 19,895
D.R. Horton, Inc. ....................................................... 71,091 10,088
Darden Restaurants, Inc. .................................................. 29,242 5,709
Deckers Outdoor Corp.(a) ................................................. 37,846 6,712
Domino's Pizza, Inc. ..................................................... 8,529 3,831
DoorDash, Inc., Class A(a) ................................................ 81,256 15,344
DraftKings, Inc.(a) ...................................................... 117,187 4,916
eBay, Inc. ............................................................ 119,771 8,082
Expedia Group, Inc.(a) ................................................... 30,031 5,134
Ford Motor Co. ........................................................ 979,105 9,869
Garmin Ltd. ........................................................... 38,845 8,385
General Motors Co. ..................................................... 276,682 13,685
Genuine Parts Co. ...................................................... 34,466 4,007
Hilton Worldwide Holdings, Inc. ............................................ 66,728 17,087
Las Vegas Sands Corp. ................................................... 94,370 4,325
Lennar Corp., Class A .................................................... 58,482 7,675
Lennar Corp., Class B ................................................... 2,067 260
Lowe's Cos., Inc. ....................................................... 142,497 37,055
Lululemon Athletica, Inc.(a) ............................................... 26,699 11,059
Marriott International, Inc., Class A .......................................... 61,352 17,828
McDonald's Corp. ...................................................... 181,217 52,317

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
NIKE, Inc., Class B ..................................................... 295,491 $ 22,723
NVR, Inc.(a) .......................................................... 731 5,860
O'Reilly Automotive, Inc.(a) ............................................... 14,443 18,695
Pool Corp. ............................................................ 9,145 3,148
PulteGroup, Inc. ........................................................ 50,953 5,798
Ross Stores, Inc. ....................................................... 80,973 12,191
Royal Caribbean Cruises Ltd. .............................................. 61,596 16,422
Starbucks Corp. ........................................................ 280,377 30,191
Tesla, Inc.(a) .......................................................... 707,851 286,397
The Home Depot, Inc. ................................................... 251,309 103,534
The TJX Cos., Inc. ...................................................... 282,701 35,278
Tractor Supply Co. ...................................................... 133,608 7,263
Ulta Beauty, Inc.(a) ..................................................... 11,542 4,757
Williams-Sonoma, Inc. ................................................... 29,623 6,261
Yum! Brands, Inc. ...................................................... 69,880 9,119
1,486,135
Consumer Staples (5.3%):
Altria Group, Inc. ....................................................... 427,287 22,317
Archer-Daniels-Midland Co. ............................................... 118,976 6,095
Brown-Forman Corp., Class A .............................................. 8,952 298
Brown-Forman Corp., Class B ............................................. 70,948 2,342
Church & Dwight Co., Inc. ................................................ 61,259 6,464
Colgate-Palmolive Co. ................................................... 205,898 17,851
Constellation Brands, Inc., Class A .......................................... 38,895 7,032
Costco Wholesale Corp. .................................................. 112,122 109,866
Dollar General Corp. .................................................... 54,500 3,873
Dollar Tree, Inc.(a) ...................................................... 53,421 3,919
General Mills, Inc. ...................................................... 138,862 8,351
Hormel Foods Corp. ..................................................... 71,252 2,136
Kellanova ............................................................ 73,225 5,985
Kenvue, Inc. .......................................................... 481,981 10,261
Keurig Dr. Pepper, Inc. ................................................... 282,898 9,081
Kimberly-Clark Corp. .................................................... 83,779 10,889
McCormick & Co., Inc. .................................................. 66,049 5,101
Mondelez International, Inc., Class A ......................................... 336,289 19,501
Monster Beverage Corp.(a) ................................................ 173,526 8,453
PepsiCo, Inc. .......................................................... 345,886 52,122
Philip Morris International, Inc. ............................................. 392,656 51,124
Sysco Corp. ........................................................... 123,100 8,977
Target Corp. .......................................................... 115,242 15,893
The Campbell's Company ................................................. 47,844 1,855
The Clorox Co. ........................................................ 30,798 4,887
The Coca-Cola Co. ...................................................... 1,081,685 68,665
The Estee Lauder Cos., Inc. ............................................... 57,893 4,830
The Hershey Co. ....................................................... 36,832 5,497
The Kraft Heinz Co. ..................................................... 302,631 9,031
The Kroger Co. ........................................................ 180,535 11,128
The Procter & Gamble Co. ................................................ 595,754 98,889
Tyson Foods, Inc., Class A ................................................ 69,236 3,911
Walmart, Inc. .......................................................... 1,101,434 108,117
704,741
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A ................................................. 302,080 21,381
CDW Corp. ........................................................... 33,257 6,623
Corning, Inc. .......................................................... 195,938 10,205
Jabil, Inc. ............................................................ 26,934 4,374
Keysight Technologies, Inc.(a) ............................................. 43,152 7,696
TE Connectivity PLC .................................................... 75,186 11,125
Teledyne Technologies, Inc.(a) ............................................. 11,512 5,887
Trimble, Inc.(a) ........................................................ 60,664 4,547
Zebra Technologies Corp.(a) ............................................... 12,790 5,013
76,851

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Energy (3.2%):
Baker Hughes Co. ...................................................... 248,783 $ 11,489
Cheniere Energy, Inc. .................................................... 55,935 12,510
Chevron Corp. ......................................................... 454,636 67,827
ConocoPhillips Co. ..................................................... 326,735 32,291
Coterra Energy, Inc. ..................................................... 180,565 5,005
Devon Energy Corp. ..................................................... 156,043 5,321
Diamondback Energy, Inc. ................................................ 47,293 7,773
EOG Resources, Inc. .................................................... 141,557 17,806
EQT Corp. ............................................................ 148,682 7,601
Expand Energy Corp. .................................................... 51,732 5,256
Exxon Mobil Corp. ..................................................... 1,110,833 118,670
Halliburton Co. ........................................................ 219,105 5,701
Hess Corp. ............................................................ 70,695 9,829
Kinder Morgan, Inc. ..................................................... 488,520 13,425
Marathon Petroleum Corp. ................................................ 80,717 11,761
Occidental Petroleum Corp. ............................................... 235,543 10,988
ONEOK, Inc. .......................................................... 146,979 14,282
Phillips 66 Co. ......................................................... 103,718 12,225
Schlumberger NV ...................................................... 355,320 14,312
Targa Resources Corp. ................................................... 53,966 10,621
Texas Pacific Land Corp. ................................................. 5,756 7,467
The Williams Cos., Inc. .................................................. 306,128 16,969
Valero Energy Corp. ..................................................... 79,256 10,541
429,670
Financials (14.4%):
Affirm Holdings, Inc.(a) .................................................. 64,154 3,918
Aflac, Inc. ............................................................ 125,726 13,500
American Express Co. ................................................... 177,978 56,499
American International Group, Inc. .......................................... 156,570 11,533
Ameriprise Financial, Inc. ................................................. 24,396 13,256
Aon PLC, Class A ...................................................... 52,839 19,594
Apollo Global Management, Inc. ............................................ 100,006 17,099
Arch Capital Group Ltd. .................................................. 91,315 8,499
Ares Management Corp., Class A ........................................... 47,032 9,323
Arthur J. Gallagher & Co. ................................................. 62,267 18,793
Bank of America Corp. ................................................... 1,938,828 89,768
Berkshire Hathaway, Inc., Class A(a) ......................................... 86 60,425
Berkshire Hathaway, Inc., Class B(a) ......................................... 335,041 157,024
Blackrock, Inc. ........................................................ 36,310 39,051
Blackstone, Inc. ........................................................ 180,669 31,998
Block, Inc.(a) .......................................................... 136,838 12,428
Brown & Brown, Inc. .................................................... 59,249 6,201
Capital One Financial Corp. ............................................... 94,983 19,349
Cboe Global Markets, Inc. ................................................ 26,022 5,317
Chubb Ltd. ........................................................... 101,288 27,538
Cincinnati Financial Corp. ................................................ 38,386 5,261
Citigroup, Inc. ......................................................... 476,872 38,832
Citizens Financial Group, Inc. .............................................. 109,144 5,192
CME Group, Inc. ....................................................... 90,669 21,445
Coinbase Global, Inc., Class A(a) ........................................... 48,623 14,165
Corebridge Financial, Inc. ................................................. 62,591 2,113
Discover Financial Services ............................................... 62,883 12,645
Erie Indemnity Co., Class A ............................................... 6,173 2,487
Everest Group Ltd. ...................................................... 8,079 2,808
FactSet Research Systems, Inc. ............................................. 9,440 4,478
Fidelity National Information Services, Inc. .................................... 135,317 11,024
Fifth Third Bancorp ..................................................... 167,319 7,414
First Citizens Bancshares, Inc., Class A ....................................... 2,458 5,419
Fiserv, Inc.(a) .......................................................... 142,680 30,825
Global Payments, Inc. .................................................... 63,236 7,136
Huntington Bancshares, Inc. ............................................... 359,346 6,181
Interactive Brokers Group, Inc. ............................................. 26,237 5,705

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Intercontinental Exchange, Inc. ............................................. 143,445 $ 22,927
JPMorgan Chase & Co. .................................................. 710,115 189,814
KeyCorp ............................................................. 245,897 4,421
KKR & Co., Inc. ....................................................... 170,805 28,536
Loews Corp. .......................................................... 44,781 3,827
LPL Financial Holdings, Inc. ............................................... 18,611 6,828
M&T Bank Corp. ....................................................... 41,478 8,347
Markel Group, Inc.(a) .................................................... 3,153 5,766
Marsh & McLennan Cos., Inc. ............................................. 123,962 26,885
Mastercard, Inc., Class A ................................................. 206,840 114,885
MetLife, Inc. .......................................................... 145,722 12,606
Millrose Properties, Inc.(a)(b) .............................................. 30,830 341
Moody's Corp. ......................................................... 45,700 22,824
Morgan Stanley ........................................................ 311,148 43,072
MSCI, Inc. ........................................................... 19,080 11,386
Nasdaq, Inc. .......................................................... 103,391 8,513
Northern Trust Corp. .................................................... 48,752 5,474
PayPal Holdings, Inc.(a) .................................................. 252,243 22,344
Principal Financial Group, Inc. ............................................. 56,671 4,673
Prudential Financial, Inc. ................................................. 89,410 10,797
Raymond James Financial, Inc. ............................................. 46,044 7,758
Regions Financial Corp. .................................................. 226,512 5,581
Robinhood Markets, Inc., Class A(a) ......................................... 154,046 8,003
S&P Global, Inc. ....................................................... 78,336 40,845
SoFi Technologies, Inc.(a) ................................................. 257,248 4,059
State Street Corp. ....................................................... 73,098 7,428
Synchrony Financial ..................................................... 97,119 6,699
T. Rowe Price Group, Inc. ................................................. 54,364 6,356
The Allstate Corp. ...................................................... 66,319 12,755
The Bank of New York Mellon Corp. ......................................... 182,787 15,707
The Carlyle Group, Inc. .................................................. 60,004 3,370
The Charles Schwab Corp. ................................................ 423,471 35,030
The Goldman Sachs Group, Inc. ............................................ 79,031 50,611
The Hartford Financial Services Group, Inc. .................................... 72,523 8,090
The PNC Financial Services Group, Inc. ...................................... 99,744 20,044
The Progressive Corp. ................................................... 147,674 36,393
The Travelers Cos., Inc. .................................................. 56,969 13,968
Toast, Inc., Class A(a) .................................................... 101,734 4,163
Truist Financial Corp. .................................................... 333,884 15,900
U.S. Bancorp .......................................................... 392,895 18,773
Visa, Inc., Class A ...................................................... 436,381 149,155
W.R. Berkley Corp. ..................................................... 72,515 4,266
Wells Fargo & Co. ...................................................... 841,242 66,290
Willis Towers Watson PLC ................................................ 25,210 8,308
1,908,061
Health Care (10.4%):
Abbott Laboratories ..................................................... 435,833 55,756
AbbVie, Inc. .......................................................... 446,852 82,176
Agilent Technologies, Inc. ................................................. 71,985 10,907
Align Technology, Inc.(a) ................................................. 17,354 3,802
Alnylam Pharmaceuticals, Inc.(a) ........................................... 32,121 8,715
Amgen, Inc. ........................................................... 135,543 38,687
Avantor, Inc.(a) ........................................................ 164,866 3,673
Baxter International, Inc. ................................................. 125,961 4,101
Becton Dickinson & Co. .................................................. 72,805 18,027
Biogen, Inc.(a) ......................................................... 36,123 5,199
Boston Scientific Corp.(a) ................................................. 371,043 37,980
Bristol-Myers Squibb Co. ................................................. 512,095 30,188
Cardinal Health, Inc. .................................................... 60,548 7,487
Cencora, Inc. .......................................................... 43,399 11,032
Centene Corp.(a) ....................................................... 125,317 8,024
CVS Health Corp. ...................................................... 316,739 17,889
Danaher Corp. ......................................................... 175,234 39,032

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Dexcom, Inc.(a) ........................................................ 96,803 $ 8,405
Edwards Lifesciences Corp.(a) ............................................. 145,758 10,560
Elevance Health, Inc. .................................................... 58,438 23,124
Eli Lilly & Co. ......................................................... 215,390 174,699
GE HealthCare Technologies, Inc. ........................................... 111,230 9,822
Gilead Sciences, Inc. .................................................... 314,589 30,578
HCA Healthcare, Inc. .................................................... 45,614 15,049
Hologic, Inc. (a) ........................................................ 55,614 4,012
Humana, Inc. .......................................................... 30,172 8,847
IDEXX Laboratories, Inc.(a) ............................................... 20,361 8,593
Illumina, Inc.(a) ........................................................ 39,344 5,223
Incyte Corp.(a) ......................................................... 47,013 3,487
Insulet Corp.(a) ........................................................ 17,402 4,844
Intuitive Surgical, Inc.(a) ................................................. 89,548 51,211
IQVIA Holdings, Inc.(a) .................................................. 45,230 9,108
Johnson & Johnson ..................................................... 608,650 92,606
Labcorp Holdings, Inc. ................................................... 20,808 5,198
McKesson Corp. ....................................................... 31,993 19,028
Medtronic PLC ........................................................ 323,742 29,402
Merck & Co., Inc. ...................................................... 639,441 63,190
Mettler-Toledo International, Inc.(a) ......................................... 5,205 7,102
Moderna, Inc.(a) ....................................................... 84,893 3,346
Molina Healthcare, Inc.(a) ................................................ 14,066 4,366
Natera, Inc.(a) ......................................................... 31,075 5,498
Pfizer, Inc. ............................................................ 1,432,278 37,984
Quest Diagnostics, Inc. ................................................... 27,646 4,509
Regeneron Pharmaceuticals, Inc.(a) .......................................... 26,726 17,986
ResMed, Inc. .......................................................... 36,591 8,642
Revvity, Inc. .......................................................... 30,105 3,797
STERIS PLC .......................................................... 24,582 5,424
Stryker Corp. .......................................................... 90,322 35,342
The Cigna Group ....................................................... 68,866 20,261
The Cooper Cos., Inc.(a) .................................................. 49,525 4,782
Thermo Fisher Scientific, Inc. .............................................. 96,629 57,760
UnitedHealth Group, Inc. ................................................. 232,441 126,097
Veeva Systems, Inc., Class A(a) ............................................. 37,116 8,658
Vertex Pharmaceuticals, Inc.(a) ............................................. 64,902 29,964
Viatris, Inc. ........................................................... 288,460 3,254
Waters Corp.(a) ........................................................ 14,850 6,170
West Pharmaceutical Services, Inc. .......................................... 18,017 6,154
Zimmer Biomet Holdings, Inc. ............................................. 49,683 5,439
Zoetis, Inc. ........................................................... 113,747 19,439
1,381,635
Industrials (8.4%):
3M Co. .............................................................. 137,318 20,900
AMETEK, Inc. ........................................................ 57,934 10,692
Automatic Data Processing, Inc. ............................................ 102,832 31,159
Axon Enterprise, Inc.(a) .................................................. 18,220 11,883
Booz Allen Hamilton Holding Corp. ......................................... 31,332 4,042
Broadridge Financial Solutions, Inc. ......................................... 29,074 6,926
Builders FirstSource, Inc.(a) ............................................... 28,090 4,699
Carlisle Cos., Inc. ....................................................... 11,197 4,361
Carrier Global Corp. ..................................................... 211,109 13,802
Caterpillar, Inc. ........................................................ 121,873 45,268
Cintas Corp. .......................................................... 86,301 17,309
Copart, Inc.(a) ......................................................... 221,661 12,841
CSX Corp. ............................................................ 485,422 15,956
Cummins, Inc. ......................................................... 33,975 12,104
Deere & Co. .......................................................... 63,985 30,493
Delta Air Lines, Inc. ..................................................... 161,838 10,887
Dover Corp. ........................................................... 34,210 6,968
Eaton Corp. PLC ....................................................... 99,697 32,545
EMCOR Group, Inc. .................................................... 11,349 5,085

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Emerson Electric Co. .................................................... 143,324 $ 18,625
Equifax, Inc. .......................................................... 30,955 8,506
Expeditors International of Washington, Inc. .................................... 34,531 3,922
Fastenal Co. ........................................................... 143,877 10,538
FedEx Corp. .......................................................... 56,370 14,931
Ferguson Enterprises, Inc. ................................................. 49,772 9,015
Fortive Corp. .......................................................... 86,628 7,045
GE Vernova, Inc. ....................................................... 69,600 25,952
General Dynamics Corp. .................................................. 68,947 17,718
General Electric Co. ..................................................... 272,994 55,573
Graco, Inc. ........................................................... 41,497 3,493
HEICO Corp. .......................................................... 10,357 2,475
HEICO Corp., Class A ................................................... 18,854 3,588
Honeywell International, Inc. .............................................. 164,242 36,744
Howmet Aerospace, Inc. .................................................. 101,190 12,809
Hubbell, Inc. .......................................................... 13,379 5,659
IDEX Corp. ........................................................... 18,798 4,217
Illinois Tool Works, Inc. .................................................. 74,262 19,246
Ingersoll Rand, Inc. ..................................................... 101,091 9,482
J.B. Hunt Transport Services, Inc. ........................................... 19,891 3,406
Jacobs Solutions, Inc. .................................................... 30,540 4,280
Johnson Controls International PLC .......................................... 166,228 12,966
L3Harris Technologies, Inc. ............................................... 47,564 10,084
Leidos Holdings, Inc. .................................................... 32,908 4,674
Lennox International, Inc. ................................................. 8,005 4,742
Lockheed Martin Corp. ................................................... 59,864 27,714
Nordson Corp. ......................................................... 13,369 2,944
Norfolk Southern Corp. .................................................. 56,974 14,545
Northrop Grumman Corp. ................................................. 36,679 17,873
Old Dominion Freight Line, Inc. ............................................ 46,313 8,596
Otis Worldwide Corp. .................................................... 100,297 9,570
PACCAR, Inc. ......................................................... 129,766 14,388
Parker-Hannifin Corp. ................................................... 32,334 22,862
Paychex, Inc. .......................................................... 81,017 11,964
Pentair PLC ........................................................... 40,923 4,243
Quanta Services, Inc. .................................................... 36,576 11,251
Republic Services, Inc. ................................................... 51,030 11,067
Rockwell Automation, Inc. ................................................ 28,283 7,875
Rollins, Inc. ........................................................... 71,962 3,562
RTX Corp. ............................................................ 336,277 43,363
Snap-on, Inc. .......................................................... 12,814 4,551
Southwest Airlines Co. ................................................... 148,051 4,547
SS&C Technologies Holdings, Inc. .......................................... 52,947 4,286
Stanley Black & Decker, Inc. .............................................. 38,047 3,351
Textron, Inc. .......................................................... 45,773 3,502
The Boeing Co.(a) ...................................................... 188,693 33,308
Trane Technologies PLC .................................................. 56,611 20,536
TransDigm Group, Inc. ................................................... 13,797 18,672
TransUnion ........................................................... 48,342 4,798
Uber Technologies, Inc.(a) ................................................ 510,519 34,128
Union Pacific Corp. ..................................................... 152,895 37,886
United Airlines Holdings, Inc.(a) ............................................ 82,219 8,702
United Parcel Service, Inc., Class B .......................................... 184,685 21,097
United Rentals, Inc. ..................................................... 16,441 12,463
Veralto Corp. .......................................................... 59,351 6,136
Verisk Analytics, Inc. .................................................... 35,431 10,184
Vertiv Holdings Co., Class A ............................................... 92,731 10,851
W.W. Grainger, Inc. ..................................................... 11,510 12,231
Waste Management, Inc. .................................................. 101,105 22,269
Watsco, Inc. ........................................................... 8,617 4,124
Westinghouse Air Brake Technologies Corp. .................................... 42,719 8,882
XPO, Inc.(a) .......................................................... 28,372 3,792

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Xylem, Inc. ........................................................... 60,526 $ 7,508
1,117,231
IT Services (1.4%):
Accenture PLC, Class A .................................................. 157,674 60,697
Akamai Technologies, Inc.(a) .............................................. 36,541 3,650
Cloudflare, Inc., Class A(a) ................................................ 75,467 10,445
Cognizant Technology Solutions Corp., Class A ................................. 124,389 10,276
Gartner, Inc.(a) ........................................................ 18,869 10,243
GoDaddy, Inc. , Class A(a) ................................................. 34,980 7,438
International Business Machines Corp. ........................................ 233,682 59,752
MongoDB, Inc.(a) ...................................................... 17,903 4,893
Snowflake, Inc., Class A(a) ................................................ 76,801 13,940
VeriSign, Inc.(a) ........................................................ 23,739 5,104
186,438
Materials (1.9%):
Air Products and Chemicals, Inc. ............................................ 55,666 18,663
Amcor PLC ........................................................... 357,216 3,472
Avery Dennison Corp. ................................................... 19,649 3,650
Ball Corp. ............................................................ 73,953 4,119
CF Industries Holdings, Inc. ............................................... 42,965 3,962
Corteva, Inc. .......................................................... 172,642 11,268
Dow, Inc. ............................................................ 175,167 6,840
DuPont de Nemours, Inc. ................................................. 104,680 8,040
Ecolab, Inc. ........................................................... 63,920 15,992
Freeport-McMoRan, Inc. ................................................. 360,038 12,907
International Flavors & Fragrances, Inc. ....................................... 56,493 4,920
International Paper Co. ................................................... 85,427 4,752
Linde PLC ............................................................ 118,333 52,791
LyondellBasell Industries NV, Class A ........................................ 64,588 4,889
Martin Marietta Materials, Inc. ............................................. 15,104 8,218
Newmont Corp. ........................................................ 286,306 12,231
Nucor Corp. ........................................................... 58,511 7,515
Packaging Corp. of America ............................................... 22,013 4,681
PPG Industries, Inc. ..................................................... 57,903 6,681
Reliance, Inc. .......................................................... 13,370 3,871
RPM International, Inc. .................................................. 31,610 4,002
Smurfit WestRock PLC ................................................... 127,638 6,776
Steel Dynamics, Inc. ..................................................... 35,552 4,558
The Sherwin-Williams Co. ................................................ 58,342 20,896
Vulcan Materials Co. .................................................... 32,914 9,023
Westlake Corp. ........................................................ 7,870 899
245,616
Real Estate (2.0%):
Alexandria Real Estate Equities, Inc. ......................................... 43,032 4,189
American Tower Corp. ................................................... 117,528 21,737
AvalonBay Communities, Inc. .............................................. 35,570 7,879
CBRE Group, Inc., Class A(a) .............................................. 76,465 11,068
CoStar Group, Inc.(a) .................................................... 101,606 7,783
Crown Castle, Inc. ...................................................... 108,937 9,726
Digital Realty Trust, Inc. .................................................. 83,525 13,686
Equinix, Inc. .......................................................... 24,143 22,058
Equity Residential ...................................................... 94,256 6,657
Essex Property Trust, Inc. ................................................. 15,894 4,523
Extra Space Storage, Inc. ................................................. 52,482 8,082
Gaming and Leisure Properties, Inc. ......................................... 64,973 3,144
Invitation Homes, Inc. ................................................... 152,230 4,742
Iron Mountain, Inc. ..................................................... 73,122 7,427
Mid-America Apartment Communities, Inc. .................................... 28,867 4,405
Prologis, Inc. .......................................................... 232,952 27,779
Public Storage ......................................................... 39,593 11,818
Realty Income Corp. .................................................... 220,126 12,028
SBA Communications Corp. ............................................... 26,478 5,231

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Simon Property Group, Inc. ............................................... 81,529 $ 14,175
Sun Communities, Inc. ................................................... 31,261 3,954
UDR, Inc. ............................................................ 81,382 3,397
Ventas, Inc. ........................................................... 107,249 6,480
VICI Properties, Inc. .................................................... 263,877 7,856
Welltower, Inc. ......................................................... 157,112 21,443
Weyerhaeuser Co. ...................................................... 180,902 5,539
Zillow Group, Inc., Class A(a) .............................................. 12,194 966
Zillow Group, Inc., Class C(a) .............................................. 37,779 3,106
260,878
Semiconductors & Semiconductor Equipment (10.1%):
Advanced Micro Devices, Inc.(a) ............................................ 408,077 47,316
Analog Devices, Inc. .................................................... 124,491 26,378
Applied Materials, Inc. ................................................... 207,330 37,392
Broadcom, Inc. ........................................................ 1,158,820 256,412
Entegris, Inc. .......................................................... 37,373 3,795
First Solar, Inc.(a) ...................................................... 25,280 4,235
Intel Corp. ............................................................ 1,088,258 21,145
KLA Corp. ........................................................... 33,505 24,735
Lam Research Corp. ..................................................... 322,535 26,141
Marvell Technology, Inc. ................................................. 216,717 24,459
Microchip Technology, Inc. ................................................ 131,868 7,160
Micron Technology, Inc. .................................................. 280,376 25,581
Monolithic Power Systems, Inc. ............................................ 11,731 7,477
NVIDIA Corp. ......................................................... 5,954,051 714,903
ON Semiconductor Corp.(a) ............................................... 105,843 5,540
QUALCOMM, Inc. ..................................................... 280,771 48,554
Skyworks Solutions, Inc. ................................................. 39,563 3,512
Teradyne, Inc. ......................................................... 39,585 4,584
Texas Instruments, Inc. ................................................... 230,347 42,524
1,331,843
Software (10.5%):
Adobe, Inc.(a) ......................................................... 110,884 48,506
ANSYS, Inc.(a) ........................................................ 21,842 7,656
AppLovin Corp., Class A(a) ............................................... 52,407 19,369
Atlassian Corp., Class A(a) ................................................ 38,871 11,925
Autodesk, Inc.(a) ....................................................... 54,082 16,838
Bentley Systems, Inc., Class B ............................................. 33,004 1,536
Cadence Design Systems, Inc.(a) ............................................ 68,610 20,420
Corpay, Inc.(a) ......................................................... 16,846 6,410
Crowdstrike Holdings, Inc., Class A(a) ....................................... 57,995 23,086
Datadog, Inc., Class A(a) ................................................. 75,750 10,810
Dynatrace, Inc.(a) ...................................................... 73,224 4,229
Fair Isaac Corp.(a) ...................................................... 5,966 11,178
Fortinet, Inc.(a) ........................................................ 159,411 16,081
Gen Digital, Inc. ....................................................... 138,704 3,733
HubSpot, Inc.(a) ....................................................... 12,454 9,708
Intuit, Inc. ............................................................ 69,041 41,529
Microsoft Corp. ........................................................ 1,854,820 769,862
MicroStrategy, Inc.(a)(c) .................................................. 49,970 16,729
Oracle Corp. .......................................................... 413,431 70,308
Palantir Technologies, Inc., Class A(a) ........................................ 519,801 42,878
Palo Alto Networks, Inc.(a) ................................................ 163,948 30,235
PTC, Inc.(a) ........................................................... 29,680 5,743
Roper Technologies, Inc. .................................................. 26,918 15,495
Salesforce, Inc. ........................................................ 235,825 80,581
ServiceNow, Inc.(a) ..................................................... 51,882 52,836
Synopsys, Inc.(a) ....................................................... 38,424 20,191
Tyler Technologies, Inc.(a) ................................................ 10,633 6,397
Workday, Inc., Class A(a) ................................................. 53,100 13,915
Zoom Communications, Inc.(a) ............................................. 65,297 5,677

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Zscaler, Inc.(a) ......................................................... 23,669 $ 4,795
1,388,656
Technology Hardware, Storage & Peripherals (7.2%):
Apple, Inc. ........................................................... 3,824,489 902,579
Dell Technologies, Inc., Class C ............................................ 83,231 8,623
Hewlett Packard Enterprise Co. ............................................. 324,177 6,869
HP, Inc. .............................................................. 241,256 7,841
NetApp, Inc. .......................................................... 50,684 6,189
Pure Storage, Inc., Class A(a) .............................................. 77,433 5,249
Seagate Technology Holdings PLC .......................................... 52,528 5,062
Super Micro Computer, Inc.(a)(c) ........................................... 124,597 3,553
Western Digital Corp.(a) .................................................. 86,033 5,603
951,568
Utilities (2.2%):
Alliant Energy Corp. .................................................... 63,638 3,747
Ameren Corp. ......................................................... 66,574 6,271
American Electric Power Co., Inc. ........................................... 133,742 13,155
American Water Works Co., Inc. ............................................ 48,668 6,066
Atmos Energy Corp. ..................................................... 38,698 5,515
CenterPoint Energy, Inc. .................................................. 162,162 5,281
CMS Energy Corp. ...................................................... 74,117 4,892
Consolidated Edison, Inc. ................................................. 88,582 8,304
Constellation Energy Corp. ................................................ 78,510 23,551
Dominion Energy, Inc. ................................................... 211,182 11,739
DTE Energy Co. ....................................................... 51,692 6,197
Duke Energy Corp. ...................................................... 194,707 21,805
Edison International ..................................................... 96,753 5,225
Entergy Corp. ......................................................... 107,507 8,717
Evergy, Inc. ........................................................... 56,273 3,611
Eversource Energy ...................................................... 91,300 5,266
Exelon Corp. .......................................................... 252,554 10,102
FirstEnergy Corp. ....................................................... 143,941 5,729
NextEra Energy, Inc. .................................................... 519,449 37,172
NiSource, Inc. ......................................................... 116,053 4,329
NRG Energy, Inc. ....................................................... 49,524 5,073
PG&E Corp. .......................................................... 545,889 8,543
PPL Corp. ............................................................ 184,587 6,202
Public Service Enterprise Group, Inc. ......................................... 125,235 10,462
Sempra .............................................................. 159,498 13,227
The Southern Co. ....................................................... 276,160 23,184
Vistra Corp. ........................................................... 84,460 14,192
WEC Energy Group, Inc. ................................................. 79,275 7,869
Xcel Energy, Inc. ....................................................... 143,939 9,673
295,099
Total Common Stocks (Cost $3,075,900)
a
a
a
13,224,345
Collateral for Securities Loaned (0.0%)^(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.31%(e) ........ 767,639 767
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.32%(e) ............ 767,639 768
Invesco Government & Agency Portfolio, Institutional Shares, 4.34%(e) ............... 767,639 768
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.31%(e) . 767,639 768
Total Collateral for Securities Loaned (Cost $3,071)
a
a
a
3,071
Total Investments (Cost $3,078,971) — 99.8% 13,227,416
Other assets in excess of liabilities —  0.2% 24,237
NET ASSETS - 100.00% $ 13,251,653
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of January 31, 2025.
(c) All or a portion of this security is on loan.

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on January 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 82 3/21/25 $ 24,775,053 $ 24,875,725 $ 100,672
Total unrealized appreciation $ 100,672
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 100,672

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.4%)
Communication Services (17.9%):
Alphabet, Inc. , Class C ................................................... 677,857 $ 139,367
Meta Platforms, Inc. , Class A .............................................. 236,328 162,873
Netflix, Inc. (a) ......................................................... 92,083 89,943
Reddit, Inc. , Class A (a) ................................................... 71,531 14,274
The Trade Desk, Inc. , Class A (a) ............................................ 308,706 36,637
443,094
Communications Equipment (4.5%):
Arista Networks, Inc. (a) .................................................. 666,432 76,793
Motorola Solutions, Inc. .................................................. 74,589 35,001
111,794
Consumer Discretionary (12.8%):
Amazon.com, Inc. (a) .................................................... 636,493 151,282
Burlington Stores, Inc. (a) ................................................. 67,616 19,198
On Holding AG , Class A (a) ................................................ 594,809 35,617
O'Reilly Automotive, Inc. (a) ............................................... 28,302 36,635
Tesla, Inc. (a) .......................................................... 131,492 53,202
Ulta Beauty, Inc. (a) ..................................................... 48,891 20,150
316,084
Consumer Staples (0.4%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 111,968 11,090
Energy (0.2%):
Diamondback Energy, Inc. ................................................ 28,485 4,682
Financials (6.2%):
Fiserv, Inc. (a) .......................................................... 37,177 8,032
The Progressive Corp. ................................................... 99,186 24,443
Tradeweb Markets, Inc. , Class A ............................................ 208,013 26,397
Visa, Inc. , Class A ...................................................... 276,991 94,675
153,547
Health Care (9.6%):
Dexcom, Inc. (a) ........................................................ 130,270 11,311
Eli Lilly & Co. ......................................................... 113,235 91,843
Intuitive Surgical, Inc. (a) ................................................. 91,969 52,595
McKesson Corp. ....................................................... 52,795 31,400
Natera, Inc. (a) ......................................................... 79,695 14,100
Vertex Pharmaceuticals, Inc. (a) ............................................. 29,794 13,755
Zoetis, Inc. ........................................................... 135,257 23,115
238,119
Industrials (7.4%):
Builders FirstSource, Inc. (a) ............................................... 54,949 9,192
Clean Harbors, Inc. (a) ................................................... 52,795 12,301
GE Vernova, Inc. ....................................................... 12,284 4,581
HEICO Corp. , Class A ................................................... 62,998 11,990
Quanta Services, Inc. .................................................... 139,512 42,915
Saia, Inc. (a) ........................................................... 17,706 8,501
Trane Technologies PLC .................................................. 71,954 26,101
Uber Technologies, Inc. (a) ................................................ 559,189 37,382
Vertiv Holdings Co. , Class A ............................................... 261,588 30,611
183,574
IT Services (0.8%):
Snowflake, Inc. , Class A (a) ................................................ 107,130 19,445
Semiconductors & Semiconductor Equipment (15.7%):
Broadcom, Inc. ........................................................ 466,250 103,167
Lam Research Corp. ..................................................... 142,915 11,583
Monolithic Power Systems, Inc. ............................................ 40,007 25,500
NVIDIA Corp. ......................................................... 2,073,366 248,949
389,199

Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Software (17.8%):
Adobe, Inc. (a) ......................................................... 59,002 $ 25,810
AppLovin Corp. , Class A (a) ............................................... 35,281 13,040
Autodesk, Inc. (a) ....................................................... 41,674 12,975
Cadence Design Systems, Inc. (a) ............................................ 100,100 29,792
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 34,705 13,815
CyberArk Software Ltd. (a) ................................................ 35,760 13,266
Fair Isaac Corp. (a) ...................................................... 6,359 11,914
Intuit, Inc. ............................................................ 18,906 11,372
Microsoft Corp. ........................................................ 386,706 160,506
Oracle Corp. .......................................................... 104,030 17,691
Palo Alto Networks, Inc. (a) ................................................ 238,899 44,058
ServiceNow, Inc. (a) ..................................................... 74,272 75,637
Synopsys, Inc. (a) ....................................................... 22,959 12,065
441,941
Technology Hardware, Storage & Peripherals (5.1%):
Apple, Inc. ........................................................... 533,710 125,956
Total Common Stocks (Cost $975,042)
a
a
a
2,438,525
Total Investments (Cost $975,042) — 98.4% 2,438,525
Other assets in excess of liabilities —  1.6% 40,209
NET ASSETS - 100.00% $ 2,478,734
(a) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.3%)
Australia (2.1%):
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 91,759 $ 4,265
Energy (0.0%):(a)
Woodside Energy Group Ltd. .............................................. 24,115 368
Financials (0.5%):
Macquarie Group Ltd. ................................................... 20,481 3,029
National Australia Bank Ltd. ............................................... 61,085 1,505
QBE Insurance Group Ltd. (b) .............................................. 47,451 612
5,146
Health Care (0.2%):
CSL Ltd. ............................................................. 8,757 1,511
Industrials (0.1%):
Brambles Ltd. ......................................................... 51,468 629
Qantas Airways Ltd. (b) ................................................... 125,810 729
1,358
Materials (0.4%):
BHP Group Ltd. ........................................................ 101,018 2,480
Northern Star Resources Ltd. (b) ............................................ 67,747 717
Rio Tinto Ltd. ......................................................... 11,947 860
4,057
Real Estate (0.4%):
Charter Hall Group ...................................................... 48,304 464
Goodman Group ....................................................... 29,626 661
Scentre Group (b) ....................................................... 1,161,186 2,627
3,752
20,457
Austria (0.3%):
Financials (0.3%):
BAWAG Group AG (c) ................................................... 32,103 2,902
Belgium (0.3%):
Information Technology (0.1%):
Melexis NV ........................................................... 18,891 1,139
Materials (0.2%):
Solvay SA , Class A ..................................................... 47,034 1,437
2,576
Bermuda (0.3%):
Financials (0.3%):
Everest Group Ltd. ...................................................... 8,093 2,812
Brazil (0.2%):
Consumer Discretionary (0.1%):
Cury Construtora e Incorporadora SA ........................................ 108,300 401
Grupo SBF SA ......................................................... 113,012 223
Smartfit Escola de Ginastica e Danca SA ...................................... 65,700 219
Vibra Energia SA ....................................................... 61,511 178
1,021
Consumer Staples (0.0%):(a)
Dimed SA Distribuidora da Medicamentos ..................................... 105,900 151
Financials (0.0%):(a)
Banco ABC Brasil SA , Preference Shares ...................................... 85,856 296
Industrials (0.1%):
Marcopolo SA , Preference Shares ........................................... 235,840 336

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Real Estate (0.0%):(a)
Multiplan Empreendimentos Imobiliarios SA ................................... 61,400 $ 235
2,039
Canada (2.2%):
Consumer Staples (0.2%):
George Weston Ltd. ..................................................... 14,226 2,199
Energy (0.1%):
Parex Resources, Inc. .................................................... 79,617 759
Financials (1.0%):
Brookfield Asset Management Ltd. , Class A .................................... 51,111 3,059
Manulife Financial Corp. ................................................. 139,500 4,172
National Bank of Canada ................................................. 23,506 2,087
9,318
Industrials (0.1%):
Bombardier, Inc. , Class B (b) ............................................... 17,356 1,016
Information Technology (0.5%):
Constellation Software, Inc. ............................................... 1,546 5,056
Materials (0.3%):
Agnico Eagle Mines Ltd. ................................................. 26,527 2,466
Stella-Jones, Inc. ....................................................... 12,829 619
3,085
21,433
Chile (0.1%):
Consumer Staples (0.1%):
SMU SA ............................................................. 2,200,368 399
Real Estate (0.0%):(a)
Parque Arauco SA ...................................................... 213,859 368
767
China (0.5%):
Communication Services (0.2%):
Kingnet Network Co. Ltd. , Class A .......................................... 162,800 313
Tencent Holdings Ltd. ................................................... 30,600 1,610
1,923
Consumer Discretionary (0.0%):(a)
MotoMotion China Corp. ................................................. 28,700 319
Consumer Staples (0.0%):(a)
Weilong Delicious Global Holdings Ltd. ...................................... 379,800 356
Financials (0.0%):(a)
Chongqing Rural Commercial Bank Co. Ltd. , Class H ............................. 590,000 361
Health Care (0.1%):
Amoy Diagnostics Co. Ltd. , Class A ......................................... 82,400 237
Gushengtang Holdings Ltd. ................................................ 59,423 209
446
Industrials (0.1%):
Anhui Expressway Co. Ltd. , Class H ......................................... 238,000 324
China Communications Services Corp. Ltd. , Class H .............................. 474,000 270
CIMC Enric Holdings Ltd. ................................................ 62,000 56
Henan Pinggao Electric Co. Ltd. , Class A ...................................... 106,000 261
911
Materials (0.0%):(a)
Tianshan Aluminum Group Co. Ltd. , Class A ................................... 255,200 324
Real Estate (0.1%):
Ever Sunshine Services Group Ltd. .......................................... 974,000 231

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Greentown China Holdings Ltd. ............................................ 189,000 $ 209
440
5,080
Denmark (1.0%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 23,152 4,430
Health Care (0.6%):
Novo Nordisk A/S , Class B ................................................ 64,061 5,409
9,839
France (3.1%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 10,502 1,117
Consumer Discretionary (0.7%):
La Francaise des Jeux SACA (c) ............................................ 63,398 2,409
LVMH Moet Hennessy Louis Vuitton SE ...................................... 5,468 3,999
Renault SA ........................................................... 13,387 687
7,095
Consumer Staples (0.3%):
L'Oreal SA ........................................................... 7,553 2,802
Energy (0.2%):
Gaztransport Et Technigaz SA .............................................. 10,798 1,649
Technip Energies NV .................................................... 21,738 616
2,265
Financials (0.2%):
AXA SA ............................................................. 28,503 1,081
BNP Paribas SA ........................................................ 12,558 858
1,939
Health Care (0.1%):
BioMerieux ........................................................... 6,184 750
Ipsen SA ............................................................. 4,675 577
1,327
Industrials (0.9%):
Cie de Saint-Gobain SA .................................................. 12,925 1,212
Eiffage SA ............................................................ 5,646 504
Rexel SA ............................................................. 81,336 2,153
Safran SA ............................................................ 14,596 3,618
SPIE SA ............................................................. 17,584 586
8,073
Information Technology (0.2%):
Capgemini SE ......................................................... 11,206 2,036
Materials (0.2%):
Arkema SA ........................................................... 19,947 1,590
Real Estate (0.1%):
Klepierre SA .......................................................... 15,318 456
Utilities (0.1%):
Engie SA ............................................................. 33,738 557
29,257
Germany (2.4%):
Communication Services (0.4%):
CTS Eventim AG & Co. KGaA ............................................. 14,996 1,462
Deutsche Telekom AG ................................................... 61,513 2,064
3,526
Consumer Discretionary (0.1%):
Volkswagen AG , Preference Shares .......................................... 12,833 1,308

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 10,924 $ 955
Financials (0.6%):
Allianz SE , Registered Shares .............................................. 14,987 4,886
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 2,038 1,105
5,991
Industrials (0.3%):
GEA Group AG ........................................................ 11,793 622
Siemens AG , Registered Shares ............................................. 9,130 1,957
2,579
Information Technology (0.7%):
SAP SE .............................................................. 25,779 7,103
Materials (0.1%):
Evonik Industries AG .................................................... 26,039 489
Utilities (0.1%):
RWE AG ............................................................. 28,294 877
22,828
Greece (0.0%):(a)
Utilities (0.0%):(a)
Public Power Corp. SA ................................................... 26,499 361
Hong Kong (0.5%):
Financials (0.2%):
AIA Group Ltd. ........................................................ 157,400 1,107
BOC Hong Kong Holdings Ltd. ............................................ 211,500 687
1,794
Materials (0.0%):(a)
Shougang Fushan Resources Group Ltd. ...................................... 766,000 235
Real Estate (0.3%):
CK Asset Holdings Ltd. .................................................. 557,500 2,329
4,358
Hungary (0.1%):
Communication Services (0.1%):
Magyar Telekom Telecommunications PLC .................................... 139,458 492
Health Care (0.0%):(a)
Richter Gedeon Nyrt .................................................... 11,784 305
797
India (1.1%):
Consumer Discretionary (0.1%):
Ceat Ltd. (b) ........................................................... 8,503 280
Crompton Greaves Consumer Electricals Ltd. ................................... 92,890 367
Safari Industries India Ltd. ................................................ 14,069 390
Welspun Living Ltd. ..................................................... 283,767 449
1,486
Financials (0.2%):
Home First Finance Co. India Ltd. (c) ......................................... 37,554 431
LIC Housing Finance Ltd. ................................................. 79,989 550
Manappuram Finance Ltd. ................................................ 217,926 491
The Karur Vysya Bank Ltd. ................................................ 179,257 491
1,963
Health Care (0.2%):
Eris Lifesciences Ltd. (b) (c) ................................................ 23,745 336
JB Chemicals & Pharmaceuticals Ltd. ........................................ 23,727 482
Narayana Hrudayalaya Ltd. ................................................ 32,831 525
Neuland Laboratories Ltd. ................................................ 2,063 335
1,678

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Industrials (0.3%):
BLS International Services Ltd. ............................................. 104,040 $ 521
Elecon Engineering Co. Ltd. ............................................... 72,024 441
Electrosteel Castings Ltd. (b) ............................................... 218,460 322
ISGEC Heavy Engineering Ltd. (b) .......................................... 27,071 361
Kirloskar Pneumatic Co. Ltd. .............................................. 19,346 252
Shaily Engineering Plastics Ltd. ............................................ 26,930 477
The Anup Engineering Ltd. ................................................ 8,876 288
Voltamp Transformers Ltd. (b) .............................................. 3,327 320
2,982
Information Technology (0.1%):
KPIT Technologies Ltd. .................................................. 29,846 483
Mastek Ltd. ........................................................... 12,820 382
865
Materials (0.2%):
JK Paper Ltd. .......................................................... 56,350 239
Maharashtra Seamless Ltd. ................................................ 50,794 362
NCL Industries Ltd. ..................................................... 153,489 358
Ratnamani Metals & Tubes Ltd. ............................................ 12,273 404
Welspun Corp. Ltd. ..................................................... 42,483 363
1,726
10,700
Indonesia (0.1%):
Consumer Staples (0.1%):
PT Cisarua Mountain Dairy Tbk ............................................ 1,031,000 311
Materials (0.0%):(a)
PT Adaro Minerals Indonesia Tbk (b) ......................................... 3,573,200 220
Real Estate (0.0%):(a)
PT Puradelta Lestari Tbk (b) ............................................... 33,156,900 299
830
Ireland (0.5%):
Consumer Staples (0.0%):(a)
Glanbia PLC .......................................................... 27,574 403
Financials (0.1%):
Bank of Cyprus Holdings PLC (b) ........................................... 54,563 287
Bank of Ireland Group PLC ............................................... 49,305 490
777
Industrials (0.2%):
AerCap Holdings NV .................................................... 12,903 1,233
Trane Technologies PLC .................................................. 929 337
1,570
Materials (0.2%):
James Hardie Industries PLC (b) ............................................ 47,975 1,612
4,362
Israel (0.0%):(a)
Information Technology (0.0%):(a)
Nice Ltd. (b) ........................................................... 2,809 471
Italy (0.7%):
Consumer Discretionary (0.2%):
Ferrari NV ............................................................ 1,178 506
PRADA SpA .......................................................... 164,300 1,317
1,823
Health Care (0.1%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 12,692 771
Industrials (0.1%):
Leonardo SpA ......................................................... 24,324 760

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Utilities (0.3%):
Enel SpA ............................................................. 451,155 $ 3,206
6,560
Japan (6.6%):
Communication Services (0.6%):
Capcom Co. Ltd. ....................................................... 97,500 2,226
Kakaku.com, Inc. ....................................................... 123,600 1,936
Konami Group Corp. .................................................... 12,800 1,178
5,340
Consumer Discretionary (1.0%):
Asics Corp. ........................................................... 36,200 807
Honda Motor Co. Ltd. ................................................... 67,800 642
Sony Group Corp. ...................................................... 28,000 618
Sumitomo Electric Industries Ltd. ........................................... 41,400 773
Suzuki Motor Corp. ..................................................... 68,500 820
Toyota Motor Corp. ..................................................... 231,500 4,392
ZOZO, Inc. ........................................................... 62,200 2,040
10,092
Consumer Staples (0.3%):
Asahi Group Holdings Ltd. ................................................ 50,600 548
Toyo Suisan Kaisha Ltd. .................................................. 41,400 2,675
3,223
Financials (1.2%):
Mizuho Financial Group, Inc. .............................................. 178,920 4,927
ORIX Corp. ........................................................... 29,000 613
Sumitomo Mitsui Financial Group, Inc. ....................................... 74,300 1,831
Tokio Marine Holdings, Inc. ............................................... 113,500 3,744
11,115
Health Care (0.7%):
Hoya Corp. ........................................................... 24,700 3,317
Otsuka Holdings Co. Ltd. ................................................. 18,800 982
Shionogi & Co. Ltd. ..................................................... 137,200 2,018
Terumo Corp. ......................................................... 26,800 503
6,820
Industrials (1.8%):
Central Japan Railway Co. ................................................ 22,800 423
Fuji Electric Co. Ltd. .................................................... 48,400 2,306
Hitachi Ltd. ........................................................... 53,700 1,350
ITOCHU Corp. ........................................................ 34,800 1,603
Komatsu Ltd. .......................................................... 29,300 884
MISUMI Group, Inc. .................................................... 103,900 1,663
Mitsubishi Heavy Industries Ltd. ............................................ 280,800 4,110
Nippon Yusen KK ...................................................... 36,400 1,143
Sanwa Holdings Corp. ................................................... 114,000 3,568
17,050
Information Technology (0.8%):
Canon, Inc. ........................................................... 19,400 625
Disco Corp. ........................................................... 6,800 1,968
Fujitsu Ltd. ........................................................... 141,300 2,733
NEC Corp. ........................................................... 14,200 1,409
Tokyo Electron Ltd. ..................................................... 3,100 523
Yokogawa Electric Corp. ................................................. 31,600 694
7,952
Materials (0.1%):
Nippon Steel Corp. ...................................................... 30,400 631
Tosoh Corp. ........................................................... 39,900 531
1,162

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Real Estate (0.1%):
Daiwa House Industry Co. Ltd. ............................................. 19,000 $ 599
63,353
Luxembourg (0.1%):
Energy (0.1%):
Tenaris SA ............................................................ 28,445 538
Malaysia (0.1%):
Energy (0.0%):(a)
Petronas Dagangan Bhd .................................................. 66,400 292
Real Estate (0.1%):
SP Setia Bhd Group ..................................................... 1,315,300 397
689
Mexico (0.1%):
Financials (0.1%):
Regional SAB de CV .................................................... 56,257 367
Health Care (0.0%):(a)
Genomma Lab Internacional SAB de CV , Class B ................................ 242,867 331
Real Estate (0.0%):(a)
Corp Inmobiliaria Vesta SAB de CV ......................................... 126,837 332
1,030
Netherlands (2.0%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 980,600 3,548
Consumer Discretionary (0.1%):
Prosus NV (b) .......................................................... 24,395 932
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 22,299 790
Financials (0.5%):
Euronext NV (c) ........................................................ 7,841 910
ING Groep NV ........................................................ 228,466 3,797
NN Group NV ......................................................... 11,484 527
5,234
Health Care (0.1%):
Argenx SE (b) .......................................................... 1,229 811
Industrials (0.3%):
Wolters Kluwer NV ..................................................... 15,143 2,751
Information Technology (0.5%):
ASM International NV ................................................... 3,752 2,177
ASML Holding NV ..................................................... 4,333 3,205
5,382
19,448
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 103,380 2,186
Norway (0.3%):
Energy (0.2%):
Aker BP ASA ......................................................... 58,418 1,220
Equinor ASA .......................................................... 17,493 422
1,642
Industrials (0.1%):
Kongsberg Gruppen ASA ................................................. 12,699 1,509
3,151
Panama (0.0%):(a)
Industrials (0.0%):(a)
Copa Holdings SA , Class A ................................................ 3,158 294

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Philippines (0.1%):
Consumer Discretionary (0.0%):(a)
Jollibee Foods Corp. ..................................................... 65,980 $ 251
Utilities (0.1%):
Aboitiz Power Corp. ..................................................... 450,100 307
558
Poland (0.0%):(a)
Health Care (0.0%):(a)
Synektik SA .......................................................... 6,002 324
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 34,053 570
Russian Federation (0.0%):
Consumer Discretionary (0.0%):
Detsky Mir PJSC (b) (d) (e) ................................................. 214,920 —
Financials (0.0%):
Bank St Petersburg PJSC (b) (d) (e) ........................................... 372,110 —
—
Saudi Arabia (0.1%):
Consumer Discretionary (0.1%):
United Electronics Co. ................................................... 15,441 405
Industrials (0.0%):(a)
Riyadh Cables Group Co. ................................................. 10,158 384
789
Singapore (0.2%):
Financials (0.1%):
DBS Group Holdings Ltd. ................................................. 30,600 1,002
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 183,700 751
1,753
South Africa (0.2%):
Consumer Discretionary (0.0%):(a)
Foschini Group Ltd. ..................................................... 51,077 388
Financials (0.1%):
Investec PLC .......................................................... 70,400 452
Health Care (0.0%):(a)
Netcare Ltd. ........................................................... 393,237 299
Industrials (0.0%):(a)
Wilson Bayly Holmes-Ovcon Ltd. ........................................... 29,054 326
Materials (0.1%):
Pan African Resources PLC ............................................... 870,192 436
1,901
South Korea (0.4%):
Communication Services (0.0%):(a)
SOOP Co. Ltd. ......................................................... 4,613 253
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 3,674 244
JB Financial Group Co. Ltd. ............................................... 21,442 291
KIWOOM Securities Co. Ltd. .............................................. 4,082 350
885
Health Care (0.1%):
Classys, Inc. .......................................................... 7,432 275
InBody Co. Ltd. (b) ...................................................... 17,751 294
PharmaResearch Co. Ltd. ................................................. 1,859 308

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
T&L Co. Ltd. .......................................................... 5,350 $ 287
1,164
Industrials (0.1%):
GS Holdings Corp. (b) .................................................... 11,070 292
Hanwha Aerospace Co. Ltd. ............................................... 1,096 301
HD Hyundai Electric Co. Ltd. .............................................. 901 252
Hyundai Rotem Co. Ltd. (b) ................................................ 7,190 291
1,136
Information Technology (0.0%):(a)
Innox Advanced Materials Co. Ltd. .......................................... 16,232 301
LG Innotek Co. Ltd. (b) ................................................... 158 16
317
Materials (0.1%):
Poongsan Corp. (b) ...................................................... 6,249 227
Wonik Materials Co. Ltd. ................................................. 11,748 144
371
4,126
Spain (1.0%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 14,378 780
Energy (0.0%):(a)
Repsol SA ............................................................ 32,825 381
Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 361,684 4,117
Banco Santander SA ..................................................... 263,575 1,351
Bankinter SA .......................................................... 65,729 560
6,028
Industrials (0.2%):
Aena SME SA (c) ....................................................... 9,509 2,048
Utilities (0.1%):
Iberdrola SA .......................................................... 53,790 760
9,997
Sweden (0.8%):
Consumer Discretionary (0.0%):(a)
Evolution AB (c) ........................................................ 5,796 445
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 71,950 1,823
Financials (0.1%):
Swedbank AB , Class A ................................................... 26,236 571
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 247,659 3,683
Volvo AB , Class B ...................................................... 27,655 762
4,445
7,284
Switzerland (3.3%):
Consumer Staples (0.7%):
Coca-Cola HBC AG ..................................................... 112,286 3,898
Nestle SA , Registered Shares .............................................. 29,535 2,509
6,407
Financials (0.8%):
Partners Group Holding AG ............................................... 968 1,471
UBS Group AG ........................................................ 126,236 4,452
Zurich Insurance Group AG ............................................... 2,199 1,332
7,255
Health Care (1.3%):
Novartis AG , Registered Shares ............................................. 64,369 6,739

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Roche Holding AG ...................................................... 16,426 $ 5,165
Sandoz Group AG ...................................................... 21,553 1,032
12,936
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 17,467 951
Information Technology (0.0%):(a)
Logitech International SA , Class R .......................................... 5,436 538
Materials (0.3%):
Clariant AG , Registered Shares ............................................. 35,507 400
Glencore PLC ......................................................... 128,983 557
Holcim AG ........................................................... 16,375 1,641
2,598
Real Estate (0.1%):
PSP Swiss Property AG , Registered Shares ..................................... 3,681 544
31,229
Taiwan (0.9%):
Consumer Discretionary (0.1%):
Sports Gear Co. Ltd. ..................................................... 85,000 350
Tong Yang Industry Co. Ltd. ............................................... 154,000 504
World Fitness Services Ltd. ................................................ 97,000 274
1,128
Health Care (0.1%):
Bora Pharmaceuticals Co. Ltd. ............................................. 15,000 365
TTY Biopharm Co. Ltd. .................................................. 129,000 296
661
Industrials (0.0%):(a)
Fortune Electric Co. Ltd. ................................................. 15,700 265
Information Technology (0.6%):
Chenbro Micom Co. Ltd. ................................................. 39,000 308
Chroma ATE, Inc. ...................................................... 48,000 541
Compeq Manufacturing Co. Ltd. ............................................ 225,000 470
Elite Material Co. Ltd. ................................................... 40,000 734
Gold Circuit Electronics Ltd. ............................................... 80,400 528
King Yuan Electronics Co. Ltd. ............................................. 171,000 572
Lotes Co. Ltd. ......................................................... 14,000 789
Sigurd Microelectronics Corp. .............................................. 206,000 437
Tripod Technology Corp. ................................................. 108,000 633
Wiwynn Corp. ......................................................... 4,000 264
5,276
Materials (0.1%):
Gloria Material Technology Corp. ........................................... 208,000 306
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 71,000 348
Tung Ho Steel Enterprise Corp. ............................................. 143,000 296
950
8,280
Thailand (0.1%):
Consumer Discretionary (0.0%):(a)
The Erawan Group PCL, NVDR ............................................ 1,922,600 191
Consumer Staples (0.1%):
Ichitan Group PCL, NVDR ................................................ 765,300 288
Sappe PCL, NVDR ..................................................... 152,600 249
537
728
Turkey (0.2%):
Consumer Staples (0.1%):
Migros Ticaret A/S ...................................................... 23,955 390

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Financials (0.1%):
Turkiye Sigorta A/S ..................................................... 683,428 $ 342
Health Care (0.0%):(a)
MLP Saglik Hizmetleri A/S (b) (c) ........................................... 29,681 325
Industrials (0.0%):(a)
Pegasus Hava Tasimaciligi A/S (b) ........................................... 46,632 305
Information Technology (0.0%):(a)
Logo Yazilim Sanayi Ve Ticaret A/S ......................................... 82,299 276
1,638
United Kingdom (4.9%):
Communication Services (0.2%):
Auto Trader Group PLC (c) ................................................ 106,624 1,039
Informa PLC .......................................................... 61,685 658
1,697
Consumer Discretionary (0.5%):
Birkenstock Holding PLC (b) ............................................... 8,984 531
Greggs PLC ........................................................... 35,646 951
Next PLC ............................................................ 27,223 3,346
4,828
Consumer Staples (1.1%):
Coca-Cola Europacific Partners PLC ......................................... 7,934 623
Imperial Brands PLC .................................................... 129,531 4,368
Marks & Spencer Group PLC .............................................. 232,241 962
Tesco PLC ............................................................ 224,506 1,033
Unilever PLC ......................................................... 54,738 3,135
10,121
Energy (0.8%):
BP PLC .............................................................. 288,649 1,493
Harbour Energy PLC .................................................... 133,088 384
Shell PLC (b) .......................................................... 176,586 5,797
7,674
Financials (1.1%):
3i Group PLC ......................................................... 31,951 1,535
Barclays PLC ......................................................... 1,200,213 4,398
HSBC Holdings PLC .................................................... 262,653 2,742
Legal & General Group PLC ............................................... 241,480 721
Standard Chartered PLC .................................................. 115,320 1,551
10,947
Health Care (0.3%):
AstraZeneca PLC ....................................................... 14,480 2,032
Hikma Pharmaceuticals PLC ............................................... 20,370 578
2,610
Industrials (0.2%):
easyJet PLC ........................................................... 82,729 523
RELX PLC ........................................................... 12,376 614
Rolls-Royce Holdings PLC (b) .............................................. 138,061 1,029
2,166
Information Technology (0.1%):
The Sage Group PLC .................................................... 41,039 682
Materials (0.3%):
Rio Tinto PLC ......................................................... 46,954 2,827
Real Estate (0.0%):(a)
The British Land Co. PLC ................................................ 106,049 493
Utilities (0.3%):
Centrica PLC .......................................................... 751,766 1,321
Drax Group PLC ....................................................... 85,270 657

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
National Grid PLC (b) .................................................... 46,248 $ 561
2,539
46,584
United States (62.1%):
Communication Services (6.9%):
Alphabet, Inc. , Class C ................................................... 168,499 34,631
Comcast Corp. , Class A .................................................. 72,967 2,456
Meta Platforms, Inc. , Class A .............................................. 37,436 25,800
Verizon Communications, Inc. .............................................. 70,828 2,790
65,677
Consumer Discretionary (5.1%):
AutoNation, Inc. (b) ..................................................... 330 62
AutoZone, Inc. (b) ...................................................... 196 657
Best Buy Co., Inc. ...................................................... 47,955 4,117
Booking Holdings, Inc. ................................................... 802 3,800
D.R. Horton, Inc. ....................................................... 18,553 2,633
Dick's Sporting Goods, Inc. ................................................ 12,527 3,007
Expedia Group, Inc. (b) ................................................... 18,977 3,244
General Motors Co. ..................................................... 130,044 6,432
Lennar Corp. , Class A .................................................... 30,217 3,966
Lowe's Cos., Inc. ....................................................... 8,322 2,164
Murphy USA, Inc. ...................................................... 3,672 1,847
NVR, Inc. (b) .......................................................... 551 4,417
O'Reilly Automotive, Inc. (b) ............................................... 500 647
PulteGroup, Inc. ........................................................ 45,561 5,184
Ralph Lauren Corp. ..................................................... 12,443 3,107
Samsonite International SA (c) .............................................. 84,600 246
Toll Brothers, Inc. ...................................................... 22,737 3,088
48,618
Consumer Staples (5.4%):
Altria Group, Inc. ....................................................... 133,206 6,957
Coca-Cola Consolidated, Inc. .............................................. 711 972
Colgate-Palmolive Co. ................................................... 61,503 5,332
Costco Wholesale Corp. .................................................. 6,451 6,321
Ingredion, Inc. ......................................................... 8,059 1,100
Kimberly-Clark Corp. .................................................... 41,168 5,351
Philip Morris International, Inc. ............................................. 31,112 4,051
Sysco Corp. ........................................................... 34,373 2,507
Target Corp. .......................................................... 5,617 775
The Kroger Co. ........................................................ 111,053 6,845
The Procter & Gamble Co. ................................................ 26,900 4,465
Walmart, Inc. .......................................................... 74,462 7,309
51,985
Energy (2.0%):
ConocoPhillips Co. ..................................................... 22,647 2,238
Devon Energy Corp. ..................................................... 28,185 961
Diamondback Energy, Inc. ................................................ 11,628 1,911
EOG Resources, Inc. .................................................... 49,547 6,233
Exxon Mobil Corp. ..................................................... 13,033 1,392
Ovintiv, Inc. .......................................................... 40,111 1,694
Phillips 66 Co. ......................................................... 11,182 1,318
Valero Energy Corp. ..................................................... 22,650 3,012
Viper Energy, Inc. ...................................................... 13,579 637
19,396
Financials (7.6%):
American Express Co. ................................................... 11,407 3,621
Ameriprise Financial, Inc. ................................................. 13,259 7,205
Capital One Financial Corp. ............................................... 4,636 944
Cincinnati Financial Corp. ................................................ 9,196 1,260
Corebridge Financial, Inc. ................................................. 85,777 2,896
East West Bancorp, Inc. .................................................. 30,689 3,160

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Evercore, Inc. ......................................................... 4,761 $ 1,387
Fidelity National Financial, Inc. ............................................ 43,649 2,539
Fifth Third Bancorp ..................................................... 8,218 364
Interactive Brokers Group, Inc. ............................................. 12,924 2,810
JPMorgan Chase & Co. .................................................. 53,915 14,412
Millrose Properties, Inc. (b) (e) .............................................. 15,109 167
Prudential Financial, Inc. ................................................. 19,377 2,340
Regions Financial Corp. .................................................. 24,310 599
Synchrony Financial ..................................................... 87,808 6,057
T. Rowe Price Group, Inc. ................................................. 2,703 316
The Allstate Corp. ...................................................... 21,880 4,208
The Bank of New York Mellon Corp. ......................................... 18,989 1,632
The Goldman Sachs Group, Inc. ............................................ 5,023 3,217
The Hartford Financial Services Group, Inc. .................................... 25,621 2,858
The PNC Financial Services Group, Inc. ...................................... 6,410 1,288
The Progressive Corp. ................................................... 5,480 1,351
Visa, Inc. , Class A ...................................................... 5,554 1,898
W.R. Berkley Corp. ..................................................... 50,386 2,964
Wells Fargo & Co. ...................................................... 41,257 3,251
72,744
Health Care (7.6%):
AbbVie, Inc. .......................................................... 41,440 7,621
Bristol-Myers Squibb Co. ................................................. 33,559 1,978
Cardinal Health, Inc. .................................................... 51,659 6,388
Cencora, Inc. .......................................................... 1,909 485
Centene Corp. (b) ....................................................... 49,268 3,155
DaVita, Inc. (b) ......................................................... 572 101
Elevance Health, Inc. .................................................... 7,452 2,949
Gilead Sciences, Inc. .................................................... 54,407 5,288
HCA Healthcare, Inc. .................................................... 11,523 3,802
Hologic, Inc. (b) ........................................................ 25,239 1,821
Johnson & Johnson ..................................................... 35,237 5,361
McKesson Corp. ....................................................... 11,314 6,729
Merck & Co., Inc. ...................................................... 68,892 6,808
Molina Healthcare, Inc. (b) ................................................ 5,535 1,718
Regeneron Pharmaceuticals, Inc. (b) .......................................... 2,432 1,637
Tenet Healthcare Corp. (b) ................................................. 21,867 3,081
The Cigna Group ....................................................... 11,816 3,476
United Therapeutics Corp. (b) .............................................. 8,492 2,982
UnitedHealth Group, Inc. ................................................. 10,040 5,447
Universal Health Services, Inc. , Class B ....................................... 6,705 1,264
72,091
Industrials (5.3%):
Acuity Brands, Inc. ..................................................... 7,137 2,372
Allison Transmission Holdings, Inc. ......................................... 26,602 3,127
Builders FirstSource, Inc. (b) ............................................... 26,698 4,466
Carlisle Cos., Inc. ....................................................... 5,222 2,034
Caterpillar, Inc. ........................................................ 5,888 2,187
Cintas Corp. .......................................................... 13,968 2,802
Comfort Systems USA, Inc. ............................................... 4,832 2,110
Core & Main, Inc. , Class A (b) .............................................. 34,870 1,968
Cummins, Inc. ......................................................... 5,586 1,990
Delta Air Lines, Inc. ..................................................... 38,813 2,611
EMCOR Group, Inc. .................................................... 9,741 4,364
Ferguson Enterprises, Inc. ................................................. 11,708 2,120
Leidos Holdings, Inc. .................................................... 17,564 2,495
Lockheed Martin Corp. ................................................... 5,398 2,499
Masco Corp. .......................................................... 28,386 2,250
Otis Worldwide Corp. .................................................... 14,873 1,419
Owens Corning ........................................................ 16,441 3,034
PACCAR, Inc. ......................................................... 6,365 706
United Rentals, Inc. ..................................................... 754 572

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
W.W. Grainger, Inc. ..................................................... 4,734 $ 5,031
50,157
Information Technology (18.0%):
Apple, Inc. ........................................................... 218,710 51,615
Applied Materials, Inc. ................................................... 15,076 2,719
Arista Networks, Inc. (b) .................................................. 23,356 2,691
Cisco Systems, Inc. ..................................................... 103,211 6,255
DocuSign, Inc. (b) ....................................................... 23,889 2,311
Dropbox, Inc. , Class A (b) ................................................. 94,767 3,047
F5, Inc. (b) ............................................................ 11,746 3,492
Fair Isaac Corp. (b) ...................................................... 1,179 2,209
Gen Digital, Inc. ....................................................... 57,703 1,553
GoDaddy, Inc. , Class A (b) ................................................ 31,454 6,689
Hewlett Packard Enterprise Co. ............................................. 154,600 3,276
Jabil, Inc. ............................................................ 24,124 3,918
KLA Corp. ........................................................... 3,493 2,579
Microsoft Corp. ........................................................ 57,506 23,868
Motorola Solutions, Inc. .................................................. 15,321 7,189
NetApp, Inc. .......................................................... 12,457 1,521
NVIDIA Corp. ......................................................... 326,140 39,160
Qorvo, Inc. (b) ......................................................... 13,790 1,144
QUALCOMM, Inc. ..................................................... 27,066 4,680
TD SYNNEX Corp. ..................................................... 11,993 1,709
171,625
Materials (2.0%):
CF Industries Holdings, Inc. ............................................... 40,550 3,739
CRH PLC ............................................................ 20,988 2,079
Louisiana-Pacific Corp. .................................................. 10,817 1,265
LyondellBasell Industries NV , Class A ........................................ 39,529 2,992
Nucor Corp. ........................................................... 7,186 923
Packaging Corp. of America ............................................... 9,456 2,011
Reliance, Inc. .......................................................... 4,645 1,345
Steel Dynamics, Inc. ..................................................... 33,064 4,239
18,593
Real Estate (1.0%):
American Tower Corp. ................................................... 11,267 2,084
Crown Castle, Inc. ...................................................... 29,883 2,668
Equity LifeStyle Properties, Inc. ............................................ 20,374 1,333
Lamar Advertising Co. , Class A ............................................. 7,545 954
VICI Properties, Inc. .................................................... 92,410 2,751
9,790
Utilities (1.2%):
DTE Energy Co. ....................................................... 24,460 2,932
Edison International ..................................................... 38,874 2,099
Entergy Corp. ......................................................... 5,192 421
Evergy, Inc. ........................................................... 30,348 1,948
NiSource, Inc. ......................................................... 71,347 2,661
NRG Energy, Inc. ....................................................... 9,382 961
OGE Energy Corp. ...................................................... 20,111 849
11,871
592,547
Total Common Stocks (Cost $709,189) 947,426
Rights (0.0%)
Brazil (0.0%):
Consumer Discretionary (0.0%):
Smartfit Escola de Ginastica e Danca SA (b) .................................... 1,233 —
Total Rights (Cost $–) —

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Name
Acquisition Date
Cost
Bank St Petersburg PJSC ......................................
12/15/2021
$ 410
Detsky Mir PJSC ............................................
9/30/2020
348
Security Description Shares
Value
(000)
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (b) (e) ........................................... 1,780 $ —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF ............................................. 12,894 949
Total Exchange-Traded Funds (Cost $950) 949
Total Investments (Cost $710,139) — 99.4% 948,375
Other assets in excess of liabilities — 0.6% 5,991
NET ASSETS - 100.00% $ 954,366
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2025, the fair value of these securities was
$11,091 (thousands) and amounted to 1.2% of net assets.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at January 31, 2025 (amounts in thousands):
(e) Security was fair valued using significant unobservable inputs as of January 31, 2025.
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (20.3%)
ABS Auto (10.2%):
Ally Bank Auto Credit-Linked Notes , Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable
6/15/28 @ 100 (a) ................................................... $ 2,752 $ 2,743
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 2/15/29 @ 100 (a) .............. 1,105 1,109
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 2/15/29 @ 100 (a) ............. 1,351 1,357
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 2/15/29 @ 100 (a) .............. 1,155 1,163
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3 , Class D , 1 .49% , 9/18/26 , Callable 4/18/25 @ 100 ................. 621 617
Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable 6/18/25 @ 100 ................ 2,944 2,903
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 5/15/25 @ 100 (a) .............. 2,000 1,991
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 5/15/25 @ 100 (a) ............... 1,517 1,503
Series 2022-A , Class C , 4 .17% , 1/15/31 , Callable 5/15/25 @ 100 (a) ............... 2,200 2,181
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 10/15/27 @ 100 (a) ............. 751 755
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 10/15/27 @ 100 (a) ............. 4,078 4,130
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 10/15/27 @ 100 (a) .............. 748 756
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 10/15/27 @ 100 (a) .............. 1,246 1,260
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2020-1A , Class B , 2 .68% , 8/20/26 , Callable 9/20/25 @ 100 (a) .............. 4,000 3,966
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 3,250 3,304
Series 2023-3A , Class C , 7 .05% , 2/22/28 (a) ................................ 8,750 8,926
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 7,000 7,118
Series 2023-6A , Class B , 6 .40% , 12/20/29 (a) ............................... 2,811 2,895
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 3,749 3,868
BofA Auto Trust , Series 2024-1A , Class A3 , 5 .35% , 11/15/28 , Callable 4/15/27 @ 100 (a) ... 2,268 2,293
Canadian Pacer Auto Receivables Trust , Series 2021-1A , Class C , 1 .46% , 12/20/27 , Callable
3/19/25 @ 100 (a) ................................................... 2,156 2,141
CarMax Auto Owner Trust ................................................
Series 2021-2 , Class C , 1 .34% , 2/16/27 , Callable 5/15/25 @ 100 ................. 5,959 5,897
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 10/15/25 @ 100 ................ 3,981 3,886
Series 2021-4 , Class D , 1 .48% , 3/15/28 , Callable 1/15/26 @ 100 ................. 2,831 2,741
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 10/15/26 @ 100 ................ 2,716 2,764
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 4/15/27 @ 100 ................ 3,250 3,272
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 2/15/28 @ 100 ................. 1,822 1,837
Carvana Auto Receivables Trust ............................................
Series 2020-P1 , Class C , 1 .32% , 11/9/26 , Callable 12/8/25 @ 100 ................ 551 537
Series 2021-N1 , Class D , 1 .50% , 1/10/28 , Callable 7/10/26 @ 100 ................ 325 315
Series 2021-N2 , Class D , 1 .27% , 3/10/28 , Callable 3/10/27 @ 100 ................ 481 458
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 8/10/27 @ 100 ................ 216 207
Series 2021-P2 , Class C , 1 .60% , 6/10/27 , Callable 2/10/27 @ 100 ................ 10,000 9,494
Chase Auto Owner Trust ..................................................
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 10/25/27 @ 100 (a) ............. 2,742 2,774
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,175 2,223
Series 2024-3A , Class B , 5 .28% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,776 2,805
Series 2024-3A , Class C , 5 .41% , 2/28/30 , Callable 12/25/27 @ 100 (a) ............. 3,671 3,700
Series 2024-4A , Class C , 5 .46% , 7/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,716 2,740
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 12/25/27 @ 100 (a) ............ 2,535 2,556
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 1/25/28 @ 100 (a) .............. 3,616 3,520
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 1/25/28 @ 100 (a) .............. 1,610 1,570
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 4/15/26 @ 100 (a) .............. 826 830
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 4/15/26 @ 100 (a) .............. 936 945
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 4/15/26 @ 100 (a) .............. 1,404 1,421
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 1,858 1,890
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 2,874 2,934
Series 2024-1A , Class B , 5 .44% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 2,545 2,556
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 2,200 2,216
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4 , Class B , 1 .74% , 12/16/30 , Callable 4/15/25 @ 100 (a) .............. 146 145
Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable 7/15/26 @ 100 (a) .............. 150 155
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 125 130

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 10/15/26 @ 100 (a) ............. $ 2,911 $ 2,993
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 2,875 2,922
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 2,724 2,807
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 4,691 4,889
Series 2023-5A , Class A , 6 .13% , 12/15/33 , Callable 6/15/27 @ 100 (a) ............. 4,598 4,668
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 3,566 3,707
Series 2024-1A , Class C , 6 .71% , 7/17/34 , Callable 6/15/27 @ 100 (a) .............. 3,207 3,293
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 9/15/25 @ 100 3,871 3,812
DT Auto Owner Trust , Series 2020-3A , Class E , 3 .62% , 10/15/27 , Callable 2/15/25 @ 100 (a) 1,381 1,380
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 9/15/28 @ 100 (a) ............ 1,436 1,476
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 9/15/28 @ 100 (a) .............. 770 798
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 3/20/26 @ 100 (a) .............. 1,125 1,120
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 2,750 2,788
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 1,781 1,793
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 2,349 2,437
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 8/20/27 @ 100 (a) .............. 3,285 3,307
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 11/20/27 @ 100 (a) ............ 3,291 3,367
FCCU Auto Receivables Trust , Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 5/15/28 @
100 (a) ........................................................... 597 608
First Investors Auto Owner Trust , Series 2021-1A , Class E , 3 .35% , 4/15/27 , Callable 5/15/25
@ 100 (a) ......................................................... 3,981 3,961
Flagship Credit Auto Trust ................................................
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 4/15/25 @ 100 (a) ............... 5,250 5,210
Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 7/15/25 @ 100 (a) ............... 39 39
Ford Credit Auto Lease Trust ..............................................
Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @ 100 ................ 1,080 1,083
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 4/15/26 @ 100 ................. 2,584 2,631
Ford Credit Auto Owner Trust ..............................................
Series 2021-1 , Class C , 1 .91% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 1,708 1,642
Series 2021-1 , Class D , 2 .31% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 1,650 1,589
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 2,250 2,129
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 500 476
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,000 1,972
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,457 2,435
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 4,111 4,142
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,250 10,316
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,940 11,106
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 4,925 5,071
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 3,710 3,825
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,881 1,922
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class B , 5 .35% , 3/15/28 ,
Callable 12/15/26 @ 100 (a) ........................................... 4,385 4,397
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 6/15/28 @
100 (a) ........................................................... 1,185 1,217
GLS Auto Receivables Issuer Trust , Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 9/15/27
@ 100 (a) ......................................................... 2,200 2,251
GLS Auto Select Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 5/15/28 @ 100 (a) .............. 1,381 1,399
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 5/15/30 @ 100 (a) ............. 2,266 2,228
GM Financial Automobile Leasing Trust , Series 2023-2 , Class B , 5 .54% , 5/20/27 , Callable
11/20/25 @ 100 .................................................... 1,250 1,258
GM Financial Revolving Receivables Trust , Series 2021-1 , Class C , 1 .67% , 6/12/34 , Callable
9/11/26 @ 100 (a) ................................................... 1,000 944
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1 , Class B , 5 .73% , 6/15/28 (a) ................................. 3,050 3,086
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 2,259 2,293
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 3/15/28 @ 100 (a) .............. 982 991
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 3/15/28 @ 100 (a) .............. 940 952
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 3/15/27 @ 100 (a) ............... 3,276 3,301

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 3/15/27 @ 100 (a) .............. $ 2,457 $ 2,488
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A , Class B , 2 .19% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 1,583 1,572
Series 2022-1A , Class C , 2 .63% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 1,129 1,122
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 3,739 3,786
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 3,038 3,090
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ 1,075 1,101
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ 2,875 2,917
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ 1,112 1,128
Hertz Vehicle Financing III LP , Series 2021-2A , Class C , 2 .52% , 12/27/27 (a) ............ 1,833 1,733
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A , Class A , 2 .33% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,750 3,532
Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 2,480 2,321
Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,500 3,272
Series 2022-4A , Class A , 3 .73% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 3,000 2,986
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 5,000 4,970
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B1 , 6 .15% , 5/20/32 , Callable 10/20/27 @ 100 (a) ............. 1,994 2,008
Series 2024-2 , Class B1 , 5 .44% , 10/20/32 , Callable 8/20/28 @ 100 (a) ............. 6,416 6,454
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 11/15/28 @
100 ............................................................. 1,265 1,256
JPMorgan Chase Bank NA ................................................
Series 2021-3 , Class B , 0 .76% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 174 173
Series 2021-3 , Class D , 1 .01% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 119 118
Series 2021-3 , Class E , 2 .10% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 9 9
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 12/15/25 @ 100 (a) ............. 2,526 2,510
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 4/15/27 @ 100 (a) .............. 2,760 2,776
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 4/15/27 @ 100 (a) ............. 4,600 4,659
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 4/15/27 @ 100 (a) .............. 2,037 2,095
Series 2023-2A , Class B , 5 .45% , 4/15/28 , Callable 6/15/27 @ 100 (a) .............. 4,531 4,559
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 6/15/27 @ 100 (a) .............. 7,300 7,354
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 6/15/27 @ 100 (a) .............. 1,698 1,725
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 4,094 4,162
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 7/15/27 @ 100 (a) ............. 3,794 3,927
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @ 100 (a) ............ 2,818 2,881
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 10/15/27 @ 100 (a) ............. 3,288 3,392
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 10/15/27 @ 100 (a) ............. 4,696 4,892
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 9/15/27 @ 100 (a) .............. 2,888 2,921
Series 2024-2A , Class B , 5 .50% , 7/16/29 , Callable 10/15/27 @ 100 (a) ............. 2,716 2,748
Series 2024-2A , Class C , 5 .66% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............ 2,716 2,749
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 10/15/27 @ 100 (a) ............ 2,218 2,272
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 3/15/28 @ 100 (a) .............. 2,556 2,532
Merchants Fleet Funding LLC ..............................................
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 7/20/27 @ 100 (a) .............. 3,691 3,732
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 7/20/27 @ 100 (a) .............. 5,014 5,067
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 7/20/27 @ 100 (a) .............. 7,372 7,489
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 7/20/27 @ 100 (a) .............. 1,358 1,385
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 708 716
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 1,149 1,159
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 1,263 1,273
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 11/15/27 @ 100 (a) ............ 3,145 3,233
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 11/15/27 @ 100 (a) ............ 5,171 5,418
Oscar US Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 2/10/25 @
100 (a) ........................................................... 400 394
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 4/10/26 @
100 (a) ........................................................... 2,000 1,964
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 3,162 3,131
PenFed Auto Receivables Owner Trust ........................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 4/15/26 @ 100 (a) ............. $ 3,000 $ 2,994
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 4/15/26 @ 100 (a) ............... 1,382 1,384
Prestige Auto Receivables Trust , Series 2021-1A , Class C , 1 .53% , 2/15/28 , Callable 6/15/26 @
100 (a) ........................................................... 545 540
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 496 495
Series 2022-A , Class C , 7 .38% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 311 312
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 1,551 1,587
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 311 313
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 1,012 1,019
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 599 603
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 609 613
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 2,464 2,484
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 1,041 1,051
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 4,846 4,905
Series 2024-B , Class B , 4 .97% , 1/18/33 , Callable 1/15/29 @ 100 (a) ............... 4,296 4,287
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 1/15/29 @ 100 (a) ............... 2,486 2,485
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 1/15/29 @ 100 (a) ............... 2,648 2,641
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 1/15/29 @ 100 (a) ............... 3,053 3,059
Santander Consumer Auto Receivables Trust , Series 2021-AA , Class E , 3 .28% , 3/15/27 ,
Callable 12/15/25 @ 100 (a) ........................................... 940 923
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @
100 (a) ........................................................... 1,876 1,904
SBNA Auto Receivables Trust , Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 3/15/28 @
100 (a) ........................................................... 2,749 2,765
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 11/15/27 @ 100 (a) ............. 6,570 6,792
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 11/15/27 @ 100 (a) ............ 3,459 3,585
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 12/15/27 @ 100 (a) ............ 2,716 2,727
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 4/25/28 @ 100 (a) ............... 1,419 1,420
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 4/25/28 @ 100 (a) ............... 1,678 1,680
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 10/20/27 @ 100 (a) ............. 2,541 2,595
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 11/20/27 @ 100 (a) ............. 1,841 1,863
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class A4 , 5 .94% , 7/20/27 , Callable 7/20/25 @ 100 (a) .............. 2,950 2,972
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 7/20/25 @ 100 (a) ............... 6,381 6,439
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 1,362 1,381
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 9/20/27 @
100 (a) ........................................................... 2,900 2,955
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 7/20/25 @
100 (a) ........................................................... 5,234 5,245
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 9/25/26 @ 100 (a) ........ 2,847 2,888
UNIFY Auto Receivables Trust , Series 2021-1A , Class B , 1 .29% , 11/16/26 , Callable 3/15/25
@ 100 (a) ......................................................... 610 609
United Auto Credit Securitization Trust .......................................
Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable 2/10/27 @ 100 (a) ............... 4,924 4,935
Series 2024-1 , Class B , 6 .57% , 6/10/27 , Callable 2/10/27 @ 100 (a) ............... 4,350 4,385
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 5/15/27 @ 100 (a) .............. 2,509 2,552
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 5/15/27 @ 100 (a) .............. 3,280 3,358
Westlake Automobile Receivables Trust , Series 2023-P1 , Class C , 6 .44% , 6/15/27 , Callable
6/15/26 @ 100 (a) ................................................... 1,200 1,219
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 1,733 1,747
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,819 2,898
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 3,036 3,132
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 3,425 3,552
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 4,009 4,044
Series 2024-2A , Class A1 , 4 .87% , 6/21/39 (a) ............................... 4,524 4,535
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 4,524 4,472
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 3,366 3,342

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ $ 3,655 $ 3,638
World Omni Auto Receivables Trust , Series 2021-C , Class C , 1 .06% , 4/17/28 , Callable 8/15/25
@ 100 ........................................................... 5,000 4,897
World Omni Select Auto Trust , Series 2021-A , Class C , 1 .09% , 11/15/27 , Callable 10/15/25 @
100 ............................................................. 1,250 1,227
528,127
ABS Card (1.8%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 3,207 3,283
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 3,168 3,198
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/16/29 (a) ....................... 2,282 2,297
Evergreen Credit Card Trust ...............................................
Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) .............................. 3,918 3,920
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 2,178 2,179
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 5,295 5,311
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 3,029 3,038
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 6,394 6,407
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 1,992 1,996
Golden Credit Card Trust .................................................
Series 2021-1A , Class A , 1 .14% , 8/15/28 (a) ................................ 5,000 4,747
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 4,500 4,270
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ 2,233 2,113
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 1,719 1,629
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 2,575 2,589
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 2,051 2,062
Series 2023-2A , Class C , 6 .89% , 1/21/27 (a) ................................ 3,476 3,502
Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) ............................... 1,646 1,707
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 4,190 4,341
Series 2024-1A , Class B , 5 .53% , 1/21/28 (a) ................................ 2,838 2,854
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 2,515 2,534
Synchrony Card Funding LLC .............................................
Series 2022-A1 , Class A , 3 .37% , 4/15/28 , Callable 4/15/25 @ 100 ................ 2,200 2,195
Series 2023-A1 , Class A , 5 .54% , 7/15/29 .................................. 941 954
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 10,200 9,687
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 1,053 1,059
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 2,900 2,896
Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) ................................ 2,702 2,736
Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) ................................ 3,625 3,650
Series 2023-3A , Class C , 6 .94% , 8/26/28 (a) ................................ 3,319 3,349
Series 2024-1A , Class B , 5 .50% , 12/26/28 (a) ............................... 2,995 3,010
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 1,677 1,688
95,201
ABS Other (8.2%):
Aligned Data Centers Issuer LLC ...........................................
Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 2/15/25 @ 100 (a) ............. 3,000 2,862
Series 2021-1A , Class B , 2 .48% , 8/15/46 , Callable 2/15/25 @ 100 (a) .............. 1,500 1,428
AMSR Trust ..........................................................
Series 2021-SFR1 , Class C , 2 .35% , 6/17/38 (a) (b) ............................ 1,800 1,625
Series 2021-SFR1 , Class D , 2 .60% , 6/17/38 (a) (b) ............................ 1,500 1,360
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 1,216 1,199
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 1,380 1,384
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 1,998 2,053
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 563 589
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 2/20/28 @ 100 (a) .............. 1,638 1,653
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 2/20/28 @ 100 (a) .............. 2,616 2,644
Amur Equipment Finance Receivables XIV LLC , Series 2024-2A , Class C , 5 .38% , 7/21/31 ,
Callable 7/20/28 @ 100 (a) ............................................ 4,527 4,557

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. $ 1,890 $ 1,937
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 1,337 1,386
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 1,018 1,071
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 1,666 1,702
Barings Equipment Finance LLC , Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 10/13/30
@ 100 (a) ......................................................... 3,969 3,985
Blue Owl Asset Leasing Trust ..............................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 8/15/27 @ 100 (a) .............. 1,615 1,614
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 8/15/27 @ 100 (a) .............. 836 836
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 3,343 3,195
CARS-DB5 LP , Series 2021-1A , Class A2 , 2 .28% , 8/15/51 , Callable 8/15/28 @ 100 (a) ..... 2,084 1,680
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 3,114 3,151
CCG Receivables Trust ...................................................
Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 3/14/25 @ 100 (a) ............... 4,488 4,457
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 6/14/26 @ 100 (a) ............... 2,493 2,544
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 4/14/27 @ 100 (a) ............... 1,424 1,488
CF Hippolyta Issuer LLC , Series 2021-1A , Class B1 , 1 .98% , 3/15/61 , Callable 2/15/25 @
100 (a) ........................................................... 1,885 1,765
Clarus Capital Funding LLC , Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 3/20/28 @
100 (a) ........................................................... 925 914
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 6,182 6,200
CP EF Asset Securitization I LLC , Series 2022-1A , Class A , 5 .96% , 4/15/30 , Callable 11/15/25
@ 100 (a) ......................................................... 412 412
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 599 607
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ....... 4,218 4,037
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 11/20/25 @
100 (a) ........................................................... 7,549 6,838
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 9/22/25 @ 100 (a) ............... 2,125 2,151
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @ 100 (a) ............... 1,975 1,996
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @ 100 (a) ............... 3,569 3,626
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 6/22/26 @ 100 (a) .............. 1,164 1,190
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 12/22/26 @ 100 (a) .............. 1,237 1,253
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 12/22/26 @ 100 (a) .............. 1,250 1,272
Dext ABS LLC ........................................................
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 7/15/26 @ 100 (a) ............... 8,330 8,511
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 12/15/27 @ 100 (a) .............. 3,476 3,593
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 12/15/27 @ 100 (a) .............. 1,566 1,594
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A , Class B , 2 .36% , 4/15/49 , Callable 9/20/25 @ 100 (a) .............. 6,000 5,622
Series 2021-1A , Class C , 3 .48% , 4/15/49 , Callable 9/20/25 @ 100 (a) .............. 3,000 2,796
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) 4,418 4,037
Diamond Resorts Owner Trust , Series 2021-1A , Class B , 2 .05% , 11/21/33 , Callable 8/20/25 @
100 (a) ........................................................... 344 337
DLLAA LLC ..........................................................
Series 2023-1A , Class A2 , 5 .93% , 7/20/26 , Callable 7/20/26 @ 100 (a) ............. 904 907
Series 2025-1A , Class A4 , 5 .08% , 4/20/33 (a) ............................... 4,203 4,233
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 2/20/29 @ 100 (a) ...... 2,386 2,429
DLLMT LLC , Series 2024-1A , Class A3 , 4 .84% , 8/21/28 , Callable 5/20/28 @ 100 (a) ...... 2,715 2,723
FirstKey Homes Trust ....................................................
Series 2021-SFR2 , Class C , 1 .71% , 9/17/38 (a) (b) ............................ 6,512 6,164
Series 2021-SFR2 , Class D , 2 .06% , 9/17/38 (a) (b) ............................ 4,500 4,280
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) (b) ........................... 2,455 2,349
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2020-2 , Class C , 1 .87% , 9/15/27 ................................... 1,447 1,419
Series 2023-1 , Class B , 5 .31% , 5/15/28 (a) ................................. 3,430 3,451
Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ................................. 3,886 3,912
Series 2024-2 , Class B , 5 .56% , 4/15/31 (a) ................................. 3,174 3,243
Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) ................................. 6,005 5,908

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Frontier Issuer LLC .....................................................
Series 2023-1 , Class A2 , 6 .60% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. $ 9,439 $ 9,619
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 6,585 6,817
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 22,560 24,070
Series 2024-1 , Class A2 , 6 .19% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 2,716 2,780
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 16,618 18,753
FRTKL , Series 2021-SFR1 , Class D , 2 .17% , 9/17/38 (a) (b) ......................... 1,500 1,416
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 8/20/30 @ 100 (a) .............. 1,538 1,612
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 1,411 1,492
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 8/20/30 @ 100 (a) .............. 1,176 1,096
GreatAmerica Leasing Receivables Funding LLC , Series 2024-1 , Class C , 5 .43% , 12/15/31 ,
Callable 2/15/28 @ 100 (a) ............................................ 910 919
HPEFS Equipment Trust ..................................................
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 4/20/26 @ 100 (a) .............. 4,076 4,098
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 12/20/26 @ 100 (a) ............. 2,350 2,403
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 2,259 2,282
Series 2024-2A , Class B , 5 .35% , 10/20/31 , Callable 1/20/28 @ 100 (a) ............. 3,621 3,649
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,940 1,963
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @ 100 (a) ............ 950 942
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 5/15/28 @ 100 (a) ............. 1,765 1,789
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 7/15/27 @ 100 (a) ............. 1,882 1,898
Series 2024-1A , Class A2 , 4 .99% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 2,715 2,718
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 3,682 3,542
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 2,348 2,394
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 11/13/30 @ 100 (a) ............. 3,773 3,801
MVW LLC , Series 2021-1WA , Class B , 1 .44% , 1/22/41 , Callable 11/20/26 @ 100 (a) ...... 324 307
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 2/20/25 @ 100 (a) ............. 6,097 5,646
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 2/20/25 @ 100 (a) ............. 1,832 1,654
NMEF Funding LLC ....................................................
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 3/15/28 @ 100 (a) ............. 4,401 4,415
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. 3,217 3,197
NP SPE II LLC , Series 2017-1A , Class A2 , 4 .22% , 10/21/47 (a) ...................... 5,875 5,687
NP SPE X LP ..........................................................
Series 2019-2A , Class A2 , 3 .10% , 11/19/49 (a) .............................. 1,748 1,630
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) .............................. 2,035 1,968
Pawnee Equipment Receivables LLC , Series 2021-1 , Class B , 1 .82% , 7/15/27 , Callable
8/15/25 @ 100 (a) ................................................... 1,138 1,131
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 1,139 1,154
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 461 474
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 6/15/28 @ 100 (a) .............. 948 949
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 6/15/28 @ 100 (a) .............. 2,254 2,256
Progress Residential Trust .................................................
Series 2021-SFR3 , Class D , 2 .29% , 5/17/26 (a) (b) ............................ 2,000 1,931
Series 2021-SFR4 , Class C , 2 .04% , 5/17/38 (a) (b) ............................ 2,351 2,261
Series 2021-SFR4 , Class D , 2 .31% , 5/17/38 (a) (b) ............................ 2,500 2,422
Series 2021-SFR5 , Class D , 2 .11% , 7/17/38 (a) (b) ............................ 2,000 1,920
Series 2021-SFR6 , Class D , 2 .23% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 3,000 2,889
Series 2021-SFR7 , Class B , 1 .94% , 8/17/40 (a) (b) ............................ 3,250 2,904
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A , Class A2 , 4 .99% , 9/15/49 , Callable 9/15/27 @ 100 (a) ............. 5,195 5,055
Series 2024-1A , Class B , 5 .78% , 9/15/49 , Callable 9/15/27 @ 100 (a) .............. 1,400 1,374
SCF Equipment Leasing LLC ..............................................
Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 2/20/25 @ 100 (a) .............. 817 811
Series 2022-2A , Class C , 6 .50% , 8/20/32 , Callable 8/20/25 @ 100 (a) .............. 2,356 2,425
Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 8/20/25 @ 100 (a) ............. 2,144 2,212
Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 7/20/26 @ 100 (a) ............. 2,347 2,414
SCF Equipment Trust LLC ................................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. $ 5,955 $ 5,987
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 4,440 4,466
Series 25-1A , Class D , 5 .88% , 11/20/35 , Callable 9/20/31 @ 100 (a) ............... 3,001 3,020
Sotheby's Artfi Master Trust , Series 2024-1A , Class A1 , 6 .43% , 12/22/31 (a) ............. 100 101
Subway Funding LLC , Series 2024-1A , Class A2II , 6 .27% , 7/30/54 , Callable 7/30/28 @
100 (a) ........................................................... 3,166 3,224
Tricon Residential Trust ..................................................
Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @ 100 (a) (b) .......... 1,800 1,793
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (b) ........ 2,309 2,236
Trinity Rail Leasing LLC .................................................
Series 2019-1A , Class A , 3 .82% , 4/17/49 , Callable 2/17/25 @ 100 (a) .............. 2,988 2,938
Series 2021-1A , Class A , 2 .26% , 7/19/51 , Callable 2/19/25 @ 100 (a) .............. 856 775
Series 2022-1A , Class A , 4 .55% , 5/19/52 , Callable 2/21/25 @ 100 (a) .............. 2,279 2,188
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 8,472 8,513
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 1,642 1,652
Series 2025-1A , Class C , 9 .12% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 1,359 1,390
Vantage Data Centers Issuer LLC , Series 2020-1A , Class A2 , 1 .65% , 9/15/45 , Callable 2/15/25
@ 100 (a) ......................................................... 586 574
Vantage Data Centers LLC , Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 9/15/25 @
100 (a) ........................................................... 9,000 8,253
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 4,500 3,831
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 3,263 3,113
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 7,500 7,153
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 2,074 2,083
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 1,511 1,538
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 93 97
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 1,008 1,023
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 1,077 1,109
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 2,527 2,555
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 793 803
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 661 675
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 819 838
Verizon Master Trust ....................................................
Series 2023-2 , Class A , 4 .89% , 4/13/28 , Callable 4/20/25 @ 100 ................. 1,871 1,872
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 3,866 3,888
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 1,145 1,162
Series 2024-4 , Class C , 5 .60% , 6/20/29 , Callable 6/20/26 @ 100 ................. 814 821
Series 2024-7 , Class C , 4 .84% , 8/20/32 , Callable 8/20/29 @ 100 (a) ............... 6,425 6,339
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 3,113 3,110
Series 2025-2 , Class C , 5 .34% , 1/20/33 , Callable 1/20/30 @ 100 (a) ............... 7,427 7,466
Wingspire Equipment Finance LLC , Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable
10/20/27 @ 100 (a) .................................................. 1,447 1,444
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 10,422 10,422
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 ................ 7,798 7,798
425,558
Agency ABS Other (0.1%):
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 5 .37% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 4/25/25 @
100 (c) ........................................................... 296 281
Series 2012-6 , Class B , 5 .47% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 10/25/29 @ 100 (c) 2,500 2,355
2,636
Total Asset-Backed Securities (Cost $1,049,780)
a
a
a
1,051,522

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (2.1%)
Cash Flow CLO (2.1%):
720 East CLO IV Ltd. , Series 2024-1A , Class A2 , 6 .10% ( TSFR3M + 180 bps ) , 4/15/37 ,
Callable 4/15/26 @ 100 (a) (c) .......................................... $ 2,767 $ 2,776
720 East CLO Ltd. ......................................................
Series 2022-1A , Class A2R , 5 .89% ( TSFR3M + 160 bps ) , 1/20/38 (a) (c) ............. 4,197 4,205
Series 2022-1A , Class BR , 5 .99% ( TSFR3M + 170 bps ) , 1/20/38 (a) (c) .............. 3,997 4,021
Series 2023-2A , Class A2 , 6 .45% ( TSFR3M + 215 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (c) ......................................................... 3,755 3,768
Series 2023-2A , Class D , 9 .45% ( TSFR3M + 515 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (c) ......................................................... 2,816 2,877
Series 2023-IA , Class B , 6 .80% ( TSFR3M + 250 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (c) ......................................................... 3,000 3,015
Series 2023-IA , Class D , 10 .15% ( TSFR3M + 585 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (c) ......................................................... 5,750 5,797
AIMCO CLO Ltd. ......................................................
Series 2022-17A , Class XR , 5 .44% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/22/26 @
100 (a) (c) ......................................................... 3,238 3,238
Series 2023-20A , Class B1 , 6 .51% ( TSFR3M + 220 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (c) ......................................................... 2,822 2,844
Series 2023-20A , Class C1 , 7 .01% ( TSFR3M + 270 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (c) ......................................................... 2,822 2,854
Barrow Hanley CLO II Ltd. ...............................................
Series 2023-2A , Class C , 7 .79% ( TSFR3M + 350 bps ) , 10/20/35 , Callable 4/20/25 @
100 (a) (c) ......................................................... 2,816 2,914
Series 2023-2A , Class D1 , 10 .04% ( TSFR3M + 575 bps ) , 10/20/35 , Callable 4/20/25 @
100 (a) (c) ......................................................... 4,224 4,275
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 4/24/25 @
100 (a) ........................................................... 3,750 3,718
Dryden CLO Ltd. .......................................................
Series 2021-93A , Class A2R , 5 .93% ( TSFR3M + 160 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (c) ......................................................... 2,169 2,184
Series 2021-93A , Class XR , 5 .48% ( TSFR3M + 115 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (c) ......................................................... 3,342 3,344
Series 2023-102A , Class A2 , 6 .30% ( TSFR3M + 200 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (c) ......................................................... 1,690 1,698
Series 2024-121A , Class B , 6 .03% ( TSFR3M + 170 bps ) , 1/15/37 , Callable 1/15/27 @
100 (a) (c) ......................................................... 4,420 4,426
Flatiron CLO Ltd. , Series 2018-1A , Class A , 5 .51% ( TSFR3M + 121 bps ) , 4/17/31 , Callable
4/17/25 @ 100 (a) (c) ................................................. 745 745
Golub Capital Partners CLO Ltd. , Series 2023-68A , Class B , 7 .10% ( TSFR3M + 280 bps ) ,
7/25/36 , Callable 7/25/25 @ 100 (a) (c) .................................... 2,345 2,365
LCM 36 Ltd. , Series 36A , Class A2 , 5 .96% ( TSFR3M + 166 bps ) , 1/15/34 , Callable 4/15/25 @
100 (a) (c) ......................................................... 3,000 2,971
Magnetite XXXV Ltd. , Series 2022-35A , Class AR , 5 .95% ( TSFR3M + 165 bps ) , 10/25/36 ,
Callable 10/25/25 @ 100 (a) (c) ......................................... 4,705 4,736
Mountain View CLO Ltd. , Series 2013-1A , Class CRR , 6 .75% ( TSFR3M + 246 bps ) , 10/12/30 ,
Callable 4/12/25 @ 100 (a) (c) .......................................... 4,000 4,007
NGC Ltd. , Series 2024-1A , Class X , 5 .44% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/20/26 @
100 (a) (c) ......................................................... 3,434 3,434
Oaktree CLO Ltd. , Series 2023-1A , Class B , 6 .85% ( TSFR3M + 255 bps ) , 4/15/36 , Callable
4/15/25 @ 100 (a) (c) ................................................. 2,250 2,259
Octagon 62 Ltd. , Series 2022-1A , Class A2R , 5 .89% ( TSFR3M + 160 bps ) , 1/23/38 (a) (c) ..... 4,416 4,438
Octagon 68 Ltd. , Series 2023-1A , Class X , 5 .59% ( TSFR3M + 130 bps ) , 10/20/36 , Callable
10/20/25 @ 100 (a) (c) ................................................ 3,919 3,920
Palmer Square Loan Funding Ltd. ...........................................
Series 2022-2A , Class A2 , 6 .20% ( TSFR3M + 190 bps ) , 10/15/30 , Callable 4/15/25 @
100 (a) (c) ......................................................... 3,000 3,009
Series 2024-3A , Class A2 , 6 .17% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 8/8/25 @
100 (a) (c) ......................................................... 3,625 3,636
Trestles CLO IV Ltd. , Series 2021-4A , Class B2 , 2 .72% , 7/21/34 , Callable 4/21/25 @ 100 (a) . 1,000 883
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 7 .02% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
4/18/25 @ 100 (a) (c) ................................................. 5,000 5,015

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Venture CLO Ltd. ......................................................
Series 2023-47A , Class AJ , 6 .59% ( TSFR3M + 230 bps ) , 4/20/36 , Callable 4/20/25 @
100 (a) (c) ......................................................... $ 2,806 $ 2,810
Series 2023-48A , Class B1 , 7 .04% ( TSFR3M + 275 bps ) , 10/20/36 , Callable 10/20/25 @
100 (a) (c) ......................................................... 3,053 3,090
Series 2024-49A , Class X , 5 .64% ( TSFR3M + 135 bps ) , 4/20/37 , Callable 4/20/26 @
100 (a) (c) ......................................................... 1,825 1,830
Series 2024-50A , Class X , 5 .54% ( TSFR3M + 125 bps ) , 10/20/37 , Callable 10/20/26 @
100 (a) (c) ......................................................... 3,441 3,441
110,543
Total Collateralized Loan Obligations (Cost $110,053)
a
a
a
110,543
Collateralized Mortgage Obligations (9.5%)
Agency CMO Other (0.7%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 3,494 3,509
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 6,799 6,613
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 16,912 16,881
Federal National Mortgage Association , Series 2022-88 , Class BA , 5 .50% , 7/25/47 ........ 2,041 2,048
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 2,448 2,084
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 4,227 4,246
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 2,597 2,593
37,974
Agency Commercial MBS (2.4%):
Federal Home Loan Mortgage Corporation .....................................
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 17,412 14,764
Series K141 , Class A2 , 2 .25% , 2/25/32 ................................... 15,660 13,321
Series K142 , Class A2 , 2 .40% , 3/25/32 ................................... 17,736 15,201
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... 5,065 4,323
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 10,000 8,580
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 20,137 17,402
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 7,631 6,744
Series K147 , Class A2 , 3 .00% , 6/25/32 (d) ................................. 10,994 9,761
Series K149 , Class A2 , 3 .53% , 8/25/32 ................................... 13,418 12,326
Series K159 , Class A2 , 4 .50% , 7/25/33 (d) ................................. 17,895 17,432
Federal National Mortgage Association , Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (d) ..... 2,026 1,966
121,820
Commercial MBS (6.4%):
AOA Mortgage Trust ....................................................
Series 2021-1177 , Class B , 5 .60% ( TSFR1M + 129 bps ) , 10/15/38 (a) (b) (c) ........... 3,000 2,860
Series 2021-1177 , Class D , 6 .25% ( TSFR1M + 194 bps ) , 10/15/38 (a) (b) (c) ........... 10,600 9,555
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1 , Class C , 3 .60% , 5/15/53 , Callable 5/15/30 @ 100 (a) (d) .......... 1,500 1,346
Series 2021-MF2 , Class B , 2 .56% , 6/15/54 , Callable 7/15/31 @ 100 (a) (d) .......... 5,150 4,308
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) (d) ........................... 1,450 1,404
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (b) (d) ........................... 1,310 1,240
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (b) (d) ........................... 12,860 12,064
BAMLL Commercial Mortgage Securities Trust , Series 2015-200P , Class D , 3 .60% , 4/14/33 ,
Callable 4/14/25 @ 100 (a) (b) (d) ........................................ 7,485 7,452
BANK , Series 2017-BNK4 , Class AS , 3 .78% , 5/15/50 , Callable 4/15/27 @ 100 .......... 5,000 4,792
BBCCRE Trust , Series 2015-GTP , Class A , 3 .97% , 8/10/33 , Callable 5/10/25 @ 100 (a) (b) ... 5,935 5,767
BBCMS Mortgage Trust ..................................................
Series 2020-BID , Class C , 8 .06% ( TSFR1M + 375 bps ) , 10/15/37 (a) (b) (c) ........... 3,781 3,786
Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @ 100 (d) ............ 1,622 1,533
Benchmark Mortgage Trust ................................................
Series 2019-B14 , Class AS , 3 .35% , 12/15/62 , Callable 11/15/29 @ 100 ............ 5,000 4,499
Series 2021-B25 , Class 300D , 2 .99% , 4/15/54 , Callable 4/15/31 @ 100 (a) (d) ........ 2,417 1,201
Series 2022-B36 , Class XA , 0 .64% , 7/15/55 , Callable 6/15/32 @ 100 (b) (d) ......... 40,621 1,729
BPR Trust ............................................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-TY , Class B , 5 .57% ( TSFR1M + 126 bps ) , 9/15/38 (a) (b) (c) ............. $ 750 $ 745
Series 2021-TY , Class C , 6 .12% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (c) ............. 1,388 1,380
Series 2021-TY , Class D , 6 .77% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) (c) ............. 2,752 2,743
Series 2022-OANA , Class A , 6 .20% ( TSFR1M + 190 bps ) , 4/15/37 (a) (b) (c) .......... 4,500 4,511
Series 2022-OANA , Class D , 8 .00% ( TSFR1M + 370 bps ) , 4/15/37 (a) (b) (c) .......... 9,500 9,583
Series 2022-STAR , Class A , 7 .54% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ........... 2,804 2,803
BX Commercial Mortgage Trust ............................................
Series 2021-VOLT , Class B , 5 .37% ( TSFR1M + 106 bps ) , 9/15/36 (a) (b) (c) ........... 216 215
Series 2022-CSMO , Class C , 8 .19% ( TSFR1M + 389 bps ) , 6/15/27 (a) (b) (c) .......... 7,500 7,554
Series 2022-CSMO , Class D , 8 .64% ( TSFR1M + 434 bps ) , 6/15/27 (a) (b) (c) .......... 2,400 2,418
Series 2023-XL3 , Class A , 6 .07% ( TSFR1M + 176 bps ) , 12/9/40 (a) (b) (c) ............ 140 140
BX Mortgage Trust , Series 2021-PAC , Class B , 5 .32% ( TSFR1M + 101 bps ) , 10/15/36 (a) (b) (c) 3,250 3,226
BX Trust .............................................................
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 3,000 2,948
Series 2022-CLS , Class C , 6 .79% , 10/13/27 (a) (b) ............................ 2,500 2,366
BXP Trust ............................................................
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (b) (d) .......................... 5,545 4,581
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) (d) .......................... 3,750 3,015
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) (d) .......................... 5,750 4,370
CAMB Commercial Mortgage Trust , Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable
11/10/31 @ 100 (a) (b) ................................................ 2,000 1,634
COMM Mortgage Trust ..................................................
Series 2015-PC1 , Class AM , 4 .28% , 7/10/50 , Callable 6/10/25 @ 100 (d) ........... 3,280 3,260
Series 2015-PC1 , Class B , 4 .28% , 7/10/50 , Callable 6/10/25 @ 100 (d) ............. 3,399 3,317
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (b) .......... 1,075 887
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (b) ............................ 3,622 3,764
Series 2024-277P , Class B , 7 .00% , 8/10/44 (a) (b) (d) .......................... 453 476
CSMC Trust ..........................................................
Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (b) ........................... 1,950 1,766
Series 2019-UVIL , Class C , 3 .28% , 12/15/41 (a) (b) (d) ......................... 5,000 4,440
Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) (b) ......... 2,500 2,036
DBJPM Mortgage Trust ..................................................
Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 ............... 580 569
Series 2016-SFC , Class A , 2 .83% , 8/10/36 , Callable 8/10/26 @ 100 (a) (b) ........... 5,000 2,394
Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @ 100 (a) (b) ........... 2,500 428
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 6 .05% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(c) ............................................................. 2,750 2,758
GS Mortgage Securities Corp. Trust ..........................................
Series 2019-GSA1 , Class A4 , 3 .05% , 11/10/52 , Callable 11/10/29 @ 100 ........... 4,000 3,645
Series 2019-GSA1 , Class AS , 3 .34% , 11/10/52 , Callable 11/10/29 @ 100 ........... 5,000 4,534
Series 2020-UPTN , Class B , 2 .95% , 2/10/37 , Callable 2/10/25 @ 100 (a) (b) ......... 1,735 1,735
Series 2023-SHIP , Class C , 5 .51% , 9/10/38 (a) (b) (d) .......................... 1,882 1,876
Hilton USA Trust .......................................................
Series 2016-HHV , Class B , 4 .19% , 11/5/38 (a) (b) (d) .......................... 4,650 4,562
Series 2016-HHV , Class C , 4 .19% , 11/5/38 (a) (b) (d) .......................... 824 805
Series 2016-HHV , Class D , 4 .19% , 11/5/38 (a) (b) (d) .......................... 1,866 1,815
Houston Galleria Mall Trust ...............................................
Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) (b) ......................... 12,233 12,202
Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (b) (d) .......................... 1,593 1,591
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 8,865 8,560
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) (b) ............................ 1,906 1,750
Series 2019-30HY , Class D , 3 .44% , 7/10/39 (a) (b) (d) .......................... 4,947 4,433
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) (d) ......................... 4,960 4,471
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (d) .......................... 5,796 5,858
Series 2025-SPRL , Class B , 5 .76% , 1/13/40 (a) (b) (d) .......................... 2,624 2,651
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 6 .15% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 8,466 8,512
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2 , Class C , 7 .80% ( TSFR1M + 349 bps ) , 10/15/39 (a) (b) (c) .......... 1,900 1,885
Series 2022-LPFX , Class C , 3 .82% , 3/15/32 (a) (b) (d) ......................... 2,500 2,193
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2013-C10 , Class C , 4 .07% , 12/15/47 , Callable 2/15/25 @ 100 (d) ............ 1,452 1,403

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2019-OSB , Class A , 3 .40% , 6/5/39 , Callable 6/5/29 @ 100 (a) (b) ............ $ 5,000 $ 4,601
Series 2019-OSB , Class C , 3 .75% , 6/5/39 , Callable 6/5/29 @ 100 (a) (b) (d) .......... 2,436 2,196
Series 2019-OSB , Class D , 3 .78% , 6/5/39 , Callable 6/5/29 @ 100 (a) (b) (d) .......... 2,000 1,770
Series 2021-2NU , Class D , 2 .08% , 1/5/40 (a) (b) ............................. 2,700 2,025
Series 2021-2NU , Class XA , 0 .09% , 1/5/40 (a) (b) (d) .......................... 226,300 559
Jackson Park Trust ......................................................
Series 2019-LIC , Class A , 2 .77% , 10/14/39 (a) (b) ............................ 5,000 4,454
Series 2019-LIC , Class C , 3 .13% , 10/14/39 (a) (b) (d) .......................... 5,000 4,378
JW Commercial Mortgage Trust , Series 2024-MRCO , Class A , 5 .93% ( TSFR1M + 162 bps ) ,
6/15/39 (a) (b) (c) .................................................... 2,716 2,716
LBA Trust , Series 2024-7IND , Class B , 6 .05% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 2,059 2,063
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (d) ....................................................... 4,351 4,298
Life BMR Mortgage Trust , Series 2022-BMR2 , Class C , 6 .40% ( TSFR1M + 209 bps ) , 5/15/39 ,
Callable 5/15/25 @ 100 (a) (b) (c) ........................................ 2,250 2,141
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (b) ............................ 8,617 7,964
Series 2020-1MW , Class B , 2 .33% , 9/10/39 (a) (b) (d) .......................... 2,703 2,497
Series 2020-1MW , Class C , 2 .33% , 9/10/39 (a) (b) (d) .......................... 5,000 4,592
Series 2020-1MW , Class D , 2 .33% , 9/10/39 (a) (b) (d) .......................... 6,475 5,861
MHC Commercial Mortgage Trust , Series 2021-MHC , Class D , 6 .02% ( TSFR1M + 172 bps ) ,
4/15/38 (a) (b) (c) .................................................... 1,600 1,598
MHC Trust , Series 2021-MHC2 , Class D , 5 .92% ( TSFR1M + 161 bps ) , 5/15/38 (a) (b) (c) ..... 1,520 1,516
MHP , Series 2022-MHIL , Class D , 5 .92% ( TSFR1M + 161 bps ) , 1/15/27 (a) (b) (c) .......... 2,279 2,268
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class C , 2 .81% , 11/9/43 (a) (b) ........ 2,750 2,109
MTN Commercial Mortgage Trust , Series 2022-LPFL , Class C , 6 .70% ( TSFR1M + 239 bps ) ,
3/15/39 (a) (b) (c) .................................................... 3,000 2,991
NRTH Mortgage Trust , Series 2024-PARK , Class A , 5 .95% ( TSFR1M + 164 bps ) , 3/15/39 (a) (b)
(c) ............................................................. 3,860 3,873
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (b) ................ 7,791 6,889
ONE Mortgage Trust , Series 2021-PARK , Class D , 5 .92% ( TSFR1M + 161 bps ) , 3/15/36 (a) (b)
(c) ............................................................. 5,000 4,789
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) (b) ..................... 2,357 2,368
SHR Trust ............................................................
Series 2024-LXRY , Class B , 6 .76% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 4,487 4,515
Series 2024-LXRY , Class D , 7 .91% ( TSFR1M + 360 bps ) , 10/15/41 (a) (b) (c) .......... 1,122 1,131
SLG Office Trust .......................................................
Series 2021-OVA , Class B , 2 .71% , 7/15/41 (a) (b) ............................ 4,000 3,364
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) (b) ............................ 4,000 3,372
SREIT Trust , Series 2021-MFP2 , Class D , 5 .99% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) (c) .... 1,000 998
TTAN , Series 2021-MHC , Class D , 6 .17% ( TSFR1M + 186 bps ) , 3/15/38 (a) (b) (c) .......... 1,384 1,381
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-NXS3 , Class B , 4 .50% , 9/15/57 , Callable 10/15/25 @ 100 (d) .......... 2,000 1,975
Series 2015-NXS4 , Class AS , 3 .97% , 12/15/48 , Callable 11/15/25 @ 100 ........... 3,500 3,454
Series 2015-NXS4 , Class B , 4 .22% , 12/15/48 , Callable 11/15/25 @ 100 (d) .......... 5,000 4,936
Series 2018-AUS , Class A , 4 .06% , 8/17/36 (a) (b) (d) .......................... 4,200 4,043
Series 2020-C56 , Class AS , 3 .11% , 6/15/53 , Callable 4/15/30 @ 100 .............. 2,000 1,794
Series 2021-SAVE , Class D , 6 .92% ( TSFR1M + 261 bps ) , 2/15/40 (a) (b) (c) ........... 1,200 1,192
331,015
Private CMO Floating (0.0%):(e)
Structured Asset Mortgage Investments II Trust , Series 2005-AR5 , Class B1 , 5 .16%
( TSFR1M + 86 bps ) , 7/19/35 , Callable 2/19/25 @ 100 (c) ........................ 350 225
Total Collateralized Mortgage Obligations (Cost $515,383)
a
a
a
491,034
Shares
Preferred Stocks (0.3%)
Consumer Staples (0.2%):
CHS, Inc. , Series 2 , 7 .10% (f) .............................................. 400,000 10,128
Financials (0.1%):
Citigroup Capital XIII , 10 .92% ( TSFR3M + 663 bps ) , 10/30/40 (c) ..................... 87,500 2,698

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
U.S. Bancorp , Series A , 5 .58% ( TSFR3M + 128 bps ) (c) (f) ........................... 5,000 $ 4,349
7,047
Total Preferred Stocks (Cost $15,932)
a
a
a
17,175
Principal Amount
(000)
Senior Secured Loans (1.9%)
Communication Services (0.2%):
Altafiber, Term B-4 Loans, First Lien , 7 .11% ( SOFR01M + 275 bps ) , 11/24/28 (c) .......... $ 486 487
Charter Communications Operating LLC, Term Loan B-5, First Lien , 11/22/31 (g) ......... 995 994
Charter Communications Operating LLC, Term Loan B-5, First Lien , 6 .56%
( SOFR03M + 225 bps ) , 12/15/31 (c) ....................................... 3,681 3,676
Frontier Communications Holdings LLC, Initial Term Loans, First Lien , 6 .80%
( SOFR01M + 250 bps ) , 7/1/31 (c) ......................................... 246 247
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien , 3/9/27 (g) .......... 5,286 5,116
10,520
Consumer Discretionary (0.4%):
Academy Ltd., Refinancing Term Loans, First Lien , 8 .09% ( SOFR01M + 375 bps ) , 11/8/27 (c) . 110 110
Alterra Mountain Co., Term B-6 Loan, First Lien , 7 .11% ( SOFR01M + 275 bps ) , 8/17/28 (c) .. 429 431
Aramark Services, Inc., Term Loan B8, First Lien , 6 .36% ( SOFR01M + 200 bps ) , 6/24/30 (c) .. 462 464
Berlin Packaging LLC, Replacement Term Loan, First Lien , 7 .83% ( SOFR03M + 350 bps ) ,
6/9/31 (c) ......................................................... 51 52
Berlin Packaging LLC, Replacement Term Loan, First Lien , 7 .84% ( SOFR01M + 350 bps ) ,
6/9/31 (c) ......................................................... 432 435
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien , 6 .11%
( SOFR01M + 175 bps ) , 9/19/31 (c) ........................................ 4,813 4,826
Carnival Corp.,  Repricing Advance, First Lien , 6 .30% ( SOFR01M + 200 bps ) , 10/18/28 (c) ... 2,382 2,385
Carnival Corp.,  Repricing Advance, First Lien , 6 .30% ( SOFR01M + 200 bps ) , 8/9/27 (c) ..... 481 483
Flutter Financing B.V., Refinancing Term B Loan, First Lien , 6 .08% ( SOFR03M + 175 bps ) ,
11/25/30 (c) ....................................................... 1,386 1,385
Four Seasons Hotels Ltd., Term Loan B, First Lien , 6 .11% ( SOFR01M + 175 bps ) , 11/30/29 (c) 3,333 3,341
Great Outdoors Group LLC, Term Loan B, First Lien , 7 .55% ( SOFR01M + 325 bps ) , 3/5/32 (c) 903 908
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 7 .58%
( SOFR03M + 325 bps ) , 3/6/28 (c) ......................................... 4,240 4,068
Topgolf Callaway Brands Corp., Initial Term Loans, First Lien , 7 .36% ( SOFR01M + 300 bps ) ,
3/18/30 (c) ........................................................ 1,885 1,883
20,771
Consumer Staples (0.1%):
BJ's Wholesale Club, Inc., Tranch B Term, First Lien , 6 .08% ( SOFR01M + 175 bps ) , 2/5/29 (c) . 825 830
US Foods, Inc., Term Loan B, First Lien , 6 .11% ( SOFR01M + 175 bps ) , 9/29/31 (c) ......... 6,200 6,249
7,079
Financials (0.4%):
Ardonagh Finco B.V., Term Loan B, First Lien , 2/18/31 (g) ......................... 500 499
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 8 .08%
( SOFR03M + 375 bps ) , 2/18/31 (c) ........................................ 184 183
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 8 .04%
( SOFR06M + 375 bps ) , 2/18/31 (c) ........................................ 2,966 2,963
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien , 6 .29% ( SOFR03M + 200 bps ) ,
10/15/31 (c) ....................................................... 5,187 5,213
Boost Newco Borrower LLC, USD Term B-1 Loan, First Lien , 6 .83% ( SOFR03M + 250 bps ) ,
1/31/31 (c) ........................................................ 3,292 3,299
Broadstreet Partners, Inc., Term B Loans, First Lien , 7 .36% ( SOFR01M + 300 bps ) , 6/16/31 (c) 995 1,000
Delta 2 (LUX) SARL, Inc., Delayed Draw Term Loan, First Lien , 9/10/31 (g) (h) .......... 350 351
Delta 2 (LUX) SARL, Term Loan B, First Lien , 6 .33% ( SOFR03M + 200 bps ) , 9/19/31 (c) .... 750 751
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 7 .86% ( SOFR01M + 350 bps ) ,
1/29/29 (c) ........................................................ 476 479
Focus Financial Partners LLC, Draw Term Loan, First Lien , 9/15/31 (g) ................ 97 97
Jefferies Finance PLC, Initial Term Loan, First Lien , 7 .30% ( SOFR01M + 300 bps ) , 10/9/31 (c) 4,400 4,419
Kronos Acquisition Holdings, Inc., Initial Loans, First Lien , 7/8/31 (g) ................. 1,172 1,106
OneDigital Borrower LLC, Refinancing Term Loans, First Lien , 7 .32% ( SOFR01M + 300 bps ) ,
7/2/31 (c) ......................................................... 1,816 1,819
Polaris Newco LLC, Dollar Term Loan, First Lien , 8 .59% ( SOFR03M + 400 bps ) , 6/5/28 (c) ... 235 235

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Ryan Specialty Group LLC, Term Loan B1, First Lien , 6 .61% ( SOFR01M + 225 bps ) , 9/15/31 (c) $ 500 $ 501
Truist Insurance Holdings LLC, Term Loan B, First Lien , 7 .08% ( SOFR03M + 275 bps ) ,
5/6/31 (c) ......................................................... 563 564
23,479
Industrials (0.3%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien , 9 .04% ( SOFR03M + 475 bps ) ,
4/20/28 (c) ........................................................ 612 626
Aramark Services, Inc.,Term Loan B8, First Lien , 6/24/30 (g) ........................ 2,600 2,613
Arcosa, Inc., Initial Term Loans, First Lien , 6 .61% ( SOFR01M + 225 bps ) , 8/12/31 (c) ....... 1,750 1,761
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 8 .04%
( SOFR03M + 375 bps ) , 10/20/27 (c) ....................................... 75 76
Janus International Group LLC, Term Loan B, First Lien , 6 .86% ( SOFR01M + 250 bps ) ,
8/5/30 (c) ......................................................... 191 191
SanDisk Corp., Term Loan B, First Lien , 12/15/31 (g) ............................. 10,600 10,448
The GEO Group, Inc., Term Loan, First Lien , 9 .56% ( SOFR01M + 525 bps ) , 4/13/29 (c) ..... 1,695 1,719
TricorBraun Holdings Inc., Closing Date Initial Term Loans, First Lien , 7 .61%
( SOFR01M + 325 bps ) , 3/3/28 (c) ......................................... 458 459
17,893
Information Technology (0.2%):
MKS Instruments, Inc., Dollar Term B Loans, First Lien , 6 .30% ( SOFR01M + 200 bps ) ,
8/17/29 (c) ........................................................ 2,400 2,409
Open Text Corp., Term Loan B, First Lien , 6 .11% ( SOFR01M + 175 bps ) , 1/31/30 (c) ........ 4,607 4,609
Proofpoint, Inc., Term Loan, First Lien , 7 .36% ( SOFR01M + 300 bps ) , 8/31/28 (c) .......... 470 473
7,491
Materials (0.3%):
Asplundh Tree Expert LLC, Term Loan B, First Lien , 6 .11% ( SOFR01M + 175 bps ) , 5/23/31 (c) 2,560 2,551
Light & Wonder International, Inc., Term B-2 Loans, First Lien , 6 .55% ( SOFR01M + 225 bps ) ,
4/16/29 (c) ........................................................ 975 978
Oculus Acquisition Corp., Initial Term Loan, First Lien , 8 .09% ( SOFR03M + 350 bps ) ,
11/8/27 (c) ........................................................ 2,703 2,707
The Chemours Co., Term Loan B, First Lien , 7 .36% ( SOFR01M + 300 bps ) , 8/18/28 (c) ...... 3,251 3,272
9,508
Real Estate (0.0%):(e)
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien , 7 .85% ( SOFR03M + 350 bps ) ,
6/30/31 (c) ........................................................ 898 897
Total Senior Secured Loans (Cost $97,069)
a
a
a
97,638
Corporate Bonds (15.6%)
Communication Services (1.2%):
AT&T, Inc. , 4 .50% , 5/15/35 , Callable 11/15/34 @ 100 ............................ 2,500 2,316
Charter Communications Operating LLC/Charter Communications Operating Capital , 4 .80% ,
3/1/50 , Callable 9/1/49 @ 100 .......................................... 254 191
Clear Channel Outdoor Holdings, Inc. , 9 .00% , 9/15/28 , Callable 9/15/25 @ 104.5 (a) ....... 874 920
Comcast Corp. , 3 .20% , 7/15/36 , Callable 1/15/36 @ 100 ........................... 750 604
Cox Communications, Inc. , 5 .70% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................ 2,992 2,966
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. , 5 .88% , 8/15/27 , Callable 3/8/25
@ 102.94 (a) ...................................................... 1,299 1,286
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 3/8/25 @ 103.38 (a) ...... 28,854 29,104
Gray Media, Inc.
10 .50% , 7/15/29 , Callable 7/15/26 @ 105.25 (a) ............................. 1,811 1,895
4 .75% , 10/15/30 , Callable 10/15/25 @ 102.38 (a) (i) ........................... 1,333 808
Paramount Global , 4 .38% , 3/15/43 .......................................... 7,634 5,654
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 5 .15% ,
3/20/28 , Callable 3/20/27 @ 100 (a) ...................................... 252 252
T-Mobile USA, Inc.
3 .50% , 4/15/31 , Callable 4/15/26 @ 101.75 ................................ 1,585 1,444
5 .50% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 1,155 1,093
Townsquare Media, Inc. , 6 .88% , 2/1/26 , Callable 2/7/25 @ 100 (a) .................... 1,100 1,098
Verizon Communications, Inc. , 2 .55% , 3/21/31 , Callable 12/21/30 @ 100 ............... 1,797 1,556

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Warnermedia Holdings, Inc.
4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................................. $ 3,000 $ 2,651
5 .14% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 2,217 1,654
WMG Acquisition Corp. , 3 .88% , 7/15/30 , Callable 7/15/25 @ 101.94 (a) ............... 6,255 5,724
61,216
Consumer Discretionary (0.8%):
AutoNation, Inc. , 2 .40% , 8/1/31 , Callable 5/1/31 @ 100 ........................... 2,161 1,794
Caesars Entertainment, Inc. , 7 .00% , 2/15/30 , Callable 2/15/26 @ 103.5 (a) .............. 1,093 1,127
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 3,786 3,769
Daimler Truck Finance North America LLC
5 .50% , 9/20/33 (a) .................................................. 215 215
5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (a) ................................ 3,168 3,129
ERAC USA Finance LLC , 4 .90% , 5/1/33 , Callable 2/1/33 @ 100 (a) ................... 3,042 2,951
Everi Holdings, Inc. , 5 .00% , 7/15/29 , Callable 3/8/25 @ 102.5 (a) .................... 4,779 4,797
Genuine Parts Co. , 6 .88% , 11/1/33 , Callable 8/1/33 @ 100 ......................... 1,795 1,967
Las Vegas Sands Corp. , 6 .20% , 8/15/34 , Callable 5/15/34 @ 100 ..................... 3,618 3,633
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 ............................. 870 893
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 3,168 3,071
PulteGroup, Inc. , 6 .00% , 2/15/35 ............................................ 1,385 1,416
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 50 43
Royal Caribbean Cruises Ltd. , 6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) ................ 2,186 2,204
Tractor Supply Co. , 1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ......................... 1,576 1,320
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,445 1,247
Volkswagen Group of America Finance LLC
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 2,795 2,927
5 .60% , 3/22/34 , Callable 12/22/33 @ 100 (a) (i) .............................. 3,208 3,170
ZF North America Capital, Inc. , 6 .88% , 4/14/28 , Callable 3/14/28 @ 100 (a) ............. 2,750 2,764
42,437
Consumer Staples (0.8%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 1,625 1,323
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 11,044 6,364
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 3/8/25 @ 103.25 (a) ............................... 6,200 6,315
4 .88% , 2/15/30 , Callable 3/8/25 @ 103.66 (a) ............................... 1,150 1,106
BAT Capital Corp. , 7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ....................... 1,000 1,133
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,517 1,464
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 3,625 3,657
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 (i) ...................... 31 31
Dollar Tree, Inc. , 2 .65% , 12/1/31 , Callable 9/1/31 @ 100 (i) ......................... 3,182 2,695
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group , 5 .95% , 4/20/35 , Callable
1/20/35 @ 100 (a) ................................................... 3,320 3,357
Kellanova , 4 .50% , 4/1/46 ................................................. 3,111 2,621
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 766 690
Pilgrim's Pride Corp. , 6 .25% , 7/1/33 , Callable 4/1/33 @ 100 ........................ 2,000 2,050
Post Holdings, Inc. , 6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (a) ..................... 1,357 1,337
Smithfield Foods, Inc. , 2 .63% , 9/13/31 , Callable 6/13/31 @ 100 (a) .................... 2,635 2,212
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 2,400 2,075
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 .................... 3,525 3,751
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 100 94
42,275
Energy (0.9%):
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 2,727 2,250
Cheniere Energy, Inc. , 4 .63% , 10/15/28 , Callable 2/16/25 @ 101.16 ................... 500 491
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 5,290 5,148
CQP Holdco LP/BIP-V Chinook Holdco LLC , 5 .50% , 6/15/31 , Callable 6/15/26 @ 102.75 (a) 1,000 964
Diamondback Energy, Inc. , 5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................. 3,208 3,019
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 2,235 2,232
Eastern Energy Gas Holdings LLC , 5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ........... 5,246 5,334
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 3,118 3,089
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (a) (i) ................. 3,162 2,992
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .88% , 5/15/34 , Callable 5/15/29 @ 103.44 (a) ... 906 874

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
ONEOK, Inc. , 5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ........................... $ 2,210 $ 1,963
Plains All American Pipeline LP/PAA Finance Corp. , 5 .70% , 9/15/34 , Callable 6/15/34 @
100 (i) ........................................................... 3,168 3,172
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 (a) ... 3,167 3,080
Viper Energy, Inc.
5 .38% , 11/1/27 , Callable 2/21/25 @ 100.9 (a) ............................... 7,307 7,262
7 .38% , 11/1/31 , Callable 11/1/26 @ 103.69 (a) .............................. 5,765 6,034
47,904
Financials (5.0%):
American Express Co. , 5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (c) ....... 4,470 4,421
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 2,965 2,979
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) .................... 4,474 4,451
Aon Corp./Aon Global Holdings PLC , 5 .35% , 2/28/33 , Callable 11/28/32 @ 100 ......... 912 912
Arthur J. Gallagher & Co.
5 .45% , 7/15/34 , Callable 4/15/34 @ 100 (i) ................................. 2,533 2,523
5 .55% , 2/15/55 , Callable 8/15/54 @ 100 .................................. 4,398 4,203
Assurant, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ........................... 3,000 2,499
Athene Global Funding , 2 .67% , 6/7/31 (a) ...................................... 4,000 3,398
Bank of America Corp.
2 .30% ( SOFR + 122 bps ) , 7/21/32 , Callable 7/21/31 @ 100 (c) .................... 4,000 3,364
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (c) .................. 2,263 1,863
Blue Owl Credit Income Corp. , 5 .50% , 3/21/25 ................................. 4,000 4,000
Blue Owl Finance LLC , 6 .25% , 4/18/34 , Callable 1/18/34 @ 100 ..................... 3,209 3,298
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ 2,502 2,621
Brown & Brown, Inc.
4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ................................. 1,242 1,147
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 2,746 2,741
Capital One Financial Corp. , 2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (c) ... 5,000 4,085
Citizens Financial Group, Inc.
5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (c) (f) ....................... 14,900 14,841
2 .64% , 9/30/32 , Callable 7/2/32 @ 100 ................................... 3,000 2,445
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (c) .................................................. 978 773
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 1,000 983
Enstar Finance LLC , 5 .75% ( H15T5Y + 547 bps ) , 9/1/40 , Callable 9/1/25 @ 100 (c) ........ 11,818 11,730
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (c) (f) ........... 5,088 5,022
First Citizens Bancshares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (c) 2,846 2,832
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 3,000 2,994
Fiserv, Inc.
5 .15% , 8/12/34 , Callable 5/12/34 @ 100 .................................. 3,170 3,103
4 .40% , 7/1/49 , Callable 1/1/49 @ 100 .................................... 250 203
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 226 227
Global Atlantic Fin Co. , 7 .95% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................... 4,226 4,712
Global Payments, Inc.
4 .15% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 2,826 2,096
5 .95% , 8/15/52 , Callable 2/15/52 @ 100 .................................. 1,416 1,367
HUB International Ltd. , 7 .25% , 6/15/30 , Callable 6/15/26 @ 103.63 (a) ................ 469 485
Huntington Bancshares, Inc. , 2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) . 3,898 3,178
Janus Henderson US Holdings, Inc. , 5 .45% , 9/10/34 , Callable 6/10/34 @ 100 (a) .......... 5,507 5,264
Jefferies Finance LLC/JFIN Co-Issuer Corp. , 6 .63% , 10/15/31 , Callable 10/15/27 @ 103.31 (a) 1,771 1,781
JPMorgan Chase & Co.
2 .96% ( SOFR + 126 bps ) , 1/25/33 , Callable 1/25/32 @ 100 (c) .................... 3,168 2,752
5 .77% ( SOFR + 149 bps ) , 4/22/35 , Callable 4/22/34 @ 100 (c) .................... 1,914 1,964
KeyCorp
6 .88% , 3/17/29 .................................................... 750 755
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (c) ............ 2,549 2,421
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (c) ................. 3,665 3,838
Markel Group, Inc. , 6 .00% ( H15T5Y + 566 bps ) , Callable 6/1/25 @ 100 (c) (f) ............. 4,906 4,893
Marsh & McLennan Cos., Inc. , 5 .40% , 3/15/55 , Callable 9/15/54 @ 100 ............... 3,112 2,947
MetLife, Inc. , 9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) ............................ 3,431 4,032
Morgan Stanley
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (c) .................... 5,810 5,736
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 4,874 4,012

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
New York Life Global Funding , 5 .35% , 1/23/35 (a) ............................... $ 5,230 $ 5,252
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 912 967
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 1,043 1,092
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 904 887
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (c) (f) ........ 6,847 6,835
Ryan Specialty LLC , 5 .88% , 8/1/32 , Callable 8/1/27 @ 102.94 (a) .................... 1,787 1,772
Santander Holdings USA, Inc.
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (c) ...................... 4,582 4,556
6 .34% ( SOFR + 214 bps ) , 5/31/35 , Callable 5/31/34 @ 100 (c) .................... 3,625 3,702
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (c) ......... 4,561 4,752
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 4,914 4,815
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (c) (f) ....................... 8,563 8,524
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (c) .................... 2,748 2,718
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (c) .................... 2,881 2,885
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (c) (f) (i) ...................... 15,861 15,831
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .................... 644 664
The Goldman Sachs Group, Inc. , 5 .85% ( SOFR + 155 bps ) , 4/25/35 , Callable 4/25/34 @ 100 (c) 2,658 2,719
The PNC Financial Services Group, Inc.
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 2,040 2,073
5 .58% ( SOFR + 139 bps ) , 1/29/36 , Callable 1/29/35 @ 100 (c) .................... 5,219 5,245
Toyota Motor Credit Corp. , 5 .35% , 1/9/35 ..................................... 5,063 5,092
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (c) (f) ........................ 12,301 12,243
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (c) (f) ....................... 1,886 1,821
7 .16% ( SOFR + 245 bps ) , 10/30/29 , Callable 10/30/28 @ 100 , MTN (c) ............. 970 1,038
U.S. Bancorp
4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (c) .................... 2,904 2,784
4 .84% ( SOFR + 160 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ...................... 3,000 2,877
Wells Fargo & Co.
3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (c) (f) ....................... 1,758 1,727
5 .88% , Callable 6/15/25 @ 100 (f) ....................................... 2,615 2,614
Willis North America, Inc.
5 .35% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 2,401 2,385
5 .90% , 3/5/54 , Callable 9/5/53 @ 100 .................................... 3,662 3,597
257,358
Health Care (0.9%):
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 3,167 3,020
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 952 937
Bayer US Finance II LLC , 4 .63% , 6/25/38 , Callable 12/25/37 @ 100 (a) ................ 5,000 4,215
Bio-Rad Laboratories, Inc. , 3 .70% , 3/15/32 , Callable 12/15/31 @ 100 ................. 1,625 1,463
Bon Secours Charity Health System, Inc. , 5 .25% , 11/1/25 .......................... 5,000 4,900
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 3,000 2,830
CHS/Community Health Systems, Inc. , 4 .75% , 2/15/31 , Callable 2/15/26 @ 102.38 (a) ..... 1,000 817
CVS Health Corp. , 6 .75% ( H15T5Y + 252 bps ) , 12/10/54 , Callable 9/10/34 @ 100 (c) ....... 918 908
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 6,317 5,564
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 6,135 5,987
HCA, Inc. , 5 .60% , 4/1/34 , Callable 1/1/34 @ 100 ................................ 3,222 3,194
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (a) ........................................................... 3,621 3,522
Orlando Health Obligated Group , 5 .48% , 10/1/35 , Callable 4/1/34 @ 100 ............... 245 248
Solventum Corp. , 5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ........................ 998 997
Tenet Healthcare Corp. , 4 .25% , 6/1/29 , Callable 2/21/25 @ 102.13 ................... 200 189
Universal Health Services, Inc.
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 3,604 2,966
5 .05% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 3,163 2,950
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 2,777 2,725
47,432
Industrials (2.8%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 3,000 2,566
Air Lease Corp. , 4 .65% ( H15T5Y + 408 bps ) , Callable 6/15/26 @ 100 (c) (f) .............. 885 865

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Alaska Airlines Pass Through Trust
8 .00% , 8/15/25 (a) .................................................. $ 1,468 $ 1,479
4 .80% , 8/15/27 (a) .................................................. 4,119 4,080
American Airlines Pass Through Trust
4 .95% , 2/15/25 .................................................... 953 952
4 .00% , 7/15/25 .................................................... 3,261 3,222
3 .70% , 10/15/25 .................................................... 3,239 3,180
3 .60% , 10/15/29 .................................................... 1,296 1,191
Aon North America, Inc. , 5 .75% , 3/1/54 , Callable 9/1/53 @ 100 ..................... 2,804 2,752
Ashtead Capital, Inc. , 5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (a) .................... 2,000 1,983
British Airways Pass Through Trust , 3 .35% , 6/15/29 (a) ............................ 1,260 1,190
CRH America Finance, Inc.
5 .50% , 1/9/35 , Callable 10/9/34 @ 100 ................................... 5,063 5,090
5 .88% , 1/9/55 , Callable 7/9/54 @ 100 .................................... 1,654 1,688
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 3,264 3,031
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 2,192 2,177
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 458 465
Extra Space Storage LP , 5 .35% , 1/15/35 , Callable 10/15/34 @ 100 .................... 3,619 3,566
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 1,027 1,049
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 4,103 3,976
HEICO Corp. , 5 .35% , 8/1/33 , Callable 5/1/33 @ 100 ............................. 1,759 1,754
JetBlue Pass Through Trust , 7 .75% , 11/15/28 ................................... 2,913 2,945
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 2,110 2,089
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 1,475 1,258
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 1,479 1,507
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 3/8/25 @ 101.63 (a) ........................................... 5,433 5,476
Northwestern Mutual Global Funding , 4 .96% , 1/13/30 (a) .......................... 4,372 4,391
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (a) ................. 1,458 1,493
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 300 310
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 1,523 1,539
RXO, Inc. , 7 .50% , 11/15/27 , Callable 3/8/25 @ 103.75 (a) .......................... 8,926 9,175
Southwest Airlines Co. , 2 .63% , 2/10/30 , Callable 11/10/29 @ 100 (i) .................. 2,653 2,348
Spirit AeroSystems, Inc.
9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (a) ............................ 5,467 5,875
9 .75% , 11/15/30 , Callable 11/15/26 @ 104.88 (a) ............................ 15,285 16,925
The Boeing Co.
6 .88% , 3/15/39 .................................................... 12,012 12,705
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 7,741 7,295
6 .86% , 5/1/54 , Callable 11/1/53 @ 100 ................................... 3,266 3,514
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 1,117 1,028
U.S. Airways Pass Through Trust , 3 .95% , 11/15/25 ............................... 3,173 3,136
Uber Technologies, Inc. , 6 .25% , 1/15/28 , Callable 2/16/25 @ 101.56 (a) ................ 98 99
United Airlines Pass Through Trust
4 .30% , 8/15/25 .................................................... 2,517 2,493
4 .00% , 4/11/26 ..................................................... 6,312 6,230
3 .50% , 5/1/28 ..................................................... 2,372 2,229
5 .88% , 2/15/37 .................................................... 1,811 1,816
XPO, Inc. , 6 .25% , 6/1/28 , Callable 6/1/25 @ 103.13 (a) ............................ 89 90
142,222
Information Technology (0.4%):
Atlassian Corp. , 5 .50% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 4,010 4,035
Booz Allen Hamilton, Inc. , 5 .95% , 8/4/33 , Callable 5/4/33 @ 100 .................... 1,881 1,911
Broadcom, Inc. , 2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ........................ 448 369
Cadence Design Systems, Inc. , 4 .70% , 9/10/34 , Callable 6/10/34 @ 100 ................ 542 519
Crowdstrike Holdings, Inc. , 3 .00% , 2/15/29 , Callable 2/16/25 @ 100.75 (i) .............. 1,409 1,294
Foundry JV Holdco LLC , 6 .40% , 1/25/38 , Callable 10/25/37 @ 100 (a) ................ 1,814 1,849
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 508 496
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 3,901 3,740
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 5,116 4,355
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 71 49
Roper Technologies, Inc. , 4 .90% , 10/15/34 , Callable 7/15/34 @ 100 ................... 3,625 3,489

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... $ 54 $ 56
22,162
Materials (0.7%):
Amcor Flexibles North America, Inc. , 2 .69% , 5/25/31 , Callable 2/25/31 @ 100 ........... 2,596 2,248
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 2,648 2,372
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 2,460 1,803
Martin Marietta Materials, Inc.
5 .15% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 4,426 4,340
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 1,519 1,435
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 1,363 1,396
Reliance, Inc. , 6 .85% , 11/15/36 ............................................. 3,648 3,928
Solvay Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ................ 2,719 2,758
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 (i) ...................... 2,826 2,679
The Dow Chemical Co. , 6 .90% , 5/15/53 , Callable 11/15/52 @ 100 .................... 894 978
The Sherwin-Williams Co. , 4 .80% , 9/1/31 , Callable 7/1/31 @ 100 .................... 1,810 1,786
Vulcan Materials Co.
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 4,420 4,405
5 .70% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 3,449 3,364
33,492
Real Estate (1.1%):
Alexandria Real Estate Equities, Inc.
5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 3,474 3,453
3 .55% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 3,000 2,044
American Assets Trust LP , 6 .15% , 10/1/34 , Callable 7/1/34 @ 100 .................... 3,162 3,135
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 3,740 3,780
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... 2,250 1,733
CBRE Services, Inc. , 2 .50% , 4/1/31 , Callable 1/1/31 @ 100 ........................ 2,451 2,087
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 3,300 2,892
EPR Properties , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 .......................... 2,623 2,309
Federal Realty OP LP , 3 .50% , 6/1/30 , Callable 3/1/30 @ 100 ........................ 3,000 2,767
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/30 , Callable 10/15/29 @ 100 ................................. 726 680
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 71 70
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance) , 5 .02% ,
7/15/28 (a) ........................................................ 164 164
Regency Centers LP , 5 .10% , 1/15/35 , Callable 10/15/34 @ 100 (i) .................... 3,168 3,088
RHP Hotel Properties LP/RHP Finance Corp. , 4 .50% , 2/15/29 , Callable 3/8/25 @ 101.5 (a) .. 75 72
SBA Tower Trust
2 .33% , 1/15/28 , Callable 7/15/26 @ 100 (a) ................................ 3,000 2,747
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 2,947 3,019
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 9,035 8,836
2 .59% , 10/15/31 (a) .................................................. 5,000 4,155
Service Properties Trust , 8 .88% , 6/15/32 , Callable 6/15/27 @ 104.44 .................. 1,810 1,761
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (a) ................ 3,597 3,216
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 2,821 2,971
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 3/8/25 @ 102.06 (a) ..... 1,955 1,815
Vornado Realty LP , 3 .40% , 6/1/31 , Callable 3/1/31
@
100 .......................... 2,000 1,717
58,511
Utilities (1.0%):
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 1,811 1,864
Calpine Corp.
5 .13% , 3/15/28 , Callable 3/8/25 @ 101.71 (a) ............................... 4,280 4,204
5 .00% , 2/1/31 , Callable 2/1/26 @ 102.5 (a) ................................. 19,141 18,284
CenterPoint Energy Houston Electric LLC , 5 .05% , 3/1/35 , Callable 12/1/34 @ 100 ........ 4,446 4,346
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 1,813 1,720
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 1,133 1,158
Duke Energy Corp. , 5 .45% , 6/15/34 , Callable 3/15/34 @ 100 ....................... 2,502 2,497
Duke Energy Progress SC Storm Funding LLC , 5 .40% , 3/1/44 ....................... 2,382 2,370
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 733 612
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 1,625 1,377
Entergy Louisiana LLC , 5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................... 5,000 4,900
Essex Portfolio LP , 5 .50% , 4/1/34 , Callable 1/1/34 @ 100 (i) ........................ 2,977 2,984

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Interstate Power and Light Co. , 4 .95% , 9/30/34 , Callable 6/30/34 @ 100 ............... $ 2,715 $ 2,611
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (c) ........ 1,749 1,721
Vistra Operations Co. LLC , 4 .30% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................ 2,997 2,869
53,517
Total Corporate Bonds (Cost $814,095)
a
a
a
808,526
Yankee Dollars (4.5%)
Communication Services (0.1%):
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 1,700 1,524
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 1,381 1,478
3,002
Consumer Discretionary (0.5%):
Carnival Corp. , 7 .00% , 8/15/29 , Callable 8/15/26 @ 103.5 (a) ....................... 40 42
Flutter Treasury DAC , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) ................. 5,242 5,336
IHO Verwaltungs GmbH , 8 .00% , 11/15/32 , Callable 11/15/27 @ 104 (a) (j) .............. 8,955 8,938
International Game Technology PLC
6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................................ 2,909 2,947
5 .25% , 1/15/29 , Callable 3/8/25 @ 101.31 (a) ............................... 6,286 6,185
NCL Corp. Ltd. , 5 .88% , 3/15/26 , Callable 12/15/25 @ 100 (a) ....................... 403 405
Royal Caribbean Cruises Ltd. , 5 .63% , 9/30/31 , Callable 9/30/27 @ 102.81 (a) ............ 1,085 1,078
24,931
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. , 5 .27% , 2/12/34 , Callable 11/12/33 @ 100 (a) ............ 3,214 3,133
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 2,812 2,746
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ...................... 4,364 4,425
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) (i) .................... 3,000 2,407
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6 .75% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 127 135
6 .50% , 12/1/52 , Callable 6/1/52 @ 100 ................................... 444 452
13,298
Energy (0.1%):
Aker BP ASA , 5 .13% , 10/1/34 , Callable 7/1/34 @ 100 (a) .......................... 4,518 4,248
Enbridge, Inc.
5 .63% , 4/5/34 , Callable 1/5/34 @ 100 .................................... 2,668 2,674
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (c) .................. 1,048 1,019
7,941
Financials (2.8%):
1375209 BC Ltd. , 9 .00% , 1/30/28 , Callable 2/16/25 @ 100 (a) (i) ..................... 26,416 26,453
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (c) ............. 1,200 1,248
AS Mileage Plan IP Ltd. , 5 .31% , 10/20/31 , Callable 8/20/31 @ 100 (a) ................. 2,726 2,675
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 2,736 2,734
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 3,400 3,610
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (c) ........ 3,000 2,504
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (c) ........... 3,200 2,854
BBVA Bancomer SA
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) .................. 1,759 1,822
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (c) .................. 3,682 3,728
BNP Paribas SA
2 .87% ( TSFR3M + 139 bps ) , 4/19/32 , Callable 4/19/31 @ 100 (a) (c) ................ 1,000 861
5 .74% ( SOFR + 188 bps ) , 2/20/35 , Callable 2/20/34 @ 100 (a) (c) (i) ................ 1,010 1,017
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (c) (f) ....................... 1,500 1,493
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (f) ....................... 142 137
BPCE SA , 6 .29% ( SOFR + 204 bps ) , 1/14/36 , Callable 1/14/35 @ 100 (a) (c) .............. 4,373 4,471
Brookfield Finance, Inc. , 5 .68% , 1/15/35 , Callable 10/15/34 @ 100 ................... 3,052 3,083
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (c) ....... 1,977 2,000
Deutsche Bank AG , 5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (c) ......... 3,167 3,038

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
HSBC Holdings PLC
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (c) .................... $ 1,200 $ 1,360
6 .80% , 6/1/38 ..................................................... 1,500 1,582
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (c) ............ 2,818 2,921
JAB Holdings BV , 3 .75% , 5/28/51 , Callable 11/28/50 @ 100 (a) ...................... 3,025 1,979
Lloyds Banking Group PLC , 7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) 1,818 2,047
Macquarie Airfinance Holdings Ltd.
5 .15% , 3/17/30 , Callable 2/17/30 @ 100 (a) ................................ 253 249
6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (a) ................................ 1,527 1,583
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (c) 4,552 4,589
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 2,118 2,081
NatWest Group PLC , 3 .07% ( H15T1Y + 255 bps ) , 5/22/28 , Callable 5/22/27 @ 100 (c) ...... 1,500 1,439
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (c) (f) (i) ... 16,047 16,056
Royal Bank of Canada , 5 .15% , 2/1/34 ........................................ 3,912 3,880
Societe Generale SA
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (c) (i) .............. 3,000 3,022
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (c) ................ 1,250 882
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (c) 2,000 1,957
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (c) (f) ........ 18,925 18,860
The Toronto-Dominion Bank , 5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (c) 3,638 3,569
UBS Group AG
2 .19% ( SOFR + 204 bps ) , 6/5/26 , Callable 6/5/25 @ 100 (a) (c) .................... 5,500 5,450
3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (a) (c) .................. 4,000 3,514
Westpac Banking Corp. , 4 .11% ( H15T5Y + 200 bps ) , 7/24/34 , Callable 7/24/29 @ 100 (c) .... 2,000 1,888
142,636
Industrials (0.4%):
Air Canada Pass Through Trust
4 .13% , 5/15/25 (a) .................................................. 8,322 8,275
3 .75% , 12/15/27 (a) .................................................. 3,541 3,411
Aircastle Ltd. , 5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (c) (f) .............. 1,868 1,838
Avolon Holdings Funding Ltd. , 5 .50% , 1/15/26 , Callable 12/15/25 @ 100 (a) ............ 3,000 3,013
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 4,521 4,365
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 1,744 1,736
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 250 257
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 9 .50% , 6/1/28 , Callable 6/1/25
@ 104.75 (a) (i) ..................................................... 508 522
23,417
Information Technology (0.2%):
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 5,801 6,001
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) ........................................... 3,036 3,208
9,209
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 8,089 6,776
Utilities (0.0%):(e)
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 650 574
Total Yankee Dollars (Cost $231,326)
a
a
a
231,784
Municipal Bonds (4.2%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue , 1 .84% , 7/1/31 , Continuously Callable
@100 ........................................................... 1,000 838
The University of Arizona Revenue , Series A , 1 .82% , 6/1/30 ........................ 3,070 2,662
3,500
California (0.0%):(e)
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 1,500 1,544
Colorado (0.2%):
Colorado Housing and Finance Authority Revenue
5 .84% , 5/1/44 , Continuously Callable @100 ............................... 1,300 1,294

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series C1 , 5 .66% , 11/1/39 , Continuously Callable @100 ....................... $ 9,065 $ 9,034
Series E1 , 5 .28% , 11/1/39 , Continuously Callable @102 ....................... 1,585 1,523
11,851
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue , Series C2 , 5 .81% , 11/15/39 , Continuously
Callable @100 ..................................................... 4,535 4,577
District of Columbia (0.0%):(e)
District of Columbia Revenue
2 .25% , 4/1/27 ..................................................... 800 759
2 .68% , 4/1/31 ..................................................... 1,500 1,300
2,059
Florida (0.7%):
City of Gainesville Revenue , 2 .04% , 10/1/30 ................................... 2,500 2,159
County of Miami-Dade Florida Aviation Revenue , Series B , 2 .61% , 10/1/32 , Continuously
Callable @100 ..................................................... 1,000 851
Florida Housing Finance Corp. Revenue
Series 4 , 5 .67% , 7/1/39 , Continuously Callable @100 ......................... 4,100 4,076
Series 4 , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 2,720 2,728
Series 6 , 5 .07% , 7/1/39 , Continuously Callable @100 ......................... 635 595
State Board of Administration Finance Corp. Revenue , Series A , 5 .53% , 7/1/34 , Continuously
Callable @100 ..................................................... 26,804 27,075
37,484
Hawaii (0.1%):
State of Hawaii, GO
Series GN , 4 .64% , 10/1/34 ............................................ 3,360 3,279
Series GN , 5 .11% , 10/1/43 , Continuously Callable @100 ...................... 3,075 2,970
6,249
Idaho (0.0%):(e)
Idaho Housing & Finance Association Revenue , Series C , 5 .43% , 7/1/39 , Continuously
Callable @100 ..................................................... 1,915 1,865
Illinois (0.2%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.) , 5 .28% , 12/1/36 ,
Continuously Callable @100 ........................................... 905 885
Illinois Finance Authority Revenue , 5 .45% , 8/1/38 ............................... 1,500 1,374
Illinois Housing Development Authority Revenue , Series F , 5 .44% , 10/1/39 , Continuously
Callable @100 ..................................................... 3,395 3,289
Sales Tax Securitization Corp. Revenue , Series B , 5 .23% , 1/1/39 , Continuously Callable @100 1,760 1,703
7,251
Indiana (0.1%):
Indiana Finance Authority Revenue
Series B , 3 .08% , 9/15/27 ............................................. 1,130 1,058
Series B , 3 .18% , 9/15/28 ............................................. 1,000 915
Indiana Housing & Community Development Authority Revenue , 5 .83% , 7/1/45 , Continuously
Callable @100 ..................................................... 1,170 1,166
3,139
Iowa (0.0%):(e)
Iowa Finance Authority Revenue , Series H , 5 .38% , 7/1/39 , Continuously Callable @100 .... 1,180 1,149
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
5 .08% , 6/1/31 ..................................................... 662 662
Series A , 4 .48% , 8/1/39 .............................................. 12,562 11,576
12,238
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
5 .07% , 11/30/34 .................................................... 905 898
Series B , 4 .25% , 6/1/29 .............................................. 2,490 2,399
Series B , 4 .35% , 6/1/30 .............................................. 1,330 1,273
Series B , 4 .40% , 6/1/31 .............................................. 1,385 1,314
5,884

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Massachusetts (0.0%):(e)
Massachusetts Housing Finance Agency Revenue , Series 238 , 4 .94% , 12/1/39 , Continuously
Callable @100 ..................................................... $ 1,985 $ 1,854
Massachusetts State College Building Authority Revenue , Series A , 1 .80% , 5/1/29 ........ 5 4
1,858
Michigan (0.1%):
Michigan State Housing Development Authority Revenue , Series E , 5 .10% , 12/1/39 ,
Continuously Callable @100 ........................................... 4,485 4,179
Minnesota (0.4%):
Minnesota Housing Finance Agency Revenue
Series D , 5 .58% , 8/1/39 , Continuously Callable @100 ........................ 1,240 1,233
Series J , 5 .62% , 7/1/39 , Continuously Callable @100 ......................... 2,570 2,602
Series M , 5 .73% , 7/1/39 , Continuously Callable @100 ........................ 3,625 3,660
Series M , 5 .92% , 7/1/44 , Continuously Callable @100 ........................ 4,620 4,631
Series P , 5 .39% , 7/1/39 , Continuously Callable @100 ......................... 6,335 6,217
Series V , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 4,420 4,425
22,768
Nebraska (0.0%):(e)
Nebraska Investment Finance Authority Revenue , Series H , 5 .77% , 3/1/43 , Continuously
Callable @100 ..................................................... 1,980 1,950
Nevada (0.1%):
Nevada Housing Division Revenue
Series D , 5 .79% , 10/1/35 , Continuously Callable @100 ........................ 500 506
Series F , 5 .13% , 10/1/39 , Continuously Callable @100 ........................ 2,260 2,103
2,609
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue , Series B , 5 .35% , 11/1/39 , Continuously
Callable @100 ..................................................... 3,580 3,493
New Jersey (0.0%):(e)
New Jersey Housing & Mortgage Finance Agency Revenue
Series L , 5 .64% , 10/1/34 , Continuously Callable @100 ........................ 390 391
Series L , 5 .69% , 4/1/35 , Continuously Callable @100 ......................... 445 447
Series L , 5 .71% , 10/1/35 , Continuously Callable @100 ........................ 420 421
South Jersey Transportation Authority Revenue , Series B , 3 .12% , 11/1/26 ............... 450 435
1,694
New York (0.3%):
Metropolitan Transportation Authority Revenue, Build America Bond , Series E , 6 .73% ,
11/15/30 ......................................................... 5,000 5,227
New York City Housing Development Corp. Revenue
Series C , 5 .71% , 11/1/39 , Continuously Callable @100 ........................ 3,620 3,662
Series C , 5 .90% , 11/1/44 , Continuously Callable @100 ........................ 3,070 3,101
New York City IDA Revenue
2 .34% , 1/1/35 ..................................................... 1,000 773
2 .44% , 1/1/36 ..................................................... 1,250 950
New York City Transitional Finance Authority Revenue , Series G-3 , 5 .11% , 5/1/36 ,
Continuously Callable @100 ........................................... 3,175 3,134
16,847
North Carolina (0.1%):
North Carolina Housing Finance Agency Revenue
Series 54-B , 5 .60% , 7/1/39 , Continuously Callable @100 ...................... 1,810 1,805
Series 54-B , 5 .81% , 7/1/44 , Continuously Callable @100 ...................... 4,530 4,496
6,301
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 1,790 1,803
University of Cincinnati Revenue , Series B , 5 .53% , 6/1/40 , Continuously Callable @100 ... 905 913
2,716
Oregon (0.1%):
State of Oregon, GO , Series B , 5 .36% , 5/1/39 , Continuously Callable @100 ............. 2,720 2,744
Pennsylvania (0.2%):
City of Philadelphia PA Water & Wastewater Revenue , Series B , 1 .73% , 11/1/28 .......... 1,000 908

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
City of Philadelphia, GO , Series A , 2 .71% , 7/15/29 ............................... $ 1,000 $ 920
Pennsylvania Economic Development Financing Authority Revenue
2 .62% , 3/1/29 ..................................................... 1,855 1,715
Series B , 3 .20% , 11/15/27 ............................................. 1,000 965
Pennsylvania Housing Finance Agency Revenue
Series 145B , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 2,720 2,704
Series 146B , 5 .56% , 10/1/39 , Continuously Callable @100 ..................... 905 886
Series 147B , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 1,610 1,582
Public Parking Authority of Pittsburgh Revenue , 2 .23% , 12/1/28 ..................... 730 666
10,346
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
5 .71% , 10/1/39 , Continuously Callable @100 ............................... 2,715 2,759
5 .89% , 10/1/44 , Continuously Callable @100 ............................... 4,530 4,588
Series 84-T , 4 .93% , 10/1/39 , Continuously Callable @100 ..................... 3,615 3,434
10,781
South Carolina (0.0%):(e)
Greenville-Spartanburg Airport District Revenue
Series B , 5 .06% , 7/1/34 .............................................. 210 207
Series B , 5 .11% , 7/1/35 , Continuously Callable @100 ......................... 270 266
473
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
Series C , 2 .45% , 8/1/32 , Continuously Callable @100 ......................... 1,500 1,255
Series D , 5 .27% , 7/1/35 .............................................. 1,175 1,185
Tennessee Housing Development Agency Revenue , Series 2B , 5 .65% , 7/1/39 , Continuously
Callable @100 ..................................................... 2,720 2,697
5,137
Texas (0.2%):
Central Texas Regional Mobility Authority Revenue , Series C , 2 .19% , 1/1/29 ............ 855 778
County of Harris TX Hotel Occupancy Tax Revenue , 5 .26% , 8/15/44 , Continuously Callable
@100 ........................................................... 1,615 1,577
Harris County Cultural Education Facilities Finance Corp. Revenue , 2 .79% , 11/15/29 ...... 1,385 1,265
Tarrant County Cultural Education Facilities Finance Corp. Revenue , 2 .41% , 9/1/31 ,
Continuously Callable @100 ........................................... 1,000 861
Texas Department of Housing & Community Affairs Revenue
Series D , 5 .55% , 1/1/39 , Continuously Callable @100 ........................ 905 908
Series D , 5 .73% , 1/1/44 , Continuously Callable @100 ........................ 905 914
Texas Water Development Board Revenue , Series B , 4 .31% , 10/15/34 ................. 1,795 1,703
University of Houston Revenue , Series B , 4 .86% , 2/15/37 , Continuously Callable @100 .... 365 355
Uptown Development Authority Tax Allocation , Series B , 2 .68% , 9/1/32 , Continuously
Callable @100 ..................................................... 400 340
Waco Educational Finance Corp. Revenue , 1 .79% , 3/1/29 .......................... 1,500 1,337
10,038
Utah (0.1%):
Utah Housing Corp. Revenue
Series F , 5 .61% , 7/1/36 , Continuously Callable @100 ......................... 675 682
Series F , 5 .69% , 7/1/39 , Continuously Callable @100 ......................... 1,970 1,979
2,661
Virginia (0.2%):
Virginia Housing Development Authority Revenue
Series B , 5 .66% , 10/1/39 , Continuously Callable @100 ........................ 4,535 4,530
Series C , 5 .31% , 10/1/39 , Continuously Callable @100 ........................ 4,070 3,920
Series E , 5 .51% , 7/1/39 , Continuously Callable @100 ......................... 1,590 1,570
10,020
West Virginia (0.1%):
West Virginia Housing Development Fund Revenue
Series C , 5 .83% , 11/1/39 , Continuously Callable @100 ........................ 1,585 1,582
Series C , 6 .02% , 11/1/44 , Continuously Callable @100 ........................ 1,810 1,797
3,379
Total Municipal Bonds (Cost $224,224)
a
a
a
218,784

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Government Agency Mortgages (16.9%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (c) (f) ................................ $ 16,924 $ 16,714
Federal Farm Credit Banks Funding Corporation
5 .58% , 8/19/32 .................................................... 2,262 2,257
6 .00% , 6/5/34 ..................................................... 4,532 4,524
5 .14% , 10/30/34 .................................................... 6,224 6,108
2 .55% , 12/21/34 .................................................... 4,613 3,701
2 .20% , 9/2/36 ..................................................... 11,023 8,159
5 .60% , 8/5/39 ..................................................... 4,527 4,486
6 .19% , 6/17/44 .................................................... 4,597 4,585
33,820
Federal Home Loan Banks
5 .65% , 7/30/31 .................................................... 2,715 2,715
5 .25% , 9/25/34 .................................................... 9,040 8,878
11,593
Federal Home Loan Mortgage Corporation
5 .50% , 4/1/36 - 1/1/55 ............................................... 131,372 130,000
1 .50% , 4/1/37 ..................................................... 6,785 5,852
3 .00% , 4/1/40 - 5/1/52 ............................................... 7,866 6,791
2 .50% , 5/1/42 ..................................................... 13,018 11,166
4 .50% , 11/1/42 - 10/1/52 .............................................. 11,453 10,851
5 .00% , 12/1/42 - 6/1/53 .............................................. 32,513 31,615
4 .00% , 1/1/43 - 12/1/54 .............................................. 18,807 17,309
3 .50% , 7/1/52 ..................................................... 4,517 4,002
6 .00% , 8/1/53 - 12/1/54 .............................................. 27,783 28,014
245,600
Federal National Mortgage Association
2 .50% , 7/1/27 - 7/1/52 ............................................... 18,005 15,181
5 .00% , 12/1/37 - 2/1/54 .............................................. 37,510 36,636
4 .00% , 4/1/38 - 7/1/53 ............................................... 41,944 38,715
3 .50% , 12/1/42 - 8/1/52 .............................................. 46,810 41,952
5 .50% , 12/1/44 - 1/1/55 .............................................. 86,616 85,914
3 .00% , 12/1/51 .................................................... 3,673 3,121
4 .50% , 6/1/52 - 9/1/52 ............................................... 18,986 17,915
6 .00% , 7/1/52 - 11/1/54 .............................................. 15,618 15,804
255,238
Government National Mortgage Association
5 .00% , 8/20/38 - 2/20/54 ............................................. 45,325 44,217
2 .50% , 1/20/51 - 9/20/53 ............................................. 28,277 23,455
3 .50% , 2/20/52 - 11/20/52 ............................................. 27,890 24,953
3 .00% , 3/20/52 - 11/20/53 ............................................. 64,683 56,214
4 .00% , 6/20/52 - 5/20/53 ............................................. 25,236 23,302
4 .50% , 8/20/52 - 11/20/53 ............................................. 47,965 45,421
5 .50% , 4/20/53 - 5/20/54 ............................................. 55,289 55,044
6 .00% , 7/20/53 - 10/20/53 ............................................. 23,723 24,072
5 .50% , 1/20/54 .................................................... 4,138 4,120
7 .50% , 10/20/54 .................................................... 10,092 10,336
311,134
Total U.S. Government Agency Mortgages (Cost $887,214)
a
a
a
874,099
U.S. Treasury Obligations (24.9%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 120,368 120,631
5 .00% , 5/15/37 .................................................... 140,862 146,408
4 .38% , 11/15/39 .................................................... 39,882 38,368
1 .13% , 5/15/40 .................................................... 99,197 59,983
2 .38% , 2/15/42 .................................................... 107,000 76,472
3 .25% , 5/15/42 .................................................... 28,000 22,851
3 .88% , 5/15/43 .................................................... 13,204 11,655
4 .38% , 8/15/43 .................................................... 9,163 8,645

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
4 .75% , 11/15/43 .................................................... $ 48,139 $ 47,643
4 .63% , 11/15/44 .................................................... 4,464 4,335
2 .50% , 2/15/45 .................................................... 23,500 16,351
3 .38% , 11/15/48 .................................................... 10,000 7,837
1 .25% , 5/15/50 .................................................... 9,000 4,272
2 .88% , 5/15/52 .................................................... 40,000 27,975
3 .63% , 2/15/53 .................................................... 12,487 10,157
3 .63% , 5/15/53 .................................................... 8,454 6,879
4 .13% , 8/15/53 .................................................... 63,303 56,399
4 .75% , 11/15/53 .................................................... 54,447 53,800
4 .25% , 8/15/54 .................................................... 29,375 26,800
U.S. Treasury Notes
4 .13% , 10/31/26 .................................................... 10,219 10,204
4 .38% , 11/30/30 .................................................... 12,297 12,283
4 .63% , 5/31/31 .................................................... 50,884 51,433
1 .88% , 2/15/32 .................................................... 34,883 29,492
2 .75% , 8/15/32 .................................................... 109,500 97,558
4 .13% , 11/15/32 .................................................... 58,171 56,889
3 .50% , 2/15/33 .................................................... 69,132 64,520
3 .38% , 5/15/33 .................................................... 122,346 112,864
3 .88% , 8/15/33 .................................................... 2,502 2,390
4 .50% , 11/15/33 .................................................... 104,322 104,175
Total U.S. Treasury Obligations (Cost $1,384,012)
a
a
a
1,289,269
Commercial Paper (0.3%)
Information Technology (0.3%):
Jabil, Inc. , 5 .09% , 2/3/25 (a) (k) ............................................. 15,000 14,994
Total Commercial Paper (Cost $14,996)
a
a
a
14,994
Shares
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .31% (l) ........ 10,037,996 10,038
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .32% (l) ............ 10,037,996 10,038
Invesco Government & Agency Portfolio, Institutional Shares , 4 .34% (l) ................ 10,037,996 10,038
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .31% (l) . 10,037,996 10,038
Total Collateral for Securities Loaned (Cost $40,152)
a
a
a
40,152
Total Investments (Cost $5,384,236) — 101.3% 5,245,520
Liabilities in excess of other assets —  (1.3)% (66,203)
NET ASSETS - 100.00% $ 5,179,317
At January 31, 2025, the Fund's investments in foreign securities were 8.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2025, the fair value of these securities was
$1,855,367 (thousands) and amounted to 35.8% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2025.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2025.
(e) Amount represents less than 0.05% of net assets.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(h) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At January 31, 2025, the Fund held unfunded or partially unfunded loan commitments of $351 (thousand), which included a less than
$1 thousand unrealized gain.
(i) All or a portion of this security is on loan.
(j) Up to 8.75% of the coupon may be PIK.
(k) Rate represents the effective yield at January 31, 2025.
(l) Rate disclosed is the daily yield on January 31, 2025.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of January 31, 2025.
SOFR01M
—
1 Month SOFR, rate disclosed as of January 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of January 31, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of January 31, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of January 31, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of January 31, 2025.
TSFR1M
—
1 month Term SOFR, rate disclosed as of January 31, 2025.
TSFR3M
—
3 month Term SOFR, rate disclosed as of January 31, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of January 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 1,100 3/20/25 $ 120,851,320 $ 119,728,125 $ (1,123,195)
30-Year U.S. Treasury Bond Futures ..... 1,030 3/20/25 120,224,051 117,323,437 (2,900,614)
5-Year U.S. Treasury Note Futures ....... 366 3/31/25 39,118,281 38,938,969 (179,312)
$ (4,203,121)
Total unrealized appreciation $ —
Total unrealized depreciation (4,203,121)
Total net unrealized appreciation (depreciation) $ (4,203,121)

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (3.5%):
Advantage Solutions, Inc. (a) ............................................... 10,893 $ 29
Altice USA, Inc. , Class A (a) ............................................... 25,330 71
AMC Entertainment Holdings, Inc. (a) ........................................ 46,871 146
AMC Networks, Inc. , Class A (a) ............................................ 3,539 34
Angi, Inc. (a) .......................................................... 7,910 14
Anterix, Inc. (a) ........................................................ 2,218 63
AST SpaceMobile, Inc. (a) (b) .............................................. 18,400 372
Atlanta Braves Holdings, Inc. (a) ............................................ 5,816 225
ATN International, Inc. ................................................... 1,236 19
Bandwidth, Inc. , Class A (a) ................................................ 2,987 53
Boston Omaha Corp. , Class A (a) ............................................ 3,621 53
Bumble, Inc. , Class A (a) .................................................. 9,053 73
BuzzFeed, Inc. (a) ....................................................... 2,078 5
Cable One, Inc. ........................................................ 549 167
Cardlytics, Inc. (a) (b) .................................................... 5,954 18
Cargurus, Inc. (a) ....................................................... 10,218 401
Cars.com, Inc. (a) ....................................................... 7,286 131
Cinemark Holdings, Inc. (a) ................................................ 13,478 386
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 42,618 58
Cogent Communications Holdings, Inc. ....................................... 5,429 409
Daily Journal Corp. (a) ................................................... 152 62
EchoStar Corp. , Class A (a) ................................................ 14,644 405
Emerald Holding, Inc. ................................................... 19,067 86
Endeavor Group Holdings, Inc. , Class A (b) .................................... 26,075 797
Entravision Communications Corp. , Class A .................................... 7,528 16
Eventbrite, Inc. , Class A (a) ................................................ 9,337 30
EverQuote, Inc. , Class A (a) ................................................ 3,169 64
Frontier Communications Parent, Inc. (a) ...................................... 23,648 846
fuboTV, Inc. (a) ........................................................ 39,414 159
Gannett Co., Inc. (a) ..................................................... 14,830 67
GCI Liberty, Inc. (a) (c) ................................................... 12,260 — (d)
Getty Images Holdings, Inc. (a) (b) ........................................... 23,681 60
Globalstar, Inc. (a) ...................................................... 91,743 140
Gogo, Inc. (a) .......................................................... 7,545 64
Gray Media, Inc. ....................................................... 10,771 40
IAC, Inc. (a) ........................................................... 9,298 394
Ibotta, Inc. , Class A (a) (b) ................................................. 1,960 142
IDT Corp. , Class B ...................................................... 2,519 119
iHeartMedia, Inc. , Class A (a) .............................................. 14,345 32
Innovid Corp. (a) ....................................................... 12,444 39
Integral Ad Science Holding Corp. (a) ......................................... 9,134 96
Iridium Communications, Inc. .............................................. 12,346 355
John Wiley & Sons, Inc. , Class A ............................................ 5,175 212
Liberty Broadband Corp. , Class C (a) ......................................... 15,933 1,221
Liberty Global Ltd. , Class C (a) ............................................. 37,883 444
Liberty Latin America Ltd. , Class C (a) ........................................ 19,721 121
Liberty Media Corp.-Liberty Live (a) ......................................... 10,055 740
Lions Gate Entertainment Corp. , Class A (a) .................................... 19,631 154
Lumen Technologies, Inc. (a) ............................................... 115,448 570
Madison Square Garden Entertainment Corp. (a) ................................. 4,989 181
Madison Square Garden Sports Corp. (a) ....................................... 2,044 449
Magnite, Inc. (a) ........................................................ 16,780 289
Match Group, Inc. ...................................................... 30,741 1,097
MediaAlpha, Inc. , Class A (a) .............................................. 3,918 45
National CineMedia, Inc. (a) ............................................... 7,823 52
News Corp. , Class A ..................................................... 60,507 1,702
Nexstar Media Group, Inc. ................................................ 3,580 549
Nextdoor Holdings, Inc. (a) ................................................ 23,617 62
Ooma, Inc. (a) ......................................................... 2,931 42
Outbrain, Inc. (a) ....................................................... 3,845 23
Paramount Global , Class B (b) .............................................. 75,085 817

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Playstudios, Inc. (a) ...................................................... 10,830 $ 19
PubMatic, Inc. , Class A (a) ................................................ 4,806 73
QuinStreet, Inc. (a) ...................................................... 6,319 150
Reddit, Inc. , Class A (a) ................................................... 12,762 2,547
Roku, Inc. (a) .......................................................... 15,650 1,295
Rumble, Inc. (a) ........................................................ 9,145 113
Scholastic Corp. ........................................................ 2,778 54
Shenandoah Telecommunications Co. ........................................ 6,140 66
Shutterstock, Inc. ....................................................... 2,909 86
Sinclair, Inc. .......................................................... 4,723 69
Sphere Entertainment Co. (a) ............................................... 3,351 156
Spok Holdings, Inc. ..................................................... 2,447 39
Stagwell, Inc. (a) ........................................................ 13,134 82
TEGNA, Inc. .......................................................... 19,613 357
Telephone and Data Systems, Inc. ........................................... 12,081 427
The E.W. Scripps Co. , Class A (a) ........................................... 8,861 17
The Interpublic Group of Cos., Inc. .......................................... 45,732 1,311
The Marcus Corp. ...................................................... 2,839 57
The New York Times Co. , Class A ........................................... 19,753 1,073
Thryv Holdings, Inc. (a) .................................................. 4,822 84
TKO Group Holdings, Inc. (a) .............................................. 8,721 1,354
Townsquare Media, Inc. , Class A ............................................ 1,398 12
Travelzoo (a) .......................................................... 899 18
TripAdvisor, Inc. (a) ..................................................... 12,960 228
TrueCar, Inc. (a) ........................................................ 8,134 28
Trump Media & Technology Group Corp. (a) (b) ................................. 12,266 391
United States Cellular Corp. (a) ............................................. 1,830 115
Vimeo, Inc. (a) ......................................................... 17,658 119
Vivid Seats, Inc. , Class A (a) (b) ............................................. 8,685 37
Warner Music Group Corp. , Class A ......................................... 16,561 527
WideOpenWest, Inc. (a) ................................................... 6,175 26
Yelp, Inc. (a) ........................................................... 7,883 315
Ziff Davis, Inc. (a) ....................................................... 5,185 279
ZipRecruiter, Inc. (a) ..................................................... 7,624 52
ZoomInfo Technologies, Inc. (a) ............................................. 33,493 345
27,431
Consumer Discretionary (13.2%):
1-800-Flowers.com, Inc. , Class A (a) ......................................... 3,353 27
1stdibs.com, Inc. (a) ..................................................... 3,142 12
Abercrombie & Fitch Co. (a) ............................................... 6,091 727
Academy Sports & Outdoors, Inc. ........................................... 8,435 441
Accel Entertainment, Inc. (a) ............................................... 6,055 68
Acushnet Holdings Corp. ................................................. 3,404 222
ADT, Inc. ............................................................ 58,961 453
Adtalem Global Education, Inc. (a) ........................................... 4,507 483
Advance Auto Parts, Inc. ................................................. 7,279 353
American Axle & Manufacturing Holdings, Inc. (a) ............................... 13,757 72
American Eagle Outfitters, Inc. ............................................. 21,757 351
American Outdoor Brands, Inc. (a) ........................................... 1,362 23
American Public Education, Inc. (a) .......................................... 2,084 46
America's Car-Mart, Inc. (a) ................................................ 946 46
AMMO, Inc. (a) ........................................................ 10,704 19
Aptiv PLC (a) .......................................................... 28,715 1,792
Aramark ............................................................. 32,322 1,258
Arhaus, Inc. ........................................................... 6,236 77
Arko Corp. ........................................................... 10,041 71
Asbury Automotive Group, Inc. (a) ........................................... 2,381 706
Atmus Filtration Technologies, Inc. .......................................... 10,182 426
AutoNation, Inc. (a) ..................................................... 3,206 605
BARK, Inc. (a) (b) ....................................................... 12,587 24
Barnes & Noble Education, Inc. (a) .......................................... 1,505 17
Bassett Furniture Industries, Inc. ............................................ 907 13
Bath & Body Works, Inc. ................................................. 27,805 1,046

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Beazer Homes USA, Inc. (a) ............................................... 3,532 $ 78
Beyond, Inc. (a) ........................................................ 5,568 46
Biglari Holdings, Inc. , Class B (a) ........................................... 380 88
BJ's Restaurants, Inc. (a) .................................................. 2,605 94
Bloomin' Brands, Inc. .................................................... 10,239 129
Boot Barn Holdings, Inc. (a) ............................................... 3,734 601
BorgWarner, Inc. ....................................................... 26,763 854
Boyd Gaming Corp. ..................................................... 7,993 613
Bright Horizons Family Solutions, Inc. (a) ..................................... 7,097 870
Brinker International, Inc. (a) ............................................... 5,380 979
Brunswick Corp. ....................................................... 7,994 539
Build-A-Bear Workshop, Inc. , Class A ........................................ 1,541 65
Caesars Entertainment, Inc. (a) .............................................. 24,591 887
Caleres, Inc. .......................................................... 3,988 73
Camping World Holdings, Inc. , Class A ....................................... 6,991 161
Capri Holdings Ltd. (a) ................................................... 14,197 352
CarMax, Inc. (a) ........................................................ 19,004 1,628
Carriage Services, Inc. ................................................... 1,573 64
Carter's, Inc. .......................................................... 4,306 232
Cava Group, Inc. (a) ..................................................... 10,708 1,446
Cavco Industries, Inc. (a) .................................................. 939 478
Century Casinos, Inc. (a) .................................................. 3,224 10
Century Communities, Inc. ................................................ 3,444 263
Champion Homes, Inc. (a) ................................................. 6,893 636
Chegg, Inc. (a) ......................................................... 12,146 19
Chewy, Inc. , Class A (a) .................................................. 19,475 759
Choice Hotels International, Inc. (b) .......................................... 3,280 483
Churchill Downs, Inc. .................................................... 8,182 1,011
Citi Trends, Inc. (a) ...................................................... 939 24
Clarus Corp. .......................................................... 3,592 17
Columbia Sportswear Co. ................................................. 3,447 304
ContextLogic, Inc. , Class A (a) .............................................. 2,773 22
Cooper-Standard Holdings, Inc. (a) ........................................... 2,061 32
Coursera, Inc. (a) ....................................................... 16,355 126
Cracker Barrel Old Country Store, Inc. ........................................ 2,680 174
Cricut, Inc. , Class A ..................................................... 5,492 30
Crocs, Inc. (a) .......................................................... 6,913 706
Dana, Inc. ............................................................ 15,939 254
Dave & Buster's Entertainment, Inc. (a) ....................................... 4,657 124
Denny's Corp. (a) ....................................................... 6,134 39
Designer Brands, Inc. , Class A ............................................. 4,229 21
Destination XL Group, Inc. (a) .............................................. 6,056 16
Dick's Sporting Goods, Inc. ................................................ 6,872 1,650
Dillard's, Inc. , Class A (b) ................................................. 977 457
Dine Brands Global, Inc. ................................................. 1,832 56
Dorman Products, Inc. (a) ................................................. 3,191 419
Dream Finders Homes, Inc. , Class A (a) (b) ..................................... 3,413 79
Duluth Holdings, Inc. , Class B (a) ........................................... 1,624 5
Duolingo, Inc. (a) ....................................................... 4,410 1,605
Dutch Bros, Inc. , Class A (a) ............................................... 13,606 851
El Pollo Loco Holdings, Inc. (a) ............................................. 3,144 37
Envela Corp. (a) ........................................................ 809 6
Escalade, Inc. ......................................................... 1,110 16
Ethan Allen Interiors, Inc. ................................................. 2,909 90
Etsy, Inc. (a) ........................................................... 13,728 754
European Wax Center, Inc. , Class A (a) ........................................ 3,812 26
Everi Holdings, Inc. (a) ................................................... 10,238 140
EVgo, Inc. (a) .......................................................... 12,365 43
Figs, Inc. , Class A (a) .................................................... 15,638 89
First Watch Restaurant Group, Inc. (a) ........................................ 4,969 104
Five Below, Inc. (a) ...................................................... 6,623 621
Flexsteel Industries, Inc. .................................................. 441 22
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 13,006 1,302

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Foot Locker, Inc. (a) ..................................................... 10,322 $ 207
Fox Factory Holding Corp. (a) .............................................. 5,099 139
Frontdoor, Inc. (a) ....................................................... 9,301 557
Full House Resorts, Inc. (a) ................................................ 4,044 22
Funko, Inc. , Class A (a) ................................................... 4,287 60
GameStop Corp. , Class A (a) ............................................... 50,162 1,349
Garrett Motion, Inc. ..................................................... 25,238 242
Genesco, Inc. (a) ........................................................ 1,279 53
Genius Sports Ltd. (a) .................................................... 23,679 209
Gentex Corp. .......................................................... 27,958 725
Gentherm, Inc. (a) ....................................................... 3,755 143
GigaCloud Technology, Inc. , Class A (a) (b) ..................................... 3,055 65
G-III Apparel Group Ltd. (a) ............................................... 4,678 146
Global Business Travel Group I (a) ........................................... 21,689 191
Golden Entertainment, Inc. ................................................ 2,476 81
GoPro, Inc. , Class A (a) ................................................... 15,366 15
Graham Holdings Co. , Class B ............................................. 387 359
Grand Canyon Education, Inc. (a) ............................................ 3,515 617
Green Brick Partners, Inc. (a) ............................................... 5,049 305
Group 1 Automotive, Inc. ................................................. 1,584 723
Groupon, Inc. (a) (b) ..................................................... 2,626 28
Guess?, Inc. ........................................................... 3,674 47
H&R Block, Inc. ....................................................... 16,673 922
Hamilton Beach Brands Holding Co. , Class A ................................... 779 13
Hanesbrands, Inc. (a) ..................................................... 42,918 349
Harley-Davidson, Inc. ................................................... 15,578 422
Hasbro, Inc. ........................................................... 16,158 935
Haverty Furniture Cos., Inc. ............................................... 1,646 37
Helen of Troy Ltd. (a) .................................................... 2,780 172
Hilton Grand Vacations, Inc. (a) ............................................. 8,712 359
Holley, Inc. (a) ......................................................... 7,019 21
Hooker Furnishings Corp. ................................................. 1,292 16
Hovnanian Enterprises, Inc. , Class A (a) ....................................... 542 72
Hyatt Hotels Corp. , Class A ................................................ 5,026 795
Inspired Entertainment, Inc. (a) ............................................. 3,039 31
Installed Building Products, Inc. ............................................ 2,903 577
International Game Technology PLC ......................................... 13,553 231
iRobot Corp. (a) ........................................................ 3,556 27
J. Jill, Inc. ............................................................ 872 24
Jack in the Box, Inc. ..................................................... 2,254 88
JAKKS Pacific, Inc. (a) ................................................... 1,016 31
Johnson Outdoors, Inc. , Class A ............................................ 1,027 33
KB Home ............................................................ 8,727 586
KinderCare Learning Cos., Inc. (a) ........................................... 3,829 79
Kohl's Corp. (b) ........................................................ 13,500 178
Kontoor Brands, Inc. .................................................... 6,669 613
Krispy Kreme, Inc. (b) .................................................... 10,259 93
Kura Sushi USA, Inc. , Class A (a) (b) ......................................... 852 68
Lakeland Industries, Inc. .................................................. 865 20
Lands' End, Inc. (a) ...................................................... 1,411 18
Landsea Homes Corp. (a) ................................................. 2,165 18
Latham Group, Inc. (a) ................................................... 4,721 34
Laureate Education, Inc. (a) ................................................ 15,685 294
La-Z-Boy, Inc. ......................................................... 5,047 238
LCI Industries ......................................................... 3,020 316
Lear Corp. ............................................................ 6,677 628
Legacy Housing Corp. (a) ................................................. 1,297 33
Leggett & Platt, Inc. ..................................................... 16,195 171
Leslie's, Inc. (a) ........................................................ 21,816 44
Levi Strauss & Co. , Class A ............................................... 11,702 223
LGI Homes, Inc. (a) ..................................................... 2,540 227
Life Time Group Holdings, Inc. (a) ........................................... 9,924 288
Lifetime Brands, Inc. .................................................... 1,450 9

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Light & Wonder, Inc. (a) .................................................. 11,471 $ 1,008
Lincoln Educational Services Corp. (a) ........................................ 3,584 59
Lindblad Expeditions Holdings, Inc. (a) ....................................... 4,567 58
Lithia Motors, Inc. ...................................................... 3,211 1,208
LKQ Corp. ........................................................... 31,812 1,189
Lucid Group, Inc. (a) (b) ................................................... 143,903 397
Lucky Strike Entertainment Corp. (b) ......................................... 10,160 108
Luminar Technologies, Inc. (a) (b) ............................................ 3,157 18
M/I Homes, Inc. (a) ...................................................... 3,294 414
Macy's, Inc. ........................................................... 33,938 529
Malibu Boats, Inc. , Class A (a) .............................................. 2,317 89
Marine Products Corp. ................................................... 1,341 13
MarineMax, Inc. (a) ..................................................... 2,443 74
Marriott Vacations Worldwide Corp. ......................................... 3,936 342
MasterCraft Boat Holdings, Inc. (a) .......................................... 1,989 36
Mattel, Inc. (a) ......................................................... 41,132 767
Meritage Homes Corp. ................................................... 8,699 677
MGM Resorts International (a) .............................................. 28,338 977
Mister Car Wash, Inc. (a) .................................................. 11,754 94
Mobileye Global, Inc. , Class A (a) (b) ......................................... 11,432 189
Modine Manufacturing Co. (a) .............................................. 6,346 644
Mohawk Industries, Inc. (a) ................................................ 6,360 778
Monarch Casino & Resort, Inc. ............................................. 1,557 133
Monro, Inc. ........................................................... 3,564 70
Motorcar Parts of America, Inc. (a) ........................................... 1,959 13
Movado Group, Inc. ..................................................... 1,855 35
Murphy USA, Inc. ...................................................... 2,285 1,149
Nathan's Famous, Inc. .................................................... 349 28
National Vision Holdings, Inc. (a) ............................................ 9,483 108
Nerdy, Inc. (a) .......................................................... 3,867 7
Newell Brands, Inc. ..................................................... 51,067 509
Nordstrom, Inc. ........................................................ 11,696 283
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 53,657 1,521
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 7,531 840
OneSpaWorld Holdings Ltd. ............................................... 11,584 247
OneWater Marine, Inc. (a) (b) ............................................... 1,328 24
Oxford Industries, Inc. ................................................... 1,864 156
Papa John's International, Inc. .............................................. 3,962 157
Patrick Industries, Inc. ................................................... 3,960 385
Peloton Interactive, Inc. , Class A (a) .......................................... 41,925 325
Penn Entertainment, Inc. (a) ................................................ 18,596 383
Penske Automotive Group, Inc. ............................................. 2,275 377
Perdoceo Education Corp. ................................................. 7,378 212
Petco Health & Wellness Co., Inc. (a) ......................................... 9,613 33
Phinia, Inc. ........................................................... 5,072 258
Planet Fitness, Inc. , Class A (a) ............................................. 10,322 1,116
Playa Hotels & Resorts NV (a) .............................................. 10,460 128
PlayAGS, Inc. (a) ....................................................... 4,564 55
PLBY Group, Inc. (a) .................................................... 5,953 12
Polaris, Inc. ........................................................... 6,434 307
Portillo's, Inc. , Class A (a) ................................................. 7,155 100
Potbelly Corp. (a) ....................................................... 3,086 38
PVH Corp. ........................................................... 6,806 610
QuantumScape Corp. (a) (b) ................................................ 43,939 227
Qurate Retail, Inc. , Class A (a) .............................................. 44,856 16
Ralph Lauren Corp. ..................................................... 4,784 1,195
RCI Hospitality Holdings, Inc. ............................................. 1,017 57
Red Rock Resorts, Inc. , Class A ............................................. 6,226 305
Revolve Group, Inc. (a) ................................................... 4,687 148
RH (a) ............................................................... 1,847 774
Rivian Automotive, Inc. , Class A (a) (b) ........................................ 91,547 1,150
Rocky Brands, Inc. ...................................................... 858 22
RumbleON, Inc. , Class B (a) ............................................... 2,889 13

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Rush Street Interactive, Inc. (a) ............................................. 10,095 $ 147
Sabre Corp. (a) ......................................................... 44,252 148
Sally Beauty Holdings, Inc. (a) .............................................. 12,518 136
Seaport Entertainment Group, Inc. (a) ......................................... 1,525 41
Serve Robotics, Inc. (a) (b) ................................................. 3,371 56
Service Corp. International ................................................ 17,351 1,355
Shake Shack, Inc. , Class A (a) .............................................. 4,690 554
SharkNinja, Inc. (a) ...................................................... 8,429 942
Shoe Carnival, Inc. ...................................................... 2,160 58
Signet Jewelers Ltd. ..................................................... 5,147 305
Six Flags Entertainment Corp. (a) ............................................ 12,088 533
Skechers USA, Inc. , Class A (a) ............................................. 16,080 1,211
Sleep Number Corp. (a) ................................................... 2,591 46
Smith & Wesson Brands, Inc. .............................................. 5,311 56
Smith Douglas Homes Corp. (a) ............................................. 1,050 25
Soho House & Co., Inc. (a) (b) .............................................. 4,940 39
Solid Power, Inc. (a) ..................................................... 17,228 24
Sonic Automotive, Inc. , Class A ............................................ 1,596 119
Sonos, Inc. (a) ......................................................... 14,700 203
Standard Motor Products, Inc. .............................................. 2,536 79
Steven Madden Ltd. ..................................................... 8,399 345
Stitch Fix, Inc. , Class A (a) ................................................ 11,937 56
Stoneridge, Inc. (a) ...................................................... 3,326 17
Strategic Education, Inc. .................................................. 2,927 288
Strattec Security Corp. (a) ................................................. 460 17
Stride, Inc. (a) .......................................................... 5,078 685
Sturm Ruger & Co., Inc. .................................................. 2,015 72
Superior Group of Cos., Inc. ............................................... 1,353 20
Sweetgreen, Inc. , Class A (a) ............................................... 11,682 385
Tapestry, Inc. .......................................................... 28,607 2,087
Target Hospitality Corp. (a) ................................................ 3,732 36
Taylor Morrison Home Corp. (a) ............................................ 12,433 801
Tempur Sealy International, Inc. ............................................ 20,635 1,303
Texas Roadhouse, Inc. ................................................... 8,180 1,481
The Buckle, Inc. ........................................................ 3,797 181
The Cheesecake Factory, Inc. (b) ............................................ 5,821 327
The Children's Place, Inc. (a) (b) ............................................. 600 6
The Gap, Inc. .......................................................... 30,082 724
The Goodyear Tire & Rubber Co. (a) ......................................... 32,380 287
The Lovesac Co. (a) ..................................................... 1,724 44
The ODP Corp. (a) ...................................................... 3,555 80
The RealReal, Inc. (a) .................................................... 10,376 99
The Wendy's Co. ....................................................... 22,880 339
Thor Industries, Inc. ..................................................... 6,236 641
ThredUp, Inc. , Class A (a) ................................................. 9,858 22
Tile Shop Holdings, Inc. (a) ................................................ 3,188 24
Toll Brothers, Inc. ...................................................... 12,375 1,681
TopBuild Corp. (a) ...................................................... 3,611 1,237
Topgolf Callaway Brands Corp. (a) ........................................... 16,108 127
Traeger, Inc. (a) ........................................................ 7,220 18
Travel + Leisure Co. ..................................................... 8,107 441
Tri Pointe Homes, Inc. (a) ................................................. 11,167 412
Udemy, Inc. (a) ......................................................... 9,042 68
Under Armour, Inc. , Class A (a) ............................................. 37,053 309
United Parks & Resorts, Inc. (a) ............................................. 6,641 349
Universal Electronics, Inc. (a) .............................................. 1,321 13
Universal Technical Institute, Inc. (a) ......................................... 6,189 170
Upbound Group, Inc. .................................................... 5,944 174
Urban Outfitters, Inc. (a) .................................................. 7,142 396
Vail Resorts, Inc. ....................................................... 4,453 758
Valvoline, Inc. (a) ....................................................... 15,717 583
Vera Bradley, Inc. (a) ..................................................... 2,472 9
VF Corp. ............................................................. 45,243 1,175

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Victoria's Secret & Co. (a) ................................................. 8,662 $ 315
Viking Holdings Ltd. (a) .................................................. 19,564 991
Visteon Corp. (a) ........................................................ 3,356 282
VOXX International Corp. (a) .............................................. 1,157 9
Warby Parker, Inc. , Class A (a) .............................................. 10,909 302
Wayfair, Inc. , Class A (a) .................................................. 11,077 536
Weyco Group, Inc. ...................................................... 738 26
Whirlpool Corp. ........................................................ 6,614 695
Wingstop, Inc. ......................................................... 3,589 1,069
Winmark Corp. ........................................................ 359 140
Winnebago Industries, Inc. ................................................ 3,419 163
Wolverine World Wide, Inc. ............................................... 9,702 217
Worthington Enterprises, Inc. .............................................. 3,864 162
Wyndham Hotels & Resorts, Inc. ............................................ 9,389 986
Wynn Resorts Ltd. ...................................................... 10,923 949
XPEL, Inc. (a) ......................................................... 2,646 111
Xponential Fitness, Inc. , Class A (a) .......................................... 3,017 50
YETI Holdings, Inc. (a) ................................................... 10,372 386
Zumiez, Inc. (a) ........................................................ 1,873 30
103,690
Consumer Staples (4.3%):
Albertsons Cos., Inc. , Class A .............................................. 51,758 1,038
Alico, Inc. ............................................................ 650 20
B&G Foods, Inc. ....................................................... 9,455 61
BellRing Brands, Inc. (a) .................................................. 15,735 1,217
Beyond Meat, Inc. (a) (b) .................................................. 7,526 30
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 16,129 1,598
BRC, Inc. , Class A (a) .................................................... 9,104 25
Bunge Global SA ....................................................... 17,037 1,297
Calavo Growers, Inc. .................................................... 2,061 47
Cal-Maine Foods, Inc. ................................................... 4,996 539
Casey's General Stores, Inc. ............................................... 4,547 1,918
Celsius Holdings, Inc. (a) .................................................. 20,621 515
Central Garden & Pet Co. , Class A (a) ........................................ 7,633 238
Coca-Cola Consolidated, Inc. .............................................. 642 878
Conagra Brands, Inc. .................................................... 58,510 1,515
Coty, Inc. , Class A (a) .................................................... 45,146 331
Darling Ingredients, Inc. (a) ................................................ 19,373 726
Edgewell Personal Care Co. ............................................... 5,923 197
elf Beauty, Inc. (a) ....................................................... 6,660 665
Energizer Holdings, Inc. .................................................. 8,024 273
FitLife Brands, Inc. (a) ................................................... 491 15
Flowers Foods, Inc. ..................................................... 23,987 469
Fresh Del Monte Produce, Inc. ............................................. 4,609 141
Freshpet, Inc. (a) ........................................................ 5,897 943
Grocery Outlet Holding Corp. (a) ............................................ 11,418 185
Guardian Pharmacy Services, Inc. , Class A (a) ................................... 1,125 26
Herbalife Ltd. (a) ....................................................... 12,065 66
Ingles Markets, Inc. , Class A ............................................... 1,779 118
Ingredion, Inc. ......................................................... 7,957 1,086
Inter Parfums, Inc. ...................................................... 2,224 314
Ispire Technology, Inc. (a) ................................................. 2,239 11
J & J Snack Foods Corp. .................................................. 1,883 258
John B Sanfilippo & Son, Inc. .............................................. 1,084 78
Lamb Weston Holdings, Inc. ............................................... 17,283 1,036
Lancaster Colony Corp. .................................................. 2,373 400
Lifevantage Corp. ...................................................... 1,231 26
Lifeway Foods, Inc. (a) ................................................... 576 13
Limoneira Co. ......................................................... 1,887 44
Mama's Creations, Inc. (a) ................................................. 4,165 32
Maplebear, Inc. (a) ...................................................... 20,813 1,005
Medifast, Inc. (a) ....................................................... 1,308 21
MGP Ingredients, Inc. .................................................... 1,726 62

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Mission Produce, Inc. (a) .................................................. 5,550 $ 66
Molson Coors Beverage Co. , Class B ......................................... 20,977 1,148
National Beverage Corp. .................................................. 2,676 113
Natural Grocers by Vitamin Cottage, Inc. ...................................... 891 39
Nature's Sunshine Products, Inc. (a) .......................................... 1,759 24
Nu Skin Enterprises, Inc. , Class A ........................................... 5,981 39
Oil-Dri Corp. of America ................................................. 1,207 51
Olaplex Holdings, Inc. (a) ................................................. 15,686 24
Performance Food Group Co. (a) ............................................ 18,709 1,690
Post Holdings, Inc. (a) .................................................... 5,698 605
PriceSmart, Inc. ........................................................ 3,095 282
Reynolds Consumer Products, Inc. .......................................... 6,682 184
Seaboard Corp. ........................................................ 31 76
Seneca Foods Corp. , Class A (a) ............................................. 630 46
SpartanNash Co. ....................................................... 4,096 75
Spectrum Brands Holdings, Inc. ............................................ 3,312 280
Sprouts Farmers Market, Inc. (a) ............................................ 12,255 1,940
The Andersons, Inc. ..................................................... 3,984 162
The Beauty Health Co. (a) (b) ............................................... 9,552 16
The Boston Beer Co., Inc. , Class A (a) ........................................ 1,065 267
The Chefs' Warehouse, Inc. (a) .............................................. 4,226 228
The Hain Celestial Group, Inc. (a) ........................................... 11,009 56
The Honest Co., Inc. (a) ................................................... 8,943 57
The J.M. Smucker Co. ................................................... 12,783 1,366
The Simply Good Foods Co. (a) ............................................. 11,279 429
The Vita Coco Co., Inc. (a) ................................................ 4,751 178
Tootsie Roll Industries, Inc. ................................................ 1,763 55
TreeHouse Foods, Inc. (a) ................................................. 6,256 216
Turning Point Brands, Inc. ................................................ 2,014 128
U.S. Foods Holding Corp. (a) ............................................... 28,509 2,022
United Natural Foods, Inc. (a) .............................................. 7,175 213
Universal Corp. ........................................................ 2,926 155
USANA Health Sciences, Inc. (a) ............................................ 1,383 45
Utz Brands, Inc. ........................................................ 8,507 114
Village Super Market, Inc. , Class A .......................................... 1,067 36
Vital Farms, Inc. (a) ..................................................... 3,954 173
Walgreens Boots Alliance, Inc. ............................................. 87,498 899
WD-40 Co. ........................................................... 1,665 391
Weis Markets, Inc. ...................................................... 2,009 136
Westrock Coffee Co. (a) (b) ................................................ 4,265 30
WK Kellogg Co. (b) ..................................................... 8,020 133
Zevia PBC , Class A (a) ................................................... 5,526 22
33,686
Energy (3.5%):
Aemetis, Inc. (a) (b) ...................................................... 5,635 13
American Resources Corp. (a) (b) (c) .......................................... 1,700 — (d)
Amplify Energy Corp. (a) ................................................. 4,478 24
Antero Midstream Corp. .................................................. 41,466 665
Antero Resources Corp. (a) ................................................ 35,496 1,325
APA Corp. ............................................................ 44,627 979
Archrock, Inc. ......................................................... 17,970 505
Ardmore Shipping Corp. .................................................. 4,859 58
Atlas Energy Solutions, Inc. (b) ............................................. 8,019 184
Berry Corp. ........................................................... 9,238 40
Bristow Group, Inc. (a) ................................................... 3,413 114
Cactus, Inc. , Class A ..................................................... 8,141 486
California Resources Corp. ................................................ 9,294 457
Calumet, Inc. (a) ........................................................ 8,496 150
Centrus Energy Corp. , Class A (a) (b) ......................................... 1,769 146
ChampionX Corp. ...................................................... 23,267 666
Chord Energy Corp. ..................................................... 7,414 834
Civitas Resources, Inc. ................................................... 11,289 573
Clean Energy Fuels Corp. (a) ............................................... 20,302 67

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
CNX Resources Corp. (a) ................................................. 21,180 $ 580
Comstock Resources, Inc. (a) (b) ............................................. 9,548 177
Core Laboratories, Inc. ................................................... 5,734 97
Core Natural Resources, Inc. (a) ............................................. 6,378 576
Crescent Energy Co. , Class A .............................................. 21,558 325
CVR Energy, Inc. (b) ..................................................... 4,170 79
Delek US Holdings, Inc. .................................................. 7,584 135
DHT Holdings, Inc. ..................................................... 17,143 194
DMC Global, Inc. (a) .................................................... 2,118 17
Dorian LPG Ltd. ....................................................... 4,886 117
DT Midstream, Inc. ..................................................... 12,387 1,252
Empire Petroleum Corp. (a) ................................................ 3,097 18
Energy Services of America Corp. ........................................... 1,412 17
Evolution Petroleum Corp. ................................................ 3,725 20
Excelerate Energy, Inc. , Class A ............................................ 2,921 87
Expro Group Holdings NV (a) .............................................. 14,152 179
Forum Energy Technologies, Inc. (a) ......................................... 1,357 25
FutureFuel Corp. ....................................................... 3,160 17
Geospace Technologies Corp. (a) ............................................ 1,440 13
Gevo, Inc. (a) (b) ........................................................ 27,994 49
Golar LNG Ltd. ........................................................ 11,488 468
Gran Tierra Energy, Inc. (a) ................................................ 4,359 25
Granite Ridge Resources, Inc. .............................................. 6,460 40
Green Plains, Inc. (a) ..................................................... 7,765 69
Gulfport Energy Corp. (a) ................................................. 2,168 387
Hallador Energy Co. (a) ................................................... 3,473 37
Helix Energy Solutions Group, Inc. (a) ........................................ 17,619 141
Helmerich & Payne, Inc. .................................................. 11,727 370
HF Sinclair Corp. ....................................................... 21,078 761
Innovex International, Inc. (a) .............................................. 4,471 70
International Seaways, Inc. ................................................ 4,862 189
Kinetik Holdings, Inc. ................................................... 4,139 267
Kodiak Gas Services, Inc. ................................................. 4,973 233
Kosmos Energy Ltd. (a) ................................................... 56,717 180
Liberty Energy, Inc. ..................................................... 19,452 356
Magnolia Oil & Gas Corp. , Class A .......................................... 22,956 544
Mammoth Energy Services, Inc. (a) .......................................... 5,674 17
Matador Resources Co. ................................................... 14,198 824
Murphy Oil Corp. ...................................................... 16,978 452
Nabors Industries Ltd. (a) ................................................. 990 57
NACCO Industries, Inc. , Class A ............................................ 366 12
National Energy Services Reunited Corp. (a) .................................... 9,487 90
Natural Gas Services Group, Inc. (a) .......................................... 1,195 31
New Fortress Energy, Inc. (b) ............................................... 19,244 289
NextDecade Corp. (a) .................................................... 20,310 172
Nordic American Tankers Ltd. .............................................. 24,952 67
Northern Oil & Gas, Inc. .................................................. 11,391 410
NOV, Inc. ............................................................ 47,618 688
NPK International, Inc. (a) ................................................. 9,590 66
Oceaneering International, Inc. (a) ........................................... 12,214 304
Oil States International, Inc. (a) ............................................. 7,321 37
Ovintiv, Inc. .......................................................... 31,928 1,348
Par Pacific Holdings, Inc. (a) ............................................... 6,572 110
Patterson-UTI Energy, Inc. ................................................ 43,306 349
PBF Energy, Inc. , Class A ................................................. 10,551 309
Peabody Energy Corp. ................................................... 14,870 270
Permian Resources Corp. ................................................. 66,396 973
PHX Minerals, Inc. ..................................................... 3,546 13
PrimeEnergy Resources Corp. (a) ............................................ 68 15
ProPetro Holding Corp. (a) ................................................ 9,705 86
Range Resources Corp. ................................................... 29,344 1,087
Ranger Energy Services, Inc. ............................................... 1,908 31
REX American Resources Corp. (a) .......................................... 1,906 80

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Riley Exploration Permian, Inc. ............................................. 1,020 $ 34
Ring Energy, Inc. (a) ..................................................... 17,429 23
RPC, Inc. ............................................................ 11,758 72
SandRidge Energy, Inc. .................................................. 3,899 46
Scorpio Tankers, Inc. .................................................... 6,213 296
SEACOR Marine Holdings, Inc. (a) .......................................... 2,818 19
Select Water Solutions, Inc. ................................................ 11,279 141
SFL Corp. Ltd. ......................................................... 13,318 141
Sitio Royalties Corp. , Class A .............................................. 9,394 189
SM Energy Co. ........................................................ 13,863 526
Solaris Energy Infrastructure, Inc. ........................................... 3,741 102
Summit Midstream Corp. (a) ............................................... 1,146 48
Talos Energy, Inc. (a) ..................................................... 16,557 164
Tamboran Resources Corp. (a) (b) ............................................ 1,160 28
Teekay Corp. Ltd. ...................................................... 7,225 52
Teekay Tankers Ltd. , Class A ............................................... 2,914 122
TETRA Technologies, Inc. (a) .............................................. 15,387 64
Tidewater, Inc. (a) ....................................................... 6,115 337
Transocean Ltd. (a) (b) .................................................... 90,090 353
Uranium Energy Corp. (a) ................................................. 50,868 359
VAALCO Energy, Inc. ................................................... 12,550 51
Vital Energy, Inc. (a) ..................................................... 3,129 100
Vitesse Energy, Inc. (b) ................................................... 2,892 75
W&T Offshore, Inc. (b) ................................................... 12,048 19
Weatherford International PLC ............................................. 8,565 539
World Kinect Corp. ..................................................... 6,918 196
27,680
Financials (17.3%):
1st Source Corp. ....................................................... 2,301 144
Acacia Research Corp. (a) ................................................. 11,781 51
Acadian Asset Management, Inc. ............................................ 4,517 113
ACNB Corp. .......................................................... 1,017 42
ACRES Commercial Realty Corp. (a) ......................................... 791 14
Advanced Flower Capital, Inc. ............................................. 2,173 18
Affiliated Managers Group, Inc. ............................................ 3,614 679
Affinity Bancshares, Inc. (a) ................................................ 563 10
AG Mortgage Investment Trust, Inc. ......................................... 3,381 23
AGNC Investment Corp. (b) ............................................... 108,363 1,080
Alerus Financial Corp. ................................................... 2,770 59
Ally Financial, Inc. ...................................................... 37,150 1,448
Amalgamated Financial Corp. .............................................. 2,300 80
A-Mark Precious Metals, Inc. .............................................. 2,215 62
Ambac Financial Group, Inc. (a) ............................................ 5,251 61
Amerant Bancorp, Inc. ................................................... 4,346 101
American Coastal Insurance Corp. ........................................... 2,962 36
American Financial Group, Inc. ............................................. 9,012 1,231
Ameris Bancorp ........................................................ 8,032 527
AMERISAFE, Inc. ...................................................... 2,307 115
Ames National Corp. .................................................... 1,087 20
Angel Oak Mortgage REIT, Inc. ............................................ 1,593 16
Annaly Capital Management, Inc. ........................................... 68,889 1,406
Apollo Commercial Real Estate Finance, Inc. ................................... 16,834 149
Arbor Realty Trust, Inc. (b) ................................................ 22,357 299
Ares Commercial Real Estate Corp. .......................................... 6,262 35
ARMOUR Residential REIT, Inc. (b) ......................................... 6,831 129
Arrow Financial Corp. ................................................... 2,004 53
Artisan Partners Asset Management, Inc. , Class A ................................ 8,431 377
Associated Banc-Corp. ................................................... 19,923 501
Assurant, Inc. ......................................................... 6,270 1,349
Assured Guaranty Ltd. ................................................... 5,893 557
Atlantic Union Bankshares Corp. ............................................ 10,945 413
Atlanticus Holdings Corp. (a) ............................................... 590 35
AvidXchange Holdings, Inc. (a) ............................................. 20,195 214

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Axis Capital Holdings Ltd. ................................................ 9,397 $ 855
Axos Financial, Inc. (a) ................................................... 6,371 446
B Riley Financial, Inc. (b) ................................................. 1,916 9
Bakkt Holdings, Inc. (a) (b) ................................................ 731 13
Banc of California, Inc. .................................................. 17,017 273
BancFirst Corp. ........................................................ 2,555 304
Bank First Corp. ....................................................... 1,110 112
Bank of Hawaii Corp. .................................................... 4,803 358
Bank of Marin Bancorp .................................................. 1,792 45
Bank OZK ............................................................ 13,475 684
Bank7 Corp. .......................................................... 445 19
BankUnited, Inc. ....................................................... 9,123 375
Bankwell Financial Group, Inc. ............................................. 728 23
Banner Corp. .......................................................... 4,143 293
Bar Harbor Bankshares ................................................... 1,832 58
BayCom Corp. ......................................................... 1,263 35
BCB Bancorp, Inc. ...................................................... 1,827 20
Berkshire Hills Bancorp, Inc. .............................................. 5,231 154
BGC Group, Inc. , Class A ................................................. 43,287 413
Blackstone Mortgage Trust, Inc. , Class A (b) .................................... 20,067 361
Blue Foundry Bancorp (a) ................................................. 2,434 24
Blue Owl Capital, Inc. ................................................... 68,609 1,785
Blue Ridge Bankshares, Inc. (a) ............................................. 5,087 17
BOK Financial Corp. .................................................... 3,140 347
Bowhead Specialty Holdings, Inc. (a) ......................................... 2,626 85
Bread Financial Holdings, Inc. ............................................. 5,979 379
Bridge Investment Group Holdings, Inc. , Class A ................................ 4,516 36
Bridgewater Bancshares, Inc. (a) ............................................ 2,409 34
Brighthouse Financial, Inc. (a) .............................................. 7,236 447
BrightSpire Capital, Inc. .................................................. 15,637 88
Brookline Bancorp, Inc. .................................................. 10,623 130
Burke & Herbert Financial Services Corp. ..................................... 1,652 106
Business First Bancshares, Inc. ............................................. 3,404 92
Byline Bancorp, Inc. ..................................................... 3,101 91
C&F Financial Corp. .................................................... 372 28
Cadence Bank ......................................................... 22,501 792
California Bancorp (a) .................................................... 2,747 46
Camden National Corp. .................................................. 1,736 79
Cannae Holdings, Inc. (b) ................................................. 6,883 136
Cantaloupe, Inc. (a) ...................................................... 8,067 66
Capital Bancorp, Inc. .................................................... 1,404 44
Capital City Bank Group, Inc. .............................................. 1,681 62
Capitol Federal Financial, Inc. .............................................. 15,145 90
Carter Bankshares, Inc. (a) ................................................. 2,743 48
Cass Information Systems, Inc. ............................................. 1,492 61
Cathay General Bancorp .................................................. 8,311 395
Central Pacific Financial Corp. ............................................. 3,251 97
CF Bankshares, Inc. ..................................................... 436 11
Chemung Financial Corp. ................................................. 434 22
Chicago Atlantic Real Estate Finance, Inc. ..................................... 2,080 32
Chimera Investment Corp. ................................................ 9,717 145
ChoiceOne Financial Services, Inc. (b) ........................................ 1,017 34
Citizens & Northern Corp. ................................................ 1,811 39
Citizens Community Bancorp, Inc. .......................................... 1,107 18
Citizens Financial Services, Inc. ............................................ 546 33
Citizens, Inc. (a) (b) ...................................................... 5,506 27
City Holding Co. ....................................................... 1,772 209
Civista Bancshares, Inc. .................................................. 1,873 41
Claros Mortgage Trust, Inc. ................................................ 15,827 52
CNA Financial Corp. .................................................... 33,203 1,629
CNB Financial Corp. .................................................... 2,449 62
CNO Financial Group, Inc. ................................................ 12,357 494
Coastal Financial Corp. (a) ................................................ 1,363 122

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Cohen & Steers, Inc. .................................................... 3,329 $ 295
Colony Bankcorp, Inc. ................................................... 1,892 32
Columbia Banking System, Inc. ............................................ 25,601 714
Columbia Financial, Inc. (a) ................................................ 3,304 49
Comerica, Inc. ......................................................... 16,061 1,081
Commerce Bancshares, Inc. ............................................... 16,043 1,072
Community Financial System, Inc. .......................................... 6,392 419
Community Trust Bancorp, Inc. ............................................. 2,175 116
Community West Bancshares .............................................. 2,053 40
Compass Diversified Holdings ............................................. 8,226 175
ConnectOne Bancorp, Inc. ................................................ 4,351 110
Consumer Portfolio Services, Inc. (a) ......................................... 1,089 13
Crawford & Co. , Class A ................................................. 2,632 32
Credit Acceptance Corp. (a) ................................................ 779 396
CrossFirst Bankshares, Inc. (a) .............................................. 5,163 84
Cullen/Frost Bankers, Inc. ................................................. 7,327 1,021
Customers Bancorp, Inc. (a) ................................................ 3,546 202
CVB Financial Corp. .................................................... 16,171 337
Diamond Hill Investment Group, Inc. ........................................ 321 48
Dime Community Bancshares, Inc. .......................................... 5,019 157
Donegal Group, Inc. , Class A .............................................. 1,963 29
Donnelley Financial Solutions, Inc. (a) ........................................ 3,360 223
Dynex Capital, Inc. ..................................................... 9,614 128
Eagle Bancorp Montana, Inc. .............................................. 899 14
Eagle Bancorp, Inc. ..................................................... 3,598 94
East West Bancorp, Inc. .................................................. 16,910 1,741
Eastern Bankshares, Inc. .................................................. 24,329 447
ECB Bancorp, Inc. (a) .................................................... 951 13
eHealth, Inc. (a) ........................................................ 3,321 33
Ellington Credit Co. ..................................................... 3,506 23
Ellington Financial, Inc. (b) ................................................ 10,900 137
Employers Holdings, Inc. ................................................. 2,989 147
Encore Capital Group, Inc. (a) .............................................. 2,833 140
Enova International, Inc. (a) ................................................ 3,048 342
Enstar Group Ltd. (a) .................................................... 1,436 470
Enterprise Bancorp, Inc. .................................................. 1,172 50
Enterprise Financial Services Corp. .......................................... 4,492 269
Equitable Holdings, Inc. .................................................. 38,430 2,091
Equity Bancshares, Inc. , Class A ............................................ 1,822 79
Esquire Financial Holdings, Inc. ............................................ 860 77
ESSA Bancorp, Inc. ..................................................... 1,025 21
Essent Group Ltd. ...................................................... 12,674 738
Euronet Worldwide, Inc. (a) ................................................ 4,997 492
Evans Bancorp, Inc. ..................................................... 647 28
Evercore, Inc. ......................................................... 4,365 1,271
EVERTEC, Inc. ........................................................ 7,716 251
EZCORP, Inc. , Class A (a) ................................................. 6,034 72
F&G Annuities & Life, Inc. ................................................ 15,209 698
Farmers & Merchants Bancorp, Inc. .......................................... 1,550 42
Farmers National Banc Corp. .............................................. 4,429 61
FB Bancorp, Inc. (a) ..................................................... 2,391 28
FB Financial Corp. ...................................................... 4,287 226
Federal Agricultural Mortgage Corp. , Class C ................................... 1,216 240
Federated Hermes, Inc. ................................................... 9,626 383
Fidelis Insurance Holdings Ltd. ............................................. 5,415 89
Fidelity D&D Bancorp, Inc. ............................................... 579 26
Fidelity National Financial, Inc. ............................................ 31,619 1,839
Finance of America Cos., Inc. , Class A (a) ...................................... 467 12
Financial Institutions, Inc. ................................................. 1,852 49
Finwise Bancorp (a) ..................................................... 1,102 20
First American Financial Corp. ............................................. 12,093 765
First Bancorp .......................................................... 4,908 217
First Bancorp PUERTO RICO .............................................. 19,736 410

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
First Bank ............................................................ 2,674 $ 41
First Busey Corp. ....................................................... 6,704 163
First Business Financial Services, Inc. ........................................ 910 47
First Commonwealth Financial Corp. ......................................... 12,280 205
First Community Bankshares, Inc. ........................................... 1,896 82
First Community Corp. ................................................... 871 23
First Financial Bancorp ................................................... 11,521 323
First Financial Bankshares, Inc. ............................................. 16,921 630
First Financial Corp. ..................................................... 1,395 67
First Financial Northwest, Inc. ............................................. 973 21
First Foundation, Inc. .................................................... 8,887 46
First Guaranty Bancshares, Inc. ............................................. 715 7
First Hawaiian, Inc. ..................................................... 15,665 433
First Horizon Corp. ..................................................... 64,499 1,412
First Internet Bancorp .................................................... 897 29
First Interstate BancSystem, Inc. , Class A ...................................... 11,093 366
First Merchants Corp. .................................................... 7,122 316
First Mid Bancshares, Inc. ................................................ 2,506 95
First National Corp. ..................................................... 919 23
First Savings Financial Group, Inc. .......................................... 629 16
First United Corp. ...................................................... 733 24
First Western Financial, Inc. (a) ............................................. 887 19
FirstCash Holdings, Inc. .................................................. 4,777 521
Firstsun Capital Bancorp (a) ................................................ 1,330 56
Five Star Bancorp ...................................................... 1,827 56
Flushing Financial Corp. .................................................. 3,403 47
Flywire Corp. (a) ....................................................... 14,472 280
FNB Corp. ............................................................ 43,708 686
Forge Global Holdings, Inc. (a) ............................................. 16,815 13
Franklin BSP Realty Trust, Inc. ............................................. 10,010 127
Franklin Resources, Inc. .................................................. 34,560 769
Freedom Holding Corp. (a) (b) .............................................. 2,158 304
FS Bancorp, Inc. ....................................................... 811 33
Fulton Financial Corp. ................................................... 22,185 451
FVCBankcorp, Inc. (a) ................................................... 1,840 22
GCM Grosvenor, Inc. , Class A (b) ........................................... 5,361 72
Genworth Financial, Inc. (a) ................................................ 51,569 373
German American Bancorp, Inc. ............................................ 3,517 145
Glacier Bancorp, Inc. .................................................... 13,904 691
Globe Life, Inc. ........................................................ 10,276 1,255
GoHealth, Inc. , Class A (a) ................................................ 1,025 17
Goosehead Insurance, Inc. , Class A .......................................... 2,902 311
Granite Point Mortgage Trust, Inc. ........................................... 5,981 17
Great Southern Bancorp, Inc. .............................................. 1,067 63
Green Dot Corp. , Class A (a) ............................................... 6,359 56
Greene County Bancorp, Inc. .............................................. 855 23
Greenlight Capital Re Ltd. , Class A (a) ........................................ 3,263 44
Guaranty Bancshares, Inc. ................................................. 991 41
Guild Holdings Co. , Class A ............................................... 1,212 15
HA Sustainable Infrastructure Capital, Inc. ..................................... 14,312 401
Hamilton Insurance Group Ltd. , Class B (a) .................................... 6,893 132
Hamilton Lane, Inc. , Class A ............................................... 4,592 731
Hancock Whitney Corp. .................................................. 10,477 626
Hanmi Financial Corp. ................................................... 3,656 88
Hanover Bancorp, Inc. ................................................... 495 13
HarborOne Bancorp, Inc. ................................................. 4,730 51
Hawthorn Bancshares, Inc. ................................................ 702 23
HBT Financial, Inc. ..................................................... 1,522 37
HCI Group, Inc. ........................................................ 1,017 124
Heartland Financial USA, Inc. .............................................. 5,188 336
Heritage Commerce Corp. ................................................ 7,243 70
Heritage Financial Corp. .................................................. 4,144 106
Heritage Insurance Holdings, Inc. (a) ......................................... 2,783 31

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Hilltop Holdings, Inc. .................................................... 5,591 $ 169
Hippo Holdings, Inc. (a) .................................................. 1,651 46
Home Bancorp, Inc. ..................................................... 853 43
Home Bancshares, Inc. ................................................... 22,689 685
HomeStreet, Inc. (a) ..................................................... 2,198 22
HomeTrust Bancshares, Inc. ............................................... 1,804 66
Hope Bancorp, Inc. ..................................................... 14,123 165
Horace Mann Educators Corp. .............................................. 4,994 193
Horizon Bancorp, Inc. ................................................... 5,217 88
Houlihan Lokey, Inc. .................................................... 6,615 1,202
I3 Verticals, Inc. , Class A (a) ............................................... 2,759 69
Independent Bank Corp. .................................................. 5,181 348
Independent Bank Corp. .................................................. 2,460 90
Innventure, Inc. (a) (b) .................................................... 3,625 45
International Bancshares Corp. ............................................. 6,799 448
International Money Express, Inc. (a) ......................................... 3,564 67
Invesco Ltd. ........................................................... 54,462 1,047
Invesco Mortgage Capital, Inc. ............................................. 7,462 63
Investar Holding Corp. ................................................... 1,044 20
Investors Title Co. ...................................................... 173 39
Jack Henry & Associates, Inc. .............................................. 8,936 1,556
Jackson Financial, Inc. , Class A ............................................. 8,936 842
James River Group Holdings Ltd. ........................................... 3,928 19
Jefferies Financial Group, Inc. .............................................. 18,945 1,457
John Marshall Bancorp, Inc. ............................................... 1,526 29
Kearny Financial Corp. ................................................... 6,980 48
Kemper Corp. ......................................................... 7,527 506
Kingstone Cos., Inc. (a) ................................................... 1,123 19
Kingsway Financial Services, Inc. (a) ......................................... 2,444 20
Kinsale Capital Group, Inc. ................................................ 2,717 1,201
KKR Real Estate Finance Trust, Inc. ......................................... 7,152 71
Ladder Capital Corp. .................................................... 13,917 156
Lakeland Financial Corp. ................................................. 3,049 207
Lazard, Inc. ........................................................... 13,528 736
LCNB Corp. .......................................................... 1,622 25
Lemonade, Inc. (a) (b) .................................................... 6,379 212
LendingClub Corp. (a) .................................................... 13,337 180
LendingTree, Inc. (a) ..................................................... 1,350 61
Lincoln National Corp. ................................................... 20,800 731
LINKBANCORP, Inc. ................................................... 2,935 21
Live Oak Bancshares, Inc. ................................................ 4,245 151
loanDepot, Inc. , Class A (a) ................................................ 9,089 15
Lument Finance Trust, Inc. (b) .............................................. 4,087 11
Maiden Holdings Ltd. (a) .................................................. 9,838 10
MainStreet Bancshares, Inc. ............................................... 764 13
MarketAxess Holdings, Inc. ............................................... 4,545 1,003
Marqeta, Inc. , Class A (a) ................................................. 48,814 188
MBIA, Inc. (a) ......................................................... 5,393 38
Medallion Financial Corp. ................................................ 2,066 18
Mercantile Bank Corp. ................................................... 1,889 92
Merchants Bancorp ..................................................... 2,359 99
Mercury General Corp. ................................................... 3,272 163
Meridian Corp. ........................................................ 1,047 18
Metrocity Bankshares, Inc. ................................................ 2,255 70
Metropolitan Bank Holding Corp. (a) ......................................... 1,173 75
MFA Financial, Inc. ..................................................... 12,485 131
MGIC Investment Corp. .................................................. 30,741 785
Mid Penn Bancorp, Inc. .................................................. 1,933 58
Middlefield Banc Corp. .................................................. 885 23
Midland States Bancorp, Inc. .............................................. 2,476 48
MidWestOne Financial Group, Inc. .......................................... 2,369 75
Moelis & Co. , Class A ................................................... 8,668 679
Moneylion, Inc. (a) ...................................................... 751 65

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Morningstar, Inc. ....................................................... 3,363 $ 1,105
Mr. Cooper Group, Inc. (a) ................................................. 7,597 789
MVB Financial Corp. .................................................... 1,447 28
National Bank Holdings Corp. , Class A ....................................... 4,589 198
National Bankshares, Inc. ................................................. 758 22
Navient Corp. ......................................................... 12,911 176
NB Bancorp, Inc. (a) ..................................................... 4,678 90
NBT Bancorp, Inc. ...................................................... 5,688 271
NCR Atleos Corp. (a) .................................................... 8,720 278
Nelnet, Inc. , Class A ..................................................... 1,991 219
NerdWallet, Inc. , Class A (a) ............................................... 4,040 58
New York Mortgage Trust, Inc. ............................................. 10,961 66
NewtekOne, Inc. ....................................................... 3,041 40
Nexpoint Real Estate Finance, Inc. .......................................... 2,032 31
NI Holdings, Inc. (a) ..................................................... 824 12
Nicolet Bankshares, Inc. .................................................. 1,659 186
NMI Holdings, Inc. (a) ................................................... 9,586 370
Northeast Bank ........................................................ 846 86
Northeast Community Bancorp, Inc. ......................................... 1,499 37
Northfield Bancorp, Inc. .................................................. 4,594 54
Northrim Bancorp, Inc. ................................................... 658 56
Northwest Bancshares, Inc. ................................................ 14,885 197
Norwood Financial Corp. ................................................. 881 23
Oak Valley Bancorp ..................................................... 827 21
OceanFirst Financial Corp. ................................................ 6,977 125
OFG Bancorp ......................................................... 5,564 238
Ohio Valley Banc Corp. .................................................. 464 11
Old National Bancorp .................................................... 41,281 985
Old Republic International Corp. ............................................ 28,751 1,052
Old Second Bancorp, Inc. ................................................. 5,108 96
OneMain Holdings, Inc. .................................................. 14,618 812
Onity Group, Inc. (a) ..................................................... 816 29
OP Bancorp ........................................................... 1,353 18
Open Lending Corp. (a) ................................................... 13,366 81
Oportun Financial Corp. (a) ................................................ 3,567 16
Oppenheimer Holdings, Inc. , Class A ......................................... 717 49
OppFi, Inc. (b) ......................................................... 2,347 32
Orange County Bancorp, Inc. .............................................. 1,050 27
Orchid Island Capital, Inc. (b) .............................................. 9,637 80
Origin Bancorp, Inc. ..................................................... 3,475 132
Orrstown Financial Services, Inc. ........................................... 2,268 82
Oscar Health, Inc. , Class A (a) .............................................. 21,497 357
P10, Inc. , Class A ....................................................... 5,417 74
Pacific Premier Bancorp, Inc. .............................................. 11,612 301
Palomar Holdings, Inc. (a) ................................................. 3,175 342
Park National Corp. ..................................................... 1,935 328
Parke Bancorp, Inc. ..................................................... 1,208 24
Pathward Financial, Inc. .................................................. 2,921 233
Patria Investments Ltd. , Class A (b) .......................................... 7,262 86
Paymentus Holdings, Inc. , Class A (a) ........................................ 2,450 78
Payoneer Global, Inc. (a) .................................................. 34,886 370
Paysafe Ltd. (a) ......................................................... 3,825 74
Paysign, Inc. (a) ........................................................ 4,108 11
PCB Bancorp .......................................................... 1,373 26
Peapack-Gladstone Financial Corp. .......................................... 1,816 57
Penns Woods Bancorp, Inc. ................................................ 877 27
PennyMac Financial Services, Inc. .......................................... 5,980 626
PennyMac Mortgage Investment Trust ........................................ 10,568 144
Peoples Bancorp of North Carolina, Inc. ....................................... 563 16
Peoples Bancorp, Inc. .................................................... 4,217 138
Peoples Financial Services Corp. ............................................ 1,133 58
Perella Weinberg Partners ................................................. 6,719 173
Pinnacle Financial Partners, Inc. ............................................ 9,351 1,167

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Pioneer Bancorp, Inc. (a) .................................................. 1,381 $ 16
Piper Sandler Cos. ...................................................... 2,122 673
PJT Partners, Inc. , Class A ................................................ 2,704 446
Plumas Bancorp ........................................................ 641 29
Ponce Financial Group, Inc. (a) ............................................. 2,358 31
Popular, Inc. .......................................................... 8,601 885
PRA Group, Inc. (a) ..................................................... 4,691 104
Preferred Bank ......................................................... 1,686 154
Premier Financial Corp. .................................................. 4,318 120
Primerica, Inc. ......................................................... 4,089 1,187
Primis Financial Corp. ................................................... 2,334 26
Princeton Bancorp, Inc. .................................................. 598 18
ProAssurance Corp. (a) ................................................... 6,214 93
PROG Holdings, Inc. .................................................... 4,990 213
Prosperity Bancshares, Inc. ................................................ 11,249 900
Provident Bancorp, Inc. (a) ................................................ 1,929 23
Provident Financial Services, Inc. ........................................... 15,114 281
QCR Holdings, Inc. ..................................................... 2,005 156
Radian Group, Inc. ...................................................... 18,089 615
RBB Bancorp ......................................................... 1,953 37
Ready Capital Corp. (b) ................................................... 20,566 137
Red River Bancshares, Inc. ................................................ 514 29
Redwood Trust, Inc. ..................................................... 16,097 105
Regional Management Corp. ............................................... 1,140 41
Reinsurance Group of America, Inc. ......................................... 8,083 1,842
Remitly Global, Inc. (a) ................................................... 18,052 424
RenaissanceRe Holdings Ltd. .............................................. 6,113 1,422
Renasant Corp. ........................................................ 7,643 297
Repay Holdings Corp. (a) ................................................. 8,938 67
Republic Bancorp, Inc. , Class A ............................................ 996 65
Richmond Mutual Bancorp, Inc. ............................................ 1,150 17
Rithm Capital Corp. ..................................................... 63,688 733
Rithm Property Trust, Inc. ................................................. 5,075 16
RLI Corp. ............................................................ 9,972 731
Rocket Cos., Inc. , Class A (a) ............................................... 16,644 210
Root, Inc. , Class A (a) .................................................... 1,057 103
Runway Growth Finance Corp. ............................................. 4,556 53
Ryan Specialty Holdings, Inc. .............................................. 12,681 844
S&T Bancorp, Inc. ...................................................... 4,650 183
Safety Insurance Group, Inc. ............................................... 1,789 141
Sandy Spring Bancorp, Inc. ................................................ 5,356 181
SB Financial Group, Inc. ................................................. 737 16
Seacoast Banking Corp. of Florida ........................................... 10,334 294
Security National Financial Corp. , Class A (a) ................................... 1,812 22
SEI Investments Co. ..................................................... 11,984 1,038
Selective Insurance Group, Inc. ............................................. 7,420 624
Selectquote, Inc. (a) ..................................................... 16,678 72
ServisFirst Bancshares, Inc. ............................................... 6,229 565
Seven Hills Realty Trust .................................................. 1,784 23
Sezzle, Inc. (a) ......................................................... 395 92
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 8,288 993
Shore Bancshares, Inc. ................................................... 3,676 60
Sierra Bancorp ......................................................... 1,549 47
Silvercrest Asset Management Group, Inc. , Class A ............................... 1,114 21
Simmons First National Corp. , Class A ....................................... 15,207 346
SiriusPoint Ltd. (a) ...................................................... 12,151 177
Skyward Specialty Insurance Group, Inc. (a) .................................... 4,311 191
SLM Corp. ........................................................... 25,752 719
SmartFinancial, Inc. ..................................................... 1,697 60
South Plains Financial, Inc. ................................................ 1,490 54
Southern First Bancshares, Inc. (a) ........................................... 899 33
Southern Missouri Bancorp, Inc. ............................................ 1,169 69
Southern States Bancshares, Inc. ............................................ 927 30

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Southside Bancshares, Inc. ................................................ 3,521 $ 111
SouthState Corp. ....................................................... 11,998 1,267
Starwood Property Trust, Inc. .............................................. 39,152 758
Stellar Bancorp, Inc. ..................................................... 5,926 168
StepStone Group, Inc. , Class A ............................................. 7,887 505
Sterling Bancorp, Inc. (a) .................................................. 2,164 10
Stewart Information Services Corp. .......................................... 3,355 219
Stifel Financial Corp. .................................................... 12,210 1,415
Stock Yards Bancorp, Inc. ................................................. 3,315 244
StoneX Group, Inc. (a) ................................................... 3,414 374
Synovus Financial Corp. .................................................. 17,350 979
Texas Capital Bancshares, Inc. (a) ........................................... 5,554 438
TFS Financial Corp. ..................................................... 6,400 88
The Baldwin Insurance Group, Inc. (a) ........................................ 8,249 338
The Bancorp, Inc. (a) ..................................................... 5,384 329
The Bank of NT Butterfield & Son Ltd. ....................................... 5,746 211
The First Bancorp, Inc. ................................................... 1,178 30
The First Bancshares, Inc. ................................................. 3,591 138
The First of Long Island Corp. ............................................. 2,641 34
The Hanover Insurance Group, Inc. .......................................... 4,401 674
The Hingham Institution for Savings (b) ....................................... 194 50
The Western Union Co. ................................................... 41,452 428
Third Coast Bancshares, Inc. (a) ............................................. 1,318 48
Timberland Bancorp, Inc. ................................................. 910 27
Tiptree, Inc. ........................................................... 2,644 53
Tompkins Financial Corp. ................................................. 1,605 112
Towne Bank .......................................................... 8,333 298
TPG RE Finance Trust, Inc. ............................................... 8,176 69
TPG, Inc. ............................................................ 10,095 679
Tradeweb Markets, Inc. , Class A ............................................ 14,241 1,807
TriCo Bancshares ....................................................... 3,741 164
Triumph Financial, Inc. (a) ................................................. 2,689 207
Trupanion, Inc. (a) ...................................................... 3,696 175
TrustCo Bank Corp. ..................................................... 2,261 73
Trustmark Corp. ........................................................ 6,954 261
TWFG, Inc. (a) ......................................................... 1,674 48
Two Harbors Investment Corp. ............................................. 12,630 161
UMB Financial Corp. .................................................... 5,658 667
Union Bankshares, Inc. ................................................... 462 15
United Bankshares, Inc. .................................................. 16,288 627
United Community Banks, Inc. ............................................. 14,596 484
United Fire Group, Inc. ................................................... 2,571 64
United Security Bancshares ................................................ 1,629 16
Unity Bancorp, Inc. ..................................................... 782 38
Universal Insurance Holdings, Inc. .......................................... 3,150 61
Univest Financial Corp. .................................................. 3,514 107
Unum Group .......................................................... 22,310 1,701
Upstart Holdings, Inc. (a) .................................................. 9,733 630
USCB Financial Holdings, Inc. ............................................. 1,249 24
UWM Holdings Corp. ................................................... 14,080 85
Valley National Bancorp .................................................. 67,766 697
Velocity Financial, Inc. (a) ................................................. 2,416 45
Veritex Holdings, Inc. .................................................... 6,424 172
Victory Capital Holdings, Inc. , Class A (e) ..................................... 6,101 404
Virginia National Bankshares Corp. .......................................... 580 21
Virtu Financial, Inc. , Class A ............................................... 9,962 399
Virtus Investment Partners, Inc. ............................................. 812 162
Voya Financial, Inc. ..................................................... 11,802 838
WaFd, Inc. ............................................................ 9,856 293
Walker & Dunlop, Inc. ................................................... 3,939 378
Washington Trust Bancorp, Inc. ............................................. 2,059 67
Waterstone Financial, Inc. ................................................. 1,939 27
Webster Financial Corp. .................................................. 20,928 1,261

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
WesBanco, Inc. ........................................................ 7,991 $ 280
West Bancorp, Inc. ...................................................... 1,823 40
Westamerica Bancorp .................................................... 3,135 162
Western Alliance Bancorp ................................................. 13,358 1,174
Western New England Bancorp, Inc. ......................................... 2,264 21
Westwood Holdings Group, Inc. ............................................ 864 13
WEX, Inc. (a) .......................................................... 4,860 894
White Mountains Insurance Group Ltd. ....................................... 307 593
William Penn Bancorp ................................................... 904 11
Wintrust Financial Corp. .................................................. 8,059 1,054
WisdomTree, Inc. ....................................................... 13,847 136
World Acceptance Corp. (a) ................................................ 583 82
WSFS Financial Corp. ................................................... 7,175 402
Zions Bancorp NA ...................................................... 17,912 1,036
136,628
Health Care (12.7%):
10X Genomics, Inc. , Class A (a) ............................................. 12,292 184
2seventy bio, Inc. (a) (b) ................................................... 5,956 16
4D Molecular Therapeutics, Inc. (a) .......................................... 4,698 26
89bio, Inc. (a) .......................................................... 13,916 134
Abeona Therapeutics, Inc. (a) ............................................... 4,850 27
Absci Corp. (a) (b) ....................................................... 11,370 42
Acadia Healthcare Co., Inc. (a) .............................................. 11,144 503
ACADIA Pharmaceuticals, Inc. (a) ........................................... 20,246 378
Accolade, Inc. (a) ....................................................... 8,525 59
Accuray, Inc. (a) ........................................................ 11,746 26
ACELYRIN, Inc. (a) ..................................................... 9,018 18
Achieve Life Sciences, Inc. (a) .............................................. 3,401 11
Aclaris Therapeutics, Inc. (a) ............................................... 7,387 18
Acrivon Therapeutics, Inc. (a) .............................................. 2,706 16
Actuate Therapeutics, Inc. (a) ............................................... 724 7
Acumen Pharmaceuticals, Inc. (a) ............................................ 5,549 8
AdaptHealth Corp. (a) .................................................... 10,713 116
Adaptive Biotechnologies Corp. (a) .......................................... 17,589 136
Addus HomeCare Corp. (a) ................................................ 2,187 274
ADMA Biologics, Inc. (a) ................................................. 28,155 455
Adverum Biotechnologies, Inc. (a) ........................................... 1,510 6
agilon health, Inc. (a) ..................................................... 37,388 125
Agios Pharmaceuticals, Inc. (a) ............................................. 6,795 234
AirSculpt Technologies, Inc. (a) (b) ........................................... 1,533 7
Akebia Therapeutics, Inc. (a) ............................................... 25,583 57
Akero Therapeutics, Inc. (a) ................................................ 7,207 390
Aldeyra Therapeutics, Inc. (a) .............................................. 7,125 37
Alector, Inc. (a) ......................................................... 9,301 15
Alignment Healthcare, Inc. (a) .............................................. 11,332 174
Alkermes PLC (a) ....................................................... 19,563 617
Allogene Therapeutics, Inc. (a) .............................................. 17,574 32
Alpha Teknova, Inc. (a) (b) ................................................. 1,310 12
Alphatec Holdings, Inc. (a) ................................................ 12,286 145
Altimmune, Inc. (a) (b) .................................................... 8,692 58
Alumis, Inc. (a) (b) ...................................................... 3,652 27
Amedisys, Inc. (a) ....................................................... 3,947 365
American Well Corp. , Class A (a) ............................................ 1,444 16
Amicus Therapeutics, Inc. (a) ............................................... 35,891 344
AMN Healthcare Services, Inc. (a) ........................................... 4,655 128
Amneal Pharmaceuticals, Inc. (a) ............................................ 15,614 129
Amphastar Pharmaceuticals, Inc. (a) .......................................... 4,411 154
Amylyx Pharmaceuticals, Inc. (a) ............................................ 5,349 20
AnaptysBio, Inc. (a) ..................................................... 3,205 57
Anavex Life Sciences Corp. (a) (b) ........................................... 10,117 94
AngioDynamics, Inc. (a) .................................................. 4,775 54
ANI Pharmaceuticals, Inc. (a) .............................................. 2,145 126
Anika Therapeutics, Inc. (a) ................................................ 1,742 30

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Annexon, Inc. (a) ....................................................... 11,026 $ 42
Apellis Pharmaceuticals, Inc. (a) ............................................ 12,502 363
Apogee Therapeutics, Inc. (a) ............................................... 4,472 185
Applied Therapeutics, Inc. (a) .............................................. 10,753 6
Aquestive Therapeutics, Inc. (a) ............................................. 9,559 29
Arcellx, Inc. (a) ........................................................ 5,026 342
Arcturus Therapeutics Holdings, Inc. (a) ....................................... 3,029 51
Arcus Biosciences, Inc. (a) ................................................. 5,933 77
Arcutis Biotherapeutics, Inc. (a) ............................................. 12,685 168
Ardelyx, Inc. (a) ........................................................ 28,082 151
ArriVent Biopharma, Inc. (a) (b) ............................................. 2,402 69
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 14,313 285
ARS Pharmaceuticals, Inc. (a) (b) ............................................ 6,280 82
Artiva Biotherapeutics, Inc. (a) (b) ........................................... 1,533 8
Artivion, Inc. (a) ........................................................ 4,852 150
Arvinas, Inc. (a) ........................................................ 7,335 129
Astrana Health, Inc. (a) ................................................... 5,033 186
Astria Therapeutics, Inc. (a) ................................................ 5,946 47
Atea Pharmaceuticals, Inc. (a) .............................................. 9,126 28
Atossa Therapeutics, Inc. (a) ............................................... 15,496 13
AtriCure, Inc. (a) ....................................................... 5,813 232
aTyr Pharma, Inc. (a) (b) ................................................... 10,100 39
Aura Biosciences, Inc. (a) ................................................. 5,289 42
Avanos Medical, Inc. (a) .................................................. 5,532 95
Aveanna Healthcare Holdings, Inc. (a) ........................................ 6,845 32
Avid Bioservices, Inc. (a) .................................................. 7,790 97
Avidity Biosciences, Inc. (a) ............................................... 13,368 440
Avita Medical, Inc. (a) .................................................... 3,203 29
Axogen, Inc. (a) ........................................................ 5,114 93
Axsome Therapeutics, Inc. (a) .............................................. 4,881 520
Azenta, Inc. (a) ......................................................... 5,461 295
Beam Therapeutics, Inc. (a) ................................................ 8,960 232
Benitec Biopharma, Inc. (a) ................................................ 2,553 29
Bicara Therapeutics, Inc. (a) (b) ............................................. 4,010 51
BioAge Labs, Inc. (a) (b) .................................................. 2,521 12
BioCryst Pharmaceuticals, Inc. (a) ........................................... 23,293 184
Biodesix, Inc. (a) ....................................................... 9,121 9
Biohaven Ltd. (a) ....................................................... 10,921 418
BioLife Solutions, Inc. (a) ................................................. 5,571 152
BioMarin Pharmaceutical, Inc. (a) ........................................... 23,194 1,470
Biomea Fusion, Inc. (a) (b) ................................................. 3,898 16
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 2,362 852
Biote Corp. , Class A (a) ................................................... 3,702 19
Bio-Techne Corp. ....................................................... 19,375 1,425
Bioventus, Inc. , Class A (a) ................................................ 5,513 59
Black Diamond Therapeutics, Inc. (a) ......................................... 5,290 14
Blueprint Medicines Corp. (a) .............................................. 7,584 853
Bridgebio Pharma, Inc. (a) ................................................. 18,207 623
BrightSpring Health Services, Inc. (a) ......................................... 6,869 162
Brookdale Senior Living, Inc. (a) ............................................ 21,593 100
Bruker Corp. .......................................................... 12,692 738
Butterfly Network, Inc. (a) ................................................. 18,523 74
C4 Therapeutics, Inc. (a) .................................................. 7,014 24
Cabaletta Bio, Inc. (a) .................................................... 5,098 12
Candel Therapeutics, Inc. (a) (b) ............................................. 2,493 18
Capricor Therapeutics, Inc. (a) .............................................. 4,930 74
Cardiff Oncology, Inc. (a) (b) ............................................... 5,856 24
CareDx, Inc. (a) ........................................................ 6,189 144
Cargo Therapeutics, Inc. (a) ................................................ 3,951 14
Caribou Biosciences, Inc. (a) ............................................... 9,757 14
Cartesian Therapeutics, Inc. (a) (b) ........................................... 1,255 24
Cassava Sciences, Inc. (a) (b) ............................................... 5,152 12
Castle Biosciences, Inc. (a) ................................................ 3,346 95

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Catalyst Pharmaceuticals, Inc. (a) ............................................ 13,043 $ 294
Celcuity, Inc. (a) ........................................................ 3,771 45
Celldex Therapeutics, Inc. (a) ............................................... 7,973 195
Century Therapeutics, Inc. (a) .............................................. 4,260 4
Ceribell, Inc. (a) ........................................................ 3,352 77
Certara, Inc. (a) ......................................................... 13,720 195
Cerus Corp. (a) ......................................................... 21,732 41
CG oncology, Inc. (a) .................................................... 5,102 153
Charles River Laboratories International, Inc. (a) ................................. 6,234 1,027
Checkpoint Therapeutics, Inc. (a) (b) .......................................... 5,074 14
Chemed Corp. ......................................................... 1,812 1,018
ChromaDex Corp. (a) .................................................... 5,961 34
Cibus, Inc. (a) (b) ........................................................ 2,299 6
Cidara Therapeutics, Inc. (a) ............................................... 464 9
ClearPoint Neuro, Inc. (a) ................................................. 2,945 51
Climb Bio, Inc. (a) (b) .................................................... 6,349 12
Clover Health Investments Corp. (a) .......................................... 46,494 204
Codexis, Inc. (a) ........................................................ 9,757 41
Cogent Biosciences, Inc. (a) ................................................ 10,958 102
Coherus Biosciences, Inc. (a) ............................................... 13,627 16
Collegium Pharmaceutical, Inc. (a) ........................................... 3,835 123
Community Health Systems, Inc. (a) .......................................... 14,661 47
Compass Therapeutics, Inc. (a) .............................................. 10,496 34
Concentra Group Holdings Parent, Inc. ....................................... 13,408 313
CONMED Corp. ....................................................... 3,701 266
Contineum Therapeutics, Inc. , Class A (a) ...................................... 1,734 17
Corbus Pharmaceuticals Holdings, Inc. (a) (b) ................................... 1,343 13
Corcept Therapeutics, Inc. (a) .............................................. 11,120 744
CorMedix, Inc. (a) ...................................................... 7,370 76
CorVel Corp. (a) ........................................................ 3,518 408
Corvus Pharmaceuticals, Inc. (a) ............................................ 6,202 33
Crinetics Pharmaceuticals, Inc. (a) ........................................... 10,706 431
Cross Country Healthcare, Inc. (a) ........................................... 3,747 68
CryoPort, Inc. (a) ....................................................... 5,872 44
Cullinan Therapeutics, Inc. (a) .............................................. 4,578 48
CVRx, Inc. (a) ......................................................... 1,812 29
Cytek Biosciences, Inc. (a) ................................................. 14,391 74
Cytokinetics, Inc. (a) ..................................................... 14,000 692
DaVita, Inc. (a) ......................................................... 9,650 1,700
Day One Biopharmaceuticals, Inc. (a) ......................................... 8,948 111
Definitive Healthcare Corp. (a) .............................................. 5,574 27
Delcath Systems, Inc. (a) .................................................. 3,326 52
Denali Therapeutics, Inc. (a) ............................................... 15,358 358
DENTSPLY SIRONA, Inc. ................................................ 24,345 481
Design Therapeutics, Inc. (a) ............................................... 3,870 19
Dianthus Therapeutics, Inc. (a) .............................................. 2,369 52
Disc Medicine, Inc. (a) ................................................... 1,927 108
DocGo, Inc. (a) ......................................................... 10,312 50
Doximity, Inc. , Class A (a) ................................................. 15,243 901
Dynavax Technologies Corp. (a) ............................................. 16,132 211
Dyne Therapeutics, Inc. (a) ................................................ 9,529 136
Edgewise Therapeutics, Inc. (a) ............................................. 7,691 216
Editas Medicine, Inc. (a) .................................................. 10,077 13
Elanco Animal Health, Inc. (a) .............................................. 60,008 722
Electromed, Inc. (a) ...................................................... 823 28
Eledon Pharmaceuticals, Inc. (a) ............................................. 7,031 32
Elutia, Inc. (a) .......................................................... 2,403 8
Embecta Corp. ......................................................... 6,632 119
Emergent BioSolutions, Inc. (a) ............................................. 6,411 72
Enanta Pharmaceuticals, Inc. (a) ............................................. 2,428 12
Encompass Health Corp. .................................................. 12,224 1,213
Enhabit, Inc. (a) ........................................................ 5,418 46
Enliven Therapeutics, Inc. (a) ............................................... 3,802 83

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Enovis Corp. (a) ........................................................ 6,589 $ 310
Entrada Therapeutics, Inc. (a) ............................................... 2,684 36
Envista Holdings Corp. (a) ................................................. 21,018 431
Erasca, Inc. (a) ......................................................... 20,139 38
Esperion Therapeutics, Inc. (a) (b) ............................................ 24,037 43
Establishment Labs Holdings, Inc. (a) (b) ....................................... 3,170 102
Eton Pharmaceuticals, Inc. (a) .............................................. 3,015 53
Evolent Health, Inc. , Class A (a) ............................................. 13,781 144
Evolus, Inc. (a) ......................................................... 6,739 94
Exact Sciences Corp. (a) .................................................. 22,475 1,260
Exelixis, Inc. (a) ........................................................ 34,319 1,138
EyePoint Pharmaceuticals, Inc. (a) ........................................... 7,638 58
Fate Therapeutics, Inc. (a) ................................................. 12,071 16
Foghorn Therapeutics, Inc. (a) .............................................. 3,456 14
Fortrea Holdings, Inc. (a) .................................................. 11,001 185
Fractyl Health, Inc. (a) (b) ................................................. 2,544 5
Fulcrum Therapeutics, Inc. (a) .............................................. 5,603 22
Fulgent Genetics, Inc. (a) .................................................. 2,467 41
Galectin Therapeutics, Inc. (a) (b) ............................................ 5,351 7
GeneDx Holdings Corp. (a) ................................................ 2,710 203
Geron Corp. (a) ......................................................... 69,581 200
Glaukos Corp. (a) ....................................................... 6,548 1,024
Globus Medical, Inc. (a) .................................................. 13,916 1,290
GoodRx Holdings, Inc. , Class A (a) .......................................... 10,698 51
Gossamer Bio, Inc. (a) (b) .................................................. 21,445 21
GRAIL, Inc. (a) (b) ...................................................... 3,550 108
Greenwich Lifesciences, Inc. (a) (b) .......................................... 730 9
Guardant Health, Inc. (a) .................................................. 14,523 682
Gyre Therapeutics, Inc. (a) (b) .............................................. 2,683 31
Haemonetics Corp. (a) .................................................... 6,120 423
Halozyme Therapeutics, Inc. (a) ............................................. 15,512 879
Harmony Biosciences Holdings, Inc. (a) ....................................... 4,990 193
Harrow, Inc. (a) ......................................................... 3,784 116
Health Catalyst, Inc. (a) ................................................... 7,191 40
HealthEquity, Inc. (a) .................................................... 10,427 1,151
HealthStream, Inc. ...................................................... 2,959 97
Henry Schein, Inc. (a) .................................................... 15,156 1,212
Heron Therapeutics, Inc. (a) (b) .............................................. 18,609 32
Hims & Hers Health, Inc. (a) ............................................... 21,881 816
Humacyte, Inc. (a) (b) .................................................... 12,862 59
ICU Medical, Inc. (a) .................................................... 2,781 457
Ideaya Biosciences, Inc. (a) ................................................ 9,540 232
IGM Biosciences, Inc. (a) ................................................. 2,168 3
ImmunityBio, Inc. (a) (b) .................................................. 19,693 68
Immunome, Inc. (a) (b) ................................................... 6,309 70
Immunovant, Inc. (a) ..................................................... 7,687 167
Inari Medical, Inc. (a) .................................................... 6,190 493
InfuSystem Holdings, Inc. (a) ............................................... 2,323 19
Inhibikase Therapeutics, Inc. (a) ............................................. 6,316 14
Inhibrx Biosciences, Inc. (a) ................................................ 1,218 17
Innoviva, Inc. (a) ....................................................... 7,626 142
Inogen, Inc. (a) ......................................................... 2,878 34
Inozyme Pharma, Inc. (a) .................................................. 5,421 8
Insmed, Inc. (a) ......................................................... 21,517 1,648
Inspire Medical Systems, Inc. (a) ............................................ 3,622 701
Instil Bio, Inc. (a) (b) ..................................................... 376 8
Integer Holdings Corp. (a) ................................................. 3,998 569
Integra LifeSciences Holdings Corp. (a) ....................................... 8,148 213
Intellia Therapeutics, Inc. (a) ............................................... 12,335 127
Intra-Cellular Therapies, Inc. (a) ............................................. 12,213 1,552
Ionis Pharmaceuticals, Inc. (a) .............................................. 17,936 572
Iovance Biotherapeutics, Inc. (a) ............................................ 30,444 178
iRadimed Corp. ........................................................ 985 58

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
iRhythm Technologies, Inc. (a) .............................................. 3,794 $ 413
Ironwood Pharmaceuticals, Inc. (a) ........................................... 19,196 45
iTeos Therapeutics, Inc. (a) ................................................ 3,797 29
Janux Therapeutics, Inc. (a) ................................................ 5,790 252
Jasper Therapeutics, Inc. (a) (b) .............................................. 1,384 8
Jazz Pharmaceuticals PLC (a) .............................................. 7,136 888
KalVista Pharmaceuticals, Inc. (a) ........................................... 4,273 38
Keros Therapeutics, Inc. (a) ................................................ 3,816 44
Kewaunee Scientific Corp. (a) .............................................. 254 16
Kiniksa Pharmaceuticals International PLC (a) .................................. 4,894 96
Kodiak Sciences, Inc. (a) .................................................. 5,994 38
Korro Bio, Inc. (a) ....................................................... 686 23
KORU Medical Systems, Inc. (a) ............................................ 5,313 23
Krystal Biotech, Inc. (a) ................................................... 2,996 479
Kura Oncology, Inc. (a) ................................................... 8,040 64
Kymera Therapeutics, Inc. (a) .............................................. 6,779 268
Kyverna Therapeutics, Inc. (a) (b) ............................................ 2,306 7
Lantheus Holdings, Inc. (a) ................................................ 8,354 773
Larimar Therapeutics, Inc. (a) .............................................. 4,561 18
LeMaitre Vascular, Inc. ................................................... 2,526 245
LENZ Therapeutics, Inc. (a) (b) ............................................. 2,756 70
Lexeo Therapeutics, Inc. (a) ................................................ 2,934 16
Lexicon Pharmaceuticals, Inc. (a) (b) .......................................... 20,780 16
Lifecore Biomedical, Inc. (a) ............................................... 4,091 24
LifeMD, Inc. (a) ........................................................ 4,206 23
LifeStance Health Group, Inc. (a) ............................................ 13,679 109
Ligand Pharmaceuticals, Inc. (a) ............................................. 2,276 265
Lineage Cell Therapeutics, Inc. (a) ........................................... 26,982 16
Liquidia Corp. (a) ....................................................... 7,345 105
Lyell Immunopharma, Inc. (a) .............................................. 17,777 11
MacroGenics, Inc. (a) .................................................... 7,133 21
Madrigal Pharmaceuticals, Inc. (a) ........................................... 2,267 759
MannKind Corp. (a) ..................................................... 32,936 191
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 14,490 71
Masimo Corp. (a) ....................................................... 6,069 1,057
MaxCyte, Inc. (a) ....................................................... 11,998 54
MBX Biosciences, Inc. (a) (b) ............................................... 2,001 20
Medpace Holdings, Inc. (a) ................................................ 3,143 1,097
MeiraGTx Holdings PLC (a) ............................................... 6,505 41
Merit Medical Systems, Inc. (a) ............................................. 7,002 762
Merrimack Pharmaceuticals, Inc. (a) (c) ........................................ 1,827 — (d)
Mersana Therapeutics, Inc. (a) .............................................. 10,666 7
Mesa Laboratories, Inc. .................................................. 642 88
MiMedx Group, Inc. (a) ................................................... 14,271 124
Mineralys Therapeutics, Inc. (a) ............................................. 2,902 30
Mirum Pharmaceuticals, Inc. (a) ............................................. 4,715 230
ModivCare, Inc. (a) ...................................................... 1,720 7
Monte Rosa Therapeutics, Inc. (a) ........................................... 5,693 38
MoonLake Immunotherapeutics (a) .......................................... 6,511 299
Multiplan Corp. (a) ...................................................... 810 15
Myomo, Inc. (a) ........................................................ 3,805 23
Myriad Genetics, Inc. (a) .................................................. 10,797 137
National HealthCare Corp. ................................................ 1,528 157
National Research Corp. .................................................. 1,812 30
Nautilus Biotechnology, Inc. (a) ............................................. 7,085 12
Nektar Therapeutics (a) ................................................... 21,962 18
Neogen Corp. (a) ....................................................... 26,636 305
NeoGenomics, Inc. (a) .................................................... 15,627 223
Neumora Therapeutics, Inc. (a) (b) ........................................... 6,820 13
Neurocrine Biosciences, Inc. (a) ............................................. 12,142 1,843
Neurogene, Inc. (a) (b) .................................................... 1,992 32
NeuroPace, Inc. (a) ...................................................... 1,734 24
Nevro Corp. (a) ......................................................... 4,357 22

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Nkarta, Inc. (a) ......................................................... 5,669 $ 13
Novavax, Inc. (a) (b) ..................................................... 18,857 164
Novocure Ltd. (a) ....................................................... 11,996 294
Nurix Therapeutics, Inc. (a) ................................................ 8,490 167
Nutex Health, Inc. (a) .................................................... 403 19
Nuvalent, Inc. , Class A (a) ................................................. 5,165 443
Nuvation Bio, Inc. (a) .................................................... 28,231 65
Ocugen, Inc. (a) (b) ...................................................... 35,383 26
Ocular Therapeutix, Inc. (a) ................................................ 16,715 129
Olema Pharmaceuticals, Inc. (a) ............................................. 6,110 37
Omeros Corp. (a) ....................................................... 6,822 59
OmniAb, Inc. (a) ........................................................ 12,067 39
Omnicell, Inc. (a) ....................................................... 5,564 250
OnKure Therapeutics, Inc. (a) (b) ............................................ 1,136 7
OPKO Health, Inc. (a) (b) .................................................. 38,182 58
Option Care Health, Inc. (a) ................................................ 20,734 641
OraSure Technologies, Inc. (a) .............................................. 8,883 36
Organogenesis Holdings, Inc. (a) ............................................ 8,855 33
Organon & Co. ........................................................ 31,667 493
ORIC Pharmaceuticals, Inc. (a) ............................................. 5,194 54
Orthofix Medical, Inc. (a) ................................................. 4,545 83
OrthoPediatrics Corp. (a) .................................................. 2,013 48
Oruka Therapeutics, Inc. (a) (b) .............................................. 3,711 50
Owens & Minor, Inc. (a) .................................................. 8,648 123
Pacific Biosciences of California, Inc. (a) (b) .................................... 29,798 46
Pacira BioSciences, Inc. (a) ................................................ 5,493 145
PACS Group, Inc. (a) ..................................................... 4,679 68
Paragon 28, Inc. (a) (b) .................................................... 4,845 63
Patterson Cos., Inc. ..................................................... 9,596 297
PDL BioPharma, Inc. (a) (b) (c) .............................................. 17,605 3
Pediatrix Medical Group, Inc. (a) ............................................ 10,438 146
Penumbra, Inc. (a) ....................................................... 4,565 1,219
PepGen, Inc. (a) ........................................................ 3,245 4
Perrigo Co. PLC ....................................................... 16,743 417
Personalis, Inc. (a) ...................................................... 6,036 32
Perspective Therapeutics, Inc. (a) ............................................ 6,033 21
Phathom Pharmaceuticals, Inc. (a) (b) ......................................... 4,299 26
Phibro Animal Health Corp. , Class A ......................................... 2,461 54
Phreesia, Inc. (a) ........................................................ 6,649 189
Pliant Therapeutics, Inc. (a) ................................................ 6,625 71
Praxis Precision Medicines, Inc. (a) .......................................... 2,131 163
Precigen, Inc. (a) (b) ..................................................... 18,188 25
Premier, Inc. , Class A .................................................... 11,677 265
Prestige Consumer Healthcare, Inc. (a) ........................................ 6,017 462
Prime Medicine, Inc. (a) (b) ................................................ 6,271 18
Privia Health Group, Inc. (a) ............................................... 13,092 299
PROCEPT BioRobotics Corp. (a) ............................................ 6,315 458
Pro-Dex, Inc. (a) ........................................................ 256 10
Progyny, Inc. (a) ........................................................ 8,813 204
ProKidney Corp. (a) (b) ................................................... 11,352 19
Protagonist Therapeutics, Inc. (a) ............................................ 6,942 262
Protalix BioTherapeutics, Inc. (a) (b) .......................................... 8,387 20
PTC Therapeutics, Inc. (a) ................................................. 9,181 421
Pulmonx Corp. (a) ....................................................... 4,413 25
Pulse Biosciences, Inc. (a) (b) ............................................... 2,127 45
Puma Biotechnology, Inc. (a) ............................................... 4,295 12
Pyxis Oncology, Inc. (a) (b) ................................................ 5,069 8
Q32 Bio, Inc. (a) (b) ...................................................... 571 2
Quanterix Corp. (a) ...................................................... 4,417 41
Quantum-Si, Inc. (a) ..................................................... 12,019 24
QuidelOrtho Corp. (a) .................................................... 8,167 355
RadNet, Inc. (a) ........................................................ 7,986 523
Rapport Therapeutics, Inc. (a) (b) ............................................ 2,153 35

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Recursion Pharmaceuticals, Inc. , Class A (a) (b) .................................. 39,761 $ 288
REGENXBIO, Inc. (a) ................................................... 5,527 45
Relay Therapeutics, Inc. (a) ................................................ 15,189 68
Renovaro, Inc. (a) ....................................................... 9,507 7
Repligen Corp. (a) ....................................................... 6,425 1,068
Replimune Group, Inc. (a) ................................................. 7,563 106
Revance Therapeutics, Inc. (a) .............................................. 11,743 43
Revolution Medicines, Inc. (a) .............................................. 18,861 810
Rezolute, Inc. (a) ....................................................... 6,000 32
Rhythm Pharmaceuticals, Inc. (a) ............................................ 6,614 393
Rigel Pharmaceuticals, Inc. (a) .............................................. 2,128 46
Rocket Pharmaceuticals, Inc. (a) ............................................. 10,232 110
Royalty Pharma PLC , Class A .............................................. 46,894 1,481
RxSight, Inc. (a) ........................................................ 4,716 160
Sage Therapeutics, Inc. (a) ................................................. 6,640 48
Sagimet Biosciences, Inc. , Class A (a) ......................................... 2,515 11
Sana Biotechnology, Inc. (a) (b) ............................................. 15,087 49
Sanara Medtech, Inc. (a) (b) ................................................ 373 14
Sangamo Therapeutics, Inc. (a) ............................................. 24,533 30
Sarepta Therapeutics, Inc. (a) ............................................... 10,957 1,246
Savara, Inc. (a) ......................................................... 11,203 30
Scholar Rock Holding Corp. (a) ............................................. 8,614 348
Schrodinger, Inc. (a) ..................................................... 7,647 192
Scilex Holding Co. (a) (b) (f) (g) .............................................. 7,057 3
Scilex Holding Co. (a) .................................................... 71 — (d)
scPharmaceuticals, Inc. (a) ................................................. 4,254 14
Seer, Inc. (a) ........................................................... 4,592 11
Select Medical Holdings Corp. ............................................. 13,077 257
Semler Scientific, Inc. (a) (b) ............................................... 812 42
Senseonics Holdings, Inc. (a) (b) ............................................. 68,046 65
Sensus Healthcare, Inc. (a) ................................................. 1,636 13
Septerna, Inc. (a) ........................................................ 3,828 65
Sera Prognostics, Inc. , Class A (a) ........................................... 2,621 17
Seres Therapeutics, Inc. (a) (b) .............................................. 15,380 13
SI-BONE, Inc. (a) ....................................................... 4,549 76
SIGA Technologies, Inc. .................................................. 4,996 30
Sight Sciences, Inc. (a) ................................................... 3,624 10
Simulations Plus, Inc. .................................................... 2,025 70
Skye Bioscience, Inc. (a) .................................................. 2,165 7
Soleno Therapeutics, Inc. (a) ............................................... 3,957 199
Solid Biosciences, Inc. (a) ................................................. 4,045 13
Solventum Corp. (a) ..................................................... 17,047 1,263
Sonida Senior Living, Inc. (a) (b) ............................................ 2,143 49
Sotera Health Co. (a) ..................................................... 18,823 258
SpringWorks Therapeutics, Inc. (a) ........................................... 8,109 304
Spyre Therapeutics, Inc. (a) ................................................ 6,163 142
STAAR Surgical Co. (a) .................................................. 6,033 146
Standard BioTools, Inc. (a) ................................................ 44,393 69
Stereotaxis, Inc. (a) ...................................................... 8,613 21
Stoke Therapeutics, Inc. (a) ................................................ 5,077 58
Supernus Pharmaceuticals, Inc. (a) ........................................... 6,516 250
Surgery Partners, Inc. (a) .................................................. 9,116 232
Surmodics, Inc. (a) ...................................................... 1,692 58
Sutro Biopharma, Inc. (a) .................................................. 9,404 18
Syndax Pharmaceuticals, Inc. (a) ............................................ 9,991 142
Tactile Systems Technology, Inc. (a) .......................................... 2,871 50
Talkspace, Inc. (a) ....................................................... 16,809 52
Tandem Diabetes Care, Inc. (a) .............................................. 8,035 298
Tango Therapeutics, Inc. (a) ................................................ 6,102 18
Tarsus Pharmaceuticals, Inc. (a) ............................................. 4,015 216
Taysha Gene Therapies, Inc. (a) ............................................. 18,928 28
Tectonic Therapeutic, Inc. (a) (b) ............................................. 960 52
Tela Bio, Inc. (a) ........................................................ 3,791 10

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Teladoc Health, Inc. (a) ................................................... 20,768 $ 211
Teleflex, Inc. .......................................................... 5,708 1,029
Tempus AI, Inc. (a) (b) .................................................... 6,380 366
Tenaya Therapeutics, Inc. (a) (b) ............................................. 8,088 9
Tenet Healthcare Corp. (a) ................................................. 11,473 1,616
Terns Pharmaceuticals, Inc. (a) .............................................. 7,677 34
TG Therapeutics, Inc. (a) (b) ................................................ 17,314 549
The Ensign Group, Inc. ................................................... 6,816 952
The Joint Corp. (a) ...................................................... 1,818 20
The Pennant Group, Inc. (a) ................................................ 4,066 108
Theravance Biopharma, Inc. (a) ............................................. 5,587 52
Third Harmonic Bio, Inc. (a) ............................................... 2,148 11
Tourmaline Bio, Inc. (a) ................................................... 1,853 30
TransMedics Group, Inc. (a) ................................................ 3,997 270
Travere Therapeutics, Inc. (a) ............................................... 10,423 213
Treace Medical Concepts, Inc. (a) ............................................ 5,658 57
Trevi Therapeutics, Inc. (a) ................................................ 5,619 22
TruBridge, Inc. (a) ...................................................... 1,767 44
TScan Therapeutics, Inc. (a) ................................................ 5,362 14
TuHURA Biosciences, Inc. (a) (b) ............................................ 2,944 15
Twist Bioscience Corp. (a) ................................................. 6,946 364
Tyra Biosciences, Inc. (a) .................................................. 3,370 49
U.S. Physical Therapy, Inc. ................................................ 1,830 162
UFP Technologies, Inc. (a) ................................................. 909 250
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 10,267 442
United Therapeutics Corp. (a) .............................................. 5,400 1,896
Universal Health Services, Inc. , Class B ....................................... 6,837 1,289
Upstream Bio, Inc. (a) (b) .................................................. 1,954 21
Utah Medical Products, Inc. ............................................... 389 24
Vanda Pharmaceuticals, Inc. (a) ............................................. 6,804 30
Varex Imaging Corp. (a) .................................................. 5,002 69
Vaxart, Inc. (a) ......................................................... 27,783 19
Vaxcyte, Inc. (a) ........................................................ 14,824 1,309
Ventyx Biosciences, Inc. (a) ................................................ 6,573 13
Vera Therapeutics, Inc. (a) ................................................. 6,044 225
Veracyte, Inc. (a) ........................................................ 9,407 428
Verastem, Inc. (a) ....................................................... 4,884 30
Vericel Corp. (a) ........................................................ 6,027 353
Verve Therapeutics, Inc. (a) ................................................ 7,776 59
Viking Therapeutics, Inc. (a) ............................................... 13,314 436
Vir Biotechnology, Inc. (a) ................................................. 10,807 112
Viridian Therapeutics, Inc. (a) .............................................. 8,684 168
Voyager Therapeutics, Inc. (a) .............................................. 5,567 30
WaVe Life Sciences Ltd. (a) ................................................ 14,491 168
Waystar Holding Corp. (a) ................................................. 9,609 386
XBiotech, Inc. (a) ....................................................... 2,438 8
Xencor, Inc. (a) ......................................................... 8,117 148
Xeris Biopharma Holdings, Inc. (a) .......................................... 17,419 62
XOMA Royalty Corp. (a) ................................................. 1,439 38
Y-mAbs Therapeutics, Inc. (a) .............................................. 4,586 27
Zenas Biopharma, Inc. (a) (b) ............................................... 1,403 11
Zentalis Pharmaceuticals, Inc. (a) ............................................ 7,591 13
Zevra Therapeutics, Inc. (a) ................................................ 6,540 51
Zimvie, Inc. (a) ......................................................... 3,336 46
Zomedica Corp. (a) ...................................................... 118,626 15
Zymeworks, Inc. (a) ..................................................... 8,213 120
Zynex, Inc. (a) (b) ....................................................... 2,098 16
99,704
Industrials (17.9%):
374Water, Inc. (a) ....................................................... 8,974 5
3D Systems Corp. (a) .................................................... 16,077 58
A.O. Smith Corp. ....................................................... 14,534 978
AAON, Inc. ........................................................... 8,261 961

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
AAR Corp. (a) ......................................................... 4,308 $ 292
ABM Industries, Inc. .................................................... 7,626 407
ACCO Brands Corp. .................................................... 10,973 58
Acme United Corp. ..................................................... 402 15
Acuity Brands, Inc. ..................................................... 3,787 1,259
ACV Auctions, Inc. , Class A (a) ............................................. 18,866 399
Advanced Drainage Systems, Inc. ........................................... 8,737 1,056
AECOM ............................................................. 16,256 1,714
AeroVironment, Inc. (a) ................................................... 3,437 619
AerSale Corp. (a) ....................................................... 3,560 24
AGCO Corp. .......................................................... 7,637 798
Air Lease Corp. ........................................................ 12,810 592
Air Transport Services Group, Inc. (a) ......................................... 6,297 140
Alamo Group, Inc. ...................................................... 1,421 264
Alaska Air Group, Inc. (a) ................................................. 15,576 1,141
Albany International Corp. ................................................ 3,810 308
Alight, Inc. , Class A ..................................................... 48,705 334
Allegiant Travel Co. ..................................................... 1,918 196
Allegion PLC ......................................................... 10,678 1,417
Allient, Inc. ........................................................... 1,743 44
Allison Transmission Holdings, Inc. ......................................... 10,619 1,248
Alta Equipment Group, Inc. (b) ............................................. 2,499 18
Amentum Holdings, Inc. (a) ................................................ 16,640 349
Ameresco, Inc. , Class A (a) ................................................ 3,937 89
American Airlines Group, Inc. (a) ............................................ 79,939 1,353
American Superconductor Corp. (a) .......................................... 4,648 122
American Woodmark Corp. (a) .............................................. 1,820 142
Amprius Technologies, Inc. (a) (b) ............................................ 9,382 31
API Group Corp. (a) ..................................................... 30,333 1,157
Apogee Enterprises, Inc. .................................................. 2,652 135
Applied Industrial Technologies, Inc. ......................................... 4,692 1,220
ArcBest Corp. ......................................................... 2,830 271
Archer Aviation, Inc. , Class A (a) (b) .......................................... 35,726 338
Arcosa, Inc. ........................................................... 5,912 599
Argan, Inc. ........................................................... 1,599 219
Aris Water Solutions, Inc. , Class A ........................................... 3,165 81
Armlogi Holding Corp. (a) ................................................. 1,389 6
Armstrong World Industries, Inc. ............................................ 5,310 802
Array Technologies, Inc. (a) ................................................ 18,410 135
ASGN, Inc. (a) ......................................................... 5,258 464
Astec Industries, Inc. .................................................... 2,755 96
Astronics Corp. (a) ...................................................... 3,576 63
Asure Software, Inc. (a) ................................................... 3,055 36
Atkore, Inc. ........................................................... 4,244 346
Avis Budget Group, Inc. (a) ................................................ 4,194 376
AZZ, Inc. ............................................................ 3,608 310
Babcock & Wilcox Enterprises, Inc. (a) ........................................ 10,959 15
Barrett Business Services, Inc. ............................................. 3,083 134
Beacon Roofing Supply, Inc. (a) ............................................. 7,570 896
BlackSky Technology, Inc. (a) .............................................. 2,943 44
Blade Air Mobility, Inc. (a) ................................................ 6,927 27
Blink Charging Co. (a) (b) ................................................. 11,735 14
Bloom Energy Corp. , Class A (a) (b) .......................................... 23,824 562
Blue Bird Corp. (a) ...................................................... 3,905 139
BlueLinx Holdings, Inc. (a) ................................................ 986 106
Boise Cascade Co. ...................................................... 4,679 590
Bowman Consulting Group Ltd. (a) .......................................... 1,746 44
Brady Corp. , Class A .................................................... 5,374 400
Bridger Aerospace Group Holdings, Inc. (a) (b) .................................. 1,670 5
BrightView Holdings, Inc. (a) .............................................. 7,321 115
BWX Technologies, Inc. .................................................. 11,225 1,268
Byrna Technologies, Inc. (a) ................................................ 2,134 58
C.H. Robinson Worldwide, Inc. ............................................. 14,467 1,439

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
CACI International, Inc. , Class A (a) ......................................... 2,729 $ 1,054
Cadre Holdings, Inc. ..................................................... 3,263 126
Casella Waste Systems, Inc. (a) ............................................. 7,630 821
CBIZ, Inc. (a) .......................................................... 5,871 504
CECO Environmental Corp. (a) ............................................. 3,660 104
ChargePoint Holdings, Inc. (a) (b) ............................................ 49,624 48
Chart Industries, Inc. (a) .................................................. 5,245 1,110
Civeo Corp. ........................................................... 1,529 36
Clean Harbors, Inc. (a) ................................................... 6,252 1,457
Columbus McKinnon Corp. ............................................... 3,444 125
Comfort Systems USA, Inc. ............................................... 4,320 1,887
Concentrix Corp. ....................................................... 5,681 297
Concrete Pumping Holdings, Inc. ........................................... 2,797 24
Conduent, Inc. (a) ....................................................... 17,597 70
Construction Partners, Inc. , Class A (a) ........................................ 5,613 451
Core & Main, Inc. , Class A (a) .............................................. 23,352 1,318
CoreCivic, Inc. (a) ...................................................... 13,245 271
Covenant Logistics Group, Inc. ............................................. 1,948 54
CRA International, Inc. ................................................... 800 147
Crane Co. ............................................................ 6,989 1,190
CSG Systems International, Inc. ............................................ 3,438 202
CSW Industrials, Inc. .................................................... 2,045 674
Curtiss-Wright Corp. .................................................... 4,652 1,614
Custom Truck One Source, Inc. (a) ........................................... 6,382 33
Dayforce, Inc. (a) ....................................................... 18,322 1,296
Deluxe Corp. .......................................................... 5,361 124
Desktop Metal, Inc. , Class A (a) ............................................. 2,318 5
Distribution Solutions Group, Inc. (a) ......................................... 1,151 37
DLH Holdings Corp. (a) .................................................. 1,479 11
DNOW, Inc. (a) ........................................................ 12,782 190
Donaldson Co., Inc. ..................................................... 14,629 1,041
Douglas Dynamics, Inc. .................................................. 2,762 71
Driven Brands Holdings, Inc. (a) ............................................ 7,150 118
Ducommun, Inc. (a) ..................................................... 1,694 116
Dun & Bradstreet Holdings, Inc. ............................................ 36,607 450
DXP Enterprises, Inc. (a) .................................................. 1,567 159
Dycom Industries, Inc. (a) ................................................. 3,463 655
Energy Recovery, Inc. (a) ................................................. 6,904 99
Energy Vault Holdings, Inc. (a) (b) ........................................... 10,657 19
Enerpac Tool Group Corp. ................................................ 6,573 297
EnerSys .............................................................. 4,817 468
Ennis, Inc. ............................................................ 3,014 63
Enovix Corp. (a) (b) ...................................................... 19,621 237
Enpro, Inc. ........................................................... 2,570 477
Enviri Corp. (a) ......................................................... 9,537 91
Eos Energy Enterprises, Inc. (a) ............................................. 26,072 150
Esab Corp. ............................................................ 6,975 864
ESCO Technologies, Inc. ................................................. 3,120 414
Everus Construction Group, Inc. (a) .......................................... 6,277 432
EVI Industries, Inc. ..................................................... 687 12
ExlService Holdings, Inc. (a) ............................................... 19,143 962
Exponent, Inc. ......................................................... 6,179 566
Federal Signal Corp. ..................................................... 7,351 723
First Advantage Corp. (a) .................................................. 9,563 181
Flowserve Corp. ........................................................ 16,114 1,009
Fluence Energy, Inc. (a) (b) ................................................. 9,176 119
Fluor Corp. (a) ......................................................... 20,882 1,007
Forrester Research, Inc. (a) ................................................ 1,394 21
Fortune Brands Innovations, Inc. ............................................ 15,209 1,090
Forward Air Corp. (a) .................................................... 2,480 80
Franklin Covey Co. (a) ................................................... 1,366 52
Franklin Electric Co., Inc. ................................................. 4,826 483
FreightCar America, Inc. (a) ................................................ 1,763 22

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Freyr Battery, Inc. (a) (b) .................................................. 14,957 $ 28
Frontier Group Holdings, Inc. (a) ............................................ 9,951 84
FTAI Aviation Ltd. ...................................................... 12,458 1,252
FTAI Infrastructure, Inc. .................................................. 13,429 94
FTI Consulting, Inc. (a) ................................................... 4,360 852
FuelCell Energy, Inc. (a) (b) ................................................ 2,504 19
Gates Industrial Corp. PLC (a) .............................................. 29,975 620
GATX Corp. .......................................................... 4,304 712
Genco Shipping & Trading Ltd. ............................................. 5,156 75
Gencor Industries, Inc. (a) ................................................. 1,234 19
Generac Holdings, Inc. (a) ................................................. 7,206 1,076
Genpact Ltd. .......................................................... 19,899 969
Gibraltar Industries, Inc. (a) ................................................ 3,701 227
Global Industrial Co. .................................................... 966 24
GMS, Inc. (a) .......................................................... 4,750 401
GrafTech International Ltd. (a) .............................................. 22,901 34
Graham Corp. (a) ....................................................... 1,265 57
Granite Construction, Inc. ................................................. 5,338 471
Great Lakes Dredge & Dock Corp. (a) ........................................ 8,084 89
Griffon Corp. .......................................................... 4,925 373
GXO Logistics, Inc. (a) ................................................... 14,436 656
H&E Equipment Services, Inc. ............................................. 3,945 350
Hayward Holdings, Inc. (a) ................................................ 21,529 324
Healthcare Services Group, Inc. (a) ........................................... 8,935 99
Heartland Express, Inc. ................................................... 5,427 62
Heidrick & Struggles International, Inc. ....................................... 2,428 113
Helios Technologies, Inc. ................................................. 4,065 181
Herc Holdings, Inc. ..................................................... 3,452 704
Hertz Global Holdings, Inc. (a) (b) ........................................... 36,476 151
Hexcel Corp. .......................................................... 9,908 646
Hillenbrand, Inc. ....................................................... 8,575 291
Hillman Solutions Corp. (a) ................................................ 23,944 239
HireQuest, Inc. ........................................................ 676 9
HNI Corp. ............................................................ 5,748 287
Hub Group, Inc. , Class A ................................................. 7,344 328
Hudson Technologies, Inc. (a) .............................................. 4,822 28
Huntington Ingalls Industries, Inc. ........................................... 4,787 944
Hurco Cos., Inc. ........................................................ 733 16
Huron Consulting Group, Inc. (a) ............................................ 2,134 271
Hyliion Holdings Corp. (a) (b) .............................................. 14,659 34
Hyster-Yale, Inc. ....................................................... 1,151 62
IBEX Holdings Ltd. (a) ................................................... 1,608 35
ICF International, Inc. ................................................... 2,281 266
IES Holdings, Inc. (a) .................................................... 2,369 524
Innodata, Inc. (a) (b) ..................................................... 3,356 124
Innovative Solutions and Support, Inc. (a) ...................................... 1,311 15
Insperity, Inc. .......................................................... 4,357 327
Insteel Industries, Inc. .................................................... 2,277 65
Interface, Inc. ......................................................... 6,957 172
Intuitive Machines, Inc. (a) ................................................ 10,040 218
ITT, Inc. ............................................................. 9,980 1,507
Janus International Group, Inc. (a) ........................................... 16,674 138
JBT Marel Corp. ....................................................... 3,874 515
JELD-WEN Holding, Inc. (a) ............................................... 10,232 91
JetBlue Airways Corp. (a) ................................................. 36,098 238
Joby Aviation, Inc. (a) (b) .................................................. 54,164 447
Kadant, Inc. ........................................................... 1,432 534
Karat Packaging, Inc. .................................................... 847 26
KBR, Inc. ............................................................ 16,207 882
Kelly Services, Inc. , Class A ............................................... 3,807 54
Kennametal, Inc. ....................................................... 9,460 227
Kforce, Inc. ........................................................... 2,211 123
Kirby Corp. (a) ......................................................... 7,007 765

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Knight-Swift Transportation Holdings, Inc. .................................... 19,332 $ 1,104
Korn Ferry ........................................................... 6,264 443
Kratos Defense & Security Solutions, Inc. (a) ................................... 18,204 607
KULR Technology Group, Inc. (a) (b) ......................................... 24,470 51
L.B. Foster Co. , Class A (a) ................................................ 1,238 34
Landstar System, Inc. .................................................... 4,310 710
Legalzoom.com, Inc. (a) .................................................. 14,075 127
Leonardo DRS, Inc. (a) ................................................... 9,146 321
Limbach Holdings, Inc. (a) ................................................ 1,215 112
Lincoln Electric Holdings, Inc. ............................................. 6,641 1,320
Lindsay Corp. ......................................................... 1,324 178
Liquidity Services, Inc. (a) ................................................. 2,763 96
Loar Holdings, Inc. (a) ................................................... 8,366 665
LSI Industries, Inc. ...................................................... 3,207 68
Lyft, Inc. , Class A (a) .................................................... 43,676 591
ManpowerGroup, Inc. ................................................... 5,698 343
Marten Transport Ltd. .................................................... 7,092 109
Masco Corp. .......................................................... 26,487 2,100
MasTec, Inc. (a) ........................................................ 7,578 1,100
Mastech Digital, Inc. (a) .................................................. 408 6
Masterbrand, Inc. (a) ..................................................... 15,442 267
Matrix Service Co. (a) .................................................... 3,233 44
Matson, Inc. .......................................................... 4,002 568
Matthews International Corp. , Class A ........................................ 3,590 101
Maximus, Inc. ......................................................... 7,349 553
Mayville Engineering Co., Inc. (a) ........................................... 1,949 31
McGrath RentCorp ...................................................... 2,986 366
MDU Resources Group, Inc. ............................................... 24,411 435
Mercury Systems, Inc. (a) ................................................. 7,173 299
Microvast Holdings, Inc. (a) (b) ............................................. 21,998 33
Miller Industries, Inc. .................................................... 1,349 89
MillerKnoll, Inc. ....................................................... 8,417 189
Mistras Group, Inc. (a) ................................................... 2,261 22
Montrose Environmental Group, Inc. (a) ....................................... 3,609 75
Moog, Inc. , Class A ..................................................... 3,472 631
MRC Global, Inc. (a) ..................................................... 10,225 150
MSA Safety, Inc. ....................................................... 4,541 748
MSC Industrial Direct Co., Inc. ............................................. 5,389 433
Mueller Industries, Inc. ................................................... 13,520 1,065
Mueller Water Products, Inc. , Class A ........................................ 18,941 436
MYR Group, Inc. (a) ..................................................... 1,945 275
NANO Nuclear Energy, Inc. (a) (b) ........................................... 2,469 95
National Presto Industries, Inc. ............................................. 627 60
NeoVolta, Inc. (a) ....................................................... 3,497 13
NEXTracker, Inc. , Class A (a) .............................................. 17,159 865
Nikola Corp. (a) (b) ...................................................... 9,980 8
NN, Inc. (a) ........................................................... 5,416 16
Northwest Pipe Co. (a) ................................................... 1,181 57
NuScale Power Corp. (a) (b) ................................................ 10,628 253
NV5 Global, Inc. (a) ..................................................... 7,020 132
nVent Electric PLC ...................................................... 20,083 1,307
Omega Flex, Inc. ....................................................... 433 17
OPENLANE, Inc. (a) .................................................... 12,945 263
Orion Group Holdings, Inc. (a) .............................................. 4,456 35
Oshkosh Corp. ......................................................... 7,959 926
Owens Corning ........................................................ 10,465 1,931
Palladyne AI Corp. (a) (b) .................................................. 2,106 18
PAMT Corp. (a) ........................................................ 695 11
Pangaea Logistics Solutions Ltd. ............................................ 3,651 19
Park Aerospace Corp. .................................................... 2,157 31
Park-Ohio Holdings Corp. ................................................ 1,147 29
Parsons Corp. (a) ....................................................... 12,963 1,028
Paycom Software, Inc. ................................................... 6,277 1,303

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Paycor HCM, Inc. (a) .................................................... 10,100 $ 224
Paylocity Holding Corp. (a) ................................................ 5,418 1,114
Performant Healthcare, Inc. (a) .............................................. 8,549 20
Perma-Fix Environmental Services, Inc. (a) ..................................... 1,570 16
Perma-Pipe International Holdings, Inc. (a) ..................................... 875 13
Pitney Bowes, Inc. ...................................................... 20,100 179
Planet Labs PBC (a) ..................................................... 24,413 149
Plug Power, Inc. (a) (b) .................................................... 104,685 195
Powell Industries, Inc. ................................................... 1,156 277
Preformed Line Products Co. .............................................. 383 58
Primoris Services Corp. .................................................. 6,550 503
Proficient Auto Logistics, Inc. (a) ............................................ 2,581 25
Proto Labs, Inc. (a) ...................................................... 2,981 124
Pursuit Attractions and Hospitality, Inc. (a) ..................................... 2,527 100
Quad/Graphics, Inc. ..................................................... 3,291 22
Quanex Building Products Corp. ............................................ 5,776 121
Quest Resource Holding Corp. (a) ........................................... 2,168 13
Radiant Logistics, Inc. (a) ................................................. 4,387 31
RBC Bearings, Inc. (a) ................................................... 3,803 1,326
RCM Technologies, Inc. (a) ................................................ 623 12
Redwire Corp. (a) (b) ..................................................... 2,892 69
Regal Rexnord Corp. .................................................... 8,113 1,288
Resideo Technologies, Inc. (a) .............................................. 17,738 399
Resources Connection, Inc. ................................................ 3,976 33
REV Group, Inc. ....................................................... 6,264 217
Robert Half, Inc. ....................................................... 12,336 799
Rocket Lab USA, Inc. (a) (b) ............................................... 45,231 1,314
Rush Enterprises, Inc. , Class A ............................................. 8,543 519
RXO, Inc. (a) .......................................................... 19,511 500
Ryder System, Inc. ...................................................... 5,055 806
Safe Bulkers, Inc. ....................................................... 7,195 26
Saia, Inc. (a) ........................................................... 3,269 1,569
Schneider National, Inc. , Class B ............................................ 6,259 186
Science Applications International Corp. ...................................... 5,969 646
Sensata Technologies Holding PLC .......................................... 18,237 495
Shoals Technologies Group, Inc. , Class A (a) .................................... 20,345 97
Simpson Manufacturing Co., Inc. ........................................... 5,171 869
SiteOne Landscape Supply, Inc. (a) ........................................... 5,474 779
Skillsoft Corp. (a) ....................................................... 530 16
Sky Harbour Group Corp. (a) (b) ............................................. 2,016 22
SkyWest, Inc. (a) ........................................................ 4,810 582
Spire Global, Inc. (a) ..................................................... 2,279 39
Spirit AeroSystems Holdings, Inc. , Class A (a) .................................. 14,272 485
SPX Technologies, Inc. (a) ................................................. 5,503 817
Standardaero, Inc. (a) .................................................... 15,128 406
Standex International Corp. ................................................ 1,461 267
Steelcase, Inc. , Class A ................................................... 10,432 120
Sterling Infrastructure, Inc. (a) .............................................. 3,657 521
Sun Country Airlines Holdings, Inc. (a) ........................................ 5,649 96
Sunrun, Inc. (a) ......................................................... 26,860 243
Symbotic, Inc. (a) (b) ..................................................... 5,044 148
TaskUS, Inc. , Class A (a) .................................................. 2,130 35
Taylor Devices, Inc. (a) ................................................... 376 13
Tennant Co. ........................................................... 2,296 196
Terex Corp. ........................................................... 8,023 386
Tetra Tech, Inc. ........................................................ 32,831 1,208
The AZEK Co., Inc. (a) ................................................... 17,262 884
The Brink's Co. ........................................................ 5,353 500
The Eastern Co. ........................................................ 701 19
The GEO Group, Inc. (a) .................................................. 16,344 515
The Gorman-Rupp Co. ................................................... 2,545 98
The Greenbrier Cos., Inc. ................................................. 3,697 245
The Manitowoc Co., Inc. (a) ............................................... 4,160 42

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
The Middleby Corp. (a) ................................................... 6,541 $ 1,119
The Shyft Group, Inc. .................................................... 3,852 46
The Timken Co. ........................................................ 7,783 625
The Toro Co. .......................................................... 12,603 1,049
Thermon Group Holdings, Inc. (a) ........................................... 4,053 112
Titan International, Inc. (a) ................................................. 5,919 52
Titan Machinery, Inc. (a) .................................................. 2,543 48
Transcat, Inc. (a) ........................................................ 1,113 86
Trex Co., Inc. (a) ........................................................ 13,116 955
TriNet Group, Inc. ...................................................... 5,940 555
Trinity Industries, Inc. ................................................... 9,990 378
Triumph Group, Inc. (a) ................................................... 9,329 175
TrueBlue, Inc. (a) ....................................................... 3,484 28
TTEC Holdings, Inc. .................................................... 2,415 9
Tutor Perini Corp. (a) .................................................... 5,380 130
Twin Disc, Inc. ........................................................ 1,363 15
UFP Industries, Inc. ..................................................... 7,333 848
U-Haul Holding Co. ..................................................... 13,254 858
UL Solutions, Inc. , Class A ................................................ 7,557 407
Ultralife Corp. (a) ....................................................... 1,247 9
UniFirst Corp. ......................................................... 1,825 391
Universal Logistics Holdings, Inc. ........................................... 821 36
Upwork, Inc. (a) ........................................................ 14,890 235
V2X, Inc. (a) .......................................................... 2,082 109
Valmont Industries, Inc. .................................................. 2,430 806
Verra Mobility Corp. (a) .................................................. 20,162 532
Vestis Corp. ........................................................... 16,066 225
Vicor Corp. (a) ......................................................... 2,835 145
Virco Mfg. Corp. ....................................................... 1,668 18
Virgin Galactic Holdings, Inc. (a) (b) .......................................... 3,341 16
VSE Corp. ............................................................ 2,333 239
Wabash National Corp. ................................................... 5,176 81
Watts Water Technologies, Inc. , Class A ....................................... 3,327 688
Werner Enterprises, Inc. .................................................. 7,282 263
WESCO International, Inc. ................................................ 5,765 1,067
Wheels Up Experience, Inc. (a) (b) ........................................... 42,658 67
Willdan Group, Inc. (a) ................................................... 1,622 57
Willis Lease Finance Corp. ................................................ 291 56
WillScot Holdings Corp. (a) ................................................ 22,135 820
Woodward, Inc. ........................................................ 6,824 1,264
Xometry, Inc. , Class A (a) ................................................. 5,107 170
Zurn Elkay Water Solutions Corp. ........................................... 17,513 691
141,161
Information Technology (13.6%):
8x8, Inc. (a) ........................................................... 15,581 44
A10 Networks, Inc. ..................................................... 8,860 174
ACI Worldwide, Inc. (a) .................................................. 12,769 684
ACM Research, Inc. , Class A (a) ............................................ 6,002 123
Adeia, Inc. ............................................................ 12,681 163
ADTRAN Holdings, Inc. (a) ............................................... 9,078 94
Advanced Energy Industries, Inc. ........................................... 4,598 529
Aehr Test Systems (a) (b) .................................................. 3,409 39
Aeva Technologies, Inc. (a) ................................................ 3,830 16
Agilysys, Inc. (a) ....................................................... 3,284 296
Alarm.com Holdings, Inc. (a) ............................................... 5,764 350
Alkami Technology, Inc. (a) ................................................ 7,882 274
Allegro MicroSystems, Inc. (a) .............................................. 15,080 363
Alpha & Omega Semiconductor Ltd. (a) ....................................... 2,924 112
Altair Engineering, Inc. , Class A (a) .......................................... 7,240 799
Ambarella, Inc. (a) ...................................................... 4,831 371
Amdocs Ltd. .......................................................... 13,989 1,234
Amkor Technology, Inc. .................................................. 12,112 298
Amplitude, Inc. , Class A (a) ................................................ 9,322 114

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Appfolio, Inc. , Class A (a) ................................................. 2,723 $ 637
Appian Corp. , Class A (a) ................................................. 4,758 167
Applied Digital Corp. (a) (b) ................................................ 19,681 140
Applied Optoelectronics, Inc. (a) (b) .......................................... 5,163 144
Arlo Technologies, Inc. (a) ................................................. 11,632 136
Arrow Electronics, Inc. (a) ................................................. 6,431 750
Arteris, Inc. (a) ......................................................... 3,141 33
Asana, Inc. , Class A (a) ................................................... 10,193 217
Aspen Technology, Inc. (a) ................................................. 3,297 869
Astera Labs, Inc. (a) ..................................................... 14,247 1,445
Atomera, Inc. (a) (b) ..................................................... 3,379 30
AudioEye, Inc. (a) ....................................................... 773 15
Aurora Innovation, Inc. (a) ................................................. 120,028 816
AvePoint, Inc. (a) ....................................................... 12,425 233
Aviat Networks, Inc. (a) ................................................... 1,402 27
Avnet, Inc. ............................................................ 10,615 548
Axcelis Technologies, Inc. (a) .............................................. 3,941 268
Backblaze, Inc. , Class A (a) ................................................ 4,496 27
Badger Meter, Inc. ...................................................... 3,609 772
Bel Fuse, Inc. , Class B ................................................... 1,481 120
Belden, Inc. ........................................................... 4,902 571
Benchmark Electronics, Inc. ............................................... 4,291 183
BigBear.ai Holdings, Inc. (a) (b) ............................................. 14,521 62
BigCommerce Holdings, Inc. , Class 1 (a) ...................................... 7,784 47
BILL Holdings, Inc. (a) ................................................... 12,164 1,177
Bit Digital, Inc. (a) (b) .................................................... 18,825 59
Bitdeer Technologies Group (a) (b) ........................................... 4,179 77
Blackbaud, Inc. (a) ...................................................... 4,947 382
BlackLine, Inc. (a) ...................................................... 6,331 404
Blend Labs, Inc. , Class A (a) ............................................... 25,664 99
Box, Inc. , Class A (a) .................................................... 16,988 567
Braze, Inc. , Class A (a) ................................................... 8,583 395
Brightcove, Inc. (a) ...................................................... 5,124 23
C3.ai, Inc. , Class A (a) (b) ................................................. 13,800 433
Calix, Inc. (a) .......................................................... 7,294 289
CCC Intelligent Solutions Holdings, Inc. (a) .................................... 51,788 575
Cellebrite DI Ltd. (a) ..................................................... 10,600 255
Cerence, Inc. (a) ........................................................ 4,896 61
CEVA, Inc. (a) ......................................................... 2,811 91
Ciena Corp. (a) ......................................................... 17,509 1,526
Cipher Mining, Inc. (a) ................................................... 29,634 170
Cirrus Logic, Inc. (a) ..................................................... 6,513 654
Cleanspark, Inc. (a) (b) .................................................... 34,838 364
Clear Secure, Inc. , Class A ................................................ 10,243 242
Clearfield, Inc. (a) ....................................................... 1,464 53
Clearwater Analytics Holdings, Inc. , Class A (a) ................................. 21,917 617
Climb Global Solutions, Inc. ............................................... 472 60
Cognex Corp. ......................................................... 21,082 841
Coherent Corp. (a) ...................................................... 18,794 1,701
Cohu, Inc. (a) .......................................................... 5,593 128
CommScope Holding Co., Inc. (a) ........................................... 25,637 129
Commvault Systems, Inc. (a) ............................................... 5,292 843
CompoSecure, Inc. , Class A ............................................... 4,213 67
Confluent, Inc. , Class A (a) ................................................ 30,471 904
Consensus Cloud Solutions, Inc. (a) .......................................... 2,314 65
Core Scientific, Inc. (a) ................................................... 29,776 365
CoreCard Corp. (a) ...................................................... 701 16
Corsair Gaming, Inc. (a) .................................................. 5,529 51
Couchbase, Inc. (a) ...................................................... 4,916 87
CPI Card Group, Inc. (a) .................................................. 719 21
Crane NXT Co. ........................................................ 6,027 386
Credo Technology Group Holding Ltd. (a) ..................................... 16,593 1,162
Crexendo, Inc. (a) ....................................................... 1,486 9

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
CS Disco, Inc. (a) ....................................................... 2,741 $ 14
CSP, Inc. ............................................................. 834 17
CTS Corp. ............................................................ 3,609 184
Daktronics, Inc. (a) ...................................................... 5,139 84
Dave, Inc. (a) .......................................................... 1,097 105
Diebold Nixdorf, Inc. (a) .................................................. 4,562 197
Digi International, Inc. (a) ................................................. 4,395 137
Digimarc Corp. (a) ...................................................... 1,853 68
Digital Turbine, Inc. (a) ................................................... 11,313 30
DigitalOcean Holdings, Inc. (a) ............................................. 7,601 315
Diodes, Inc. (a) ......................................................... 5,521 326
DocuSign, Inc. (a) ....................................................... 24,642 2,384
Dolby Laboratories, Inc. , Class A ........................................... 7,324 613
Domo, Inc. , Class B (a) ................................................... 3,963 34
DoubleVerify Holdings, Inc. (a) ............................................. 17,485 360
Dropbox, Inc. , Class A (a) ................................................. 26,022 837
D-Wave Quantum, Inc. (a) (b) ............................................... 29,288 174
DXC Technology Co. (a) .................................................. 21,992 478
E2open Parent Holdings, Inc. (a) ............................................ 29,038 76
Eastman Kodak Co. (a) ................................................... 7,717 57
eGain Corp. (a) ......................................................... 2,278 14
Elastic NV (a) .......................................................... 10,597 1,193
Enfusion, Inc. , Class A (a) ................................................. 6,099 68
Enphase Energy, Inc. (a) .................................................. 15,980 995
EPAM Systems, Inc. (a) ................................................... 6,752 1,715
ePlus, Inc. (a) .......................................................... 3,232 258
Everspin Technologies, Inc. (a) .............................................. 2,179 13
Evolv Technologies Holdings, Inc. (a) (b) ...................................... 13,269 53
Expensify, Inc. , Class A (a) ................................................ 6,662 24
Extreme Networks, Inc. (a) ................................................ 15,798 250
F5, Inc. (a) ............................................................ 7,165 2,130
Fabrinet (a) ............................................................ 4,451 962
FARO Technologies, Inc. (a) ............................................... 2,237 71
Fastly, Inc. , Class A (a) ................................................... 15,781 165
Five9, Inc. (a) .......................................................... 9,128 374
FormFactor, Inc. (a) ..................................................... 9,449 378
Frequency Electronics, Inc. ................................................ 1,037 17
Freshworks, Inc. , Class A (a) ............................................... 21,201 394
Genasys, Inc. (a) ........................................................ 4,505 14
Gitlab, Inc. , Class A (a) ................................................... 15,318 1,115
Globant SA (a) ......................................................... 5,328 1,137
Grid Dynamics Holdings, Inc. (a) ............................................ 7,717 174
Guidewire Software, Inc. (a) ............................................... 10,227 2,161
Harmonic, Inc. (a) ....................................................... 13,887 157
HashiCorp, Inc. , Class A (a) ................................................ 18,883 646
Hut 8 Corp. (a) ......................................................... 10,269 223
Ichor Holdings Ltd. (a) ................................................... 4,046 111
Immersion Corp. (b) ..................................................... 3,541 30
Impinj, Inc. (a) ......................................................... 3,348 425
indie Semiconductor, Inc. , Class A (a) (b) ...................................... 22,106 91
Infinera Corp. (a) ....................................................... 26,915 178
Informatica, Inc. , Class A (a) ............................................... 20,525 527
Information Services Group, Inc. ............................................ 4,189 13
Innoviz Technologies Ltd. (a) (b) ............................................. 20,786 32
Inseego Corp. (a) ....................................................... 1,762 21
Insight Enterprises, Inc. (a) ................................................ 3,864 667
Intapp, Inc. (a) ......................................................... 8,619 614
InterDigital, Inc. (b) ..................................................... 3,056 559
IonQ, Inc. (a) (b) ........................................................ 22,972 907
IPG Photonics Corp. (a) ................................................... 3,079 226
Itron, Inc. (a) .......................................................... 5,495 590
Jamf Holding Corp. (a) ................................................... 7,214 109
Juniper Networks, Inc. ................................................... 40,306 1,405

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Kaltura, Inc. (a) ........................................................ 8,754 $ 22
Kimball Electronics, Inc. (a) ............................................... 3,003 55
Klaviyo, Inc. , Class A (a) .................................................. 6,445 297
Knowles Corp. (a) ....................................................... 10,592 200
Kopin Corp. (a) ......................................................... 18,394 32
Kulicke & Soffa Industries, Inc. ............................................. 6,394 284
Kyndryl Holdings, Inc. (a) ................................................. 28,195 1,070
Lattice Semiconductor Corp. (a) ............................................. 16,804 958
Life360, Inc. (a) ........................................................ 8,056 368
Lightwave Logic, Inc. (a) (b) ............................................... 14,982 27
Littelfuse, Inc. ......................................................... 3,024 721
LiveRamp Holdings, Inc. (a) ............................................... 7,792 265
Logility Supply Chain Solutions, Inc. ......................................... 4,044 57
Lumentum Holdings, Inc. (a) ............................................... 8,087 688
MACOM Technology Solutions Holdings, Inc. (a) ................................ 7,417 981
Magnachip Semiconductor Corp. (a) .......................................... 4,281 17
Manhattan Associates, Inc. (a) .............................................. 7,442 1,552
MARA Holdings, Inc. (a) (b) ............................................... 38,726 710
Matterport, Inc. (a) ...................................................... 34,145 178
MaxLinear, Inc. (a) ...................................................... 9,757 174
Meridianlink, Inc. (a) .................................................... 3,430 66
Methode Electronics, Inc. ................................................. 4,083 46
MicroVision, Inc. (a) (b) ................................................... 26,688 42
Mirion Technologies, Inc. (a) ............................................... 27,372 434
Mitek Systems, Inc. (a) ................................................... 5,568 57
MKS Instruments, Inc. ................................................... 8,246 934
M-Tron Industries, Inc. (a) ................................................. 291 17
N-able, Inc. (a) ......................................................... 8,198 79
Napco Security Technologies, Inc. ........................................... 4,323 159
Navitas Semiconductor Corp. (a) (b) .......................................... 14,072 43
nCino, Inc. (a) ......................................................... 12,078 411
NCR Voyix Corp. (a) ..................................................... 17,377 214
Neonode, Inc. (a) (b) ..................................................... 1,600 14
NETGEAR, Inc. (a) ..................................................... 3,276 91
NetScout Systems, Inc. (a) ................................................. 8,506 203
NextNav, Inc. (a) ........................................................ 5,860 73
nLight, Inc. (a) ......................................................... 5,643 63
Novanta, Inc. (a) ........................................................ 4,387 657
Nutanix, Inc. , Class A (a) .................................................. 30,780 2,117
NVE Corp. ........................................................... 588 42
Okta, Inc. (a) .......................................................... 19,895 1,874
Olo, Inc. , Class A (a) ..................................................... 13,065 96
ON24, Inc. (a) ......................................................... 4,401 30
OneSpan, Inc. ......................................................... 4,380 84
Onestream, Inc. (a) ...................................................... 3,000 89
Onto Innovation, Inc. (a) .................................................. 6,037 1,236
OSI Systems, Inc. (a) ..................................................... 1,930 379
Ouster, Inc. (a) ......................................................... 5,610 56
PagerDuty, Inc. (a) ...................................................... 10,407 193
PAR Technology Corp. (a) ................................................. 4,392 319
PC Connection, Inc. ..................................................... 1,484 110
PDF Solutions, Inc. (a) ................................................... 3,827 107
Pegasystems, Inc. ....................................................... 5,294 573
Penguin Solutions, Inc. (a) ................................................. 6,329 128
Photronics, Inc. (a) ...................................................... 7,512 173
Plexus Corp. (a) ........................................................ 3,279 465
Porch Group, Inc. (a) ..................................................... 7,357 33
Power Integrations, Inc. .................................................. 6,867 428
Powerfleet, Inc. (a) ...................................................... 15,359 91
Prairie Operating Co. (a) (b) ................................................ 961 8
Procore Technologies, Inc. (a) .............................................. 16,854 1,341
Progress Software Corp. .................................................. 5,203 298
PROS Holdings, Inc. (a) .................................................. 5,275 125

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Q2 Holdings, Inc. (a) ..................................................... 7,119 $ 677
Qorvo, Inc. (a) ......................................................... 11,556 959
Qualys, Inc. (a) ......................................................... 4,449 620
Quantum Computing, Inc. (a) (b) ............................................. 11,423 119
QXO, Inc. (a) (b) ........................................................ 47,576 632
Rackspace Technology, Inc. (a) ............................................. 7,502 20
Rambus, Inc. (a) ........................................................ 13,045 804
Rapid7, Inc. (a) ......................................................... 7,499 289
Red Cat Holdings, Inc. (a) (b) ............................................... 7,027 62
Red Violet, Inc. ........................................................ 1,323 48
ReposiTrak, Inc. (b) ..................................................... 1,438 30
Ribbon Communications, Inc. (a) ............................................ 17,701 73
Richardson Electronics Ltd. ............................................... 1,464 19
Rigetti Computing, Inc. (a) (b) .............................................. 25,049 330
Rimini Street, Inc. (a) .................................................... 5,841 17
RingCentral, Inc. , Class A (a) ............................................... 9,664 336
Riot Platforms, Inc. (a) (b) ................................................. 37,912 450
Rogers Corp. (a) ........................................................ 2,286 213
Rubrik, Inc. , Class A (a) .................................................. 7,069 518
Samsara, Inc. , Class A (a) ................................................. 30,541 1,573
Sanmina Corp. (a) ....................................................... 6,412 537
ScanSource, Inc. (a) ..................................................... 2,691 113
SecureWorks Corp. , Class A (a) ............................................. 1,422 12
SEMrush Holdings, Inc. , Class A (a) .......................................... 3,587 63
Semtech Corp. (a) ....................................................... 10,321 691
SentinelOne, Inc. , Class A (a) ............................................... 33,508 802
Silicon Laboratories, Inc. (a) ............................................... 3,908 530
Silvaco Group, Inc. (a) ................................................... 897 8
Sirius XM Holdings, Inc. ................................................. 41,322 992
SiTime Corp. (a) ........................................................ 2,253 460
SkyWater Technology, Inc. (a) (b) ............................................ 2,715 28
SmartRent, Inc. (a) ...................................................... 21,006 31
SolarEdge Technologies, Inc. (a) (b) .......................................... 7,036 92
SolarWinds Corp. ....................................................... 6,094 91
SoundHound AI, Inc. , Class A (a) (b) .......................................... 39,938 565
SoundThinking, Inc. (a) ................................................... 1,140 15
Sprinklr, Inc. , Class A (a) .................................................. 12,526 112
Sprout Social, Inc. , Class A (a) .............................................. 6,083 199
SPS Commerce, Inc. (a) ................................................... 4,574 845
Stratasys Ltd. (a) ........................................................ 7,027 65
Synaptics, Inc. (a) ....................................................... 4,830 410
TD SYNNEX Corp. ..................................................... 9,309 1,327
Telos Corp. (a) ......................................................... 6,288 20
Tenable Holdings, Inc. (a) ................................................. 14,546 627
Teradata Corp. (a) ....................................................... 11,607 370
Terawulf, Inc. (a) ....................................................... 35,236 168
The Hackett Group, Inc. .................................................. 3,043 94
TSS, Inc. (a) ........................................................... 1,474 21
TTM Technologies, Inc. (a) ................................................ 12,190 300
Tucows, Inc. , Class A (a) .................................................. 1,002 15
Turtle Beach Corp. (a) .................................................... 1,854 33
Twilio, Inc. , Class A (a) ................................................... 17,730 2,599
UiPath, Inc. , Class A (a) .................................................. 50,717 721
Ultra Clean Holdings, Inc. (a) .............................................. 5,406 199
Unisys Corp. (a) ........................................................ 8,096 54
Unity Software, Inc. (a) ................................................... 35,905 797
Universal Display Corp. .................................................. 5,400 810
Unusual Machines, Inc. (a) ................................................ 1,388 17
Varonis Systems, Inc. (a) .................................................. 13,342 605
Veeco Instruments, Inc. (a) ................................................. 6,830 173
Verint Systems, Inc. (a) ................................................... 7,538 191
Vertex, Inc. , Class A (a) ................................................... 7,276 420
Viant Technology, Inc. , Class A (a) ........................................... 1,844 41

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Viasat, Inc. (a) ......................................................... 13,223 $ 127
Viavi Solutions, Inc. (a) ................................................... 26,908 324
Vishay Intertechnology, Inc. ............................................... 15,119 256
Vishay Precision Group, Inc. (a) ............................................. 1,393 32
Vontier Corp. .......................................................... 18,415 710
Vuzix Corp. (a) (b) ....................................................... 7,503 31
Weave Communications, Inc. (a) ............................................ 6,710 109
Wolfspeed, Inc. (a) (b) .................................................... 15,590 96
Workiva, Inc. (a) ........................................................ 5,992 589
Xerox Holdings Corp. ................................................... 14,186 121
Xperi, Inc. (a) .......................................................... 5,312 48
Yext, Inc. (a) ........................................................... 12,802 84
Zeta Global Holdings Corp. , Class A (a) ....................................... 22,816 419
Zuora, Inc. , Class A (a) ................................................... 17,506 175
107,205
Materials (4.6%):
AdvanSix, Inc. ......................................................... 3,163 99
Albemarle Corp. ....................................................... 14,424 1,214
Alcoa Corp. ........................................................... 31,595 1,116
Algoma Steel Group, Inc. ................................................. 11,534 94
Alpha Metallurgical Resources, Inc. (a) ........................................ 1,346 247
American Vanguard Corp. ................................................. 3,328 21
AptarGroup, Inc. ....................................................... 8,136 1,279
Arcadium Lithium PLC (a) ................................................ 127,288 731
Ardagh Metal Packaging SA ............................................... 16,986 47
Arq, Inc. (a) ........................................................... 4,214 26
Arras Minerals Corp. (a) .................................................. 4,451 2
Ashland, Inc. .......................................................... 5,746 365
ASP Isotopes, Inc. (a) (b) .................................................. 5,754 33
Aspen Aerogels, Inc. (a) .................................................. 9,945 116
ATI, Inc. (a) ........................................................... 17,380 992
Avient Corp. .......................................................... 11,033 473
Axalta Coating Systems Ltd. (a) ............................................. 26,768 962
Balchem Corp. ......................................................... 3,990 638
Berry Global Group, Inc. ................................................. 14,138 960
Cabot Corp. ........................................................... 6,601 571
Carpenter Technology Corp. ............................................... 5,828 1,125
Celanese Corp. ......................................................... 13,413 953
Century Aluminum Co. (a) ................................................. 6,350 116
Clearwater Paper Corp. (a) ................................................. 1,966 63
Cleveland-Cliffs, Inc. (a) .................................................. 59,635 611
Coeur Mining, Inc. (a) .................................................... 48,430 320
Commercial Metals Co. .................................................. 13,890 674
Compass Minerals International, Inc. ......................................... 5,054 59
Contango ORE, Inc. (a) ................................................... 952 10
Core Molding Technologies, Inc. (a) .......................................... 957 14
Crown Holdings, Inc. .................................................... 14,610 1,284
Dakota Gold Corp. (a) .................................................... 8,093 18
Eagle Materials, Inc. ..................................................... 4,084 1,049
Eastman Chemical Co. ................................................... 14,193 1,414
Ecovyst, Inc. (a) ........................................................ 12,970 101
Element Solutions, Inc. ................................................... 27,356 706
Flotek Industries, Inc. (a) .................................................. 3,513 33
FMC Corp. ........................................................... 15,280 852
Ginkgo Bioworks Holdings, Inc. (a) (b) ........................................ 4,526 60
Graphic Packaging Holding Co. ............................................ 36,524 1,002
Greif, Inc. , Class A ...................................................... 3,156 193
H.B. Fuller Co. ........................................................ 6,705 423
Hawkins, Inc. ......................................................... 2,352 251
Hecla Mining Co. ....................................................... 73,419 417
Huntsman Corp. ........................................................ 20,061 338
Idaho Strategic Resources, Inc. (a) ........................................... 1,471 19
Ingevity Corp. (a) ....................................................... 4,435 201

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Innospec, Inc. ......................................................... 3,036 $ 344
Intrepid Potash, Inc. (a) ................................................... 1,217 32
Kaiser Aluminum Corp. .................................................. 1,936 136
Knife River Corp. (a) .................................................... 6,925 717
Koppers Holdings, Inc. ................................................... 2,386 71
Louisiana-Pacific Corp. .................................................. 8,512 996
LSB Industries, Inc. (a) ................................................... 5,942 50
Magnera Corp. (a) ....................................................... 4,328 81
Materion Corp. ........................................................ 2,514 254
Mativ Holdings, Inc. ..................................................... 6,533 62
McEwen Mining, Inc. (a) .................................................. 5,476 45
Mercer International, Inc. ................................................. 4,708 32
Metallus, Inc. (a) ........................................................ 4,495 67
Minerals Technologies, Inc. ................................................ 3,883 298
MP Materials Corp. (a) (b) ................................................. 14,241 313
Myers Industries, Inc. .................................................... 4,512 54
NewMarket Corp. ...................................................... 958 477
Northern Technologies International Corp. ..................................... 962 11
Novusterra, Inc. (a) (c) .................................................... 579 —
O-I Glass, Inc. (a) ....................................................... 18,686 223
Olin Corp. ............................................................ 14,309 419
Olympic Steel, Inc. ...................................................... 1,206 42
Origin Materials, Inc. (a) .................................................. 15,499 15
Orion SA ............................................................. 6,844 95
Pactiv Evergreen, Inc. .................................................... 4,888 87
Perimeter Solutions, Inc. (a) ................................................ 17,010 213
Perpetua Resources Corp. (a) ............................................... 8,599 101
Piedmont Lithium, Inc. (a) (b) ............................................... 2,471 20
PureCycle Technologies, Inc. (a) ............................................ 18,612 173
Quaker Chemical Corp. .................................................. 1,680 237
Radius Recycling, Inc. ................................................... 3,134 38
Ramaco Resources, Inc. , Class A ............................................ 3,787 36
Ranpak Holdings Corp. (a) ................................................ 9,050 66
Rayonier Advanced Materials, Inc. (a) ........................................ 7,751 62
Royal Gold, Inc. ........................................................ 8,076 1,129
Ryerson Holding Corp. ................................................... 3,284 73
Sealed Air Corp. ....................................................... 17,627 614
Sensient Technologies Corp. ............................................... 4,368 330
Silgan Holdings, Inc. .................................................... 10,389 572
Smith-Midland Corp. (a) .................................................. 553 22
Sonoco Products Co. .................................................... 11,994 571
Stepan Co. ............................................................ 2,646 168
Summit Materials, Inc. , Class A (a) .......................................... 14,728 770
SunCoke Energy, Inc. .................................................... 10,248 96
Sylvamo Corp. ......................................................... 4,211 337
The Chemours Co. ...................................................... 18,278 347
The Mosaic Co. ........................................................ 38,829 1,083
The Scotts Miracle-Gro Co. ............................................... 5,348 380
TMC the metals Co., Inc. (a) (b) ............................................. 17,440 28
Tredegar Corp. (a) ....................................................... 3,684 29
TriMas Corp. .......................................................... 4,130 100
Trinseo PLC .......................................................... 4,115 17
Tronox Holdings PLC ................................................... 14,456 148
United States Lime & Minerals, Inc. ......................................... 1,317 146
United States Steel Corp. ................................................. 27,399 1,010
Warrior Met Coal, Inc. ................................................... 6,334 334
Worthington Steel, Inc. ................................................... 4,011 117
36,580
Real Estate (6.9%):
Acadia Realty Trust ..................................................... 14,654 338
Agree Realty Corp. ..................................................... 12,530 909
Alexander & Baldwin, Inc. ................................................ 8,768 156
Alexander's, Inc. ....................................................... 262 50

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Alpine Income Property Trust, Inc. .......................................... 1,605 $ 27
American Assets Trust, Inc. ................................................ 5,680 138
American Healthcare REIT, Inc. ............................................ 18,685 529
American Homes 4 Rent , Class A ........................................... 41,899 1,451
Americold Realty Trust, Inc. ............................................... 34,903 763
AMREP Corp. (a) ....................................................... 321 10
Anywhere Real Estate, Inc. (a) .............................................. 11,976 43
Apartment Investment and Management Co. .................................... 15,961 144
Apple Hospitality REIT, Inc. ............................................... 27,572 426
Armada Hoffler Properties, Inc. ............................................. 9,597 94
Belpointe Prep LLC (a) ................................................... 449 28
Braemar Hotels & Resorts, Inc. ............................................. 7,198 18
Brandywine Realty Trust ................................................. 20,677 113
Brixmor Property Group, Inc. .............................................. 36,947 963
Broadstone Net Lease, Inc. ................................................ 23,011 362
BRT Apartments Corp. ................................................... 1,336 23
BXP, Inc. ............................................................. 19,435 1,421
Camden Property Trust ................................................... 12,936 1,471
CareTrust REIT, Inc. .................................................... 22,991 609
CBL & Associates Properties, Inc. ........................................... 3,150 96
Centerspace ........................................................... 2,024 123
Chatham Lodging Trust .................................................. 5,869 51
City Office REIT, Inc. .................................................... 4,753 25
Community Healthcare Trust, Inc. ........................................... 3,308 66
Compass, Inc. , Class A (a) ................................................. 53,023 384
COPT Defense Properties ................................................. 13,831 407
Cousins Properties, Inc. .................................................. 20,493 626
CTO Realty Growth, Inc. ................................................. 3,358 66
CubeSmart ........................................................... 27,626 1,152
Curbline Properties Corp. ................................................. 11,741 287
Cushman & Wakefield PLC (a) ............................................. 27,985 386
DiamondRock Hospitality Co. .............................................. 24,885 218
DigitalBridge Group, Inc. ................................................. 21,201 233
Diversified Healthcare Trust ............................................... 26,631 66
Douglas Elliman, Inc. (a) .................................................. 8,669 15
Douglas Emmett, Inc. .................................................... 19,816 364
Easterly Government Properties, Inc. ......................................... 12,179 138
EastGroup Properties, Inc. ................................................ 6,035 1,024
Elme Communities ...................................................... 10,716 164
Empire State Realty Trust, Inc. ............................................. 16,734 160
EPR Properties ........................................................ 9,134 421
Equity Commonwealth (a) ................................................. 12,458 22
Equity LifeStyle Properties, Inc. ............................................ 22,889 1,498
Essential Properties Realty Trust, Inc. ........................................ 21,464 689
eXp World Holdings, Inc. (b) ............................................... 9,622 109
Farmland Partners, Inc. ................................................... 5,362 63
Federal Realty Investment Trust ............................................ 10,390 1,129
First Industrial Realty Trust, Inc. ............................................ 16,167 863
Five Point Holdings LLC , Class A (a) ......................................... 6,898 45
Forestar Group, Inc. (a) ................................................... 2,297 55
Four Corners Property Trust, Inc. ............................................ 11,758 323
Franklin Street Properties Corp. ............................................. 9,154 17
FrontView REIT, Inc. (b) .................................................. 1,794 31
FRP Holdings, Inc. (a) .................................................... 1,518 46
Getty Realty Corp. (b) .................................................... 6,244 194
Gladstone Commercial Corp. .............................................. 5,339 87
Gladstone Land Corp. .................................................... 4,144 45
Global Medical REIT, Inc. ................................................ 7,767 61
Global Net Lease, Inc. ................................................... 24,610 177
Healthcare Realty Trust, Inc. ............................................... 43,309 725
Healthpeak Properties, Inc. ................................................ 85,924 1,775
Highwoods Properties, Inc. ................................................ 12,842 383
Host Hotels & Resorts, Inc. ................................................ 85,021 1,421

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Howard Hughes Holdings, Inc. (a) ........................................... 6,108 $ 466
Hudson Pacific Properties, Inc. ............................................. 16,899 53
Independence Realty Trust, Inc. ............................................. 27,534 529
Industrial Logistics Properties Trust .......................................... 7,142 28
Innovative Industrial Properties, Inc. ......................................... 3,439 246
InvenTrust Properties Corp. ............................................... 9,461 281
JBG SMITH Properties ................................................... 10,397 161
Jones Lang LaSalle, Inc. (a) ................................................ 5,795 1,639
Kennedy-Wilson Holdings, Inc. ............................................. 14,559 132
Kilroy Realty Corp. ..................................................... 14,229 555
Kimco Realty Corp. ..................................................... 81,293 1,825
Kite Realty Group Trust .................................................. 26,846 621
Lamar Advertising Co. , Class A ............................................. 10,744 1,358
Landbridge Co. LLC .................................................... 2,066 134
Lineage, Inc. .......................................................... 8,570 514
LTC Properties, Inc. ..................................................... 5,462 188
LXP Industrial Trust ..................................................... 35,474 295
Marcus & Millichap, Inc. ................................................. 2,990 114
Maui Land & Pineapple Co., Inc. (a) .......................................... 928 19
Medical Properties Trust, Inc. (b) ............................................ 63,785 299
Modiv Industrial, Inc. .................................................... 1,077 16
National Health Investors, Inc. ............................................. 5,335 363
National Storage Affiliates Trust ............................................ 8,551 318
NET Lease Office Properties (a) ............................................. 1,809 58
NETSTREIT Corp. ..................................................... 10,000 145
Newmark Group, Inc. , Class A ............................................. 17,050 241
NexPoint Diversified Real Estate Trust (a) ...................................... 4,375 24
NexPoint Residential Trust, Inc. ............................................ 2,652 105
NNN REIT, Inc. ........................................................ 22,930 903
Offerpad Solutions, Inc. (a) (b) .............................................. 1,898 4
Omega Healthcare Investors, Inc. ........................................... 33,192 1,230
One Liberty Properties, Inc. ............................................... 1,891 49
Opendoor Technologies, Inc. (a) ............................................. 73,464 101
Orion Office REIT, Inc. ................................................... 6,770 27
Outfront Media, Inc. (a) ................................................... 16,141 297
Paramount Group, Inc. ................................................... 22,538 110
Park Hotels & Resorts, Inc. ................................................ 24,781 334
Pebblebrook Hotel Trust .................................................. 14,441 190
Phillips Edison & Co., Inc. ................................................ 15,023 546
Piedmont Office Realty Trust, Inc. , Class A .................................... 15,057 132
Plymouth Industrial REIT, Inc. ............................................. 4,883 82
Postal Realty Trust, Inc. , Class A ............................................ 2,716 36
PotlatchDeltic Corp. ..................................................... 9,564 428
Rayonier, Inc. ......................................................... 18,193 476
RE/MAX Holdings, Inc. (a) ................................................ 2,082 21
Redfin Corp. (a) ........................................................ 14,613 117
Regency Centers Corp. ................................................... 22,200 1,595
Retail Opportunity Investments Corp. ........................................ 15,255 266
Rexford Industrial Realty, Inc. .............................................. 27,346 1,112
RLJ Lodging Trust ...................................................... 18,312 179
Ryman Hospitality Properties, Inc. ........................................... 7,154 750
Sabra Health Care REIT, Inc. .............................................. 28,679 479
Safehold, Inc. ......................................................... 6,096 99
Saul Centers, Inc. ....................................................... 1,610 59
Seritage Growth Properties , Class A (a) ........................................ 4,465 17
Service Properties Trust .................................................. 18,956 54
Sila Realty Trust, Inc. .................................................... 6,719 167
SITE Centers Corp. (a) ................................................... 6,064 91
SL Green Realty Corp. ................................................... 8,834 595
STAG Industrial, Inc. .................................................... 22,422 766
Star Holdings (a) ........................................................ 1,417 13
Stratus Properties, Inc. (a) ................................................. 823 16
Summit Hotel Properties, Inc. .............................................. 12,956 87

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Sunstone Hotel Investors, Inc. .............................................. 24,454 $ 277
Tanger, Inc. ........................................................... 13,322 437
Tejon Ranch Co. (a) ..................................................... 3,029 49
Terreno Realty Corp. .................................................... 12,035 787
The Macerich Co. ...................................................... 30,008 624
The RMR Group, Inc. , Class A ............................................. 1,766 33
The St. Joe Co. ........................................................ 6,937 334
UMH Properties, Inc. .................................................... 9,051 163
Uniti Group, Inc. ....................................................... 28,090 153
Universal Health Realty Income Trust ........................................ 1,569 61
Urban Edge Properties ................................................... 15,373 313
Veris Residential, Inc. .................................................... 11,120 177
Vornado Realty Trust .................................................... 21,646 936
Whitestone REIT ....................................................... 5,444 73
WP Carey, Inc. ......................................................... 26,628 1,489
Xenia Hotels & Resorts, Inc. ............................................... 12,443 186
54,563
Utilities (2.2%):
ALLETE, Inc. ......................................................... 7,105 466
Altus Power, Inc. (a) (b) ................................................... 11,283 45
American States Water Co. ................................................ 4,616 344
Artesian Resources Corp. , Class A ........................................... 1,116 35
Avista Corp. .......................................................... 9,660 354
Black Hills Corp. ....................................................... 8,774 515
Cadiz, Inc. (a) .......................................................... 5,856 29
California Water Service Group ............................................. 7,268 329
Chesapeake Utilities Corp. ................................................ 2,745 336
Clearway Energy, Inc. , Class C ............................................. 14,043 364
Consolidated Water Co. Ltd. , Class OR ....................................... 1,838 48
Essential Utilities, Inc. ................................................... 33,767 1,198
Genie Energy Ltd. , Class B ................................................ 1,583 23
Global Water Resources, Inc. .............................................. 1,405 16
Hawaiian Electric Industries, Inc. (a) ......................................... 21,206 194
IDACORP, Inc. ........................................................ 6,535 718
MGE Energy, Inc. ...................................................... 4,449 400
Middlesex Water Co. .................................................... 2,142 108
Montauk Renewables, Inc. (a) (b) ............................................ 5,623 24
National Fuel Gas Co. ................................................... 11,033 773
New Jersey Resources Corp. ............................................... 12,225 586
Northwest Natural Holding Co. ............................................. 4,895 195
Northwestern Energy Group, Inc. ........................................... 7,498 404
OGE Energy Corp. ...................................................... 24,648 1,041
Oklo, Inc. (a) (b) ........................................................ 8,905 371
ONE Gas, Inc. ......................................................... 6,885 486
Ormat Technologies, Inc. ................................................. 7,434 477
Otter Tail Corp. ........................................................ 4,672 360
Pinnacle West Capital Corp. ............................................... 13,983 1,216
Portland General Electric Co. .............................................. 12,931 532
Pure Cycle Corp. (a) ..................................................... 2,849 34
ReNew Energy Global PLC (a) ............................................. 17,150 111
RGC Resources, Inc. .................................................... 1,010 22
SJW Group ........................................................... 3,755 189
Southwest Gas Holdings, Inc. .............................................. 7,605 568
Spire, Inc. ............................................................ 6,912 491
Sunnova Energy International, Inc. (a) (b) ...................................... 13,391 34
Talen Energy Corp. (a) ................................................... 6,134 1,360
The AES Corp. ........................................................ 87,449 962
The York Water Co. ..................................................... 1,752 54
TXNM Energy, Inc. ..................................................... 10,971 530
UGI Corp. ............................................................ 26,341 809

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Unitil Corp. ........................................................... 1,950 $ 104
17,255
Total Common Stocks (Cost $473,714)
a
a
a
785,583
Preferred Stocks (0.0%)
Communication Services (0.0%):
SRAX, Inc. (a) (c) ....................................................... 3,374 —
Total Preferred Stocks (Cost $—(d))
a
a
a
—
Rights (0.0%)(h)
Communication Services (0.0%):(h)
Communications Systems, Inc., CVR (a) (c) ..................................... 259 — (d)
Consumer Staples (0.0%):(h)
Spectrum Pharmaceuticals, Inc., CVR (a) (c) .................................... 20,024 — (d)
Health Care (0.0%):(h)
Akouos, Inc., CVR (a) (c) .................................................. 2,413 2
Albireo Pharma, Inc., CVR (a) (c) ............................................ 2,070 5
Applied Genetics, CVR (a) (c) .............................................. 7,439 — (d)
AstraZeneca PLC, CVR (a) (c) .............................................. 4,321 1
Carisma Therapeutics, Inc., CVR (a) (c) ........................................ 22,411 —
Chinook Therapeutics, Inc., RTS (a) (c) ........................................ 5,192 2
Cincor Pharma, Inc., CVR (a) (c) ............................................ 1,987 6
Coherus Biosciences, Inc., CVR (a) (c) ........................................ 5,561 1
Concert Pharmaceuticals, Inc., CVR (a) (c) ..................................... 5,168 2
Epizyme, Inc., CVR (a) (c) ................................................. 15,309 — (d)
Flexion Therapeutics, Inc., CVR (a) (b) (c) ...................................... 6,526 — (d)
F-star Therapeutics, Inc., CVR (a) (c) ......................................... 1,298 — (d)
Imara, Inc., CVR (a) (c) ................................................... 1,789 1
Inhibrx, Inc., CVR (a) (c) .................................................. 4,624 3
Jounce Therapeutics, Inc., CVR (a) (c) ......................................... 4,884 — (d)
MediPacific, Inc., CVR (a) (c) ............................................... 5,536 — (d)
Miragen Therapeutics, Inc., CVR (a) (c) ....................................... 7,890 —
Ocuphire Pharma, Inc., CVR (a) (c) ........................................... 168 — (d)
OmniAb Operations, Inc., 12.50 Earnout Shares (a) (c) (f) (g) ......................... 698 —
OmniAb Operations, Inc., 15.00 Earnout Shares (a) (c) (f) (g) ......................... 698 —
Opiant Pharma, Inc., CVR (a) (c) ............................................ 533 — (d)
Paratek Pharmaceuticals, Inc., CVR (a) (b) (c) .................................... 5,165 1
Prevail Therapeutics, Inc., CVR (a) (c) ........................................ 4,938 2
Satsuma Pharmaceuticals, Inc., CVR (a) (c) ..................................... 3,019 1
Xeris Biopharma Holdings, Inc., CVR (a) (c) .................................... 8,140 —
Zynerba Pharmaceuticals, Inc., CVR (a) (b) (c) ................................... 5,691 1
28
Total Rights (Cost $6)
a
a
a
28
Warrants (0.0%)
Health Care (0.0%):
Galectin Therapeutics, Inc. (a) .............................................. 7,552 —
Total Warrants (Cost $—)
a
a
a
—
Collateral for Securities Loaned (3.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .31% (i) ........ 6,436,543 6,437
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .32% (i) ............ 6,461,903 6,462
Invesco Government & Agency Portfolio, Institutional Shares , 4 .34% (i) ................ 6,449,223 6,449

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., 12.50 Earnout Shares ......................
11/3/2022
$ —
OmniAb Operations, Inc., 15.00 Earnout Shares ......................
11/3/2022
—
Scilex Holding Co. ...........................................
1/27/2023
33
Security Description Shares
a
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .31% (i) . 6,449,223 $ 6,449
Total Collateral for Securities Loaned (Cost $25,797)
a
a
a
25,797
Total Investments (Cost $499,517) — 103.0% 811,408
Liabilities in excess of other assets —  (3.0)% (23,750)
NET ASSETS - 100.00% $ 787,658
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued using significant unobservable inputs as of January 31, 2025.
(d) Rounds to less than $1 thousand.
(e) Affiliated security.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at January 31, 2025. (amounts in thousands):
(h) Amount represents less than 0.05% of net assets.
(i) Rate disclosed is the daily yield on January 31, 2025.
CVR
—
Contingent Value Right
LLC
—
Limited Liability Company
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 20 3/21/25 $ 2,267,879 $ 2,295,400 $ 27,521
Total unrealized appreciation $ 27,521
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 27,521
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2025
Dividend
Income
Victory Capital Holdings, Inc. , Class A . $ 296 $ 87 $ (82) $ 13 $ — $ 90 $ 404 $ 8

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.8%)
Australia (1.8%):
Consumer Discretionary (0.2%):
The Lottery Corp Ltd. .................................................... 221,609 $ 689
Consumer Staples (0.5%):
Coles Group Ltd. (a) ..................................................... 93,747 1,130
Woolworths Group Ltd. .................................................. 73,135 1,374
2,504
Financials (0.4%):
Medibank Pvt. Ltd. ...................................................... 853,730 2,104
Health Care (0.0%):(b)
Pro Medicus Ltd. ....................................................... 590 101
Industrials (0.0%):(b)
Qantas Airways Ltd. (a) ................................................... 18,021 105
Materials (0.7%):
BHP Group Ltd. ........................................................ 99,080 2,432
BlueScope Steel Ltd. .................................................... 4,500 59
Fortescue Ltd. ......................................................... 70,968 831
3,322
8,825
Austria (0.0%):(b)
Financials (0.0%):(b)
Erste Group Bank AG .................................................... 2,097 129
Bermuda (0.3%):
Financials (0.3%):
Everest Group Ltd. ...................................................... 4,383 1,523
Brazil (0.7%):
Energy (0.3%):
Petroleo Brasileiro SA , Preference Shares ..................................... 221,100 1,426
Financials (0.3%):
Itau Unibanco Holding SA , Preference Shares .................................. 242,345 1,402
Industrials (0.1%):
WEG SA ............................................................. 44,300 417
Materials (0.0%):(b)
Vale SA .............................................................. 11,597 108
3,353
Canada (2.5%):
Consumer Discretionary (0.5%):
Dollarama, Inc. ........................................................ 22,832 2,161
Gildan Activewear, Inc. .................................................. 2,381 123
2,284
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. ............................................. 24,130 1,274
George Weston Ltd. ..................................................... 516 80
Loblaw Cos. Ltd. ....................................................... 1,651 207
1,561
Energy (0.7%):
Canadian Natural Resources Ltd. ............................................ 36,865 1,120
Cenovus Energy, Inc. .................................................... 26,487 383
MEG Energy Corp. ..................................................... 55,746 914
Suncor Energy, Inc. ..................................................... 29,960 1,124
3,541
Financials (0.3%):
Canadian Imperial Bank of Commerce ........................................ 8,985 566
iA Financial Corp., Inc. ................................................... 1,280 118
Manulife Financial Corp. ................................................. 4,565 137

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Sun Life Financial, Inc. .................................................. 2,312 $ 133
The Toronto-Dominion Bank ............................................... 9,411 537
1,491
Industrials (0.1%):
TFI International, Inc. .................................................... 5,125 675
Information Technology (0.6%):
CGI, Inc. ............................................................. 5,428 640
Constellation Software, Inc. ............................................... 612 2,002
2,642
Utilities (0.0%):(b)
Canadian Utilities Ltd. , Class A ............................................. 2,577 60
12,254
China (2.1%):
Communication Services (0.2%):
NetEase, Inc. .......................................................... 23,400 481
Tencent Holdings Ltd. ................................................... 10,400 547
1,028
Consumer Discretionary (0.7%):
ANTA Sports Products Ltd. ................................................ 75,400 802
BYD Co. Ltd. ......................................................... 36,000 1,265
Haidilao International Holding Ltd. (c) ........................................ 211,000 396
JD.com, Inc. , Class SW .................................................. 7,350 149
Li Auto, Inc. , Class A (a) .................................................. 11,700 138
Topsports International Holdings Ltd. (c) ...................................... 973,000 360
Vipshop Holdings Ltd. , ADR .............................................. 39,036 561
3,671
Consumer Staples (0.1%):
Giant Biogene Holding Co. Ltd. (c) .......................................... 70,200 521
Tingyi Cayman Islands Holding Corp. ........................................ 138,000 211
732
Energy (0.5%):
China Coal Energy Co. Ltd. , Class H (d) ....................................... 422,000 485
China Shenhua Energy Co. Ltd. , Class H ...................................... 40,500 163
Inner Mongolia Yitai Coal Co. Ltd. , Class B .................................... 464,700 965
PetroChina Co. Ltd. , Class H .............................................. 804,000 615
2,228
Financials (0.2%):
Agricultural Bank of China Ltd. , Class H ...................................... 282,000 156
Bank of China Ltd. , Class H ............................................... 536,000 277
China Construction Bank Corp. , Class H ...................................... 136,000 111
China Life Insurance Co. Ltd. , Class H ....................................... 71,000 132
Industrial & Commercial Bank of China Ltd. , Class H ............................. 350,000 238
914
Industrials (0.2%):
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 499,500 750
Information Technology (0.2%):
Lenovo Group Ltd. ...................................................... 422,000 509
Shanghai Baosight Software Co. Ltd. , Class B .................................. 128,000 205
Xiaomi Corp. , Class W (a) (c) ............................................... 17,800 89
803
Materials (0.0%):(b)
Aluminum Corp. of China Ltd. , Class H ....................................... 202,000 130
10,256
Denmark (0.6%):
Consumer Discretionary (0.3%):
Pandora A/S .......................................................... 6,866 1,314

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Health Care (0.3%):
Novo Nordisk A/S , Class B ................................................ 18,361 $ 1,550
Industrials (0.0%):(b)
AP Moller - Maersk A/S , Class B ........................................... 75 111
ROCKWOOL A/S , Class B ................................................ 270 96
207
3,071
Finland (1.1%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 20,644 889
Health Care (0.4%):
Orion Oyj , Class B ...................................................... 35,516 1,927
Industrials (0.5%):
Kone Oyj , Class B ...................................................... 42,699 2,210
Information Technology (0.0%):(b)
Nokia Oyj ............................................................ 33,275 157
5,183
France (1.5%):
Communication Services (0.0%):(b)
Publicis Groupe SA ..................................................... 1,104 117
Consumer Discretionary (0.8%):
Cie Generale des Etablissements Michelin SCA ................................. 3,655 127
Hermes International SCA ................................................ 632 1,778
La Francaise des Jeux SACA (c) ............................................ 29,462 1,119
LVMH Moet Hennessy Louis Vuitton SE ...................................... 852 623
3,647
Consumer Staples (0.1%):
L'Oreal SA ........................................................... 1,306 485
Energy (0.4%):
TotalEnergies SE ....................................................... 30,186 1,749
Health Care (0.1%):
Ipsen SA ............................................................. 4,338 536
Industrials (0.1%):
Cie de Saint-Gobain SA .................................................. 3,097 290
Schneider Electric SE .................................................... 828 210
500
Utilities (0.0%):(b)
Engie SA ............................................................. 10,501 173
7,207
Germany (1.0%):
Communication Services (0.1%):
CTS Eventim AG & Co. KGaA ............................................. 1,469 143
Deutsche Telekom AG ................................................... 5,266 177
320
Financials (0.3%):
Allianz SE , Registered Shares .............................................. 323 105
Commerzbank AG ...................................................... 8,252 159
Deutsche Bank AG , Registered Shares ........................................ 6,526 128
Talanx AG ............................................................ 13,022 1,106
1,498
Industrials (0.6%):
Deutsche Post AG ...................................................... 47,947 1,726
GEA Group AG ........................................................ 14,361 758
Knorr-Bremse AG ...................................................... 1,357 107

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Rational AG .......................................................... 300 $ 267
2,858
Materials (0.0%):(b)
Heidelberg Materials AG ................................................. 1,410 198
Utilities (0.0%):(b)
E.ON SE ............................................................. 7,847 93
4,967
Hong Kong (0.7%):
Consumer Discretionary (0.2%):
Bosideng International Holdings Ltd. ......................................... 1,066,000 516
Chow Tai Fook Jewellery Group Ltd. ......................................... 560,000 505
1,021
Consumer Staples (0.1%):
Want Want China Holdings Ltd. ............................................ 260,000 159
WH Group Ltd. (c) ...................................................... 271,500 212
371
Financials (0.1%):
BOC Hong Kong Holdings Ltd. ............................................ 177,500 577
Industrials (0.3%):
Orient Overseas International Ltd. ........................................... 21,500 288
SITC International Holdings Co. Ltd. ......................................... 233,000 554
Techtronic Industries Co. Ltd. .............................................. 36,500 491
1,333
3,302
India (2.4%):
Communication Services (0.2%):
Bharti Airtel Ltd. ....................................................... 6,977 131
Tata Communications Ltd. ................................................ 32,690 614
745
Consumer Discretionary (0.2%):
Bajaj Auto Ltd. (a) ...................................................... 5,312 541
Page Industries Ltd. ..................................................... 383 198
739
Consumer Staples (0.4%):
Britannia Industries Ltd. .................................................. 12,375 732
Colgate-Palmolive India Ltd. .............................................. 10,038 327
ITC Ltd. ............................................................. 153,914 793
Nestle India Ltd. ....................................................... 11,850 316
2,168
Financials (0.4%):
ICICI Bank Ltd. ........................................................ 135,716 1,953
State Bank of India ...................................................... 11,449 102
2,055
Health Care (0.0%):(b)
Sun Pharmaceutical Industries Ltd. .......................................... 7,299 146
Industrials (0.2%):
Bharat Electronics Ltd. ................................................... 31,959 107
Havells India Ltd. ...................................................... 37,061 668
InterGlobe Aviation Ltd. (a) (c) .............................................. 4,138 206
981
Information Technology (0.7%):
HCL Technologies Ltd. ................................................... 7,337 146
Infosys Ltd. ........................................................... 78,183 1,701
Tata Consultancy Services Ltd. ............................................. 31,820 1,506
3,353

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Materials (0.3%):
Pidilite Industries Ltd. ................................................... 21,886 $ 725
Tata Steel Ltd. ......................................................... 75,982 117
Vedanta Ltd. .......................................................... 112,712 572
1,414
Real Estate (0.0%):(b)
ITC Hotels Ltd. (a) ...................................................... 15,391 29
Utilities (0.0%):(b)
NTPC Ltd. ............................................................ 19,245 72
Power Grid Corp. of India Ltd. ............................................. 36,169 125
197
11,827
Indonesia (1.0%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk ........................................... 4,492,100 724
Energy (0.1%):
PT Alamtri Resources Indonesia Tbk ......................................... 4,505,300 643
Financials (0.7%):
PT Bank Central Asia Tbk ................................................. 2,544,400 1,470
PT Bank Mandiri Persero Tbk .............................................. 3,161,500 1,162
PT Bank Rakyat Indonesia Persero Tbk ....................................... 3,030,300 783
3,415
4,782
Ireland (0.9%):
Consumer Discretionary (0.1%):
PDD Holdings, Inc. , ADR (a) ............................................... 5,721 640
Industrials (0.1%):
Trane Technologies PLC .................................................. 922 335
Information Technology (0.7%):
Accenture PLC , Class A .................................................. 8,478 3,263
TE Connectivity PLC .................................................... 2,194 325
3,588
4,563
Israel (0.4%):
Health Care (0.0%):(b)
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 8,029 143
Information Technology (0.4%):
Check Point Software Technologies Ltd. (a) .................................... 8,106 1,767
1,910
Italy (0.2%):
Consumer Discretionary (0.2%):
Ferrari NV ............................................................ 1,692 726
Financials (0.0%):(b)
Banco BPM SpA ....................................................... 8,924 78
Industrials (0.0%):(b)
Prysmian SpA ......................................................... 1,593 111
Utilities (0.0%):(b)
Enel SpA ............................................................. 17,351 123
1,038
Japan (3.9%):
Communication Services (0.2%):
Nintendo Co. Ltd. ...................................................... 14,600 958
Consumer Discretionary (0.5%):
Asics Corp. ........................................................... 29,600 660
Fast Retailing Co. Ltd. ................................................... 2,400 790

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Isuzu Motors Ltd. ....................................................... 11,600 $ 156
Subaru Corp. .......................................................... 50,900 887
2,493
Consumer Staples (0.0%):(b)
Japan Tobacco, Inc. ..................................................... 3,400 87
Financials (0.6%):
SBI Holdings, Inc. ...................................................... 4,900 141
Sompo Holdings, Inc. .................................................... 38,900 1,085
Tokio Marine Holdings, Inc. ............................................... 48,300 1,593
2,819
Health Care (0.6%):
Chugai Pharmaceutical Co. Ltd. ............................................ 19,700 850
Hoya Corp. ........................................................... 12,800 1,719
Otsuka Holdings Co. Ltd. ................................................. 3,200 167
2,736
Industrials (0.7%):
Dai Nippon Printing Co. Ltd. .............................................. 4,900 72
Hitachi Ltd. ........................................................... 8,865 223
Mitsui & Co. Ltd. ....................................................... 5,300 105
Nippon Yusen KK ...................................................... 3,800 119
Recruit Holdings Co. Ltd. ................................................. 41,200 2,876
Toyota Tsusho Corp. ..................................................... 5,600 95
3,490
Information Technology (1.1%):
Canon, Inc. ........................................................... 3,200 103
NEC Corp. ........................................................... 1,600 159
Nomura Research Institute Ltd. ............................................. 41,700 1,409
Oracle Corp. .......................................................... 21,100 1,926
SCREEN Holdings Co. Ltd. ............................................... 1,700 119
Tokyo Electron Ltd. ..................................................... 4,400 742
Trend Micro, Inc. ....................................................... 13,300 788
5,246
Materials (0.2%):
Nitto Denko Corp. ...................................................... 30,400 539
Shin-Etsu Chemical Co. Ltd. ............................................... 12,100 375
914
Utilities (0.0%):(b)
Chubu Electric Power Co., Inc. ............................................. 5,200 54
The Kansai Electric Power Co., Inc. .......................................... 11,600 128
182
18,925
Malaysia (0.1%):
Consumer Discretionary (0.0%):(b)
MR DIY Group M Bhd (c) ................................................. 419,900 158
Materials (0.1%):
Press Metal Aluminium Holdings Bhd ........................................ 225,200 247
405
Mexico (0.5%):
Communication Services (0.1%):
America Movil SAB de CV , Class B ......................................... 1,028,913 719
Consumer Staples (0.2%):
Wal-Mart de Mexico SAB de CV ........................................... 278,577 722
Financials (0.2%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 119,194 824

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Materials (0.0%):(b)
Grupo Mexico SAB de CV , Class B .......................................... 23,038 $ 113
2,378
Netherlands (1.7%):
Communication Services (0.2%):
Koninklijke KPN NV .................................................... 237,968 861
Consumer Discretionary (0.1%):
Stellantis NV .......................................................... 49,297 658
Consumer Staples (0.4%):
Koninklijke Ahold Delhaize NV ............................................ 53,970 1,913
Industrials (0.6%):
Wolters Kluwer NV ..................................................... 14,656 2,662
Information Technology (0.4%):
ASML Holding NV ..................................................... 2,614 1,934
BE Semiconductor Industries NV ........................................... 1,178 150
2,084
8,178
Norway (0.3%):
Communication Services (0.1%):
Telenor ASA .......................................................... 13,341 163
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 7,823 930
Materials (0.0%):(b)
Norsk Hydro ASA ...................................................... 19,543 115
1,208
Philippines (0.1%):
Industrials (0.1%):
International Container Terminal Services, Inc. .................................. 95,960 573
Poland (0.2%):
Financials (0.2%):
Santander Bank Polska SA ................................................ 8,344 1,036
Portugal (0.0%):(b)
Energy (0.0%):(b)
Galp Energia SGPS SA ................................................... 7,850 131
Russian Federation (0.0%):
Consumer Staples (0.0%):
X5 Retail Group NV , GDR (a) (e) (f) .......................................... 18,705 —
Energy (0.0%):
LUKOIL PJSC (a) (e) (f) ................................................... 34,009 —
Tatneft PJSC (a) (e) (f) .................................................... 90,761 —
—
Financials (0.0%):
Sberbank of Russia PJSC (a) (e) (f) ........................................... 409,312 —
Materials (0.0%):
MMC Norilsk Nickel PJSC (a) (e) (f) .......................................... 524,900 —
—
Singapore (0.8%):
Financials (0.8%):
DBS Group Holdings Ltd. ................................................. 4,200 137
Oversea-Chinese Banking Corp. Ltd. ......................................... 134,000 1,710
Singapore Exchange Ltd. ................................................. 215,700 1,941
3,788
South Africa (0.1%):
Consumer Staples (0.1%):
Clicks Group Ltd. ...................................................... 23,042 443

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Financials (0.0%):(b)
FirstRand Ltd. ......................................................... 16,694 $ 68
Standard Bank Group Ltd. ................................................ 5,124 60
128
Materials (0.0%):(b)
Gold Fields Ltd. ........................................................ 6,529 112
683
South Korea (0.2%):
Consumer Discretionary (0.2%):
Kia Corp. ............................................................ 10,949 764
Financials (0.0%):(b)
KB Financial Group, Inc. ................................................. 1,881 118
Information Technology (0.0%):(b)
Samsung Electronics Co. Ltd. .............................................. 5,151 184
1,066
Spain (1.2%):
Consumer Discretionary (0.6%):
Industria de Diseno Textil SA .............................................. 48,823 2,650
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 219,267 2,496
Banco Santander SA ..................................................... 25,801 132
2,628
Industrials (0.0%):(b)
Aena SME SA (c) ....................................................... 452 98
Utilities (0.1%):
Endesa SA ............................................................ 8,764 194
Iberdrola SA .......................................................... 10,495 148
342
5,718
Sweden (0.1%):
Industrials (0.1%):
Atlas Copco AB , Class A ................................................. 8,773 147
Volvo AB , Class B ...................................................... 7,566 208
355
Information Technology (0.0%):(b)
Telefonaktiebolaget LM Ericsson , Class B ..................................... 18,549 140
495
Switzerland (3.2%):
Consumer Staples (0.4%):
Coca-Cola HBC AG ..................................................... 2,924 101
Nestle SA , Registered Shares .............................................. 24,965 2,121
2,222
Financials (0.1%):
Partners Group Holding AG ............................................... 67 102
UBS Group AG ........................................................ 4,104 145
Zurich Insurance Group AG ............................................... 112 68
315
Health Care (1.6%):
Novartis AG , Registered Shares ............................................. 35,003 3,665
Roche Holding AG ...................................................... 13,059 4,124
7,789
Industrials (0.9%):
ABB Ltd. , Registered Shares ............................................... 22,114 1,204
Geberit AG , Registered Shares ............................................. 3,800 2,120
Schindler Holding AG , Class PC ............................................ 262 76
SGS SA , Registered Shares (a) .............................................. 7,740 752

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
VAT Group AG (c) ...................................................... 776 $ 298
4,450
Information Technology (0.1%):
Logitech International SA , Class R .......................................... 7,516 744
Materials (0.1%):
Givaudan SA , Registered Shares ............................................ 20 87
Glencore PLC ......................................................... 33,358 144
Holcim AG ........................................................... 1,176 118
349
15,869
Taiwan (2.1%):
Consumer Staples (0.2%):
Uni-President Enterprises Corp. ............................................ 281,730 669
Industrials (0.1%):
Voltronic Power Technology Corp. .......................................... 11,000 621
Information Technology (1.8%):
Accton Technology Corp. ................................................. 16,000 368
Advantech Co. Ltd. ..................................................... 88,295 1,011
ASE Technology Holding Co. Ltd. ........................................... 16,000 83
MediaTek, Inc. ......................................................... 19,000 823
Quanta Computer, Inc. ................................................... 8,000 63
Realtek Semiconductor Corp. .............................................. 77,000 1,269
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 22,000 734
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 20,945 4,384
8,735
10,025
Thailand (0.0%):(b)
Health Care (0.0%):(b)
Bumrungrad Hospital PCL ................................................ 24,900 133
United Kingdom (3.3%):
Consumer Discretionary (0.7%):
InterContinental Hotels Group PLC .......................................... 12,776 1,703
Next PLC ............................................................ 14,594 1,794
3,497
Consumer Staples (0.9%):
British American Tobacco PLC ............................................. 1,996 79
Imperial Brands PLC .................................................... 67,563 2,278
Tesco PLC ............................................................ 19,143 88
Unilever PLC ......................................................... 34,182 1,958
4,403
Energy (0.3%):
BP PLC .............................................................. 161,938 838
Shell PLC (a) .......................................................... 11,272 370
1,208
Financials (0.0%):(b)
HSBC Holdings PLC .................................................... 17,788 186
Health Care (0.4%):
GSK PLC ............................................................ 117,195 2,041
Industrials (0.8%):
Intertek Group PLC ..................................................... 10,902 687
RELX PLC ........................................................... 56,034 2,782
Rolls-Royce Holdings PLC (a) .............................................. 33,065 247
3,716
Materials (0.2%):
Rio Tinto PLC ......................................................... 15,065 907

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Utilities (0.0%):(b)
Centrica PLC .......................................................... 99,381 $ 174
16,132
United States (64.4%):
Communication Services (6.2%):
Alphabet, Inc. , Class C ................................................... 77,157 15,844
AT&T, Inc. ........................................................... 19,328 459
Meta Platforms, Inc. , Class A .............................................. 19,071 13,143
T-Mobile US, Inc. ...................................................... 1,359 317
Verizon Communications, Inc. .............................................. 9,430 371
30,134
Consumer Discretionary (5.8%):
Amazon.com, Inc. (a) .................................................... 928 221
AutoZone, Inc. (a) ....................................................... 493 1,652
Best Buy Co., Inc. ...................................................... 3,491 300
Booking Holdings, Inc. ................................................... 1,137 5,387
Chipotle Mexican Grill, Inc. (a) ............................................. 21,819 1,273
D.R. Horton, Inc. ....................................................... 1,862 264
Deckers Outdoor Corp. (a) ................................................. 8,981 1,593
Dick's Sporting Goods, Inc. ................................................ 1,545 371
Domino's Pizza, Inc. ..................................................... 2,922 1,312
eBay, Inc. ............................................................ 1,087 73
Expedia Group, Inc. (a) ................................................... 6,184 1,057
General Motors Co. ..................................................... 6,861 339
Lennar Corp. , Class A .................................................... 2,008 264
Lowe's Cos., Inc. ....................................................... 12,299 3,198
NVR, Inc. (a) .......................................................... 46 369
O'Reilly Automotive, Inc. (a) ............................................... 3,789 4,905
Pool Corp. ............................................................ 2,671 919
PulteGroup, Inc. ........................................................ 2,775 316
The Home Depot, Inc. ................................................... 4,341 1,788
The TJX Cos., Inc. ...................................................... 8,099 1,011
Ulta Beauty, Inc. (a) ..................................................... 3,822 1,575
28,187
Consumer Staples (6.3%):
Altria Group, Inc. ....................................................... 108,111 5,647
Colgate-Palmolive Co. ................................................... 60,891 5,279
Costco Wholesale Corp. .................................................. 3,540 3,469
Kimberly-Clark Corp. .................................................... 12,140 1,578
PepsiCo, Inc. .......................................................... 4,183 630
Philip Morris International, Inc. ............................................. 57,021 7,424
The Kroger Co. ........................................................ 4,892 302
The Procter & Gamble Co. ................................................ 36,192 6,007
Walmart, Inc. .......................................................... 6,532 641
30,977
Energy (2.3%):
ConocoPhillips Co. ..................................................... 14,605 1,443
Devon Energy Corp. ..................................................... 53,044 1,809
EOG Resources, Inc. .................................................... 35,151 4,422
Exxon Mobil Corp. ..................................................... 9,571 1,022
Marathon Petroleum Corp. ................................................ 8,258 1,203
Valero Energy Corp. ..................................................... 8,545 1,137
11,036
Financials (6.3%):
American Express Co. ................................................... 11,513 3,655
Ameriprise Financial, Inc. ................................................. 8,790 4,776
Capital One Financial Corp. ............................................... 1,441 294
Fidelity National Financial, Inc. ............................................ 4,894 285
Fifth Third Bancorp ..................................................... 6,483 287
Jack Henry & Associates, Inc. .............................................. 6,057 1,054
JPMorgan Chase & Co. .................................................. 3,820 1,021

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Loews Corp. .......................................................... 1,583 $ 135
M&T Bank Corp. ....................................................... 1,321 266
Mastercard, Inc. , Class A ................................................. 15,237 8,463
Millrose Properties, Inc. (a) (f) .............................................. 1,004 11
MSCI, Inc. ........................................................... 3,670 2,190
Northern Trust Corp. .................................................... 2,321 261
PayPal Holdings, Inc. (a) .................................................. 3,776 335
SEI Investments Co. ..................................................... 11,784 1,020
Synchrony Financial ..................................................... 6,048 417
T. Rowe Price Group, Inc. ................................................. 589 69
The Allstate Corp. ...................................................... 1,591 306
The Goldman Sachs Group, Inc. ............................................ 645 413
The Hartford Financial Services Group, Inc. .................................... 540 60
The Progressive Corp. ................................................... 1,471 363
Visa, Inc. , Class A ...................................................... 9,113 3,115
W.R. Berkley Corp. ..................................................... 30,601 1,800
30,596
Health Care (7.4%):
AbbVie, Inc. .......................................................... 30,500 5,609
Bristol-Myers Squibb Co. ................................................. 6,727 396
Cardinal Health, Inc. .................................................... 9,070 1,122
Cencora, Inc. .......................................................... 435 111
DaVita, Inc. (a) ......................................................... 393 69
Eli Lilly & Co. ......................................................... 3,068 2,488
Gilead Sciences, Inc. .................................................... 39,339 3,824
HCA Healthcare, Inc. .................................................... 1,052 347
Hologic, Inc. (a) ........................................................ 11,920 860
IDEXX Laboratories, Inc. (a) ............................................... 3,087 1,303
Johnson & Johnson ..................................................... 30,973 4,712
McKesson Corp. ....................................................... 8,529 5,073
Merck & Co., Inc. ...................................................... 39,019 3,856
Mettler-Toledo International, Inc. (a) ......................................... 1,754 2,393
Molina Healthcare, Inc. (a) ................................................ 3,678 1,142
Regeneron Pharmaceuticals, Inc. (a) .......................................... 446 300
The Cigna Group ....................................................... 1,081 318
United Therapeutics Corp. (a) .............................................. 928 326
UnitedHealth Group, Inc. ................................................. 3,821 2,073
36,322
Industrials (6.7%):
3M Co. .............................................................. 16,523 2,515
A.O. Smith Corp. ....................................................... 870 58
Automatic Data Processing, Inc. ............................................ 12,117 3,672
Builders FirstSource, Inc. (a) ............................................... 11,562 1,934
Carlisle Cos., Inc. ....................................................... 2,367 922
Caterpillar, Inc. ........................................................ 3,742 1,390
Cintas Corp. .......................................................... 22,859 4,585
Cummins, Inc. ......................................................... 864 308
EMCOR Group, Inc. .................................................... 4,435 1,987
Expeditors International of Washington, Inc. .................................... 604 69
Ferguson Enterprises, Inc. ................................................. 3,194 578
Leidos Holdings, Inc. .................................................... 1,763 250
Lennox International, Inc. ................................................. 455 270
Lockheed Martin Corp. ................................................... 11,919 5,518
Masco Corp. .......................................................... 3,528 280
Otis Worldwide Corp. .................................................... 32,646 3,115
Owens Corning ........................................................ 1,616 298
Rollins, Inc. ........................................................... 24,051 1,190
United Parcel Service, Inc. , Class B .......................................... 4,408 503
United Rentals, Inc. ..................................................... 343 260
Verisk Analytics, Inc. .................................................... 6,009 1,727
Vertiv Holdings Co. , Class A ............................................... 10,064 1,178

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
W.W. Grainger, Inc. ..................................................... 205 $ 218
32,825
Information Technology (20.9%):
Adobe, Inc. (a) ......................................................... 8,326 3,642
Apple, Inc. ........................................................... 101,889 24,046
Applied Materials, Inc. ................................................... 15,406 2,778
Autodesk, Inc. (a) ....................................................... 7,986 2,486
Broadcom, Inc. ........................................................ 15,404 3,408
Cadence Design Systems, Inc. (a) ............................................ 15,127 4,502
Cisco Systems, Inc. ..................................................... 57,375 3,477
Dell Technologies, Inc. , Class C ............................................ 2,382 247
Dropbox, Inc. , Class A (a) ................................................. 2,302 74
Fair Isaac Corp. (a) ...................................................... 2,089 3,914
Fortinet, Inc. (a) ........................................................ 31,462 3,174
Gartner, Inc. (a) ........................................................ 4,102 2,227
GoDaddy, Inc. , Class A (a) ................................................. 7,344 1,562
HP, Inc. .............................................................. 2,647 86
International Business Machines Corp. ........................................ 1,873 479
Jabil, Inc. ............................................................ 11,703 1,901
KLA Corp. ........................................................... 4,927 3,637
Lam Research Corp. ..................................................... 46,156 3,741
Manhattan Associates, Inc. (a) .............................................. 5,173 1,079
Microsoft Corp. ........................................................ 32,221 13,374
Monolithic Power Systems, Inc. ............................................ 1,610 1,026
Motorola Solutions, Inc. .................................................. 782 367
NetApp, Inc. .......................................................... 10,929 1,334
NVIDIA Corp. ......................................................... 134,643 16,167
QUALCOMM, Inc. ..................................................... 16,828 2,910
VeriSign, Inc. (a) ........................................................ 3,077 662
102,300
Materials (1.6%):
CF Industries Holdings, Inc. ............................................... 19,553 1,803
CRH PLC ............................................................ 3,285 325
LyondellBasell Industries NV , Class A ........................................ 3,056 231
Nucor Corp. ........................................................... 4,620 594
Packaging Corp. of America ............................................... 1,416 301
Reliance, Inc. .......................................................... 1,015 294
Steel Dynamics, Inc. ..................................................... 2,435 312
The Sherwin-Williams Co. ................................................ 10,515 3,766
7,626
Real Estate (0.7%):
American Tower Corp. ................................................... 2,491 461
Camden Property Trust ................................................... 4,811 547
Equinix, Inc. .......................................................... 294 269
Healthpeak Properties, Inc. ................................................ 42,419 876
Prologis, Inc. .......................................................... 6,680 796
Welltower, Inc. (d) ...................................................... 4,089 558
3,507
Utilities (0.2%):
DTE Energy Co. ....................................................... 564 68
Duke Energy Corp. ...................................................... 2,460 275
Evergy, Inc. ........................................................... 6,761 434
NiSource, Inc. ......................................................... 9,208 343
1,120
314,630
Uruguay (0.4%):
Consumer Discretionary (0.4%):
MercadoLibre, Inc. (a) .................................................... 1,100 2,114
Total Common Stocks (Cost $366,505) 487,677

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Name
Acquisition Date
Cost
LUKOIL PJSC ..............................................
4/22/2020
$ 2,312
MMC Norilsk Nickel PJSC .....................................
9/30/2019
1,604
Sberbank of Russia PJSC ......................................
4/22/2020
1,393
Tatneft PJSC ...............................................
12/21/2020
608
X5 Retail Group NV , GDR .....................................
11/11/2021
637
Security Description Shares
Value
(000)
Rights (0.0%)(b)
Spain (0.0%):(b)
Utilities (0.0%):(b)
Iberdrola SA (a) ........................................................ 10,495 $ 3
Total Rights (Cost $2) 3
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (f) ............................................ 1,403 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (0.0%)^(b)
United States (0.0%):(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .31% (g) ........ 21,000 21
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .32% (g) ............ 21,000 21
Invesco Government & Agency Portfolio, Institutional Shares , 4 .34% (g) ............... 21,000 21
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .31% (g) . 21,000 21
Total Collateral for Securities Loaned (Cost $84) 84
Total Investments (Cost $366,591) — 99.8% 487,764
Other assets in excess of liabilities — 0.2% 1,132
NET ASSETS - 100.00% $ 488,896
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2025, the fair value of these securities was
$3,457 (thousands) and amounted to 0.7% of net assets.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at January 31, 2025 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of January 31, 2025.
(g) Rate disclosed is the daily yield on January 31, 2025.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (19.5%):
Alphabet, Inc. , Class A ................................................... 320,380 $ 65,364
Alphabet, Inc. , Class C ................................................... 497,663 102,320
Meta Platforms, Inc. , Class A .............................................. 255,958 176,401
Netflix, Inc. (a) ......................................................... 126,723 123,778
The Trade Desk, Inc. , Class A (a) ............................................ 127,644 15,149
The Walt Disney Co. .................................................... 309,315 34,971
517,983
Communications Equipment (0.8%):
Arista Networks, Inc. (a) .................................................. 192,843 22,221
Consumer Discretionary (15.7%):
Alibaba Group Holding Ltd. , ADR .......................................... 100,803 9,963
Amazon.com, Inc. (a) .................................................... 679,466 161,496
Burlington Stores, Inc. (a) ................................................. 72,895 20,697
NIKE, Inc. , Class B ..................................................... 145,296 11,173
Starbucks Corp. ........................................................ 201,054 21,650
Tesla, Inc. (a) .......................................................... 382,066 154,584
Ulta Beauty, Inc. (a) ..................................................... 52,687 21,715
Yum China Holdings, Inc. ................................................. 98,553 4,558
Yum! Brands, Inc. ...................................................... 84,224 10,991
416,827
Consumer Staples (1.5%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 120,621 11,947
Monster Beverage Corp. (a) ................................................ 550,088 26,795
38,742
Energy (0.2%):
Diamondback Energy, Inc. ................................................ 31,470 5,172
Financials (8.5%):
Block, Inc. (a) .......................................................... 154,723 14,052
FactSet Research Systems, Inc. ............................................. 32,072 15,215
Fiserv, Inc. (a) .......................................................... 40,468 8,743
PayPal Holdings, Inc. (a) .................................................. 140,318 12,429
SEI Investments Co. ..................................................... 182,670 15,816
The Progressive Corp. ................................................... 106,851 26,332
Tradeweb Markets, Inc. , Class A ............................................ 124,120 15,751
Visa, Inc. , Class A ...................................................... 339,576 116,067
224,405
Health Care (10.3%):
Dexcom, Inc. (a) ........................................................ 140,589 12,207
Eli Lilly & Co. ......................................................... 68,822 55,820
Illumina, Inc. (a) ........................................................ 90,438 12,005
Intuitive Surgical, Inc. (a) ................................................. 64,092 36,653
Natera, Inc. (a) ......................................................... 86,733 15,345
Novartis AG , ADR ...................................................... 121,713 12,746
Novo Nordisk A/S , ADR .................................................. 278,762 23,541
Regeneron Pharmaceuticals, Inc. (a) .......................................... 35,716 24,036
Roche Holding AG , ADR ................................................. 276,854 10,866
Thermo Fisher Scientific, Inc. .............................................. 28,147 16,825
Vertex Pharmaceuticals, Inc. (a) ............................................. 116,727 53,891
273,935
Industrials (5.1%):
Builders FirstSource, Inc. (a) ............................................... 59,195 9,902
Clean Harbors, Inc. (a) ................................................... 56,992 13,279
Deere & Co. .......................................................... 15,009 7,153
Expeditors International of Washington, Inc. .................................... 121,705 13,823
GE Vernova, Inc. ....................................................... 13,261 4,945
HEICO Corp. , Class A ................................................... 68,213 12,983
Quanta Services, Inc. .................................................... 29,870 9,188
Saia, Inc. (a) ........................................................... 19,074 9,158

Victory Portfolios III
Victory Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
The Boeing Co. (a) ...................................................... 312,285 $ 55,124
135,555
IT Services (2.1%):
Shopify, Inc. , Class A (a) .................................................. 296,325 34,611
Snowflake, Inc. , Class A (a) ................................................ 115,922 21,041
55,652
Semiconductors & Semiconductor Equipment (12.4%):
Broadcom, Inc. ........................................................ 161,695 35,778
Lam Research Corp. ..................................................... 155,522 12,605
Monolithic Power Systems, Inc. ............................................ 22,362 14,253
NVIDIA Corp. ......................................................... 2,049,714 246,109
QUALCOMM, Inc. ..................................................... 117,818 20,375
329,120
Software (18.3%):
AppLovin Corp. , Class A (a) ............................................... 38,002 14,045
Autodesk, Inc. (a) ....................................................... 167,832 52,253
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 37,382 14,881
Fair Isaac Corp. (a) ...................................................... 6,900 12,928
Intuit, Inc. ............................................................ 20,796 12,509
Microsoft Corp. ........................................................ 474,299 196,862
Oracle Corp. .......................................................... 476,894 81,101
Palo Alto Networks, Inc. (a) ................................................ 60,883 11,228
Salesforce, Inc. ........................................................ 123,229 42,107
ServiceNow, Inc. (a) ..................................................... 24,322 24,769
Synopsys, Inc. (a) ....................................................... 25,508 13,404
Workday, Inc. , Class A (a) ................................................. 42,767 11,207
487,294
Technology Hardware, Storage & Peripherals (5.2%):
Apple, Inc. ........................................................... 589,820 139,198
Total Common Stocks (Cost $899,618)
a
a
a
2,646,104
Total Investments (Cost $899,618) — 99.6% 2,646,104
Other assets in excess of liabilities —  0.4% 9,925
NET ASSETS - 100.00% $ 2,656,029
(a) Non-income producing security.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (7.6%):
Alphabet, Inc., Class A ................................................... 36,988 $ 7,546
Alphabet, Inc., Class C ................................................... 232,614 47,826
AT&T, Inc. ........................................................... 78,350 1,859
Charter Communications, Inc., Class A(a) ..................................... 1,048 362
Comcast Corp., Class A .................................................. 320,652 10,793
Electronic Arts, Inc. ..................................................... 2,720 334
Fox Corp., Class A ...................................................... 2,474 127
Fox Corp., Class B ...................................................... 1,450 71
Liberty Media Corp.-Liberty Formula One, Series A(a) ............................ 243 21
Liberty Media Corp.-Liberty Formula One, Series C(a) ............................ 2,250 215
Live Nation Entertainment, Inc.(a) ........................................... 1,714 248
Meta Platforms, Inc., Class A .............................................. 70,824 48,811
Netflix, Inc.(a) ......................................................... 20,687 20,206
Omnicom Group, Inc. .................................................... 62,141 5,393
Pinterest, Inc., Class A(a) ................................................. 6,067 200
ROBLOX Corp., Class A(a) ............................................... 5,730 407
Snap, Inc., Class A(a) .................................................... 12,302 139
Spotify Technology SA(a) ................................................. 1,592 873
Take-Two Interactive Software, Inc.(a) ........................................ 1,962 364
The Trade Desk, Inc., Class A(a) ............................................ 54,355 6,451
The Walt Disney Co. .................................................... 20,474 2,315
T-Mobile US, Inc. ...................................................... 5,352 1,247
Verizon Communications, Inc. .............................................. 45,011 1,773
Warner Bros Discovery, Inc.(a) ............................................. 28,116 294
157,875
Consumer Discretionary (9.5%):
Airbnb, Inc., Class A(a) .................................................. 4,436 582
Amazon.com, Inc.(a) .................................................... 219,411 52,150
AutoZone, Inc.(a) ....................................................... 167 559
Best Buy Co., Inc. ...................................................... 44,606 3,830
Booking Holdings, Inc. ................................................... 337 1,597
Burlington Stores, Inc.(a) ................................................. 28,231 8,016
Carnival Corp.(a) ....................................................... 10,029 278
Carvana Co.(a) ......................................................... 1,160 287
Chipotle Mexican Grill, Inc.(a) ............................................. 14,004 817
D.R. Horton, Inc. ....................................................... 16,378 2,324
Darden Restaurants, Inc. .................................................. 1,190 232
Deckers Outdoor Corp.(a) ................................................. 1,595 283
Dick's Sporting Goods, Inc. ................................................ 17,474 4,195
Domino's Pizza, Inc. ..................................................... 360 162
DoorDash, Inc., Class A(a) ................................................ 2,929 553
DraftKings, Inc.(a) ...................................................... 4,889 205
eBay, Inc. ............................................................ 4,270 288
Expedia Group, Inc.(a) ................................................... 1,271 217
Ford Motor Co. ........................................................ 39,019 393
Garmin Ltd. ........................................................... 16,510 3,564
General Motors Co. ..................................................... 11,561 572
Genuine Parts Co. ...................................................... 1,415 165
Hasbro, Inc. ........................................................... 29,400 1,701
Hilton Worldwide Holdings, Inc. ............................................ 2,709 694
Las Vegas Sands Corp. ................................................... 4,016 184
Lennar Corp., Class A .................................................... 17,917 2,351
Lennar Corp., Class B ................................................... 96 12
Lowe's Cos., Inc. ....................................................... 58,799 15,290
Lululemon Athletica, Inc.(a) ............................................... 1,099 455
Marriott International, Inc., Class A .......................................... 2,414 701
McDonald's Corp. ...................................................... 7,065 2,040
NIKE, Inc., Class B ..................................................... 136,303 10,482
NVR, Inc.(a) .......................................................... 30 240
O'Reilly Automotive, Inc.(a) ............................................... 538 696
Pool Corp. ............................................................ 6,779 2,334

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
PulteGroup, Inc. ........................................................ 24,794 $ 2,821
Ross Stores, Inc. ....................................................... 3,320 500
Royal Caribbean Cruises Ltd. .............................................. 2,370 632
Starbucks Corp. ........................................................ 11,321 1,219
Tesla, Inc.(a) .......................................................... 83,014 33,587
Texas Roadhouse, Inc. ................................................... 12,223 2,214
The Home Depot, Inc. ................................................... 42,239 17,402
The TJX Cos., Inc. ...................................................... 81,805 10,208
Toll Brothers, Inc. ...................................................... 7,705 1,046
Tractor Supply Co. ...................................................... 5,465 297
Ulta Beauty, Inc.(a) ..................................................... 20,908 8,617
Williams-Sonoma, Inc. ................................................... 1,282 271
Yum! Brands, Inc. ...................................................... 2,937 383
197,646
Consumer Staples (8.0%):
Altria Group, Inc. ....................................................... 393,583 20,557
Archer-Daniels-Midland Co. ............................................... 123,631 6,334
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 46,778 4,633
Brown-Forman Corp., Class B ............................................. 5,822 192
Church & Dwight Co., Inc. ................................................ 4,586 484
Colgate-Palmolive Co. ................................................... 139,558 12,100
Constellation Brands, Inc., Class A .......................................... 3,260 589
Costco Wholesale Corp. .................................................. 8,556 8,384
Dollar General Corp. .................................................... 4,840 344
Dollar Tree, Inc.(a) ...................................................... 4,447 326
General Mills, Inc. ...................................................... 10,310 620
Hormel Foods Corp. ..................................................... 5,380 161
Kellanova ............................................................ 2,665 218
Kenvue, Inc. .......................................................... 37,290 794
Keurig Dr. Pepper, Inc. ................................................... 19,082 612
Kimberly-Clark Corp. .................................................... 89,256 11,601
McCormick & Co., Inc. .................................................. 4,562 352
Molson Coors Beverage Co., Class B ......................................... 46,127 2,525
Mondelez International, Inc., Class A ......................................... 22,403 1,299
Monster Beverage Corp.(a) ................................................ 14,528 708
PepsiCo, Inc. .......................................................... 54,390 8,196
Philip Morris International, Inc. ............................................. 187,727 24,442
Sysco Corp. ........................................................... 79,020 5,762
Target Corp. .......................................................... 27,886 3,846
The Clorox Co. ........................................................ 40,048 6,355
The Coca-Cola Co. ...................................................... 80,008 5,079
The Estee Lauder Cos., Inc. ............................................... 5,196 433
The Hershey Co. ....................................................... 2,720 406
The Kraft Heinz Co. ..................................................... 22,431 669
The Kroger Co. ........................................................ 129,456 7,980
The Procter & Gamble Co. ................................................ 124,598 20,682
Tyson Foods, Inc., Class A ................................................ 5,145 291
Walmart, Inc. .......................................................... 83,930 8,239
165,213
Energy (3.8%):
Chevron Corp. ......................................................... 53,445 7,973
Coterra Energy, Inc. ..................................................... 154,347 4,279
Devon Energy Corp. ..................................................... 236,471 8,064
Diamondback Energy, Inc. ................................................ 11,928 1,960
EOG Resources, Inc. .................................................... 133,972 16,852
Exxon Mobil Corp. ..................................................... 98,361 10,508
Marathon Petroleum Corp. ................................................ 68,867 10,035
Ovintiv, Inc. .......................................................... 100,478 4,242
Valero Energy Corp. ..................................................... 115,939 15,420
79,333
Financials (19.6%):
Aflac, Inc. ............................................................ 7,603 816

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
American Express Co. ................................................... 35,627 $ 11,310
American Financial Group, Inc. ............................................. 19,731 2,694
American International Group, Inc. .......................................... 78,359 5,772
Ameriprise Financial, Inc. ................................................. 14,934 8,115
Aon PLC, Class A ...................................................... 3,176 1,178
Apollo Global Management, Inc. ............................................ 5,963 1,020
Arch Capital Group Ltd. .................................................. 5,433 506
Ares Management Corp., Class A ........................................... 5,610 1,112
Arthur J. Gallagher & Co. ................................................. 3,297 995
Bank of America Corp. ................................................... 113,948 5,276
Bank OZK ............................................................ 73,392 3,728
Berkshire Hathaway, Inc., Class A(a) ......................................... 5 3,513
Berkshire Hathaway, Inc., Class B(a) ......................................... 19,582 9,177
Blackrock, Inc. ........................................................ 4,342 4,670
Blackstone, Inc. ........................................................ 21,609 3,827
Block, Inc.(a) .......................................................... 8,080 734
Brown & Brown, Inc. .................................................... 3,579 375
Capital One Financial Corp. ............................................... 5,575 1,136
Cboe Global Markets, Inc. ................................................ 3,250 664
Chubb Ltd. ........................................................... 6,087 1,655
Cincinnati Financial Corp. ................................................ 44,247 6,064
Citigroup, Inc. ......................................................... 28,605 2,329
Citizens Financial Group, Inc. .............................................. 94,816 4,510
CME Group, Inc. ....................................................... 10,858 2,568
Coinbase Global, Inc., Class A(a) ........................................... 6,027 1,756
Corebridge Financial, Inc. ................................................. 3,601 122
Discover Financial Services ............................................... 3,666 737
East West Bancorp, Inc. .................................................. 37,132 3,823
Evercore, Inc. ......................................................... 15,317 4,461
Everest Group Ltd. ...................................................... 16,803 5,839
FactSet Research Systems, Inc. ............................................. 1,171 556
Fidelity National Financial, Inc. ............................................ 97,773 5,687
Fidelity National Information Services, Inc. .................................... 8,291 675
Fifth Third Bancorp ..................................................... 114,106 5,056
First Citizens Bancshares, Inc., Class A ....................................... 148 326
First Horizon Corp. ..................................................... 131,982 2,889
Fiserv, Inc.(a) .......................................................... 24,106 5,208
Global Payments, Inc. .................................................... 3,756 424
Huntington Bancshares, Inc. ............................................... 21,567 371
Interactive Brokers Group, Inc. ............................................. 16,664 3,623
Intercontinental Exchange, Inc. ............................................. 17,176 2,745
Janus Henderson Group PLC .............................................. 91,587 4,115
JPMorgan Chase & Co. .................................................. 208,363 55,695
KeyCorp ............................................................. 14,688 264
KKR & Co., Inc. ....................................................... 20,752 3,467
Loews Corp. .......................................................... 2,746 235
LPL Financial Holdings, Inc. ............................................... 2,289 840
M&T Bank Corp. ....................................................... 2,427 488
Markel Group, Inc. (a) .................................................... 192 351
Marsh & McLennan Cos., Inc. ............................................. 7,484 1,623
Mastercard, Inc., Class A ................................................. 12,154 6,751
MetLife, Inc. .......................................................... 8,712 754
Millrose Properties, Inc.(a)(b) .............................................. 9,007 100
Moody's Corp. ......................................................... 5,472 2,733
Morgan Stanley ........................................................ 134,251 18,584
MSCI, Inc. ........................................................... 2,384 1,423
Nasdaq, Inc. .......................................................... 10,246 844
Northern Trust Corp. .................................................... 29,112 3,269
PayPal Holdings, Inc.(a) .................................................. 15,502 1,373
Principal Financial Group, Inc. ............................................. 3,491 288
Prudential Financial, Inc. ................................................. 67,934 8,204
Raymond James Financial, Inc. ............................................. 5,653 952
Regions Financial Corp. .................................................. 13,383 330

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Robinhood Markets, Inc., Class A(a) ......................................... 18,564 $ 964
S&P Global, Inc. ....................................................... 9,365 4,883
State Street Corp. ....................................................... 102,248 10,390
Synchrony Financial ..................................................... 79,024 5,451
T. Rowe Price Group, Inc. ................................................. 15,483 1,810
The Allstate Corp. ...................................................... 57,344 11,029
The Bank of New York Mellon Corp. ......................................... 128,324 11,027
The Carlyle Group, Inc. .................................................. 7,318 411
The Charles Schwab Corp. ................................................ 50,384 4,168
The Goldman Sachs Group, Inc. ............................................ 39,025 24,992
The Hartford Financial Services Group, Inc. .................................... 47,821 5,334
The PNC Financial Services Group, Inc. ...................................... 57,420 11,539
The Progressive Corp. ................................................... 50,189 12,369
The Travelers Cos., Inc. .................................................. 3,423 839
Tradeweb Markets, Inc., Class A ............................................ 47,811 6,067
Truist Financial Corp. .................................................... 19,908 948
U.S. Bancorp .......................................................... 22,955 1,097
Unum Group .......................................................... 26,166 1,995
Visa, Inc., Class A ...................................................... 78,171 26,719
W.R. Berkley Corp. ..................................................... 42,532 2,502
Wells Fargo & Co. ...................................................... 233,849 18,427
Willis Towers Watson PLC ................................................ 1,537 507
Zions Bancorp NA ...................................................... 33,263 1,925
406,118
Health Care (14.1%):
Abbott Laboratories ..................................................... 32,847 4,202
AbbVie, Inc. .......................................................... 139,811 25,711
Agilent Technologies, Inc. ................................................. 5,600 849
Align Technology, Inc.(a) ................................................. 1,329 291
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,451 665
Amgen, Inc. ........................................................... 10,347 2,953
Avantor, Inc.(a) ........................................................ 12,798 285
Baxter International, Inc. ................................................. 9,742 317
Becton Dickinson & Co. .................................................. 5,340 1,322
Biogen, Inc.(a) ......................................................... 2,781 400
Boston Scientific Corp. (a) ................................................. 28,481 2,915
Bristol-Myers Squibb Co. ................................................. 439,124 25,886
Cardinal Health, Inc. .................................................... 73,067 9,035
Cencora, Inc. .......................................................... 3,376 858
Centene Corp.(a) ....................................................... 10,006 641
CVS Health Corp. ...................................................... 115,599 6,529
Danaher Corp. ......................................................... 12,620 2,811
Dexcom, Inc.(a) ........................................................ 61,959 5,380
Edwards Lifesciences Corp.(a) ............................................. 11,440 829
Elevance Health, Inc. .................................................... 14,401 5,698
Eli Lilly & Co. ......................................................... 41,514 33,671
GE HealthCare Technologies, Inc. ........................................... 8,359 738
Gilead Sciences, Inc. .................................................... 274,380 26,670
HCA Healthcare, Inc. .................................................... 3,657 1,207
Hologic, Inc.(a) ........................................................ 4,366 315
Humana, Inc. .......................................................... 11,412 3,346
IDEXX Laboratories, Inc.(a) ............................................... 1,598 674
Illumina, Inc.(a) ........................................................ 3,123 415
Incyte Corp.(a) ......................................................... 3,718 276
Insulet Corp.(a) ........................................................ 1,362 379
Intuitive Surgical, Inc.(a) ................................................. 17,326 9,908
IQVIA Holdings, Inc.(a) .................................................. 3,442 693
Johnson & Johnson ..................................................... 140,093 21,315
Labcorp Holdings, Inc. ................................................... 1,596 399
McKesson Corp. ....................................................... 2,428 1,444
Medtronic PLC ........................................................ 117,197 10,644
Merck & Co., Inc. ...................................................... 167,127 16,516
Mettler-Toledo International, Inc.(a) ......................................... 408 557

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Moderna, Inc.(a) ....................................................... 6,489 $ 256
Molina Healthcare, Inc.(a) ................................................ 1,157 359
Natera, Inc.(a) ......................................................... 35,743 6,324
Pfizer, Inc. ............................................................ 447,084 11,857
Quest Diagnostics, Inc. ................................................... 16,377 2,671
Regeneron Pharmaceuticals, Inc.(a) .......................................... 2,080 1,400
ResMed, Inc. .......................................................... 2,836 670
Revvity, Inc. .......................................................... 2,361 298
Royalty Pharma PLC, Class A .............................................. 157,447 4,972
STERIS PLC .......................................................... 1,797 397
Stryker Corp. .......................................................... 6,904 2,701
The Cigna Group ....................................................... 21,262 6,256
The Cooper Cos., Inc.(a) .................................................. 3,795 366
Thermo Fisher Scientific, Inc. .............................................. 7,334 4,384
UnitedHealth Group, Inc. ................................................. 17,586 9,540
Veeva Systems, Inc., Class A(a) ............................................. 2,935 685
Vertex Pharmaceuticals, Inc.(a) ............................................. 17,532 8,094
Viatris, Inc. ........................................................... 25,996 293
Waters Corp.(a) ........................................................ 1,142 475
West Pharmaceutical Services, Inc. .......................................... 1,367 467
Zimmer Biomet Holdings, Inc. ............................................. 3,892 426
Zoetis, Inc. ........................................................... 8,866 1,515
291,150
Industrials (8.3%):
3M Co. .............................................................. 59,526 9,060
Allison Transmission Holdings, Inc. ......................................... 10,376 1,220
Automatic Data Processing, Inc. ............................................ 42,021 12,733
Builders FirstSource, Inc.(a) ............................................... 22,957 3,840
Carlisle Cos., Inc. ....................................................... 13,008 5,066
Caterpillar, Inc. ........................................................ 16,772 6,230
Clean Harbors, Inc.(a) ................................................... 22,040 5,135
Cummins, Inc. ......................................................... 27,142 9,669
Expeditors International of Washington, Inc. .................................... 45,225 5,137
FedEx Corp. .......................................................... 9,253 2,451
Flowserve Corp. ........................................................ 24,007 1,503
GE Vernova, Inc. ....................................................... 5,128 1,912
General Dynamics Corp. .................................................. 31,810 8,175
HEICO Corp., Class A ................................................... 26,323 5,010
L3Harris Technologies, Inc. ............................................... 49,442 10,482
Lincoln Electric Holdings, Inc. ............................................. 9,240 1,837
Lockheed Martin Corp. ................................................... 34,909 16,161
Masco Corp. .......................................................... 83,520 6,622
Northrop Grumman Corp. ................................................. 11,122 5,419
Otis Worldwide Corp. .................................................... 122,637 11,702
Owens Corning ........................................................ 12,633 2,332
Pentair PLC ........................................................... 16,600 1,721
Quanta Services, Inc. .................................................... 11,558 3,555
Republic Services, Inc. ................................................... 11,376 2,467
Saia, Inc.(a) ........................................................... 7,397 3,551
Snap-on, Inc. .......................................................... 2,099 746
SS&C Technologies Holdings, Inc. .......................................... 36,510 2,956
Tetra Tech, Inc. ........................................................ 28,598 1,052
Trane Technologies PLC .................................................. 14,658 5,317
United Parcel Service, Inc., Class B .......................................... 150,533 17,195
W.W. Grainger, Inc. ..................................................... 2,500 2,657
172,913
Information Technology (23.6%):
Accenture PLC, Class A .................................................. 25,126 9,672
Adobe, Inc.(a) ......................................................... 4,246 1,857
Advanced Micro Devices, Inc.(a) ............................................ 11,755 1,363
Akamai Technologies, Inc.(a) .............................................. 1,083 108
Amphenol Corp., Class A ................................................. 9,010 638

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Analog Devices, Inc. .................................................... 3,221 $ 683
ANSYS, Inc.(a) ........................................................ 895 314
Apple, Inc. ........................................................... 332,514 78,473
Applied Materials, Inc. ................................................... 36,668 6,613
AppLovin Corp., Class A(a) ............................................... 16,264 6,011
Arista Networks, Inc.(a) .................................................. 80,910 9,323
Atlassian Corp., Class A(a) ................................................ 1,396 428
Autodesk, Inc.(a) ....................................................... 19,441 6,053
Bentley Systems, Inc., Class B ............................................. 1,337 62
Broadcom, Inc. ........................................................ 120,187 26,594
Cadence Design Systems, Inc.(a) ............................................ 2,747 818
CDW Corp. ........................................................... 983 196
Cisco Systems, Inc. ..................................................... 296,700 17,980
Cloudflare, Inc., Class A(a) ................................................ 2,294 317
Cognizant Technology Solutions Corp., Class A ................................. 67,774 5,599
Corning, Inc. .......................................................... 139,754 7,278
Corpay, Inc.(a) ......................................................... 1,015 386
Crowdstrike Holdings, Inc., Class A(a) ....................................... 16,860 6,711
Datadog, Inc., Class A(a) ................................................. 2,846 406
Dell Technologies, Inc., Class C ............................................ 2,047 212
Dynatrace, Inc.(a) ...................................................... 2,549 147
Entegris, Inc. .......................................................... 1,137 115
Fair Isaac Corp.(a) ...................................................... 2,883 5,401
First Solar, Inc.(a) ...................................................... 613 103
Fortinet, Inc.(a) ........................................................ 5,711 576
Gartner, Inc.(a) ........................................................ 552 300
Gen Digital, Inc. ....................................................... 4,157 112
GoDaddy, Inc., Class A(a) ................................................. 1,036 220
Hewlett Packard Enterprise Co. ............................................. 300,381 6,365
HP, Inc. .............................................................. 38,839 1,262
HubSpot, Inc.(a) ....................................................... 463 361
Intel Corp. ............................................................ 32,886 639
International Business Machines Corp. ........................................ 6,770 1,731
Intuit, Inc. ............................................................ 10,692 6,431
Jabil, Inc. ............................................................ 801 130
Keysight Technologies, Inc.(a) ............................................. 1,292 230
KLA Corp. ........................................................... 7,292 5,383
Lam Research Corp. ..................................................... 131,395 10,650
Marvell Technology, Inc. ................................................. 6,367 719
Microchip Technology, Inc. ................................................ 3,903 212
Micron Technology, Inc. .................................................. 8,239 752
Microsoft Corp. ........................................................ 200,349 83,157
MicroStrategy, Inc.(a) .................................................... 1,450 485
MongoDB, Inc.(a) ...................................................... 549 150
Monolithic Power Systems, Inc. ............................................ 15,371 9,797
Motorola Solutions, Inc. .................................................. 12,475 5,854
NetApp, Inc. .......................................................... 78,826 9,625
NVIDIA Corp. ......................................................... 606,137 72,779
ON Semiconductor Corp. (a) ............................................... 3,147 165
Oracle Corp. .......................................................... 58,869 10,011
Palantir Technologies, Inc., Class A(a) ........................................ 19,915 1,643
Palo Alto Networks, Inc.(a) ................................................ 29,753 5,487
PTC, Inc.(a) ........................................................... 1,105 214
Pure Storage, Inc., Class A(a) .............................................. 2,271 154
QUALCOMM, Inc. ..................................................... 123,987 21,441
Roper Technologies, Inc. .................................................. 1,064 613
Salesforce, Inc. ........................................................ 8,709 2,976
Seagate Technology Holdings PLC .......................................... 1,564 151
ServiceNow, Inc.(a) ..................................................... 11,125 11,329
Skyworks Solutions, Inc. ................................................. 48,203 4,279
Snowflake, Inc., Class A(a) ................................................ 47,079 8,545
Super Micro Computer, Inc.(a)(c) ........................................... 4,069 116
Synopsys, Inc.(a) ....................................................... 11,187 5,879

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
TE Connectivity PLC .................................................... 2,243 $ 332
Teledyne Technologies, Inc.(a) ............................................. 341 174
Teradyne, Inc. ......................................................... 1,208 140
Texas Instruments, Inc. ................................................... 6,257 1,155
Trimble, Inc.(a) ........................................................ 1,778 133
Tyler Technologies, Inc.(a) ................................................ 268 161
VeriSign, Inc.(a) ........................................................ 152 33
Western Digital Corp.(a) .................................................. 2,512 164
Workday, Inc., Class A(a) ................................................. 1,975 518
Zebra Technologies Corp.(a) ............................................... 378 148
Zoom Communications, Inc.(a) ............................................. 2,364 206
Zscaler, Inc.(a) ......................................................... 918 186
488,134
Materials (1.6%):
CF Industries Holdings, Inc. ............................................... 68,387 6,306
CRH PLC ............................................................ 33,082 3,276
LyondellBasell Industries NV, Class A ........................................ 93,574 7,084
Olin Corp. ............................................................ 38,442 1,126
Packaging Corp. of America ............................................... 32,827 6,981
Reliance, Inc. .......................................................... 18,547 5,369
Steel Dynamics, Inc. ..................................................... 30,408 3,898
34,040
Real Estate (2.4%):
Alexandria Real Estate Equities, Inc. ......................................... 30,087 2,929
AvalonBay Communities, Inc. .............................................. 21,660 4,798
BXP, Inc. ............................................................. 23,140 1,692
Crown Castle, Inc. ...................................................... 39,420 3,519
CubeSmart ........................................................... 75,260 3,138
Equinix, Inc. .......................................................... 4,047 3,698
Extra Space Storage, Inc. ................................................. 19,019 2,929
Healthpeak Properties, Inc. ................................................ 262,451 5,422
Host Hotels & Resorts, Inc. ................................................ 187,205 3,128
Kimco Realty Corp. ..................................................... 178,918 4,017
Prologis, Inc. .......................................................... 51,561 6,149
Simon Property Group, Inc. ............................................... 21,836 3,796
VICI Properties, Inc. .................................................... 132,299 3,939
49,154
Utilities (1.2%):
Consolidated Edison, Inc. ................................................. 17,547 1,645
Edison International ..................................................... 114,411 6,178
Entergy Corp. ......................................................... 9,519 772
Evergy, Inc. ........................................................... 31,526 2,023
NRG Energy, Inc. ....................................................... 53,558 5,486
OGE Energy Corp. ...................................................... 81,903 3,459
Public Service Enterprise Group, Inc. ......................................... 44,227 3,695
UGI Corp. ............................................................ 42,613 1,309
24,567
Total Common Stocks (Cost $1,453,598)
a
a
a
2,066,143
Collateral for Securities Loaned (0.0%)^(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.31%(e) ........ 29,455 30
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.32%(e) ............ 29,455 30
Invesco Government & Agency Portfolio, Institutional Shares, 4.34%(e) ............... 29,455 29
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.31%(e) . 29,455 29
Total Collateral for Securities Loaned (Cost $118)
a
a
a
118
Total Investments (Cost $1,453,716) — 99.7% 2,066,261
Other assets in excess of liabilities —  0.3% 5,435
NET ASSETS - 100.00% $ 2,071,696
^ Purchased with cash collateral from securities on loan.

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of January 31, 2025.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on January 31, 2025.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory High Income Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (5.8%)
ABS Auto (2.0%):
Avis Budget Rental Car Funding AESOP LLC , Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) .. $ 2,000 $ 2,034
Chesapeake Funding II LLC , Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 4/15/26 @
100 (a) ........................................................... 375 379
FCCU Auto Receivables Trust , Series 2024-1A , Class D , 6 .78% , 7/15/32 , Callable 5/15/28 @
100 (a) ........................................................... 1,136 1,160
Flagship Credit Auto Trust , Series 2019-3 , Class E , 3 .84% , 12/15/26 , Callable 2/15/25 @
100 (a) ........................................................... 974 973
Ford Credit Auto Owner Trust , Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 1,966 1,996
Foursight Capital Automobile Receivables Trust , Series 2021-2 , Class E , 3 .35% , 10/15/27 ,
Callable 4/15/25 @ 100 (a) ............................................ 825 822
Hertz Vehicle Financing III LLC , Series 2023-3A , Class D , 9 .43% , 2/25/28 (a) ........... 3,000 3,081
Hertz Vehicle Financing LLC , Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @
100 (a) ........................................................... 1,070 1,064
LAD Auto Receivables Trust , Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 4/15/27 @
100 (a) ........................................................... 2,263 2,328
Merchants Fleet Funding LLC , Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 7/20/27 @
100 (a) ........................................................... 1,673 1,706
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 147 148
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 1/15/29 @ 100 (a) ............... 1,001 1,003
Securitized Term Auto Receivables Trust , Series 2025-A , Class D , 6 .75% , 7/25/31 , Callable
4/25/28 @ 100 (a) ................................................... 2,325 2,325
United Auto Credit Securitization Trust , Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable
2/10/27 @ 100 (a) ................................................... 1,758 1,762
20,781
ABS Other (3.8%):
Dext ABS LLC , Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 12/15/27 @ 100 (a) ...... 667 679
Frontier Issuer LLC .....................................................
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 14,414 15,378
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 5,551 6,265
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 1,518 1,468
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 333 343
Series 2025-1A , Class E , 7 .08% , 5/17/32 , Callable 6/15/28 @ 100 (a) .............. 706 706
SCF Equipment Leasing LLC , Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 8/20/25 @
100 (a) ........................................................... 989 1,021
Uniti Fiber ABS Issuer LLC , Series 2025-1A , Class C , 9 .12% , 4/20/55 , Callable 10/20/28 @
100 (a) ........................................................... 2,000 2,045
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 3,000 2,861
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 875 914
Zayo Issuer LLC , Series 2025-1A , Class C , 8 .66% , 3/20/55 , Callable 9/20/28 @ 100 ....... 8,000 8,000
39,680
Total Asset-Backed Securities (Cost $58,709)
a
a
a
60,461
Collateralized Loan Obligations (1.8%)
Cash Flow CLO (1.8%):
720 East CLO I Ltd. , Series 2023-IA , Class E , 12 .95% ( TSFR3M + 865 bps ) , 4/15/36 , Callable
4/15/25 @ 100 (a) (b) ................................................. 12,750 12,985
720 East CLO II Ltd. , Series 2023-2A , Class E , 12 .87% ( TSFR3M + 857 bps ) , 10/15/36 ,
Callable 10/15/25 @ 100 (a) (b) ......................................... 1,500 1,558
Barrow Hanley CLO II Ltd. , Series 2023-2A , Class E , 12 .66% ( TSFR3M + 837 bps ) , 10/20/35 ,
Callable 4/20/25 @ 100 (a) (b) .......................................... 3,000 3,039
Oaktree CLO Ltd. , Series 2023-2A , Class E , 12 .94% ( TSFR3M + 865 bps ) , 7/20/36 , Callable
7/20/25 @ 100 (a) (b) ................................................. 1,500 1,531
19,113
Total Collateralized Loan Obligations (Cost $18,438)
a
a
a
19,113

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (1.2%)
Commercial MBS (1.2%):
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (c) (d) ................ $ 3,000 $ 2,840
BPR Trust , Series 2022-STAR , Class A , 7 .54% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (d) ...... 2,536 2,535
BXP Trust , Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (c) (d) ...................... 2,000 1,520
COMM Mortgage Trust , Series 2024-277P , Class B , 7 .00% , 8/10/44 (a) (c) (d) ............ 1,500 1,578
Hudson Yards Mortgage Trust , Series 2025-SPRL , Class D , 6 .34% , 1/13/40 (a) (c) (d) ....... 100 101
Manhattan West Mortgage Trust , Series 2020-1MW , Class D , 2 .33% , 9/10/39 (a) (c) (d) ...... 1,155 1,046
ONE Mortgage Trust , Series 2021-PARK , Class D , 5 .92% ( TSFR1M + 161 bps ) , 3/15/36 (a) (b)
(d) ............................................................. 1,775 1,700
SHR Trust , Series 2024-LXRY , Class D , 7 .91% ( TSFR1M + 360 bps ) , 10/15/41 (a) (b) (d) ..... 1,250 1,261
12,581
Private CMO Floating (0.0%):(e)
CHL Mortgage Pass Through Trust , Series 2004-25 , Class 1A6 , 5 .39% ( TSFR1M + 107 bps ) ,
2/25/35 , Callable 2/25/25 @ 100 (b) ...................................... 470 315
Total Collateralized Mortgage Obligations (Cost $12,351)
a
a
a
12,896
Shares
Common Stocks (0.1%)
Energy (0.0%):(e)
GenOn Energy, Inc. (f) ................................................... 16,168 283
Sabine Oil & Gas Holdings, Inc. (f) (g) ........................................ 2,824 1
284
Real Estate (0.1%):
Crown Castle, Inc. ...................................................... 6,253 558
Total Common Stocks (Cost $3,209)
a
a
a
842
Preferred Stocks (0.4%)
Consumer Staples (0.4%):
CHS, Inc. , Series 1 , 7 .88% (h) .............................................. 87,180 2,289
CHS, Inc. , Series 2 , 7 .10% (h) .............................................. 76,204 1,930
4,219
Real Estate (0.0%):(e)
Prologis, Inc. , Series Q , 8 .54% (h) ........................................... 5,310 298
Total Preferred Stocks (Cost $4,430)
a
a
a
4,517
Principal Amount
(000)
Senior Secured Loans (5.6%)
Communication Services (1.1%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loans, First Lien , 11 .30%
( SOFR01M + 700 bps ) , 1/4/29 (b) ......................................... 2,590 2,627
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien , 9 .84%
( SOFR03M + 525 bps ) , 8/2/29 (b) ......................................... 1,486 1,475
StubHub Holdco Sub LLC, Term B, First Lien , 9 .11% ( SOFR01M + 475 bps ) , 3/15/30 (b) .... 980 982
United Talent Agency LLC, Term B Loan, First Lein , 8 .05% ( SOFR01M + 375 bps ) , 7/7/28 (b) . 993 999
Windstream Services LLC, 2024 Term Loans, First Lien , 9 .11% ( SOFR01M + 475 bps ) ,
10/6/31 (b) ........................................................ 1,000 1,013
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien , 3/9/27 (i) .......... 4,488 4,344
11,440
Consumer Discretionary (1.0%):
Alterra Mountain Co., Term loan B- 7, First Lien , 7 .36% ( SOFR01M + 300 bps ) , 5/31/30 (b) .. 491 494
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 7 .86% ( SOFR01M + 350 bps ) ,
1/29/29 (b) ........................................................ 207 208
Great Outdoors Group LLC, Term B, First Lien , 3/6/28 (i) .......................... 474 476
Great Outdoors Group LLC, Term Loan B, First Lien , 7 .55% ( SOFR01M + 325 bps ) , 3/5/32 (b) 500 503
Ontario Gaming GTA Ltd. Partnership, Term B Loans, First Lien , 8 .58% ( SOFR03M + 425 bps ) ,
7/20/30 (b) ........................................................ 990 993
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 7 .58%
( SOFR03M + 325 bps ) , 3/6/28 (b) ......................................... 7,474 7,171

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Polaris Newco LLC, Dollar Term Loan, First Lien , 8 .59% ( SOFR03M + 400 bps ) , 6/5/28 (b) .. $ 1,209 $ 1,210
11,055
Consumer Staples (0.3%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 7 .80% ( SOFR01M + 350 bps ) ,
8/19/31 (b) ........................................................ 3,000 3,012
Financials (1.2%):
Acrisure LLC, Term Loan B- 6, First Lien , 7 .36% ( SOFR01M + 300 bps ) , 11/6/30 (b) ....... 998 998
Amynta Agency Borrower, Inc., 2024-1 Refinancing Term Loans, First Lien , 7 .34%
( SOFR01M + 300 bps ) , 2/28/28 (b) ........................................ 1,985 1,982
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 8 .08%
( SOFR03M + 375 bps ) , 2/18/31 (b) ........................................ 87 87
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 8 .04%
( SOFR06M + 375 bps ) , 2/18/31 (b) ........................................ 1,413 1,411
Hyperion Refinance SARL, Term Loan B, First Lien , 7 .86% ( SOFR01M + 350 bps ) , 4/18/30 (b) 2,970 2,980
LC Ahab US Bidco LLC, Initial Term Loan, First Lien , 7 .36% ( SOFR01M + 300 bps ) , 5/1/31 (b) 499 499
Lealand Finance Co. BV, Make Whole Term Loan, First Lien , 7 .36% ( SOFR01M + 300 bps ) ,
6/30/27 (b) ........................................................ 39 20
Lealand Finance Co. BV, Take-Back Term Loan, First Lien , 5 .36% ( SOFR01M + 100 bps ) ,
12/31/27 (b) ....................................................... 369 146
Moneygram International, Inc., 2024 Repricing Term Loans, First Lien , 9 .15%
( SOFR03M + 475 bps ) , 6/3/30 (b) ......................................... 988 956
Neptune BidCo US, Inc., Dollar Term A Loan, First Lien , 9 .04% ( SOFR03M + 475 bps ) ,
10/11/28 (b) ....................................................... 178 149
OneDigital Borrower LLC, Initial Loan, Second Lien , 9 .61% ( SOFR01M + 525 bps ) , 7/2/32 (b) 3,000 3,021
12,249
Health Care (0.1%):
Bausch + Lomb Corp., New Term Loans, First Lien , 8 .33% ( SOFR03M + 400 bps ) , 9/29/28 (b) 1,481 1,493
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien , 9 .61%
( SOFR01M + 525 bps ) , 2/1/27 (b) ......................................... 1 1
1,494
Industrials (1.0%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien , 9 .04% ( SOFR03M + 475 bps ) ,
4/20/28 (b) ........................................................ 488 499
CCI Buyer, Inc., Initial Term Loans, First Lien , 8 .33% ( SOFR03M + 400 bps ) , 12/17/27 (b) ... 990 994
Fortress Intermediate 3, Inc., Initial Term Loan, First Lien , 7 .86% ( SOFR01M + 350 bps ) ,
6/27/31 (b) ........................................................ 246 246
Roper Industrial Products Investment Co., Tranche D Dollar Term Loan, First Lian , 7 .08%
( SOFR03M + 275 bps ) , 11/23/29 (b) ....................................... 2,950 2,958
The GEO Group, Inc., Term Loan, First Lien , 9 .56% ( SOFR01M + 525 bps ) , 4/13/29 (b) ..... 1,717 1,741
TKC Holdings, Inc., Closing Date Initial Term Loan, First Lien , 9 .30% ( SOFR01M + 500 bps ) ,
5/15/28 (b) ........................................................ 1,972 1,977
WestJet Loyalty LP, Initial Term Loan, First Lien , 7 .58% ( SOFR03M + 325 bps ) , 2/14/31 (b) .. 993 996
9,411
Information Technology (0.8%):
BCPE Pequod Buyer Inc., Initial Term Loans, First Lien , 9/20/31 (i) ................... 500 505
Blackhawk Network Holdings, Inc., Term Loan, First Lien , 9 .36% ( SOFR01M + 500 bps ) ,
3/12/29 (b) ........................................................ 1,493 1,502
Central Parent LLC, 2024 Refinancing Term Loan, First Lien , 7 .58% ( SOFR03M + 325 bps ) ,
7/6/29 (b) ......................................................... 2,978 2,839
Dye & Durham Corp., Term B Loans, First Lien , 8 .33% ( SOFR03M + 400 bps ) , 4/14/31 (b) ... 409 414
Neptune BidCo US, Inc., Dollar Term B Loan, First Lien , 9 .29% ( SOFR03M + 500 bps ) ,
4/11/29 (b) ........................................................ 201 169
Rocket Software, Inc., Term Loan, First Lien , 8 .61% ( SOFR01M + 425 bps ) , 11/28/28 (b) .... 2,977 3,014
UKG, Inc., Initial Term Loans, First Lien , 7 .30% ( SOFR03M + 300 bps ) , 2/10/31 (b) ........ 129 129
8,572
Materials (0.1%):
LABL, Inc., Term Loan B, First Lien , 9 .36% ( SOFR01M + 500 bps ) , 10/30/28 (b) .......... 990 925
Total Senior Secured Loans (Cost $57,989)
a
a
a
58,158

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (58.7%)
Communication Services (10.8%):
AMC Networks, Inc.
10 .25% , 1/15/29 , Callable 1/15/26 @ 105.13 (a) ............................. $ 200 $ 213
4 .25% , 2/15/29 , Callable 2/16/25 @ 101.06 ................................ 1,500 1,188
Cable One, Inc. , 4 .00% , 11/15/30 , Callable 11/15/25 @ 102 (a) (j) ..................... 81 66
Cablevision Lightpath LLC , 5 .63% , 9/15/28 , Callable 2/16/25 @ 101.41 (a) ............. 1,997 1,868
CCO Holdings LLC/CCO Holdings Capital Corp.
4 .75% , 3/1/30 , Callable 3/8/25 @ 102.38 (a) ................................ 500 463
4 .50% , 8/15/30 , Callable 3/8/25 @ 102.25 (a) ............................... 500 454
4 .50% , 6/1/33 , Callable 6/1/27 @ 102.25 (a) ................................ 5,000 4,245
4 .25% , 1/15/34 , Callable 1/15/28 @ 102.13 (a) .............................. 4,000 3,267
CD&R Smokey Buyer, Inc./Radio Systems Corp. , 9 .50% , 10/15/29 , Callable 10/15/26 @
104.75 (a) ......................................................... 1,500 1,497
Clear Channel Outdoor Holdings, Inc.
9 .00% , 9/15/28 , Callable 9/15/25 @ 104.5 (a) ............................... 2,000 2,106
7 .50% , 6/1/29 , Callable 3/8/25 @ 103.75 (a) ................................ 1,000 890
7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (a) ............................... 2,000 2,070
Consolidated Communications, Inc. , 6 .50% , 10/1/28 , Callable 2/16/25 @ 103.25 (a) ....... 2,500 2,444
CSC Holdings LLC
11 .25% , 5/15/28 , Callable 5/15/25 @ 105.63 (a) ............................. 4,500 4,460
11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (a) ............................. 3,000 2,986
6 .50% , 2/1/29 , Callable 2/16/25 @ 102.17 (a) ............................... 2,000 1,708
4 .13% , 12/1/30 , Callable 12/1/25 @ 102.06 (a) .............................. 3,000 2,255
5 .00% , 11/15/31 , Callable 11/15/26 @ 102.5 (a) (j) ............................ 1,500 802
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 3/8/25 @ 100 (a) ........... 7,151 2,541
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. , 5 .88% , 8/15/27 , Callable 3/8/25
@ 102.94 (a) ...................................................... 2,872 2,843
DISH DBS Corp.
7 .75% , 7/1/26 ..................................................... 1,000 874
5 .25% , 12/1/26 , Callable 6/1/26 @ 100 (a) ................................. 1,500 1,386
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 5/15/25 @ 105.88 (a) ................ 5,000 5,280
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 3/8/25 @ 103.38 (a) ...... 13,759 13,878
Gray Media, Inc.
10 .50% , 7/15/29 , Callable 7/15/26 @ 105.25 (a) (j) ............................ 7,700 8,057
4 .75% , 10/15/30 , Callable 10/15/25 @ 102.38 (a) ............................ 257 156
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (a) ............................ 6,649 3,962
iHeartCommunications, Inc. , 6 .38% , 5/1/26 , Callable 2/21/25 @ 100 .................. 4,000 3,685
Lamar Media Corp. , 3 .63% , 1/15/31 , Callable 1/15/26 @ 101.81 ..................... 1,800 1,605
Match Group Holdings II LLC , 4 .63% , 6/1/28 , Callable 3/8/25 @ 101.16 (a) ............. 2,000 1,926
News Corp. , 5 .13% , 2/15/32 , Callable 2/15/27 @ 102.56 (a) ......................... 1,000 954
Nexstar Media, Inc. , 5 .63% , 7/15/27 , Callable 2/16/25 @ 101.41 (a) ................... 1,500 1,480
Scripps Escrow II, Inc.
3 .88% , 1/15/29 , Callable 3/8/25 @ 100.97 (a) ............................... 3,500 2,555
5 .38% , 1/15/31 , Callable 1/15/26 @ 102.69 (a) (j) ............................ 7,473 3,991
Sinclair Television Group, Inc.
5 .50% , 3/1/30 , Callable 3/8/25 @ 102.75 (a) (j) .............................. 820 571
4 .13% , 12/1/30 , Callable 12/1/25 @ 102.06 (a) .............................. 2,000 1,403
8 .13% , 2/15/33 , Callable 2/15/28 @ 104.06 (a) .............................. 1,309 1,317
Sirius XM Radio LLC
4 .13% , 7/1/30 , Callable 7/1/25 @ 102.06 (a) ................................ 1,000 894
3 .88% , 9/1/31 , Callable 9/1/26 @ 101.94 (a) (j) .............................. 2,000 1,723
TEGNA, Inc. , 5 .00% , 9/15/29 , Callable 2/21/25 @ 102.5 .......................... 1,500 1,409
Townsquare Media, Inc. , 6 .88% , 2/1/26 , Callable 2/7/25 @ 100 (a) .................... 2,250 2,247
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC , 6 .50% , 2/15/29 , Callable 2/16/25
@ 101.63 (a) (j) ..................................................... 2,000 1,825
Univision Communications, Inc. , 7 .38% , 6/30/30 , Callable 6/30/25 @ 103.69 (a) .......... 2,000 1,975
Urban One, Inc. , 7 .38% , 2/1/28 , Callable 3/8/25 @ 101.84 (a) ....................... 3,616 2,012
Windstream Services LLC/Windstream Escrow Finance Corp. , 8 .25% , 10/1/31 , Callable
10/1/27 @ 104.13 (a) ................................................ 1,000 1,035

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Zayo Group Holdings, Inc.
4 .00% , 3/1/27 , Callable 3/8/25 @ 100 (a) (j) ................................ $ 5,000 $ 4,722
6 .13% , 3/1/28 , Callable 3/8/25 @ 100 (a) (j) ................................ 4,000 3,549
112,837
Consumer Discretionary (9.5%):
Acushnet Co. , 7 .38% , 10/15/28 , Callable 10/15/25 @ 103.69 (a) ...................... 565 587
Asbury Automotive Group, Inc. , 5 .00% , 2/15/32 , Callable 11/15/26 @ 102.5 (a) .......... 2,000 1,871
Ashton Woods USA LLC/Ashton Woods Finance Co. , 4 .63% , 4/1/30 , Callable 4/1/25 @
102.31 (a) ......................................................... 6,186 5,697
Beazer Homes USA, Inc. , 7 .25% , 10/15/29 , Callable 2/21/25 @ 103.63 ................ 1,250 1,262
Boyd Gaming Corp. , 4 .75% , 6/15/31 , Callable 6/15/26 @ 102.38 (a) ................... 1,000 933
Boyne USA, Inc. , 4 .75% , 5/15/29 , Callable 3/8/25 @ 102.38 (a) ...................... 3,015 2,865
Caesars Entertainment, Inc.
7 .00% , 2/15/30 , Callable 2/15/26 @ 103.5 (a) ............................... 2,000 2,063
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (a) .............................. 4,792 4,851
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 813 809
Churchill Downs, Inc.
5 .75% , 4/1/30 , Callable 4/1/25 @ 102.88 (a) ................................ 1,000 989
6 .75% , 5/1/31 , Callable 5/1/26 @ 103.38 (a) ................................ 2,500 2,546
Evergreen Acqco 1 LP/TVI, Inc. , 9 .75% , 4/26/28 , Callable 2/16/25 @ 104.88 (a) .......... 810 850
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. , 6 .75% , 1/15/30 , Callable
3/8/25 @ 103.38 (a) (j) ................................................ 2,000 1,885
Ford Motor Co. , 4 .75% , 1/15/43 ............................................ 2,000 1,576
Garrett Motion Holdings, Inc./Garrett LX I SARL , 7 .75% , 5/31/32 , Callable 5/31/27 @
103.88 (a) ......................................................... 1,000 1,020
Graham Packaging Co., Inc. , 7 .13% , 8/15/28 , Callable 3/8/25 @ 101.78 (a) .............. 250 249
Group 1 Automotive, Inc. , 6 .38% , 1/15/30 , Callable 7/15/26 @ 103.19 (a) ............... 1,000 1,018
Hanesbrands, Inc. , 9 .00% , 2/15/31 , Callable 2/15/26 @ 104.5 (a) ..................... 1,500 1,602
Hilton Domestic Operating Co., Inc. , 4 .00% , 5/1/31 , Callable 5/1/26 @ 102 (a) ........... 2,000 1,822
Las Vegas Sands Corp. , 6 .20% , 8/15/34 , Callable 5/15/34 @ 100 ..................... 729 732
LCM Investments Holdings II LLC , 8 .25% , 8/1/31 , Callable 8/1/26 @ 104.13 (a) ......... 1,000 1,051
LGI Homes, Inc.
8 .75% , 12/15/28 , Callable 12/15/25 @ 104.38 (a) ............................ 500 530
7 .00% , 11/15/32 , Callable 11/15/27 @ 103.5 (a) ............................. 365 363
Light & Wonder International, Inc. , 7 .25% , 11/15/29 , Callable 2/21/25 @ 103.63 (a) ....... 2,000 2,060
Lithia Motors, Inc.
3 .88% , 6/1/29 , Callable 3/8/25 @ 101.94 (a) ................................ 7,239 6,720
4 .38% , 1/15/31 , Callable 10/15/25 @ 102.19 (a) ............................. 7,726 7,116
M/I Homes, Inc. , 4 .95% , 2/1/28 , Callable 2/21/25 @ 101.24 ........................ 3,000 2,946
MGM Resorts International , 6 .13% , 9/15/29 , Callable 9/15/26 @ 103.06 ............... 1,000 1,000
NCL Corp. Ltd. , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ........................ 4,379 4,448
Newell Brands, Inc. , 6 .88% , 4/1/36 , Callable 10/1/35 @ 100 (j) ...................... 500 512
Nordstrom, Inc. , 4 .38% , 4/1/30 , Callable 1/1/30 @ 100 ............................ 2,000 1,822
PetSmart, Inc./PetSmart Finance Corp. , 7 .75% , 2/15/29 , Callable 3/8/25 @ 101.94 (a) ...... 2,000 1,992
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 1,100 938
Royal Caribbean Cruises Ltd. , 6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) ................ 8,273 8,343
Saks Global Enterprises LLC , 11 .00% , 12/15/29 , Callable 12/15/26 @ 105.5 (a) .......... 1,294 1,241
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable
3/8/25 @ 103.31 (a) ................................................. 1,000 974
Sotheby's , 7 .38% , 10/15/27 , Callable 2/16/25 @ 100 (a) ............................ 4,524 4,481
Staples, Inc. , 10 .75% , 9/1/29 , Callable 9/1/26 @ 105.38 (a) ......................... 2,500 2,450
Taylor Morrison Communities, Inc.
5 .75% , 1/15/28 , Callable 10/15/27 @ 100 (a) ............................... 1,000 1,001
5 .13% , 8/1/30 , Callable 2/1/30 @ 100 (a) .................................. 2,183 2,114
The Gap, Inc. , 3 .63% , 10/1/29 , Callable 3/8/25 @ 101.81 (a) ........................ 2,000 1,821
The Hertz Corp. , 5 .00% , 12/1/29 , Callable 3/8/25 @ 102.5 (a) (j) ...................... 750 542
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ..................... 2,575 2,615
VT Topco, Inc. , 8 .50% , 8/15/30 , Callable 8/15/26 @ 104.25 (a) ...................... 500 530
Wand NewCo. 3, Inc. , 7 .63% , 1/30/32 , Callable 1/30/27 @ 103.81 (a) .................. 300 310
Weekley Homes LLC/Weekley Finance Corp. , 4 .88% , 9/15/28 , Callable 3/8/25 @ 101.63 (a) . 2,085 2,003
WW International, Inc. , 4 .50% , 4/15/29 , Callable 3/8/25 @ 102.25 (a) ................. 3,500 724

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
ZF North America Capital, Inc.
6 .88% , 4/14/28 , Callable 3/14/28 @ 100 (a) ................................ $ 1,000 $ 1,005
6 .88% , 4/23/32 , Callable 2/23/32 @ 100 (a) ................................ 2,000 1,928
98,807
Consumer Staples (4.1%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 3/8/25 @ 103.25 (a) ............................... 3,500 3,565
4 .88% , 2/15/30 , Callable 3/8/25 @ 103.66 (a) ............................... 7,500 7,211
Edgewell Personal Care Co. , 4 .13% , 4/1/29 , Callable 2/16/25 @ 102.06 (a) .............. 1,500 1,405
Goat Holdco LLC , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ...................... 1,294 1,290
H-Food Holdings LLC/Hearthside Finance Co., Inc. , 8 .50% , 6/1/26 , Callable 2/16/25 @
100 (a) (k) ......................................................... 2,000 60
NBM US Holdings, Inc. , 6 .63% , 8/6/29 , Callable 3/8/25 @ 103.31 (a) .................. 3,000 2,985
Performance Food Group, Inc.
4 .25% , 8/1/29 , Callable 3/8/25 @ 102.13 (a) ................................ 3,500 3,289
6 .13% , 9/15/32 , Callable 9/15/27 @ 103.06 (a) .............................. 1,000 1,002
Post Holdings, Inc.
4 .63% , 4/15/30 , Callable 4/15/25 @ 102.31 (a) .............................. 1,000 931
6 .25% , 2/15/32 , Callable 2/15/27 @ 103.13 (a) .............................. 5,841 5,851
6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (a) ................................ 3,390 3,340
Quikrete Holdings, Inc. , 6 .38% , 3/1/32 , Callable 3/1/28 @ 103.19 .................... 4,364 4,383
U.S. Foods, Inc.
4 .75% , 2/15/29 , Callable 3/8/25 @ 101.19 (a) ............................... 3,000 2,897
5 .75% , 4/15/33 , Callable 10/15/27 @ 102.88 (a) ............................. 2,418 2,359
Walgreens Boots Alliance, Inc. , 8 .13% , 8/15/29 , Callable 8/15/26 @ 104.06 (j) ........... 2,000 2,021
42,589
Energy (3.1%):
CQP Holdco LP/BIP-V Chinook Holdco LLC , 5 .50% , 6/15/31 , Callable 6/15/26 @ 102.75 (a) 2,500 2,411
Energy Transfer LP , 7 .13% ( H15T5Y + 531 bps ) , Callable 5/15/30 @ 100 (b) (h) ........... 1,000 1,015
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 4,000 4,174
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .25% , 11/1/28 , Callable 3/8/25 @ 102.08 (a) ............................... 1,500 1,490
6 .25% , 4/15/32 , Callable 5/15/27 @ 103.13 (a) .............................. 1,000 950
6 .88% , 5/15/34 , Callable 5/15/29 @ 103.44 (a) .............................. 1,000 964
7 .25% , 2/15/35 , Callable 2/15/30 @ 103.63 (a) .............................. 3,765 3,685
Hunt Cos., Inc. , 5 .25% , 4/15/29 , Callable 3/8/25 @ 102.63 (a) ....................... 1,928 1,849
Moss Creek Resources Holdings, Inc. , 8 .25% , 9/1/31 , Callable 9/1/27 @ 104.13 (a) ........ 2,000 1,993
Murphy Oil Corp. , 6 .00% , 10/1/32 , Callable 10/1/27 @ 103 ........................ 1,500 1,450
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) ................. 2,000 1,781
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 500 501
Prairie Acquiror LP , 9 .00% , 8/1/29 , Callable 2/1/26 @ 104.5 (a) ...................... 500 517
SM Energy Co. , 7 .00% , 8/1/32 , Callable 8/1/27 @ 103.5 (a) ......................... 1,000 1,000
Sunoco LP , 7 .25% , 5/1/32 , Callable 5/1/27 @ 103.63 (a) ........................... 1,500 1,565
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6 .00% , 3/1/27 , Callable 3/8/25 @ 100 (a) .................................. 3,000 2,991
7 .38% , 2/15/29 , Callable 2/15/26 @ 103.69 (a) .............................. 1,000 1,017
Venture Global LNG, Inc.
8 .38% , 6/1/31 , Callable 6/1/26 @ 104.19 (a) ................................ 2,000 2,104
9 .88% , 2/1/32 , Callable 2/1/27 @ 104.94 (a) ................................ 325 358
31,815
Financials (4.4%):
Acrisure LLC/Acrisure Finance, Inc.
8 .25% , 2/1/29 , Callable 2/1/26 @ 104.13 (a) ................................ 500 519
7 .50% , 11/6/30 , Callable 5/15/26 @ 103.75 (a) .............................. 1,205 1,245
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer , 6 .50% , 10/1/31 , Callable
10/1/27 @ 103.69 (a) ................................................ 2,000 2,002
Aretec Group, Inc. , 10 .00% , 8/15/30 , Callable 10/15/26 @ 105 (a) .................... 1,000 1,100
AssuredPartners, Inc. , 7 .50% , 2/15/32 , Callable 2/15/27 @ 103.75 (a) .................. 500 540
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance , 7 .13% ,
5/15/31 , Callable 5/15/27 @ 103.56 (a) .................................... 1,000 1,023
Block, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ......................... 6,625 6,776
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ 2,940 3,079

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (h) .... $ 2,155 $ 2,146
EMRLD Borrower LP/Emerald Co-Issuer, Inc. , 6 .63% , 12/15/30 , Callable 6/15/26 @
103.31 (a) ......................................................... 3,000 3,037
Enstar Finance LLC , 5 .75% ( H15T5Y + 547 bps ) , 9/1/40 , Callable 9/1/25 @ 100 (b) ........ 2,020 2,005
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 1,250 1,257
Ford Motor Credit Co. LLC , 4 .00% , 11/13/30 , Callable 8/13/30 @ 100 ................. 4,000 3,621
Hightower Holding LLC , 9 .13% , 1/31/30 , Callable 7/31/26 @ 104.56 (a) ............... 750 790
LABL, Inc. , 10 .50% , 7/15/27 , Callable 2/16/25 @ 100 (a) .......................... 2,000 1,968
Lehman Brothers Holdings, Inc. , 5 .75% , 4/25/11 , MTN ............................ 1,000 1
Level 3 Financing, Inc. , 10 .75% , 12/15/30 , Callable 3/22/27 @ 105.38 (a) ............... 4,500 5,063
MetLife, Inc. , 10 .75% , 8/1/39 , Callable 8/1/34 @ 100 ............................. 1,000 1,327
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/1/26 @ 104.5 (a) .................. 1,350 1,313
NCR Atleos Corp. , 9 .50% , 4/1/29 , Callable 10/1/26 @ 104.75 (a) ..................... 500 545
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer , 4 .88% ,
5/15/29 , Callable 3/8/25 @ 102.44 (a) ..................................... 500 478
PRA Group, Inc. , 8 .88% , 1/31/30 , Callable 6/1/26 @ 104.44 (a) ...................... 1,700 1,778
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (b) (h) ........ 1,000 998
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (a) ......................................................... 1,000 1,027
Starwood Property Trust, Inc.
4 .38% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................................ 500 486
7 .25% , 4/1/29 , Callable 10/1/28 @ 100 (a) ................................. 500 516
Watco Cos. LLC/Watco Finance Corp. , 7 .13% , 8/1/32 , Callable 8/1/27 @ 103.56 (a) ....... 1,000 1,036
45,676
Health Care (3.6%):
CHS/Community Health Systems, Inc.
4 .75% , 2/15/31 , Callable 2/15/26 @ 102.38 (a) .............................. 1,500 1,225
10 .88% , 1/15/32 , Callable 2/15/27 @ 105.44 (a) ............................. 3,975 4,095
CVS Health Corp. , 7 .00% ( H15T5Y + 289 bps ) , 3/10/55 , Callable 12/10/29 @ 100 (b) (j) ..... 1,935 1,955
Eastern Maine Healthcare Systems , 5 .02% , 7/1/36 ............................... 3,000 2,799
Embecta Corp. , 6 .75% , 2/15/30 , Callable 2/15/27 @ 101.69 (a) ...................... 1,000 959
Encompass Health Corp. , 4 .63% , 4/1/31 , Callable 4/1/26 @ 102.31 ................... 500 467
Medline Borrower LP , 3 .88% , 4/1/29 , Callable 3/8/25 @ 101.94 (a) ................... 4,842 4,522
Medline Borrower LP/Medline Co-Issuer, Inc. , 6 .25% , 4/1/29 , Callable 4/1/26 @ 103.13 (a) .. 1,100 1,118
Organon & Co./Organon Foreign Debt Co.-Issuer BV , 5 .13% , 4/30/31 , Callable 4/30/26 @
102.56 (a) (j) ....................................................... 3,000 2,713
Pediatrix Medical Group, Inc. , 5 .38% , 2/15/30 , Callable 3/8/25 @ 102.69 (a) ............. 3,500 3,357
Prestige Brands, Inc. , 3 .75% , 4/1/31 , Callable 4/1/26 @ 101.88 (a) .................... 5,300 4,714
Tenet Healthcare Corp.
5 .13% , 11/1/27 , Callable 2/21/25 @ 100 .................................. 4,366 4,316
6 .13% , 10/1/28 , Callable 3/8/25 @ 101.53 ................................. 2,683 2,684
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 5/15/26 @ 104.88 (a) .......... 2,861 2,911
37,835
Industrials (10.3%):
Air Lease Corp. , 4 .65% ( H15T5Y + 408 bps ) , Callable 6/15/26 @ 100 (b) (h) .............. 1,000 977
Alta Equipment Group, Inc. , 9 .00% , 6/1/29 , Callable 6/1/26 @ 104.5 (a) ................ 1,000 968
American Airlines Pass Through Trust , 3 .70% , 10/15/25 ........................... 976 958
American Airlines, Inc.
7 .25% , 2/15/28 , Callable 3/8/25 @ 103.63 (a) ............................... 500 512
8 .50% , 5/15/29 , Callable 11/15/25 @ 104.25 (a) ............................. 1,000 1,053
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 2,879 2,871
Arcosa, Inc. , 6 .88% , 8/15/32 , Callable 8/15/27 @ 103.44 (a) ......................... 1,500 1,538
Brightline East LLC , 11 .00% , 1/31/30 , Callable 5/9/27 @ 105.5 (a) (j) .................. 3,100 2,999
Brundage-Bone Concrete Pumping Holdings, Inc. , 7 .50% , 2/1/32 , Callable 2/1/28 @ 103.75 (a) 871 882
Builders FirstSource, Inc. , 6 .38% , 3/1/34 , Callable 3/1/29 @ 103.19 (a) ................. 3,000 3,025
BWX Technologies, Inc. , 4 .13% , 4/15/29 , Callable 2/21/25 @ 102.06 (a) ............... 1,000 942
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 (j) ......................... 1,592 1,628
Cornerstone Building Brands, Inc. , 9 .50% , 8/15/29 , Callable 8/15/26 @ 104.75 (a) ......... 1,000 1,000
Cougar JV Subsidiary LLC , 8 .00% , 5/15/32 , Callable 5/15/27 @ 104 (a) ................ 1,000 1,047
EMRLD Borrower LP/Emerald Co-Issuer, Inc. , 6 .75% , 7/15/31 , Callable 7/15/27 @ 103.38 (a) 1,000 1,017
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 500 507
Fortress Intermediate 3, Inc. , 7 .50% , 6/1/31 , Callable 6/1/27 @ 103.75 (a) ............... 1,000 1,031

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Gates Corp. , 6 .88% , 7/1/29 , Callable 7/1/26 @ 103.44 (a) .......................... $ 1,000 $ 1,023
Genesee & Wyoming, Inc. , 6 .25% , 4/15/32 , Callable 4/15/27 @ 103.13 (a) .............. 2,000 2,007
Griffon Corp. , 5 .75% , 3/1/28 , Callable 3/8/25 @ 100.96 ........................... 1,500 1,487
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 3,658 3,735
H&E Equipment Services, Inc. , 3 .88% , 12/15/28 , Callable 3/8/25 @ 100.97 (a) ........... 2,000 1,997
Herc Holdings, Inc. , 6 .63% , 6/15/29 , Callable 6/15/26 @ 103.31 (a) ................... 2,000 2,044
Howmet Aerospace, Inc. , 5 .95% , 2/1/37 ....................................... 1,000 1,038
JB Poindexter & Co., Inc. , 8 .75% , 12/15/31 , Callable 12/15/26 @ 104.38 (a) ............. 2,000 2,127
Masterbrand, Inc. , 7 .00% , 7/15/32 , Callable 7/15/27 @ 103.5 (a) ..................... 1,500 1,534
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (a) ................. 2,021 2,070
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (a) (j) ................... 500 518
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 1,074 1,112
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 2,318 2,342
Ritchie Bros Holdings, Inc. , 7 .75% , 3/15/31 , Callable 3/15/26 @ 103.88 (a) .............. 2,000 2,105
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 3/8/25 @ 102.19 (a) ....... 1,000 943
RR Donnelley & Sons Co. , 9 .50% , 8/1/29 , Callable 8/1/26 @ 104.75 (a) ................ 1,000 1,030
RXO, Inc. , 7 .50% , 11/15/27 , Callable 3/8/25 @ 103.75 (a) .......................... 1,903 1,956
Sensata Technologies, Inc. , 6 .63% , 7/15/32 , Callable 7/15/27 @ 103.31 (a) .............. 1,000 1,008
Spirit AeroSystems, Inc.
9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (a) ............................ 4,000 4,299
9 .75% , 11/15/30 , Callable 11/15/26 @ 104.88 (a) ............................ 6,109 6,764
Spirit Airlines Pass Through Trust , 4 .10% , 4/1/28 (k) .............................. 1,545 1,405
Standard Industries, Inc.
4 .38% , 7/15/30 , Callable 7/15/25 @ 102.19 (a) .............................. 3,000 2,786
3 .38% , 1/15/31 , Callable 7/15/25 @ 101.69 (a) .............................. 5,000 4,377
The ADT Security Corp. , 4 .88% , 7/15/32 (a) .................................... 1,000 932
The Boeing Co. , 6 .86% , 5/1/54 , Callable 11/1/53 @ 100 (a) ......................... 2,500 2,690
The GEO Group, Inc. , 8 .63% , 4/15/29 , Callable 4/15/26 @ 104.31 .................... 1,500 1,585
The Hertz Corp.
4 .63% , 12/1/26 , Callable 3/8/25 @ 101.16 (a) (j) ............................. 1,750 1,554
12 .63% , 7/15/29 , Callable 7/15/27 @ 106.31 (a) (j) ............................ 2,550 2,750
TKC Holdings, Inc. , 10 .50% , 5/15/29 , Callable 3/8/25 @ 105.25 (a) ................... 3,000 3,060
TransDigm, Inc.
5 .50% , 11/15/27 , Callable 3/8/25 @ 100 .................................. 2,000 1,981
4 .88% , 5/1/29 , Callable 3/8/25 @ 102.44 .................................. 1,500 1,424
6 .00% , 1/15/33 , Callable 9/15/27 @ 103 (a) ................................ 1,000 986
TriNet Group, Inc. , 7 .13% , 8/15/31 , Callable 8/15/26 @ 103.56 (a) .................... 2,000 2,058
U.S. Airways Pass Through Trust , 3 .95% , 11/15/25 ............................... 1,356 1,341
United Airlines Pass Through Trust , 4 .88% , 1/15/26 .............................. 11 11
United Rentals North America, Inc.
4 .00% , 7/15/30 , Callable 7/15/25 @ 102 .................................. 1,500 1,389
6 .13% , 3/15/34 , Callable 3/15/29 @ 103.06 (a) .............................. 6,000 6,008
Veritiv Operating Co. , 10 .50% , 11/30/30 , Callable 11/30/26 @ 105.25 (a) ............... 250 272
Waste Pro USA, Inc. , 7 .00% , 2/1/33 , Callable 2/1/28 @ 103.5 (a) ..................... 2,212 2,236
Werner FinCo. LP/Werner FinCo., Inc. , 11 .50% , 6/15/28 , Callable 6/15/25 @ 108.63 (a) .... 500 551
Windsor Holdings III LLC , 8 .50% , 6/15/30 , Callable 6/15/26 @ 104.25 (a) .............. 2,000 2,118
XPO, Inc. , 7 .13% , 6/1/31 , Callable 6/1/26 @ 103.56 (a) ............................ 2,225 2,300
107,908
Information Technology (4.0%):
Amentum Holdings, Inc. , 7 .25% , 8/1/32 , Callable 8/1/27 @ 103.63 (a) ................. 1,000 1,014
AthenaHealth Group, Inc. , 6 .50% , 2/15/30 , Callable 3/8/25 @ 103.25 (a) ............... 500 484
Capstone Borrower, Inc. , 8 .00% , 6/15/30 , Callable 6/15/26 @ 104 (a) .................. 2,500 2,629
Central Parent, Inc./CDK Global, Inc. , 7 .25% , 6/15/29 , Callable 6/15/25 @ 103.63 (a) ...... 4,500 4,277
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (a) .............................. 1,000 983
9 .00% , 9/30/29 , Callable 9/30/25 @ 104.5 (a) ............................... 500 512
Diebold Nixdorf, Inc. , 7 .75% , 3/31/30 , Callable 12/18/26 @ 103.88 (a) ................. 863 896
Ellucian Holdings, Inc. , 6 .50% , 12/1/29 , Callable 12/1/26 @ 103.25 (a) ................. 2,700 2,716
EquipmentShare.com, Inc.
9 .00% , 5/15/28 , Callable 5/15/25 @ 106.75 (a) .............................. 3,500 3,690
8 .63% , 5/15/32 , Callable 5/15/27 @ 104.31 (a) .............................. 1,000 1,067
8 .00% , 3/15/33 , Callable 9/15/27 @ 104 (a) ................................ 1,000 1,040
Gen Digital, Inc. , 7 .13% , 9/30/30 , Callable 9/30/25 @ 103.56 (a) ..................... 500 514

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
NCR Voyix Corp. , 5 .13% , 4/15/29 , Callable 3/8/25 @ 102.56 (a) ..................... $ 729 $ 695
Open Text Holdings, Inc. , 4 .13% , 12/1/31 , Callable 12/1/26 @ 102.06 (a) ............... 3,500 3,135
Rocket Software, Inc.
9 .00% , 11/28/28 , Callable 5/1/25 @ 103 (a) ................................ 2,000 2,070
6 .50% , 2/15/29 , Callable 3/8/25 @ 101.63 (a) ............................... 500 475
S&S Holdings LLC , 8 .38% , 10/1/31 , Callable 10/1/27 @ 104.19 (a) ................... 2,000 2,007
Sabre GLBL, Inc. , 11 .25% , 12/15/27 , Callable 6/15/25 @ 105.63 (a) (j) ................. 2,500 2,668
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (a) ............................ 2,471 2,522
Western Digital Corp. , 3 .10% , 2/1/32 , Callable 11/1/31 @ 100 ....................... 5,342 4,476
Xerox Holdings Corp. , 8 .88% , 11/30/29 , Callable 11/30/26 @ 104.44 (a) ................ 500 438
Zebra Technologies Corp. , 6 .50% , 6/1/32 , Callable 6/1/27 @ 103.25 (a) ................ 1,500 1,535
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. , 3 .88% , 2/1/29 , Callable 2/16/25 @
100.97 (a) ......................................................... 2,000 1,840
41,683
Materials (3.7%):
AAR Escrow Issuer LLC , 6 .75% , 3/15/29 , Callable 3/15/26 @ 103.38 (a) ............... 3,000 3,067
Avient Corp. , 6 .25% , 11/1/31 , Callable 9/15/27 @ 103.13 (a) ........................ 500 498
Axalta Coating Systems LLC , 3 .38% , 2/15/29 , Callable 3/8/25 @ 100.84 (a) ............. 2,000 1,837
Cleveland-Cliffs, Inc. , 7 .00% , 3/15/32 , Callable 3/15/27 @ 103.5 (a) (j) ................. 2,000 1,996
Clydesdale Acquisition Holdings, Inc. , 6 .88% , 1/15/30 , Callable 7/15/26 @ 103.44 (a) ...... 1,000 1,018
Dcli Bidco LLC , 7 .75% , 11/15/29 , Callable 11/15/26 @ 103.88 (a) .................... 1,674 1,723
Knife River Corp. , 7 .75% , 5/1/31 , Callable 5/1/26 @ 103.88 (a) ...................... 3,000 3,130
LABL, Inc.
9 .50% , 11/1/28 , Callable 11/1/25 @ 104.75 (a) .............................. 2,000 1,970
8 .63% , 10/1/31 , Callable 10/1/27 @ 104.31 (a) .............................. 2,000 1,803
Louisiana-Pacific Corp. , 3 .63% , 3/15/29 , Callable 3/8/25 @ 101.81 (a) ................. 1,000 931
Novelis, Inc. , 6 .88% , 1/30/30 , Callable 1/30/27 @ 103.44 (a) ........................ 1,295 1,326
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. , 4 .38% , 10/15/28 ,
Callable 3/8/25 @ 102.19 (a) ........................................... 2,000 2,006
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC , 4 .00% , 10/15/27 ,
Callable 3/8/25 @ 101 (a) ............................................. 1,000 1,002
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 1,500 1,536
Sasol Financing USA LLC , 8 .75% , 5/3/29 , Callable 3/3/29 @ 100 (a) .................. 1,500 1,518
SCIH Salt Holdings, Inc. , 4 .88% , 5/1/28 , Callable 3/8/25 @ 102.44 (a) ................. 250 242
Sealed Air Corp. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ..................... 3,000 3,050
Smyrna Ready Mix Concrete LLC , 8 .88% , 11/15/31 , Callable 11/15/26 @ 104.44 (a) ....... 1,500 1,601
The Chemours Co.
5 .75% , 11/15/28 , Callable 2/16/25 @ 101.92 (a) ............................. 2,000 1,900
4 .63% , 11/15/29 , Callable 3/8/25 @ 102.31 (a) .............................. 4,000 3,549
8 .00% , 1/15/33 , Callable 1/15/28 @ 104 (a) ................................ 1,000 992
Tronox, Inc. , 4 .63% , 3/15/29 , Callable 3/8/25 @ 102.31 (a) ......................... 1,100 997
United States Steel Corp. , 6 .88% , 3/1/29 , Callable 2/21/25 @ 103.44 .................. 903 913
38,605
Real Estate (3.2%):
Cushman & Wakefield U.S. Borrower LLC , 8 .88% , 9/1/31 , Callable 9/1/26 @ 104.44 (a) .... 2,000 2,156
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 9/15/34 , Callable 6/15/34 @ 100 ......... 1,505 1,478
RHP Hotel Properties LP/RHP Finance Corp.
4 .50% , 2/15/29 , Callable 3/8/25 @ 101.5 (a) ................................ 2,000 1,906
6 .50% , 4/1/32 , Callable 4/1/27 @ 103.25 (a) ................................ 2,000 2,015
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 1,053 1,079
Service Properties Trust
4 .38% , 2/15/30 , Callable 8/15/29 @ 100 .................................. 3,000 2,414
8 .63% , 11/15/31 , Callable 11/15/26 @ 104.31 (a) ............................ 1,000 1,061
8 .88% , 6/15/32 , Callable 6/15/27 @ 104.44 (j) .............................. 5,500 5,351
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (a) ................ 9,553 8,540
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC , 10 .50% , 2/15/28 , Callable
9/15/25 @ 105.25 (a) ................................................ 1,500 1,604
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 3/8/25 @ 102.06 (a) ..... 6,737 6,256
33,860
Utilities (2.0%):
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer , 6 .75% , 4/15/28 , Callable
4/15/25 @ 103.38 (a) ................................................ 1,000 1,011

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Calpine Corp.
5 .13% , 3/15/28 , Callable 3/8/25 @ 101.71 (a) ............................... $ 4,250 $ 4,174
4 .63% , 2/1/29 , Callable 3/8/25 @ 101.16 (a) ................................ 5,600 5,360
Entergy Corp. , 7 .13% ( H15T5Y + 267 bps ) , 12/1/54 , Callable 9/1/29 @ 100 (b) ............ 7,500 7,677
NRG Energy, Inc. , 5 .75% , 7/15/29 , Callable 2/16/25 @ 102.88 (a) .................... 2,000 1,973
Vistra Operations Co. LLC , 6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............. 1,000 1,031
21,226
Total Corporate Bonds (Cost $615,540)
a
a
a
612,841
Yankee Dollars (14.3%)
Communication Services (1.6%):
Altice France Holding SA , 6 .00% , 2/15/28 , Callable 3/8/25 @ 100 (a) .................. 11,000 2,985
Altice France SA , 5 .50% , 1/15/28 , Callable 2/16/25 @ 100 (a) ....................... 7,500 6,011
Telecom Italia Capital SA , 7 .20% , 7/18/36 ..................................... 753 756
Virgin Media Finance PLC , 5 .00% , 7/15/30 , Callable 7/15/25 @ 102.5 (a) (j) ............. 2,500 2,177
Vmed O2 UK Financing I PLC , 4 .75% , 7/15/31 , Callable 7/15/26 @ 102.38 (a) ........... 2,512 2,209
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 2,251 2,410
16,548
Consumer Discretionary (2.0%):
Carnival Corp.
5 .75% , 3/1/27 , Callable 12/1/26 @ 100 (a) ................................. 3,000 3,007
6 .00% , 5/1/29 , Callable 3/8/25 @ 103 (a) .................................. 2,000 2,001
Great Canadian Gaming Corp. , 8 .75% , 11/15/29 , Callable 11/15/26 @ 104.38 (a) .......... 837 869
IHO Verwaltungs GmbH
6 .38% , 5/15/29 , Callable 3/8/25 @ 103.19 (a) (l) ............................. 1,024 1,003
8 .00% , 11/15/32 , Callable 11/15/27 @ 104 (a) (m) ............................ 4,325 4,317
International Game Technology PLC , 6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (a) ......... 2,837 2,874
Mattamy Group Corp. , 4 .63% , 3/1/30 , Callable 3/8/25 @ 102.31 (a) ................... 2,300 2,144
Melco Resorts Finance Ltd. , 5 .38% , 12/4/29 , Callable 3/8/25 @ 102.69 (a) .............. 1,000 918
NCL Corp. Ltd.
5 .88% , 3/15/26 , Callable 12/15/25 @ 100 (a) ............................... 2,042 2,050
7 .75% , 2/15/29 , Callable 11/15/28 @ 100 (a) ................................ 295 313
6 .25% , 3/1/30 , Callable 3/1/27 @ 103.13 (a) (j) .............................. 1,000 1,006
Royal Caribbean Cruises Ltd. , 5 .63% , 9/30/31 , Callable 9/30/27 @ 102.81 (a) ............ 300 298
Viking Cruises Ltd. , 9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (a) ................... 500 541
21,341
Energy (0.8%):
Baytex Energy Corp. , 7 .38% , 3/15/32 , Callable 3/15/27 @ 103.69 (a) (j) ................ 1,500 1,477
Consolidated Energy Finance SA , 12 .00% , 2/15/31 , Callable 2/15/27 @ 106 (a) ........... 500 514
Harbour Energy PLC , 5 .50% , 10/15/26 , Callable 3/8/25 @ 101.38 (a) .................. 2,000 1,993
Northriver Midstream Finance LP , 6 .75% , 7/15/32 , Callable 7/15/27 @ 103.38 (a) ......... 2,000 2,043
Petrobras Global Finance BV , 5 .50% , 6/10/51 , Callable 12/10/50 @ 100 ................ 2,000 1,540
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 250 260
7,827
Financials (4.1%):
1375209 BC Ltd. , 9 .00% , 1/30/28 , Callable 2/16/25 @ 100 (a) (j) ..................... 17,122 17,146
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (a) .................. 3,583 3,685
Ardonagh Group Finance Ltd. , 8 .88% , 2/15/32 , Callable 2/15/27 @ 104.44 (a) ........... 5,000 5,200
Belron UK Finance PLC , 5 .75% , 10/15/29 , Callable 10/15/26 @ 102.88 (a) .............. 1,000 993
Brookfield Finance, Inc. , 6 .30% ( H15T5Y + 208 bps ) , 1/15/55 , Callable 10/15/34 @ 100 (b) ... 3,000 2,881
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (b) .......... 825 708
GGAM Finance Ltd.
6 .88% , 4/15/29 , Callable 4/15/26 @ 103.44 (a) .............................. 1,000 1,024
5 .88% , 3/15/30 , Callable 9/15/26 @ 102.94 (a) .............................. 1,000 994
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC ,
8 .13% , 2/15/32 , Callable 2/15/27 @ 104.06 (a) .............................. 500 513
Jones Deslauriers Insurance Management, Inc.
8 .50% , 3/15/30 , Callable 3/15/26 @ 104.25 (a) .............................. 500 532
10 .50% , 12/15/30 , Callable 12/15/25 @ 105.25 (a) ........................... 1,000 1,083
Lehman Brothers Treasury Co. BV , 0.00% , MTN (h) (n) ............................ 1,447 — (o)

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Macquarie Airfinance Holdings Ltd.
8 .13% , 3/30/29 , Callable 9/30/25 @ 104.06 (a) .............................. $ 500 $ 528
6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (a) ................................ 1,269 1,315
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (b) (h) .... 1,300 1,301
UniCredit SpA , 5 .86% ( USISOA05 + 370 bps ) , 6/19/32 , Callable 6/19/27 @ 100 (a) (b) ...... 5,000 5,000
42,903
Health Care (0.2%):
Bausch + Lomb Corp. , 8 .38% , 10/1/28 , Callable 10/1/25 @ 104.19 (a) ................. 500 524
Perrigo Finance Unlimited Co. , 6 .13% , 9/30/32 , Callable 9/30/27 @ 103.06 (j) ........... 2,000 1,962
2,486
Industrials (2.9%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 3,779 3,758
ATS Corp. , 4 .13% , 12/15/28 , Callable 3/8/25 @ 101.03 (a) .......................... 1,000 933
Avianca Midco 2 PLC , 9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) ................. 1,746 1,706
Azorra Finance Ltd. , 7 .75% , 4/15/30 , Callable 10/15/26 @ 103.88 (a) .................. 4,175 4,227
Bombardier, Inc.
6 .00% , 2/15/28 , Callable 3/8/25 @ 101.5 (a) ................................ 2,500 2,494
7 .25% , 7/1/31 , Callable 7/1/27 @ 103.63 (a) ................................ 4,790 4,945
Fibercop SpA , 7 .20% , 7/18/36 , Callable 4/18/36 @ 100 (a) ......................... 2,247 2,299
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) (j) ....... 3,454 3,450
Latam Airlines Group SA
13 .38% , 10/15/29 , Callable 10/15/25 @ 110.03 (a) (j) .......................... 1,000 1,138
7 .88% , 4/15/30 , Callable 10/15/26 @ 103.94 (a) ............................. 1,000 1,005
Seaspan Corp. , 5 .50% , 8/1/29 , Callable 3/10/25 @ 102.75 (a) ........................ 1,500 1,383
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9 .50% , 6/1/28 , Callable 6/1/25 @ 104.75 (a) (j) .............................. 1,616 1,660
6 .38% , 2/1/30 , Callable 3/8/25 @ 103.19 (a) (j) .............................. 1,314 1,205
30,203
Information Technology (0.7%):
Dye & Durham Ltd. , 8 .63% , 4/15/29 , Callable 4/15/26 @ 104.31 (a) ................... 1,000 1,046
Iliad Holding SASU , 8 .50% , 4/15/31 , Callable 4/15/27 @ 104.25 (a) ................... 2,000 2,147
Seagate HDD Cayman
8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 ................................ 2,000 2,144
9 .63% , 12/1/32 , Callable 12/1/27 @ 104.81 ................................ 2,090 2,372
7,709
Materials (1.9%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (a) ............ 300 311
Algoma Steel, Inc. , 9 .13% , 4/15/29 , Callable 4/15/26 @ 104.56 (a) .................... 1,000 1,006
ARD Finance SA , 6 .50% , 6/30/27 , Callable 3/8/25 @ 100 (a) (p) ...................... 2,000 114
Aris Mining Corp. , 8 .00% , 10/31/29 , Callable 10/31/26 @ 104 (a) .................... 900 903
Eldorado Gold Corp. , 6 .25% , 9/1/29 , Callable 3/8/25 @ 103.13 (a) .................... 2,000 1,974
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 3/8/25 @ 101.25 (a) ................ 5,320 5,191
First Quantum Minerals Ltd. , 8 .63% , 6/1/31 , Callable 6/1/26 @ 104.31 (a) .............. 1,000 1,026
Ivanhoe Mines Ltd. , 7 .88% , 1/23/30 , Callable 1/23/27 @ 103.94 (a) (j) ................. 174 175
Methanex Corp. , 5 .25% , 12/15/29 , Callable 9/15/29 @ 100 (j) ....................... 2,431 2,368
Mineral Resources Ltd. , 9 .25% , 10/1/28 , Callable 10/1/25 @ 104.63 (a) ................ 2,000 2,114
NOVA Chemicals Corp.
4 .25% , 5/15/29 , Callable 3/8/25 @ 102.13 (a) ............................... 2,215 2,023
7 .00% , 12/1/31 , Callable 12/1/27 @ 103.5 (a) ............................... 1,288 1,301
Trivium Packaging Finance BV , 8 .50% , 8/15/27 , Callable 2/16/25 @ 100 (a) ............. 1,000 1,001
19,507
Real Estate (0.1%):
TK Elevator Holdco GmbH , 7 .63% , 7/15/28 , Callable 3/8/25 @ 101.91 (a) .............. 1,000 1,007
Total Yankee Dollars (Cost $151,662)
a
a
a
149,531
U.S. Government Agency Mortgages (0.2%)
Farm Credit Bank of Texas

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (b) (h) ................................ $ 2,000 $ 1,975
Total U.S. Government Agency Mortgages (Cost $1,984)
a
a
a
1,975
Commercial Paper (8.7%)
Consumer Discretionary (1.4%):
AutoNation, Inc. , 4 .97% , 2/6/25 (a) (q) ........................................ 5,000 4,996
Whirlpool Corp. , 4 .96% , 2/7/25 (a) (q) ........................................ 10,000 9,990
14,986
Consumer Staples (1.8%):
ConAgra Brands, Inc.
4 .66% , 2/7/25 (a) (q) ................................................. 5,300 5,295
4 .74% , 2/19/25 (a) (q) ................................................ 5,000 4,988
CVS Corp. , 4 .74% , 2/18/25 (a) (q) ........................................... 8,300 8,280
18,563
Energy (1.9%):
Canadian Natural Resources Ltd.
4 .74% , 2/11/25 (a) (q) ................................................ 8,000 7,989
4 .75% , 2/24/25 (a) (q) ................................................ 1,800 1,794
Ovintiv, Inc.
4 .96% , 2/10/25 (a) (q) ................................................ 5,000 4,993
4 .97% , 2/18/25 (a) (q) ................................................ 5,000 4,988
19,764
Industrials (0.7%):
Sonoco Products Co. , 4 .86% , 2/3/25 (a) (q) ..................................... 7,200 7,197
Information Technology (0.2%):
Jabil, Inc. , 5 .09% , 2/3/25 (a) (q) ............................................. 2,000 1,999
Materials (1.0%):
International Flavors Fragnance
4 .48% , 2/7/25 (a) (q) ................................................. 5,000 4,996
4 .53% , 2/21/25 (a) (q) ................................................ 5,300 5,286
10,282
Real Estate (0.5%):
Crown Castle, Inc. , 4 .81% , 2/13/25 (a) (q) ...................................... 5,300 5,291
Utilities (1.2%):
Eversource Energy , 4 .45% , 2/19/25 (a) (q) ...................................... 500 499
Guadalupe Valley Electric Cooperative, Inc. , 4 .38% , 2/13/25 (a) (q) .................... 10,200 10,184
Southwestern Public Service Co. , 4 .48% , 2/4/25 (a) (q) ............................. 2,500 2,498
13,181
Total Commercial Paper (Cost $91,272)
a
a
a
91,263
Shares
Exchange-Traded Funds (3.4%)
iShares BB Rated Corporate Bond ETF (j) ..................................... 246,500 11,502
iShares iBoxx $ High Yield Corporate Bond ETF (j) .............................. 599 48
SPDR Bloomberg High Yield Bond ETF (j) .................................... 40,315 3,901
SPDR Portfolio High Yield Bond ETF ........................................ 844,981 20,093
Total Exchange-Traded Funds (Cost $35,179)
a
a
a
35,544
Collateral for Securities Loaned (4.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .31% (r) ........ 12,488,584 12,489
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .32% (r) ............ 12,488,584 12,489
Invesco Government & Agency Portfolio, Institutional Shares , 4 .34% (r) ................ 12,488,584 12,488
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .31% (r) . 12,488,584 12,488
Total Collateral for Securities Loaned (Cost $49,954)
a
a
a
49,954
Total Investments (Cost $1,100,717) — 105.0% 1,097,095
Liabilities in excess of other assets —  (5.0)% (51,960)
NET ASSETS - 100.00% $ 1,045,135

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
At January 31, 2025, the Fund's investments in foreign securities were 19.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2025, the fair value of these securities was
$832,045 (thousands) and amounted to 79.6% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2025.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2025.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) Non-income producing security.
(g) Security was fair valued using significant unobservable inputs as of January 31, 2025.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(j) All or a portion of this security is on loan.
(k) Currently the issuer is in default with respect to interest and/or principal payments.
(l) Up to 7.13% of the coupon may be PIK.
(m) Up to 8.75% of the coupon may be PIK.
(n) Zero-coupon bond.
(o) Rounds to less than $1 thousand.
(p) Up to 7.25% of the coupon may be PIK.
(q) Rate represents the effective yield at January 31, 2025.
(r) Rate disclosed is the daily yield on January 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of January 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of January 31, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of January 31, 2025.
TSFR1M
—
1 month Term SOFR, rate disclosed as of January 31, 2025.
TSFR3M
—
3 month Term SOFR, rate disclosed as of January 31, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of January 31, 2025.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 80 3/20/25 $ 8,789,187 $ 8,707,500 $ (81,687)
30-Year U.S. Treasury Bond Futures ..... 8 3/20/25 933,779 911,250 (22,529)
5-Year U.S. Treasury Note Futures ....... 275 3/31/25 29,392,151 29,257,422 (134,729)
$ (238,945)
Total unrealized appreciation $ —
Total unrealized depreciation (238,945)
Total net unrealized appreciation (depreciation) $ (238,945)

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Income Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (11.0%)
ABS Auto (5.3%):
Ally Auto Receivables Trust , Series 2024-1 , Class C , 5 .41% , 11/15/29 , Callable 4/15/27 @ 100 $ 1,500 $ 1,516
AmeriCredit Automobile Receivables Trust , Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable
6/18/25 @ 100 ..................................................... 2,000 1,972
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 5/15/25 @ 100 (a) .............. 1,846 1,838
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 5/15/25 @ 100 (a) ............... 1,400 1,387
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 10/15/27 @ 100 (a) .............. 1,100 1,111
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 3,500 3,559
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 4,000 4,127
BofA Auto Trust , Series 2024-1A , Class A4 , 5 .31% , 6/17/30 , Callable 4/15/27 @ 100 (a) .... 1,350 1,370
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 10/15/26 @ 100 ................ 2,930 2,982
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 4/15/27 @ 100 ................ 5,000 5,034
CarMax Select Receivables Trust , Series 2024-A , Class B , 5 .35% , 1/15/30 , Callable 4/15/28 @
100 ............................................................. 2,400 2,417
Carvana Auto Receivables Trust , Series 2021-N4 , Class A2 , 1 .80% , 9/11/28 , Callable 8/10/27
@ 100 ........................................................... 2,044 1,987
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 1/25/28 @ 100 (a) ............. 2,750 2,841
Series 2024-1A , Class A4 , 5 .05% , 10/25/29 , Callable 10/25/27 @ 100 (a) ........... 3,500 3,538
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 10/25/27 @ 100 (a) ............ 964 970
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,500 2,549
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 12/25/27 @ 100 (a) ........... 2,000 2,022
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 12/25/27 @ 100 (a) ............. 1,500 1,513
Chesapeake Funding II LLC , Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 4/15/26 @
100 (a) ........................................................... 1,000 1,009
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 3/15/27 @ 100 (a) .............. 3,000 3,028
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 2,000 2,041
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 8/15/27 @
100 (a) ........................................................... 2,096 2,103
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A , Class B , 7 .52% , 12/15/32 , Callable 7/15/26 @ 100 (a) ............. 3,500 3,551
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 10/15/26 @ 100 (a) ............. 2,000 2,039
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 2,842 2,929
Series 2024-3A , Class A , 4 .68% , 9/15/34 , Callable 2/15/27 @ 100 (a) .............. 2,000 1,997
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 9/15/25 @ 100 1,500 1,477
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 9/15/28 @
100 (a) ........................................................... 1,750 1,799
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 4,000 4,055
Series 2023-1 , Class A3 , 5 .42% , 10/22/29 , Callable 9/20/26 @ 100 (a) ............. 2,222 2,248
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 2,535 2,552
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 3,000 3,031
Exeter Automobile Receivables Trust , Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable
2/15/25 @ 100 (a) ................................................... 3,794 3,796
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 5/15/28 @
100 (a) ........................................................... 3,232 3,283
Flagship Credit Auto Trust , Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 7/15/25 @ 100 (a) 234 234
Ford Credit Auto Owner Trust ..............................................
Series 2020-1 , Class A , 2 .04% , 8/15/31 , Callable 2/15/25 @ 100 (a) ............... 5,333 5,328
Series 2020-1 , Class C , 2 .54% , 8/15/31 , Callable 2/15/25 @ 100 (a) ............... 4,200 4,196
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 2,467 2,486
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 5,985 6,163
Foursight Capital Automobile Receivables Trust , Series 2024-1 , Class B , 5 .55% , 5/15/29 ,
Callable 6/15/27 @ 100 (a) ............................................ 2,143 2,156
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 6/15/28 @ 100 (a) .............. 1,660 1,694
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 6/15/28 @ 100 (a) .............. 998 1,025
GLS Auto Select Receivables Trust ..........................................

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable 8/15/28 @ 100 (a) ............. $ 3,000 $ 3,102
Series 2025-1A , Class A2 , 4 .71% , 4/15/30 , Callable 11/15/29 @ 100 (a) ............ 1,375 1,376
GM Financial Consumer Automobile Receivables Trust , Series 2025-1 , Class B , 5 .00% ,
8/16/30 , Callable 8/16/28 @ 100 ........................................ 2,000 2,005
GreenState Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable
3/15/28 @ 100 (a) ................................................... 4,000 4,032
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 3/15/27 @
100 (a) ........................................................... 7,000 7,038
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A , Class B , 6 .22% , 6/25/27 (a) ................................ 1,000 1,007
Series 2023-3A , Class C , 7 .26% , 2/25/28 (a) ................................ 2,000 2,042
Hertz Vehicle Financing III LP , Series 2021-2A , Class C , 2 .52% , 12/27/27 (a) ............ 3,667 3,467
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,500 3,272
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 2,000 1,988
JPMorgan Chase Bank NA , Series 2021-3 , Class C , 0 .86% , 2/26/29 , Callable 5/25/25 @
100 (a) ........................................................... 212 210
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 12/15/25 @ 100 (a) ............. 1,375 1,366
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 4/15/27 @ 100 (a) .............. 2,400 2,414
Series 2023-2A , Class A3 , 5 .42% , 2/15/28 , Callable 6/15/27 @ 100 (a) ............. 3,000 3,013
Series 2023-2A , Class B , 5 .45% , 4/15/28 , Callable 6/15/27 @ 100 (a) .............. 2,719 2,736
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 2,307 2,346
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @ 100 (a) ............ 1,450 1,482
Mercedes-Benz Auto Receivables Trust , Series 2025-1 , Class A4 , 4 .92% , 4/15/31 , Callable
3/15/29 @ 100 ..................................................... 3,000 3,028
Merchants Fleet Funding LLC , Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 7/20/27 @
100 (a) ........................................................... 4,299 4,344
OCCU Auto Receivables Trust , Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 11/15/27 @
100 (a) ........................................................... 1,500 1,551
PenFed Auto Receivables Owner Trust , Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable
1/15/29 @ 100 (a) ................................................... 4,500 4,482
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .55% , 4/15/27 (a) ................................ 3,938 3,943
Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ............................... 5,000 5,066
Santander Bank Auto Credit-Linked Notes , Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable
1/15/26 @ 100 (a) ................................................... 311 311
Santander Drive Auto Receivables Trust , Series 2022-3 , Class B , 4 .13% , 8/16/27 , Callable
7/15/26 @ 100 ..................................................... 1,621 1,619
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @
100 (a) ........................................................... 1,182 1,199
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 3/15/28 @ 100 (a) .............. 3,450 3,478
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 3/15/28 @ 100 (a) ............... 3,450 3,470
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 900 918
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 3,000 3,079
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 12/15/27 @ 100 (a) ............. 3,980 3,994
Securitized Term Auto Receivables Trust , Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable
4/25/28 @ 100 (a) ................................................... 1,345 1,346
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable 10/20/27 @ 100 (a) ............. 1,500 1,529
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 11/20/27 @ 100 (a) ............. 1,218 1,236
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 3/20/28 @ 100 (a) .............. 3,714 3,775
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 2/20/28 @ 100 (a) ............. 3,000 2,984
Tesla Auto Lease Trust ...................................................
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 1,337 1,356
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 7/20/26 @ 100 (a) ............. 3,000 3,027
Toyota Auto Loan Extended Note Trust , Series 2021-1A , Class A , 1 .07% , 2/27/34 , Callable
2/25/26 @ 100 (a) (b) ................................................. 5,500 5,302
Toyota Auto Receivables Owner Trust , Series 2024-D , Class A4 , 4 .43% , 4/15/30 , Callable
3/15/28 @ 100 ..................................................... 2,883 2,860

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 7/20/25 @
100 (a) ........................................................... $ 3,333 $ 3,340
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 5/15/27 @ 100 (a) ............ 3,000 3,039
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 5/15/27 @ 100 (a) .............. 1,600 1,628
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 5/15/27 @ 100 (a) .............. 3,500 3,583
Westlake Automobile Receivables Trust , Series 2025-1A , Class B , 4 .98% , 9/16/30 , Callable
1/15/28 @ 100 (a) ................................................... 1,563 1,567
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 2,156 2,175
Series 2024-1A , Class B , 5 .50% , 2/18/39 (a) ................................ 3,167 3,185
232,263
ABS Card (0.8%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 1,985 2,032
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 2,910 2,938
Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class A2 , 1 .39% , 7/15/30 ....... 1,985 1,783
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/16/29 (a) ....................... 1,575 1,585
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 5,000 4,881
Evergreen Credit Card Trust , Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) ............. 2,118 2,119
Golden Credit Card Trust .................................................
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 9,000 8,540
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ 4,467 4,227
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 2,344 2,221
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 1,273 1,319
Trillium Credit Card Trust II , Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) .............. 3,603 3,648
35,293
ABS Other (4.0%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 2/15/25
@ 100 (a) ......................................................... 8,500 8,108
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 3,500 3,451
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 2,875 2,937
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class C , 5 .55% , 1/21/31 ,
Callable 2/20/28 @ 100 (a) ............................................ 1,365 1,379
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A , Class B , 2 .08% , 2/15/27 , Callable 2/15/25 @ 100 (a) .............. 1,632 1,623
Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 2/15/25 @ 100 (a) .............. 1,500 1,467
Auxilior Term Funding LLC , Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 3/15/29 @
100 (a) ........................................................... 85 86
Barings Equipment Finance LLC , Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 10/13/30
@ 100 (a) ......................................................... 1,900 1,908
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 6/14/26 @ 100 (a) .............. 1,235 1,244
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 6/14/26 @ 100 (a) ............... 985 1,003
Series 2024-1 , Class B , 5 .08% , 3/15/32 , Callable 2/14/28 @ 100 (a) ............... 4,000 4,016
CF Hippolyta Issuer LLC , Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 2/15/25 @
100 (a) ........................................................... 2,827 2,691
Crossroads Asset Trust , Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 4/20/28 @ 100 (a) . 2,518 2,556
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ....... 3,256 3,116
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class A3 , 5 .65% , 9/22/28 , Callable 9/22/25 @ 100 (a) .............. 1,498 1,503
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 6/22/26 @ 100 (a) .............. 1,312 1,327
Dext ABS LLC , Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 12/15/27 @ 100 (a) ...... 2,333 2,374
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
9/20/25 @ 100 (a) ................................................... 5,667 5,307
Diamond Issuer LLC , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 11/20/25 @ 100 (a) 4,875 4,543
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 (a) ........................ 2,375 2,392
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 2/20/29 @ 100 (a) ...... 2,257 2,298
DLLMT LLC ..........................................................
Series 2023-1A , Class A3 , 5 .34% , 3/22/27 , Callable 1/20/27 @ 100 (a) ............. 1,000 1,005
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 1/20/27 @ 100 (a) ............. 2,286 2,313

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ............. $ 1,758 $ 1,768
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (c) ............... 6,538 6,195
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 1,597 1,608
Frontier Issuer LLC .....................................................
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 4,667 4,832
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 1,000 1,067
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 3,650 4,119
HPEFS Equipment Trust ..................................................
Series 2022-1A , Class C , 1 .96% , 5/21/29 , Callable 7/20/25 @ 100 (a) .............. 137 137
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @ 100 (a) ............. 2,635 2,677
John Deere Owner Trust ..................................................
Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 6/15/28 @ 100 ................ 1,100 1,116
Series 2024-C , Class A4 , 4 .15% , 8/15/31 , Callable 6/15/28 @ 100 ................ 2,250 2,217
Kubota Credit Owner Trust , Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 5/15/28 @
100 (a) ........................................................... 1,300 1,318
M&T Equipment LEAF1 Notes , Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28
@ 100 (a) ......................................................... 1,600 1,597
MMAF Equipment Finance LLC ............................................
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500 1,479
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 1,750 1,784
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 11/20/26 @ 100 (a) ...... 461 432
NMEF Funding LLC , Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 4/15/27 @ 100 (a) ... 985 1,011
NP SPE II LLC , Series 2017-1A , Class A2 , 4 .22% , 10/21/47 (a) ...................... 15,625 15,124
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 4,143 4,008
Pawnee Equipment Receivables LLC , Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable
6/15/26 @ 100 (a) ................................................... 1,000 1,003
PEAC Solutions Receivables LLC , Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable
10/20/27 @ 100 (a) .................................................. 3,500 3,529
Post Road Equipment Finance LLC , Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable
6/15/28 @ 100 (a) ................................................... 2,061 2,063
Progress Residential Trust .................................................
Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @ 100 (a) (c) .......... 4,375 4,198
Series 2021-SFR6 , Class B , 1 .75% , 7/17/38 , Callable 7/17/26 @ 100 (a) (c) .......... 3,938 3,772
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 18,545 17,601
SCF Equipment Leasing LLC ..............................................
Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 2/20/25 @ 100 (a) .............. 867 861
Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 8/20/25 @ 100 (a) .............. 1,071 1,095
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 7/20/26 @ 100 (a) .............. 3,000 3,135
Series 2024-1A , Class A3 , 5 .52% , 1/20/32 , Callable 3/20/30 @ 100 (a) ............. 1,985 2,019
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) ............ 4,000 3,794
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 2,438 2,326
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 869 882
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 1,952 1,974
Volvo Financial Equipment LLC , Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 5/15/28
@ 100 (a) ......................................................... 3,500 3,452
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 6,667 5,745
Zayo Issuer LLC , Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) .... 4,500 4,500
173,085
Agency ABS Other (0.9%):
CIT Education Loan Trust , Series 2007-1 , Class B , 5 .29% ( SOFR90A + 56 bps ) , 6/25/42 ,
Callable 6/25/27 @ 100 (a) (d) .......................................... 1,778 1,537
Navient Student Loan Trust ................................................
Series 2015-2 , Class B , 5 .97% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 1/25/33 @ 100 (d) 3,000 2,924
Series 2018-2A , Class B , 5 .62% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 11/25/36 @
100 (a) (d) ......................................................... 3,500 3,172
Nelnet Student Loan Trust , Series 2005-4 , Class B , 5 .30% ( SOFR90A + 54 bps ) , 9/22/35 ,
Callable 3/22/25 @ 100 (d) ............................................ 873 817
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 5 .37% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 4/25/25 @
100 (d) ........................................................... 739 703
Series 2005-9 , Class B , 5 .12% ( SOFR90A + 56 bps ) , 1/25/41 , Callable 7/25/29 @ 100 (d) 1,078 1,025

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2006-10 , Class B , 5 .04% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 10/25/30 @
100 (d) ........................................................... $ 928 $ 905
Series 2007-1 , Class B , 5 .04% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 7/25/29 @ 100 (d) 3,368 3,110
Series 2007-7 , Class B , 5 .57% ( SOFR90A + 101 bps ) , 10/27/70 , Callable 4/25/25 @
100 (d) ........................................................... 5,740 5,795
Series 2012-6 , Class B , 5 .47% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 10/25/29 @
100 (d) ........................................................... 20,862 19,649
39,637
Total Asset-Backed Securities (Cost $483,196)
a
a
a
480,278
Collateralized Mortgage Obligations (5.7%)
Agency CMO Other (0.3%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 1,673 1,681
Government National Mortgage Association ....................................
Series 2024-1 , Class GA , 4 .50% , 6/20/50 .................................. 5,763 5,650
Series 2024-160 , Class MA , 4 .50% , 6/20/52 ................................ 4,538 4,398
11,729
Agency Commercial MBS (1.2%):
Federal Home Loan Mortgage Corporation .....................................
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 8,000 7,319
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 5,455 5,009
Series K138 , Class A2 , 2 .48% , 1/25/32 ................................... 980 848
Series KG02 , Class A2 , 2 .41% , 8/25/29 ................................... 9,091 8,288
Series KIR1 , Class A2 , 2 .85% , 3/25/26 ................................... 12,000 11,772
Series S8FX , Class A1 , 3 .02% , 3/25/27 ................................... 6,659 6,548
Federal National Mortgage Association .......................................
Series 2017-M2 , Class A2 , 2 .83% , 2/25/27 (b) ............................... 2,059 1,998
Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (b) ............................... 2,026 1,966
Series 2018-M4 , Class A2 , 3 .06% , 3/25/28 (b) ............................... 5,065 4,866
Series 2022-M12 , Class A , 3 .10% , 12/25/28 (b) .............................. 2,484 2,360
50,974
Commercial MBS (4.2%):
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) (c) ........................... 5,000 4,842
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (b) (c) ........................... 4,000 3,752
BAMLL Commercial Mortgage Securities Trust , Series 2015-200P , Class B , 3 .49% , 4/14/33 ,
Callable 4/14/25 @ 100 (a) (c) .......................................... 9,027 8,989
BANK ..............................................................
Series 2017-BNK4 , Class B , 4 .00% , 5/15/50 , Callable 4/15/27 @ 100 ............. 5,600 5,285
Series 2019-BN24 , Class ASB , 2 .93% , 11/15/62 , Callable 12/15/29 @ 100 .......... 6,998 6,728
BBCMS Mortgage Trust , Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @
100 (b) ........................................................... 2,703 2,555
BPR Trust ............................................................
Series 2021-TY , Class A , 5 .47% ( TSFR1M + 116 bps ) , 9/15/38 (a) (c) (d) ............. 4,904 4,885
Series 2021-TY , Class C , 6 .12% ( TSFR1M + 181 bps ) , 9/15/38 (a) (c) (d) ............. 1,538 1,529
Series 2022-OANA , Class A , 6 .20% ( TSFR1M + 190 bps ) , 4/15/37 (a) (c) (d) .......... 1,985 1,990
Series 2022-OANA , Class B , 6 .75% ( TSFR1M + 245 bps ) , 4/15/37 (a) (c) (d) .......... 6,000 6,025
Series 2022-OANA , Class D , 8 .00% ( TSFR1M + 370 bps ) , 4/15/37 (a) (c) (d) .......... 5,000 5,044
Series 2022-STAR , Class A , 7 .54% ( TSFR1M + 323 bps ) , 8/15/39 (a) (c) (d) ........... 7,726 7,724
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4 , Class A , 2 .84% , 3/9/44 , Callable 3/9/30 @ 100 (a) (c) ............ 2,265 2,017
Series 2022-CSMO , Class A , 6 .42% ( TSFR1M + 211 bps ) , 6/15/27 (a) (c) (d) .......... 1,985 1,994
Series 2022-CSMO , Class B , 7 .45% ( TSFR1M + 314 bps ) , 6/15/27 (a) (c) (d) .......... 5,000 5,030
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (c) .......... 9,231 8,491
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (c) ............................ 4,000 3,931
BXP Trust ............................................................
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) (c) .......................... 6,500 5,226
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) (c) .......................... 3,500 2,660
Cantor Commercial Real Estate Lending , Series 2019-CF3 , Class ASB , 2 .94% , 1/15/53 ,
Callable 12/15/29 @ 100 ............................................. 5,810 5,595

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
COMM Mortgage Trust ..................................................
Series 2012-CR4 , Class AM , 3 .25% , 10/15/45 , Callable 2/15/25 @ 100 (c) .......... $ 8,600 $ 7,870
Series 2012-CR4 , Class XA , 1 .14% , 10/15/45 (b) (c) .......................... 10,719 80
Series 2015-LC23 , Class AM , 4 .16% , 10/10/48 , Callable 11/10/25 @ 100 (b) ........ 6,300 6,229
Series 2015-PC1 , Class AM , 4 .28% , 7/10/50 , Callable 6/10/25 @ 100 (b) ........... 3,500 3,479
Series 2015-PC1 , Class B , 4 .28% , 7/10/50 , Callable 6/10/25 @ 100 (b) ............. 2,500 2,440
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (c) .......... 3,500 2,889
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 4,000 4,156
CSMC Trust , Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) (c) ... 2,500 2,036
DBJPM Mortgage Trust ..................................................
Series 2016-SFC , Class A , 2 .83% , 8/10/36 , Callable 8/10/26 @ 100 (a) (c) ........... 6,250 2,993
Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @ 100 (a) (c) ........... 2,500 427
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 6 .05% ( TSFR1M + 174 bps ) , 4/15/37 (a) (c)
(d) ............................................................. 2,000 2,005
Extended Stay America Trust , Series 2021-ESH , Class B , 5 .80% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (c) (d) .................................................... 4,431 4,435
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (c) ........................... 1,697 1,445
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (b) (c) .......................... 1,920 1,911
GS Mortgage Securities Trust , Series 2020-GC45 , Class A5 , 2 .91% , 2/13/53 , Callable 1/13/30
@ 100 ........................................................... 4,231 3,813
Houston Galleria Mall Trust ...............................................
Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) (c) ......................... 2,730 2,723
Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (b) (c) .......................... 1,833 1,832
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (c) .......... 1,650 1,593
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) (c) ......................... 2,000 1,803
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (c) .......................... 3,242 3,277
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 6 .15% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (c) (d) .................................................... 3,100 3,117
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) (c) ...... 6,000 5,267
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (c) ....................................................... 2,407 2,378
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (c) ............................ 1,980 1,830
Series 2020-1MW , Class C , 2 .33% , 9/10/39 (a) (b) (c) .......................... 1,000 918
Morgan Stanley Capital I Trust , Series 2015-MS1 , Class AS , 4 .02% , 5/15/48 , Callable 7/15/25
@ 100 (b) ......................................................... 7,000 6,940
NRTH Mortgage Trust , Series 2024-PARK , Class A , 5 .95% ( TSFR1M + 164 bps ) , 3/15/39 (a) (c)
(d) ............................................................. 3,074 3,084
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 1,980 1,751
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/10/40 (a) (c) ...................... 4,000 4,063
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (c) ................... 5,200 4,406
185,482
Total Collateralized Mortgage Obligations (Cost $264,115)
a
a
a
248,185
Shares
Preferred Stocks (0.8%)
Consumer Staples (0.1%):
CHS, Inc. , Series 1 , 7 .88% (e) .............................................. 190,818 5,011
Financials (0.0%):(f)
Citigroup Capital XIII , 10 .92% ( TSFR3M + 663 bps ) , 10/30/40 (d) ..................... 40,000 1,234
Real Estate (0.7%):
Mid-America Apartment Communities, Inc., cumulative redeemable , Series I , 8 .50% (e) .... 219,731 12,547
Prologis, Inc. , Series Q , 8 .54% (e) ........................................... 283,503 15,941
28,488
Total Preferred Stocks (Cost $29,485)
a
a
a
34,733

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (36.9%)
Communication Services (1.5%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 ............................... $ 8,000 $ 5,737
Charter Communications Operating LLC/Charter Communications Operating Capital , 3 .50% ,
6/1/41 , Callable 12/1/40 @ 100 ......................................... 5,000 3,457
Comcast Corp.
3 .90% , 3/1/38 , Callable 9/1/37 @ 100 .................................... 3,000 2,521
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 ................................... 3,500 2,103
CSC Holdings LLC , 5 .50% , 4/15/27 , Callable 3/8/25 @ 100.92 (a) .................... 3,000 2,779
Discovery Communications LLC , 3 .63% , 5/15/30 , Callable 2/15/30 @ 100 .............. 10,000 8,938
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 3,111 2,947
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 (g) .................................. 8,000 7,580
T-Mobile US, Inc.
4 .75% , 2/1/28 , Callable 2/16/25 @ 100.79 ................................. 2,857 2,849
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 7,500 7,092
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 5,000 4,325
Verizon Communications, Inc.
4 .13% , 8/15/46 .................................................... 5,000 3,960
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 3,000 1,831
Warnermedia Holdings, Inc.
3 .76% , 3/15/27 , Callable 2/15/27 @ 100 .................................. 5,000 4,841
5 .05% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 3,759 3,025
63,985
Consumer Discretionary (1.9%):
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 (g) ................ 6,750 5,680
AutoNation, Inc.
2 .40% , 8/1/31 , Callable 5/1/31 @ 100 .................................... 3,750 3,113
3 .85% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 4,500 4,040
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... 3,250 2,670
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (a) ..................... 5,600 5,103
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 6,166 5,212
Hasbro, Inc. , 3 .90% , 11/19/29 , Callable 8/19/29 @ 100 ............................ 7,500 7,068
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 6,250 4,997
Marriott International, Inc.
4 .63% , 6/15/30 , Callable 3/15/30 @ 100 .................................. 2,333 2,286
3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................................. 2,750 2,425
Mattel, Inc.
3 .38% , 4/1/26 , Callable 2/16/25 @ 100.84 (a) ............................... 500 491
3 .75% , 4/1/29 , Callable 2/16/25 @ 101.88 (a) ............................... 3,000 2,828
Nordstrom, Inc.
4 .38% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 2,000 1,822
4 .25% , 8/1/31 , Callable 5/1/31 @ 100 (g) .................................. 4,250 3,751
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 5,367 4,575
Smithsonian Institution , 2 .65% , 9/1/39 ........................................ 2,000 1,523
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 3,000 2,948
Tractor Supply Co. , 5 .25% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 4,000 3,984
University of Notre Dame du Lac , 3 .44% , 2/15/45 ............................... 5,000 3,799
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,000 863
Volkswagen Group of America Finance LLC
4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (a) .................................. 6,000 5,813
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 3,940 4,126
Worthington Enterprises, Inc. , 4 .30% , 8/1/32 , Callable 5/1/32 @ 100 .................. 5,890 5,176
84,293
Consumer Staples (2.6%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 6,500 5,290
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 2,000 1,152
Altria Group, Inc. , 2 .45% , 2/4/32 , Callable 11/4/31 @ 100 .......................... 6,500 5,357
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. , 4 .70% , 2/1/36 , Callable
8/1/35 @ 100 ...................................................... 6,000 5,678

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
BAT Capital Corp.
7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ................................. $ 2,000 $ 2,267
4 .39% , 8/15/37 , Callable 2/15/37 @ 100 .................................. 15,000 12,969
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 3,400 3,282
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 12,000 10,481
Cargill, Inc. , 2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) .......................... 6,000 5,017
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 5,645 4,701
General Mills, Inc. , 4 .55% , 4/17/38 , Callable 10/17/37 @ 100 ....................... 4,667 4,203
Keurig Dr. Pepper, Inc. , 4 .50% , 4/15/52 , Callable 10/15/51 @ 100 .................... 5,000 4,102
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 6,000 5,404
McCormick & Co., Inc.
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 2,000 1,773
1 .85% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 2,000 1,666
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. 8,000 8,021
SC Johnson & Son, Inc. , 4 .35% , 9/30/44 , Callable 3/30/44 @ 100 (a) .................. 7,000 5,470
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 5,000 4,900
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 10,750 9,295
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 5,000 4,221
The Campbell's Company , 5 .20% , 3/21/29 , Callable 2/21/29 @ 100 ................... 3,860 3,895
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 4,000 3,882
113,026
Energy (3.2%):
Apache Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 ............................ 5,404 3,811
Berkshire Hathaway Energy Co. , 4 .50% , 2/1/45 , Callable 8/1/44 @ 100 ................ 12,000 10,326
Boardwalk Pipelines LP , 4 .45% , 7/15/27 , Callable 4/15/27 @ 100 .................... 8,000 7,914
Buckeye Partners LP , 5 .60% , 10/15/44 , Callable 4/15/44 @ 100 ...................... 10,000 8,328
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 6,364 5,252
ConocoPhillips Co.
4 .15% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 4,500 4,127
5 .55% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 3,485 3,327
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 3,000 2,995
Eastern Energy Gas Holdings LLC
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 3,000 2,848
6 .20% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 3,385 3,476
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (d) (e) ...................... 2,000 1,998
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 6,000 5,770
7 .57% ( TSFR3M + 328 bps ) , 11/1/66 , Callable 3/8/25 @ 100 (d) ................... 4,510 4,487
Enterprise Products Operating LLC , 4 .95% , 2/15/35 , Callable 11/15/34 @ 100 ........... 4,880 4,739
EQT Corp. , 7 .00% , 2/1/30 , Callable 11/1/29 @ 100 .............................. 2,594 2,769
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 3,450 3,493
Florida Gas Transmission Co. LLC , 2 .55% , 7/1/30 , Callable 4/1/30 @ 100 (a) ............ 6,500 5,694
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (a) (g) ................ 4,000 3,785
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 3,000 2,998
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .25% , 11/1/28 , Callable 3/8/25 @ 102.08 (a) ............................... 4,000 3,973
6 .00% , 2/1/31 , Callable 2/1/26 @ 103 (a) .................................. 3,000 2,863
Marathon Petroleum Corp. , 4 .75% , 9/15/44 , Callable 3/15/44 @ 100 .................. 2,000 1,664
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 2/21/25 @ 102.38 ................................ 2,000 1,914
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 1,332 1,186
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 10,235 7,167
ONEOK, Inc. , 5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ............................. 3,000 2,872
Phillips 66 Co.
4 .65% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 1,000 934
4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ................................... 750 645
Plains All American Pipeline LP , 5 .95% , 6/15/35 , Callable 3/15/35 @ 100 .............. 2,400 2,428
Plains All American Pipeline LP/PAA Finance Corp. , 3 .55% , 12/15/29 , Callable 9/15/29 @
100 ............................................................. 6,250 5,835
Rockies Express Pipeline LLC
4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................................ 6,500 6,240
4 .80% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................................ 3,000 2,823
Sabal Trail Transmission LLC , 4 .68% , 5/1/38 , Callable 11/1/37 @ 100 (a) ............... 5,000 4,418

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
3/1/25 @ 102.75 ................................................... $ 3,500 $ 3,510
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 1,000 943
5 .25% , 2/1/50 , Callable 8/1/49 @ 100 .................................... 500 430
137,982
Financials (10.3%):
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (d) ....... 6,000 5,861
American International Group, Inc. , 3 .88% , 1/15/35 , Callable 7/15/34 @ 100 ............ 7,000 6,246
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 1,648 1,656
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) .................... 5,000 4,975
Ashtead Capital, Inc. , 4 .00% , 5/1/28 , Callable 2/16/25 @ 101.33 (a) ................... 2,500 2,419
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 4,412 4,452
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (d) (e) ...................... 3,500 3,400
6 .10% ( TSFR3M + 416 bps ) , Callable 3/17/25 @ 100 (d) (e) ...................... 3,000 3,000
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (d) .................. 3,000 2,549
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (d) .................. 2,500 2,059
BankUnited, Inc. , 4 .88% , 11/17/25 , Callable 8/17/25 @ 100 ........................ 5,000 4,995
Blue Owl Credit Income Corp.
5 .50% , 3/21/25 .................................................... 1,500 1,500
3 .13% , 9/23/26 , Callable 8/23/26 @ 100 .................................. 500 482
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (d) ..... 3,500 3,528
Citizens Financial Group, Inc.
5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (d) (e) ...................... 5,000 4,980
5 .64% ( H15T5Y + 275 bps ) , 5/21/37 , Callable 5/21/32 @ 100 (d) .................. 2,500 2,425
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 2,227 2,212
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (d) .................................................. 4,000 3,163
Credit Acceptance Corp. , 6 .63% , 3/15/26 , Callable 2/16/25 @ 100 .................... 4,875 4,882
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 3,000 2,948
Cullen/Frost Capital Trust II , 6 .31% ( TSFR3M + 181 bps ) , 3/1/34 , Callable 3/8/25 @ 100 (d) .. 5,000 4,458
Enstar Finance LLC , 5 .75% ( H15T5Y + 547 bps ) , 9/1/40 , Callable 9/1/25 @ 100 (d) ........ 3,777 3,749
Equitable Holdings, Inc.
4 .35% , 4/20/28 , Callable 1/20/28 @ 100 .................................. 2,000 1,970
4 .57% , 2/15/29 , Callable 11/15/28 @ 100 (a) ................................ 10,000 9,753
EverBank Financial Corp. , 5 .75% , 7/2/25 , Callable 6/2/25 @ 100 .................... 10,000 9,956
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 7,250 6,419
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 6,500 6,261
Fifth Third Bancorp
4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (d) (e) ...................... 1,750 1,727
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (d) .................... 6,957 6,491
Fifth Third Bank, Inc. , 3 .85% , 3/15/26 , Callable 2/15/26 @ 100 ...................... 5,000 4,942
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 9,225 7,631
First Citizens Bancshares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (d) 12,097 12,039
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 8,850 8,833
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 5,000 5,067
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,550 1,577
Ford Motor Credit Co. LLC
6 .95% , 6/10/26 , Callable 5/10/26 @ 100 .................................. 2,000 2,043
4 .54% , 8/1/26 , Callable 6/1/26 @ 100 .................................... 3,400 3,366
Fulton Financial Corp. , 3 .25% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (d) .... 2,932 2,892
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) (g) .............................. 1,500 1,444
2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................................. 6,500 5,673
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 6,500 5,589
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 1,750 1,751
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 2,308 2,323
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (d) ...................... 2,750 2,718
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (d) .................. 15,676 12,782

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Huntington Capital Trust I , 5 .25% ( TSFR3M + 96 bps ) , 2/1/27 , Callable 3/8/25 @ 100 (d) .... $ 2,300 $ 2,225
ILFC E-Capital Trust I , 6 .15% ( TSFR3M + 181 bps ) , 12/21/65 , Callable 3/8/25 @ 100 (a) (d) .. 10,000 8,212
JPMorgan Chase & Co.
4 .60% ( TSFR3M + 313 bps ) (d) (e) ........................................ 5,000 5,000
5 .05% ( TSFR3M + 76 bps ) , 2/1/27 , Callable 3/8/25 @ 100 (d) .................... 4,000 3,955
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (d) ...................... 2,750 2,303
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (d) .................... 7,250 7,183
5 .60% , 7/15/41 .................................................... 1,000 1,008
KeyBank NA
3 .40% , 5/20/26 , MTN ................................................ 2,500 2,452
3 .90% , 4/13/29 .................................................... 3,000 2,834
4 .90% , 8/8/32 ..................................................... 1,000 949
KeyCorp
5 .70% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 2/24/25 @ 100 (d) ............... 2,500 2,499
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (d) ............ 3,784 3,594
Lincoln National Corp. , 7 .10% ( TSFR3M + 262 bps ) , 5/17/66 , Callable 8/11/26 @ 100 (d) .... 7,500 6,317
Loews Corp. , 3 .20% , 5/15/30 , Callable 2/15/30 @ 100 ............................ 5,000 4,611
Markel Group, Inc. , 6 .00% ( H15T5Y + 566 bps ) , Callable 6/1/25 @ 100 (d) (e) ............. 4,108 4,098
MetLife, Inc. , 4 .13% , 8/13/42 .............................................. 5,000 4,156
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 2,500 2,462
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (d) ............. 7,000 5,913
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (d) .................... 1,500 1,481
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (d) .................... 8,000 6,584
National Rural Utilities Cooperative Finance Corp. , 7 .46% ( TSFR3M + 317 bps ) , 4/30/43 ,
Callable 3/8/25 @ 100 (d) ............................................. 7,125 7,129
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 3,000 3,024
Penske Truck Leasing Co. LP/PTL Finance Corp. , 4 .00% , 7/15/25 , Callable 6/15/25 @ 100 (a) 5,000 4,980
PNC Bank NA , 2 .70% , 10/22/29 ............................................ 6,000 5,404
PPL Capital Funding, Inc.
5 .25% , 9/1/34 , Callable 6/1/34 @ 100 .................................... 1,490 1,462
7 .25% ( TSFR3M + 293 bps ) , 3/30/67 , Callable 3/8/25 @ 100 (d) (g) ................ 6,130 6,109
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 4,000 3,413
Protective Life Global Funding , 5 .43% , 1/14/32 (a) ............................... 3,500 3,524
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 2,500 1,882
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (d) .................... 6,000 5,971
Raymond James Financial, Inc. , 4 .95% , 7/15/46 ................................. 4,000 3,590
Regions Bank , 6 .45% , 6/26/37 ............................................. 6,909 7,096
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (d) (e) ........ 5,989 5,979
Santander Holdings USA, Inc.
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (d) .................... 2,500 2,595
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (d) ...................... 1,000 994
Simon Property Group LP
4 .75% , 9/26/34 , Callable 6/26/34 @ 100 .................................. 1,450 1,373
5 .85% , 3/8/53 , Callable 9/8/52 @ 100 .................................... 3,400 3,423
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (d) ......... 1,250 1,302
Stellantis Finance US, Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) (g) .............. 13,800 11,487
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 8,500 7,434
Synovus Bank , 4 .00% ( H15T5Y + 363 bps ) , 10/29/30 , Callable 10/29/25 @ 100 (d) ......... 4,500 4,391
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (d) .................... 10,000 10,320
Teachers Insurance & Annuity Association of America , 4 .90% , 9/15/44 (a) .............. 5,000 4,457
The Allstate Corp. , 7 .72% ( TSFR3M + 320 bps ) , 8/15/53 , Callable 3/8/25 @ 100 (d) ........ 5,000 4,986
The Bank of New York Mellon Corp.
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (d) (e) ..................... 7,000 6,690
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (d) (e) ...................... 3,250 3,235
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (d) .................... 3,030 3,035
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (d) (e) ....................... 9,250 9,233
6 .14% ( SOFR + 201 bps ) , 8/24/34 , Callable 8/24/33 @ 100 (d) .................... 1,385 1,457
The Hartford Financial Services Group, Inc. , 6 .91% ( TSFR3M + 239 bps ) , 2/12/47 , Callable
3/8/25 @ 100 (a) (d) .................................................. 8,000 7,405

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The PNC Financial Services Group, Inc.
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (d) ................. $ 1,382 $ 1,305
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (d) .................... 1,408 1,431
Truist Bank , 2 .25% , 3/11/30 , Callable 12/11/29 @ 100 ............................ 2,450 2,125
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (d) (e) ....................... 3,950 3,931
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (d) (e) ...................... 2,000 1,931
5 .87% ( SOFR + 236 bps ) , 6/8/34 , Callable 6/8/33 @ 100 , MTN (d) ................. 3,000 3,060
U.S. Bancorp , 4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (d) ............. 4,000 3,834
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 4,550 4,731
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 5,588 3,847
Webster Financial Corp. , 6 .84% ( TSFR3M + 253 bps ) , 12/30/29 , Callable 3/30/25 @ 100 (d) .. 4,750 4,737
451,334
Health Care (2.9%):
AbbVie, Inc. , 4 .25% , 11/21/49 , Callable 5/21/49 @ 100 ........................... 2,500 2,045
Amgen, Inc.
3 .00% , 1/15/52 , Callable 7/15/51 @ 100 .................................. 4,500 2,835
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 3,500 2,707
Baxter International, Inc. , 3 .13% , 12/1/51 , Callable 6/1/51 @ 100 .................... 10,000 6,256
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 3,500 3,394
Bon Secours Charity Health System, Inc. , 5 .25% , 11/1/25 .......................... 3,000 2,940
Bristol-Myers Squibb Co.
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 4,100 4,303
5 .50% , 2/22/44 , Callable 8/22/43 @ 100 .................................. 4,913 4,850
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 4,000 3,328
CVS Health Corp. , 7 .00% ( H15T5Y + 289 bps ) , 3/10/55 , Callable 12/10/29 @ 100 (d) ....... 1,364 1,378
CVS Pass Through Trust , 6 .04% , 12/10/28 ..................................... 2,780 2,795
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 15,750 13,874
Eastern Maine Healthcare Systems , 5 .02% , 7/1/36 ............................... 17,000 15,861
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) ... 13,000 10,824
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 2,156 1,767
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 3,500 3,052
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 3,450 3,439
Northwell Healthcare, Inc. , 3 .39% , 11/1/27 , Callable 8/1/27 @ 100 ................... 3,900 3,690
Orlando Health Obligated Group , 2 .89% , 10/1/35 ................................ 1,660 1,375
Revvity, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 8,500 7,239
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 4,500 3,729
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 (a) .................................. 1,300 1,315
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 (a) ................................ 1,300 1,309
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 (a) ............................... 1,300 1,298
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 (a) ............................... 1,300 1,268
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 4,000 2,904
Tenet Healthcare Corp. , 6 .13% , 6/15/30 , Callable 6/15/25 @ 103.06 ................... 1,500 1,506
The Cigna Group , 3 .40% , 3/1/27 , Callable 12/1/26 @ 100 .......................... 5,000 4,870
Trinity Health Corp. , 2 .63% , 12/1/40 , Callable 6/1/40 @ 100 ........................ 3,000 2,097
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 .............. 9,827 8,089
126,337
Industrials (5.1%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 5,000 4,276
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 ........................... 4,000 4,008
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 4,826 4,698
4 .00% , 9/22/27 .................................................... 5,973 5,709
3 .58% , 1/15/28 .................................................... 2,478 2,380
4 .00% , 2/15/29 .................................................... 3,194 2,995
3 .60% , 10/15/29 .................................................... 6,482 5,954

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Aon North America, Inc.
5 .45% , 3/1/34 , Callable 12/1/33 @ 100 ................................... $ 2,000 $ 2,008
5 .75% , 3/1/54 , Callable 9/1/53 @ 100 .................................... 2,000 1,963
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 2/16/25 @ 102.13 (a) .............................. 3,937 3,750
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 6,000 5,044
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 4,500 4,559
BNSF Funding Trust I , 6 .61% ( US0003M + 235 bps ) , 12/15/55 , Callable 1/15/26 @ 100 (d) (h) . 6,325 6,333
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 3,527 3,331
3 .80% , 9/20/31 (a) .................................................. 2,296 2,196
Builders FirstSource, Inc. , 6 .38% , 6/15/32 , Callable 6/15/27 @ 103.19 (a) ............... 2,500 2,534
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 5,000 3,955
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 4,000 3,098
Delta Air Lines Pass Through Trust , 3 .88% , 7/30/27 .............................. 5,271 5,074
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 2,000 1,986
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 ............................. 4,000 3,839
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 13,000 11,061
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 7,187 6,964
Hubbell, Inc.
3 .50% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 1,500 1,443
2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 8,500 7,279
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 7,496 6,741
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 5,295 5,241
Leidos, Inc. , 2 .30% , 2/15/31 , Callable 11/15/30 @ 100 ............................ 15,000 12,685
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 3,935 3,355
Molex Electronic Technologies LLC , 3 .90% , 4/15/25 , Callable 3/8/25 @ 100 (a) .......... 10,000 9,981
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 4,000 2,999
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 1,465 1,516
RTX Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............................. 10,000 7,970
Ryder System, Inc. , 5 .25% , 6/1/28 , MTN , Callable 5/1/28 @ 100 ..................... 5,000 5,060
Spirit Airlines Pass Through Trust
4 .10% , 4/1/28 (i) .................................................... 7,724 7,027
3 .38% , 2/15/30 (i) ................................................... 6,486 5,720
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 4,000 3,652
6 .53% , 5/1/34 , Callable 2/1/34 @ 100 (a) .................................. 2,250 2,378
5 .71% , 5/1/40 , Callable 11/1/39 @ 100 ................................... 6,000 5,767
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,250 2,120
The Conservation Fund A Nonprofit Corp. , 3 .47% , 12/15/29 , Callable 9/15/29 @ 100 ...... 7,000 6,411
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 6,400 5,891
U.S. Airways Pass Through Trust , 3 .95% , 11/15/25 ............................... 3,173 3,136
Union Pacific Corp.
3 .38% , 2/1/35 , Callable 8/1/34 @ 100 .................................... 2,000 1,738
4 .25% , 4/15/43 , Callable 10/15/42 @ 100 ................................. 5,000 4,072
United Airlines Pass Through Trust
4 .30% , 8/15/25 .................................................... 2,517 2,493
2 .90% , 5/1/28 ..................................................... 3,882 3,583
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 3,500 3,462
Waste Management, Inc. , 5 .35% , 10/15/54 , Callable 4/15/54 @ 100 ................... 3,000 2,880
222,315
Information Technology (1.4%):
Amphenol Corp. , 2 .20% , 9/15/31 , Callable 6/15/31 @ 100 ......................... 4,875 4,094
Broadcom, Inc.
2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ................................ 5,000 4,117
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 (a) ................................ 2,000 1,728
Dell International LLC/EMC Corp. , 4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ............. 700 663
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 3,000 2,926
HP, Inc. , 5 .50% , 1/15/33 , Callable 10/15/32 @ 100 (g) ............................. 3,000 3,023
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 4,776 4,199
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 3,365 3,226
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 5,950 5,521
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 4,250 2,596

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Motorola Solutions, Inc. , 5 .60% , 6/1/32 , Callable 3/1/32 @ 100 ...................... $ 4,000 $ 4,083
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 9,250 7,875
5 .38% , 7/15/40 .................................................... 3,000 2,862
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 4,750 3,288
Skyworks Solutions, Inc. , 3 .00% , 6/1/31 , Callable 3/1/31 @ 100 ..................... 8,800 7,591
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 6,400 5,528
63,320
Materials (2.2%):
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 7,071 6,333
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 11,500 9,433
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 8,500 7,304
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 6,000 5,919
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 4,000 3,630
Commercial Metals Co. , 3 .88% , 2/15/31 , Callable 2/15/26 @ 101.94 .................. 4,500 4,028
Ecolab, Inc.
2 .13% , 8/15/50 , Callable 2/15/50 @ 100 .................................. 5,000 2,691
2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ................................. 500 303
Freeport-McMoRan, Inc. , 4 .63% , 8/1/30 , Callable 8/1/25 @ 102.31 ................... 2,000 1,942
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 3,960 3,750
LYB International Finance III LLC
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... 1,500 1,099
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,500 1,864
Martin Marietta Materials, Inc.
2 .40% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 5,000 4,272
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 3,000 2,834
Monsanto Co. , 3 .95% , 4/15/45 , Callable 10/15/44 @ 100 .......................... 5,000 3,261
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 7,500 6,424
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 5,875 3,723
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 4,694 4,031
Solvay Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ................ 4,000 4,057
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 (g) ...................... 3,870 3,669
The Dow Chemical Co.
6 .30% , 3/15/33 , Callable 12/15/32 @ 100 (g) ............................... 4,000 4,242
4 .25% , 10/1/34 , Callable 4/1/34 @ 100 ................................... 4,750 4,305
Vulcan Materials Co.
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 5,000 4,638
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 1,400 1,395
95,147
Real Estate (1.5%):
Alexandria Real Estate Equities, Inc. , 3 .55% , 3/15/52 , Callable 9/15/51 @ 100 ........... 5,000 3,407
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 11,878 9,638
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 10,354 9,075
Crown Castle, Inc. , 2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ....................... 1,250 1,056
ERP Operating LP , 2 .85% , 11/1/26 , Callable 8/1/26 @ 100 ......................... 9,000 8,736
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 5,000 4,231
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 4,000 3,676
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 3,617 3,100
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 2,450 2,407
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 3,502 2,933
Host Hotels & Resorts LP , 3 .38% , 12/15/29 , Callable 9/15/29 @ 100 .................. 3,500 3,228
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 7,350 5,606
Phillips Edison Grocery Center Operating Partnership LP , 4 .95% , 1/15/35 , Callable 10/15/34
@ 100 ........................................................... 1,500 1,414
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 1,158 1,186
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 3/8/25 @ 102.06 (a) ..... 8,000 7,429
67,122
Utilities (4.3%):
AEP Texas, Inc.
4 .70% , 5/15/32 , Callable 2/15/32 @ 100 .................................. 6,000 5,741
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .................................. 1,500 1,505

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Alabama Power Co. , 3 .85% , 12/1/42 ......................................... $ 3,000 $ 2,379
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 4,250 3,889
Black Hills Corp. , 3 .88% , 10/15/49 , Callable 4/15/49 @ 100 ........................ 10,000 7,226
CenterPoint Energy, Inc. , 2 .65% , 6/1/31 , Callable 3/1/31 @ 100 ...................... 8,500 7,335
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (d) ......... 2,000 1,897
Delmarva Power & Light Co. , 4 .15% , 5/15/45 , Callable 11/15/44 @ 100 ............... 5,000 4,024
Dominion Energy South Carolina, Inc. , 4 .10% , 6/15/46 , Callable 12/15/45 @ 100 ......... 5,000 3,782
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 1,094 1,118
Duke Energy Carolinas LLC , 3 .88% , 3/15/46 , Callable 9/15/45 @ 100 ................. 5,000 3,871
Duke Energy Corp. , 5 .45% , 6/15/34 , Callable 3/15/34 @ 100 ....................... 2,000 1,996
Duke Energy Progress LLC , 4 .15% , 12/1/44 , Callable 6/1/44 @ 100 .................. 7,000 5,668
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 3,967 3,313
Entergy Louisiana LLC , 4 .95% , 1/15/45 , Callable 3/10/25 @ 100 .................... 7,000 6,127
Entergy Mississippi LLC , 3 .25% , 12/1/27 , Callable 9/1/27 @ 100 .................... 5,000 4,795
Entergy Texas, Inc.
3 .45% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 9,420 8,993
3 .55% , 9/30/49 , Callable 3/30/49 @ 100 .................................. 5,000 3,506
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 8,750 5,849
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 4,500 2,794
Georgia Power Co. , 5 .25% , 3/15/34 , Callable 9/15/33 @ 100 ........................ 5,000 4,971
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 5,475 5,190
ITC Holdings Corp.
4 .95% , 9/22/27 , Callable 8/22/27 @ 100 (a) ................................ 4,000 4,002
3 .35% , 11/15/27 , Callable 8/15/27 @ 100 .................................. 2,000 1,927
MidAmerican Energy Co.
3 .15% , 4/15/50 , Callable 10/15/49 @ 100 ................................. 7,000 4,670
2 .70% , 8/1/52 , Callable 2/1/52 @ 100 .................................... 2,500 1,503
Mississippi Power Co. , 4 .25% , 3/15/42 ....................................... 3,168 2,637
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 3,550 3,463
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 3,392 2,688
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 3,750 3,077
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 (a) ................................. 1,000 977
Oncor Electric Delivery Co. LLC , 3 .75% , 4/1/45 , Callable 10/1/44 @ 100 .............. 5,000 3,831
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 7,000 4,551
Potomac Electric Power Co. , 4 .15% , 3/15/43 , Callable 9/15/42 @ 100 ................. 5,000 4,130
Public Service Co. of Colorado , 2 .70% , 1/15/51 , Callable 7/15/50 @ 100 ............... 7,000 4,128
Public Service Electric and Gas Co. , 3 .80% , 3/1/46 , MTN , Callable 9/1/45 @ 100 ......... 8,000 6,218
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 4,396 4,065
South Jersey Industries, Inc. , 5 .02% , 4/15/31 ................................... 9,000 7,538
Southwestern Public Service Co. , 3 .15% , 5/1/50 , Callable 11/1/49 @ 100 ............... 10,000 6,402
The AES Corp. , 2 .45% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 9,000 7,531
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (d) ........ 5,450 5,364
Tri-State Generation and Transmission Association, Inc.
4 .70% , 11/1/44 , Callable 5/1/44 @ 100 ................................... 5,000 3,923
4 .25% , 6/1/46 , Callable 12/1/45 @ 100 ................................... 10,000 7,270
Union Electric Co. , 5 .20% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 2,500 2,483
188,347
Total Corporate Bonds (Cost $1,772,274)
a
a
a
1,613,208
Yankee Dollars (10.0%)
Communication Services (0.1%):
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 ................ 5,500 4,609
Consumer Discretionary (0.2%):
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 3/8/25 @ 101.31 (a) ........ 5,500 5,412
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) (g) ................... 7,192 5,515
10,927
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............ 5,000 4,511
Bacardi Ltd. , 4 .70% , 5/15/28 , Callable 2/15/28 @ 100 (a) ........................... 12,000 11,850

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2 .50% , 1/15/27 , Callable 12/15/26 @ 100 ................................. $ 6,500 $ 6,196
5 .75% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 2,179 2,184
6 .75% , 3/15/34 , Callable 12/15/33 @ 100 (a) ............................... 2,786 2,964
27,705
Energy (0.7%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 9,250 8,564
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (a) ........... 2,400 2,322
Korea National Oil Corp. , 2 .63% , 4/18/32 (a) ................................... 6,000 5,087
TransCanada PipeLines Ltd. , 7 .00% ( TSFR3M + 247 bps ) , 5/15/67 , Callable 3/8/25 @ 100 (d) . 10,124 9,620
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 3,750 4,203
29,796
Financials (4.7%):
ABN AMRO Bank NV , 4 .75% , 7/28/25 (a) ..................................... 6,000 5,983
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (d) ............. 2,000 2,080
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 4,000 4,045
Ascot Group Ltd. , 4 .25% , 12/15/30 , Callable 12/15/25 @ 100 (a) ..................... 7,802 6,736
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 7 .53%
( H15T5Y + 300 bps ) , 10/1/28 (a) (d) ....................................... 1,000 1,044
Banco Santander SA , 6 .92% , 8/8/33 (g) ....................................... 4,000 4,247
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (d) ........ 6,500 5,426
Barclays PLC
7 .39% ( H15T1Y + 330 bps ) , 11/2/28 , Callable 11/2/27 @ 100 (d) .................. 5,000 5,295
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (d) ................ 5,000 4,248
6 .22% ( SOFR + 298 bps ) , 5/9/34 , Callable 5/9/33 @ 100 (d) ...................... 3,000 3,094
BBVA Bancomer SA
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) .................. 3,125 3,237
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (d) .................. 5,000 5,063
BNP Paribas SA , 4 .63% , 3/13/27 (a) .......................................... 4,500 4,458
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (d) (e) ...................... 1,966 1,957
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (d) (e) (g) .................... 4,000 3,847
BPCE SA
3 .50% , 10/23/27 (a) .................................................. 5,000 4,798
3 .25% , 1/11/28 (a) ................................................... 3,000 2,853
6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (d) .................. 7,000 7,076
Canadian Imperial Bank of Commerce
7 .26% , 4/10/32 (a) .................................................. 4,821 5,043
6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ................................... 1,500 1,570
Deutsche Bank AG
4 .88% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (d) ................ 10,000 9,722
3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (d) ..................... 5,000 4,294
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (d) ........ 8,500 7,691
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 5,000 4,740
Lloyds Banking Group PLC
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (d) (h) ............... 5,000 4,812
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (d) ................. 2,121 2,388
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (d) ...... 8,750 7,534
Mitsubishi UFJ Financial Group, Inc. , 5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @
100 (d) ........................................................... 5,000 5,018
Mizuho Financial Group, Inc.
2 .56% , 9/13/31 .................................................... 5,000 4,209
2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (d) ................... 5,000 4,180
NatWest Group PLC , 5 .08% ( US0003M + 191 bps ) , 1/27/30 , Callable 1/27/29 @ 100 (d) (h) ... 6,000 5,966
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (d) (e) .... 5,000 5,003
Societe Generale SA
1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (d) .............. 8,500 8,246
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (d) (g) .............. 9,000 9,067
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (d) 3,750 3,670
Sumitomo Mitsui Financial Group, Inc. , 2 .22% , 9/17/31 ........................... 8,500 7,102
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (d) (e) ........ 6,742 6,719

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The Toronto-Dominion Bank
3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (d) .................. $ 10,000 $ 9,740
5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (d) .................. 3,200 3,139
UBS Group AG , 3 .87% ( US0003M + 141 bps ) , 1/12/29 , Callable 1/12/28 @ 100 (a) (d) (h) .... 4,445 4,305
Washington Aircraft 1 Co. DAC (NBGA - United States Government) , 2 .64% , 9/15/26 ..... 1,113 1,078
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (d) 5,000 4,929
205,652
Health Care (1.1%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 3,939 3,750
Royalty Pharma PLC
5 .40% , 9/2/34 , Callable 6/2/34 @ 100 .................................... 8,500 8,302
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 10,167 7,418
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 2,500 1,665
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 10,240 8,647
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 3,864 3,851
STERIS Irish FinCo Unlimited Co.
2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 3,000 2,604
3 .75% , 3/15/51 , Callable 9/15/50 @ 100 .................................. 8,000 5,635
Teva Pharmaceutical Finance Netherlands III BV , 3 .15% , 10/1/26 .................... 5,000 4,844
46,716
Industrials (1.4%):
Air Canada Pass Through Trust
4 .13% , 5/15/25 (a) .................................................. 12,129 12,061
3 .60% , 3/15/27 (a) (g) ................................................ 5,743 5,564
3 .75% , 12/15/27 (a) .................................................. 3,541 3,412
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 3,000 3,113
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 3,500 3,236
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 6,000 5,460
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 3,000 2,862
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 3,000 2,896
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 5,500 5,475
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @
100 (a) (g) ......................................................... 6,000 5,823
Rolls-Royce PLC , 3 .63% , 10/14/25 , Callable 7/14/25 @ 100 (a) ...................... 5,000 4,943
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 4,000 4,016
Turkish Airlines Pass Through Trust , 4 .20% , 3/15/27 (a) ............................ 3,348 3,252
62,113
Information Technology (0.3%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 7,000 5,910
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 1,765 1,826
SK Hynix, Inc. , 2 .38% , 1/19/31 (a) ........................................... 5,000 4,237
11,973
Materials (0.4%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (a) ............ 675 701
ArcelorMittal SA , 7 .00% , 10/15/39 .......................................... 4,000 4,278
Braskem Netherlands Finance BV , 4 .50% , 1/31/30 , Callable 10/31/29 @ 100 (a) .......... 4,000 3,420
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 7,235 6,529
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 3/8/25 @ 101.25 (a) ................ 3,500 3,415
18,343
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 5,500 4,607
Utilities (0.4%):
Enel Chile SA , 4 .88% , 6/12/28 , Callable 3/12/28 @ 100 ........................... 5,000 4,971
Enel Finance International NV , 2 .50% , 7/12/31 , Callable 4/12/31 @ 100 (a) .............. 5,000 4,220

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... $ 8,500 $ 7,506
16,697
Total Yankee Dollars (Cost $460,968)
a
a
a
439,138
Municipal Bonds (2.8%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue
1 .16% , 7/1/26 ..................................................... 910 870
1 .59% , 7/1/29 ..................................................... 1,000 880
1 .84% , 7/1/31 , Continuously Callable @100 ............................... 2,000 1,676
3,426
California (0.3%):
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 3,340 3,438
City of El Cajon Revenue
Series A , 2 .09% , 4/1/29 .............................................. 425 384
Series A , 2 .19% , 4/1/30 .............................................. 425 374
Series A , 2 .29% , 4/1/31 , Continuously Callable @100 ......................... 550 472
City of Riverside Revenue
Series A , 2 .49% , 6/1/26 .............................................. 1,800 1,755
Series A , 2 .64% , 6/1/27 .............................................. 1,400 1,342
San Jose Financing Authority Revenue , 1 .71% , 6/1/28 ............................. 2,000 1,827
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 4 .13% , 9/1/30 , Continuously Callable @100 ........... 2,590 2,548
12,140
Connecticut (0.1%):
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 1,500 1,451
Town of Hamden, GO , 4 .93% , 8/15/30 , Continuously Callable @100 .................. 3,845 3,822
5,273
Florida (0.4%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... 4,080 3,517
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 8,500 7,359
Hillsborough County School Board Certificate of Participation , Series B , 1 .92% , 7/1/25 .... 4,250 4,205
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.) , Series B , 2 .54% ,
10/1/30 , Continuously Callable @100 .................................... 2,500 2,187
17,268
Georgia (0.1%):
Savannah Hospital Authority Revenue , Series B , 3 .99% , 7/1/38 ...................... 5,000 4,209
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. 7,377 7,123
Illinois (0.1%):
State of Illinois Sales Tax Revenue
Series B , 2 .51% , 6/15/32 , Continuously Callable @100 ........................ 2,000 1,688
Series B , 2 .66% , 6/15/33 , Continuously Callable @100 ........................ 1,500 1,250
2,938
Indiana (0.0%):(f)
Indiana Finance Authority Revenue , Series A , 3 .62% , 7/1/36 ........................ 1,500 1,345
Kansas (0.0%):(f)
Wyandotte County-Kansas City Unified Government Utility System Revenue , Series B , 1 .66% ,
9/1/27 ........................................................... 2,000 1,864
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .28% , 2/1/36 .............................................. 2,950 2,774
Series A , 4 .48% , 8/1/39 .............................................. 3,775 3,479
6,253
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
Series B , 4 .25% , 6/1/29 .............................................. 2,495 2,404

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 4 .35% , 6/1/30 .............................................. $ 1,325 $ 1,268
Series B , 4 .40% , 6/1/31 .............................................. 1,385 1,314
4,986
New Jersey (0.1%):
New Jersey Educational Facilities Authority Revenue , Series E , 4 .02% , 7/1/39 ........... 3,000 2,541
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 1,030 970
3,511
New York (0.1%):
Empire State Development Corp. Revenue
1 .88% , 3/15/30 .................................................... 2,600 2,264
2 .03% , 3/15/31 , Continuously Callable @100 ............................... 3,500 2,982
5,246
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue , Series C , 5 .45% , 8/15/28 ........... 9,750 9,381
Pennsylvania (0.3%):
Pennsylvania Economic Development Financing Authority Revenue , Series B , 3 .20% ,
11/15/27 ......................................................... 1,375 1,327
Pennsylvania Higher Educational Facilities Authority Revenue , Series SE , 3 .73% , 7/15/43 ... 3,000 2,216
Public Parking Authority of Pittsburgh Revenue
2 .33% , 12/1/29 .................................................... 895 798
2 .58% , 12/1/31 , Continuously Callable @100 ............................... 825 709
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3 .05% , 4/1/29 ..................................................... 800 750
3 .10% , 4/1/30 ..................................................... 950 876
3 .15% , 4/1/31 ..................................................... 250 227
State Public School Building Authority Revenue
3 .05% , 4/1/28 ..................................................... 2,000 1,909
3 .15% , 4/1/30 ..................................................... 4,460 4,155
12,967
Texas (0.5%):
County of Bexar Revenue , 2 .53% , 8/15/34 , Continuously Callable @100 ............... 2,800 2,228
Dallas Fort Worth International Airport Revenue
Series C , 1 .95% , 11/1/28 .............................................. 1,000 909
Series C , 2 .05% , 11/1/29 .............................................. 1,250 1,111
Series C , 2 .10% , 11/1/30 .............................................. 1,000 867
Harris County Cultural Education Facilities Finance Corp. Revenue
3 .34% , 11/15/37 .................................................... 2,000 1,698
Series B , 2 .57% , 5/15/26 ............................................. 1,000 976
McLennan County Public Facility Corp. Revenue , 3 .90% , 6/1/29 , Continuously Callable @100 2,000 1,965
Port of Corpus Christi Authority of Nueces County Revenue , 3 .49% , 12/1/25 ............ 1,000 992
San Antonio Education Facilities Corp. Revenue
2 .38% , 4/1/28 ..................................................... 1,500 1,341
2 .65% , 4/1/30 ..................................................... 1,150 967
2 .73% , 4/1/31 ..................................................... 750 612
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2 .08% , 9/1/28 ..................................................... 600 544
2 .57% , 9/1/32 , Continuously Callable @100 ............................... 1,000 830
2 .69% , 9/1/33 , Continuously Callable @100 ............................... 1,000 818
Texas Water Development Board Revenue , Series B , 4 .92% , 10/15/44 , Continuously Callable
@100 ........................................................... 2,250 2,140
Waco Educational Finance Corp. Revenue
1 .53% , 3/1/27 ..................................................... 1,340 1,260
1 .69% , 3/1/28 ..................................................... 1,500 1,373
2 .06% , 3/1/31 , Continuously Callable @100 ............................... 1,500 1,279
21,910
Wisconsin (0.1%):
Public Finance Authority Revenue , 3 .63% , 6/1/51 ................................ 6,575 4,187
Total Municipal Bonds (Cost $138,240)
a
a
a
124,027

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Government Agency Mortgages (8.4%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (d) (e) ................................ $ 6,000 $ 5,926
Federal Farm Credit Banks Funding Corporation
6 .00% , 6/5/34 ..................................................... 4,000 3,993
5 .60% , 8/5/39 ..................................................... 4,000 3,964
7,957
Federal Home Loan Banks
5 .65% , 7/30/31 .................................................... 2,385 2,385
Federal Home Loan Mortgage Corporation
5 .50% , 12/1/35 - 1/1/55 .............................................. 43,393 43,058
1 .50% , 4/1/37 ..................................................... 4,492 3,875
5 .00% , 3/1/38 - 11/1/54 .............................................. 32,029 31,143
2 .50% , 5/1/42 ..................................................... 4,103 3,519
3 .50% , 5/1/42 - 11/1/52 .............................................. 12,448 11,172
4 .50% , 11/1/42 - 10/1/52 .............................................. 8,774 8,321
4 .00% , 1/1/43 - 12/1/54 .............................................. 12,176 11,256
3 .00% , 1/1/52 - 5/1/52 ............................................... 8,144 6,962
6 .00% , 8/1/53 - 12/1/54 .............................................. 7,550 7,617
126,923
Federal National Mortgage Association
2 .50% , 2/1/28 - 3/1/52 ............................................... 10,941 9,319
6 .50% , 4/1/31 - 3/1/32 ............................................... 153 160
5 .00% , 6/1/33 - 12/1/54 .............................................. 26,975 26,280
5 .50% , 9/1/35 - 1/1/55 ............................................... 27,127 26,981
6 .00% , 5/1/36 - 8/1/54 ............................................... 12,374 12,526
4 .00% , 4/1/38 - 7/1/53 ............................................... 13,636 12,728
3 .50% , 12/1/42 - 6/1/52 .............................................. 15,683 14,108
3 .00% , 2/1/50 - 12/1/51 .............................................. 8,063 6,901
4 .50% , 12/1/52 - 3/1/53 .............................................. 4,476 4,224
113,227
Government National Mortgage Association
7 .00% , 1/15/26 - 7/15/32 ............................................. 193 198
6 .50% , 4/15/26 - 10/15/31 ............................................. 243 251
7 .50% , 6/15/26 - 8/15/29 ............................................. 55 57
6 .00% , 9/15/28 - 9/20/53 ............................................. 12,021 12,219
5 .50% , 4/20/33 - 9/20/53 ............................................. 29,819 29,729
5 .00% , 8/15/33 - 4/20/54 ............................................. 21,352 20,883
2 .50% , 9/20/51 - 7/20/53 ............................................. 11,032 9,235
3 .00% , 3/20/52 - 11/20/53 ............................................. 9,730 8,447
3 .50% , 4/20/52 .................................................... 6,205 5,522
4 .50% , 8/20/52 - 9/20/53 ............................................. 26,247 24,843
111,384
Total U.S. Government Agency Mortgages (Cost $374,332)
a
a
a
367,802
U.S. Treasury Obligations (23.9%)
U.S. Treasury Bonds
1 .13% , 5/15/40 .................................................... 10,000 6,047
3 .88% , 8/15/40 .................................................... 32,000 28,890
1 .38% , 11/15/40 .................................................... 30,000 18,652
1 .88% , 2/15/41 .................................................... 9,000 6,064
2 .25% , 5/15/41 .................................................... 70,000 49,886
1 .75% , 8/15/41 .................................................... 25,000 16,269
2 .75% , 8/15/42 .................................................... 55,000 41,430
2 .75% , 11/15/42 .................................................... 10,000 7,497
3 .13% , 2/15/43 .................................................... 45,000 35,641
2 .88% , 5/15/43 .................................................... 10,000 7,594
4 .38% , 8/15/43 .................................................... 20,000 18,869
3 .38% , 5/15/44 .................................................... 12,000 9,756
3 .00% , 11/15/44 .................................................... 25,000 19,039
4 .63% , 11/15/44 .................................................... 5,000 4,855

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
2 .50% , 2/15/45 .................................................... $ 55,000 $ 38,268
3 .00% , 11/15/45 .................................................... 21,000 15,839
2 .50% , 2/15/46 .................................................... 15,000 10,294
2 .25% , 8/15/46 .................................................... 42,950 27,830
2 .88% , 11/15/46 .................................................... 10,000 7,286
3 .00% , 2/15/47 .................................................... 23,000 17,106
2 .75% , 11/15/47 .................................................... 12,000 8,447
3 .00% , 2/15/48 .................................................... 25,000 18,394
3 .13% , 5/15/48 .................................................... 30,000 22,533
3 .38% , 11/15/48 .................................................... 25,000 19,594
3 .00% , 2/15/49 .................................................... 24,000 17,505
1 .25% , 5/15/50 .................................................... 30,000 14,241
1 .63% , 11/15/50 .................................................... 35,000 18,277
2 .88% , 5/15/52 .................................................... 10,000 6,994
4 .00% , 11/15/52 .................................................... 10,000 8,703
4 .13% , 8/15/53 .................................................... 17,000 15,146
4 .75% , 11/15/53 .................................................... 10,000 9,881
4 .25% , 2/15/54 .................................................... 10,000 9,111
U.S. Treasury Inflation Indexed Bonds , 0 .88% , 1/15/29 ............................ 12,495 12,079
U.S. Treasury Notes
2 .00% , 2/15/25 (g) .................................................. 10,000 10,004
4 .25% , 10/15/25 .................................................... 6,000 5,998
4 .63% , 9/15/26 .................................................... 9,000 9,057
4 .38% , 12/15/26 .................................................... 10,000 10,028
2 .38% , 5/15/27 .................................................... 5,000 4,801
3 .13% , 8/31/27 .................................................... 6,000 5,839
1 .25% , 3/31/28 .................................................... 7,000 6,385
2 .88% , 8/15/28 .................................................... 6,000 5,724
1 .25% , 9/30/28 .................................................... 7,000 6,285
3 .75% , 12/31/28 .................................................... 5,000 4,901
2 .63% , 2/15/29 .................................................... 13,000 12,195
4 .25% , 2/28/29 .................................................... 10,000 9,977
2 .38% , 3/31/29 .................................................... 10,000 9,266
3 .25% , 6/30/29 .................................................... 20,000 19,141
4 .25% , 6/30/29 .................................................... 15,000 14,955
3 .63% , 8/31/29 .................................................... 10,000 9,712
3 .88% , 9/30/29 .................................................... 10,000 9,805
4 .13% , 8/31/30 .................................................... 50,000 49,359
4 .38% , 11/30/30 .................................................... 6,000 5,993
4 .00% , 1/31/31 .................................................... 15,000 14,681
4 .25% , 2/28/31 .................................................... 10,000 9,915
4 .63% , 4/30/31 .................................................... 10,000 10,109
4 .25% , 6/30/31 .................................................... 5,000 4,951
4 .13% , 10/31/31 .................................................... 10,000 9,817
4 .13% , 11/15/32 .................................................... 20,000 19,559
3 .88% , 8/15/33 .................................................... 54,000 51,578
4 .50% , 11/15/33 .................................................... 30,000 29,958
4 .00% , 2/15/34 .................................................... 38,000 36,516
4 .38% , 5/15/34 .................................................... 5,000 4,940
3 .88% , 8/15/34 .................................................... 35,000 33,212
4 .25% , 11/15/34 .................................................... 45,000 43,958
Total U.S. Treasury Obligations (Cost $1,197,530)
a
a
a
1,046,636
Commercial Paper (0.2%)
Energy (0.2%):
Energy Transfer LP , 4 .48% , 2/3/25 (a) (j) ....................................... 10,000 9,996
Total Commercial Paper (Cost $9,998)
a
a
a
9,996
Shares
Collateral for Securities Loaned (1.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .31% (k) ........ 13,909,776 13,910
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .32% (k) ............ 13,909,776 13,910

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Invesco Government & Agency Portfolio, Institutional Shares , 4 .34% (k) ............... 13,909,776 $ 13,910
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .31% (k) . 13,909,776 13,910
Total Collateral for Securities Loaned (Cost $55,640)
a
a
a
55,640
Total Investments (Cost $4,785,778) — 101.0% 4,419,643
Liabilities in excess of other assets —  (1.0)% (44,753)
NET ASSETS - 100.00% $ 4,374,890
At January 31, 2025, the Fund's investments in foreign securities were 10.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2025, the fair value of these securities was
$1,070,000 (thousands) and amounted to 24.5% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2025.
(c) Security is interest only.
(d) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2025.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Amount represents less than 0.05% of net assets.
(g) All or a portion of this security is on loan.
(h) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Rate represents the effective yield at January 31, 2025.
(k) Rate disclosed is the daily yield on January 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of January 31, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of January 31, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of January 31, 2025.
TSFR1M
—
1 month Term SOFR, rate disclosed as of January 31, 2025.
TSFR3M
—
3 month Term SOFR, rate disclosed as of January 31, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of January 31, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of January 31, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of January 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (1.4%):
Comcast Corp., Class A .................................................. 724,856 $ 24,398
Omnicom Group, Inc. .................................................... 155,616 13,506
37,904
Consumer Discretionary (6.9%):
Best Buy Co., Inc. ...................................................... 112,061 9,622
D.R. Horton, Inc. ....................................................... 33,964 4,819
Dick's Sporting Goods, Inc. ................................................ 46,004 11,043
Garmin Ltd. ........................................................... 38,358 8,280
Hasbro, Inc. ........................................................... 72,938 4,219
Lennar Corp., Class A .................................................... 40,227 5,279
Lowe's Cos., Inc. ....................................................... 138,003 35,886
NIKE, Inc., Class B ..................................................... 323,132 24,849
Pool Corp. ............................................................ 16,484 5,675
PulteGroup, Inc. ........................................................ 58,971 6,710
Texas Roadhouse, Inc. ................................................... 32,261 5,842
The Home Depot, Inc. ................................................... 84,031 34,619
The TJX Cos., Inc. ...................................................... 184,783 23,059
Toll Brothers, Inc. ...................................................... 19,968 2,712
182,614
Consumer Staples (10.6%):
Altria Group, Inc. ....................................................... 943,778 49,294
Archer-Daniels-Midland Co. ............................................... 299,012 15,319
Colgate-Palmolive Co. ................................................... 322,040 27,921
Kimberly-Clark Corp. .................................................... 214,769 27,914
Molson Coors Beverage Co., Class B ......................................... 118,060 6,464
PepsiCo, Inc. .......................................................... 75,282 11,344
Philip Morris International, Inc. ............................................. 410,532 53,451
Sysco Corp. ........................................................... 181,231 13,215
Target Corp. .......................................................... 48,186 6,645
The Clorox Co. ........................................................ 97,437 15,461
The Kroger Co. ........................................................ 306,995 18,923
The Procter & Gamble Co. ................................................ 205,958 34,187
280,138
Energy (7.6%):
Chevron Corp. ......................................................... 140,702 20,991
Coterra Energy, Inc. ..................................................... 401,213 11,122
Devon Energy Corp. ..................................................... 614,303 20,948
EOG Resources, Inc. .................................................... 349,518 43,966
Exxon Mobil Corp. ..................................................... 255,635 27,309
Marathon Petroleum Corp. ................................................ 177,237 25,825
Ovintiv , Inc. .......................................................... 264,967 11,187
Valero Energy Corp. ..................................................... 301,714 40,128
201,476
Financials (22.4%):
American Express Co. ................................................... 65,329 20,739
American Financial Group, Inc. ............................................. 51,317 7,008
American International Group, Inc. .......................................... 182,774 13,463
Ameriprise Financial, Inc. ................................................. 32,540 17,681
Bank OZK ............................................................ 174,754 8,876
Cincinnati Financial Corp. ................................................ 73,465 10,068
Citizens Financial Group, Inc. .............................................. 213,919 10,176
East West Bancorp, Inc. .................................................. 94,613 9,742
Evercore , Inc. ......................................................... 39,642 11,547
Everest Group Ltd. ...................................................... 43,277 15,039
Fidelity National Financial, Inc. ............................................ 263,860 15,349
Fifth Third Bancorp ..................................................... 252,314 11,180
First Horizon Corp. ..................................................... 346,625 7,588
Interactive Brokers Group, Inc. ............................................. 35,107 7,634
Janus Henderson Group PLC .............................................. 161,661 7,263

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
JPMorgan Chase & Co. .................................................. 434,293 $ 116,087
Millrose Properties, Inc.(a)(b) .............................................. 20,114 222
Morgan Stanley ........................................................ 252,246 34,918
Northern Trust Corp. .................................................... 60,538 6,798
Prudential Financial, Inc. ................................................. 162,900 19,672
State Street Corp. ....................................................... 241,880 24,580
Synchrony Financial ..................................................... 190,186 13,119
T. Rowe Price Group, Inc. ................................................. 22,777 2,663
The Allstate Corp. ...................................................... 138,487 26,635
The Bank of New York Mellon Corp. ......................................... 350,021 30,077
The Goldman Sachs Group, Inc. ............................................ 77,006 49,315
The Hartford Financial Services Group, Inc. .................................... 111,231 12,408
The PNC Financial Services Group, Inc. ...................................... 133,675 26,862
Unum Group .......................................................... 67,814 5,171
W.R. Berkley Corp. ..................................................... 113,654 6,686
Wells Fargo & Co. ...................................................... 478,354 37,694
Zions Bancorp NA ...................................................... 87,817 5,081
591,341
Health Care (14.2%):
AbbVie, Inc. .......................................................... 272,393 50,093
Bristol-Myers Squibb Co. ................................................. 1,050,124 61,905
Cardinal Health, Inc. .................................................... 184,611 22,829
CVS Health Corp. ...................................................... 241,255 13,626
Elevance Health, Inc. .................................................... 25,619 10,137
Gilead Sciences, Inc. .................................................... 647,846 62,971
Humana, Inc. .......................................................... 24,191 7,094
Johnson & Johnson ..................................................... 248,008 37,734
Medtronic PLC ........................................................ 244,824 22,235
Merck & Co., Inc. ...................................................... 306,457 30,284
Pfizer, Inc. ............................................................ 888,579 23,565
Quest Diagnostics, Inc. ................................................... 37,435 6,106
Royalty Pharma PLC, Class A .............................................. 414,502 13,090
The Cigna Group ....................................................... 41,900 12,327
373,996
Industrials (15.0%):
3M Co. .............................................................. 156,540 23,825
Allison Transmission Holdings, Inc. ......................................... 27,015 3,175
Automatic Data Processing, Inc. ............................................ 110,925 33,611
Carlisle Cos., Inc. ....................................................... 33,734 13,138
Caterpillar, Inc. ........................................................ 43,654 16,215
Cummins, Inc. ......................................................... 71,581 25,501
Expeditors International of Washington, Inc. .................................... 116,023 13,178
FedEx Corp. .......................................................... 23,890 6,328
Flowserve Corp. ........................................................ 64,047 4,011
General Dynamics Corp. .................................................. 92,476 23,765
L3Harris Technologies, Inc. ............................................... 130,612 27,691
Lincoln Electric Holdings, Inc. ............................................. 24,023 4,775
Lockheed Martin Corp. ................................................... 90,771 42,022
Masco Corp. .......................................................... 218,502 17,323
Northrop Grumman Corp. ................................................. 28,855 14,060
Otis Worldwide Corp. .................................................... 326,481 31,153
Owens Corning ........................................................ 32,795 6,052
Pentair PLC ........................................................... 43,188 4,478
Republic Services, Inc. ................................................... 29,643 6,429
Snap-on, Inc. .......................................................... 5,390 1,914
SS&C Technologies Holdings, Inc. .......................................... 93,688 7,584
Tetra Tech, Inc. ........................................................ 74,123 2,728
Trane Technologies PLC .................................................. 37,632 13,651
United Parcel Service, Inc., Class B .......................................... 392,241 44,806
W.W. Grainger, Inc. ..................................................... 6,640 7,056
394,469

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Information Technology (10.7%):
Accenture PLC, Class A .................................................. 54,712 $ 21,061
Applied Materials, Inc. ................................................... 80,260 14,475
Broadcom, Inc. ........................................................ 66,724 14,764
Cisco Systems, Inc. ..................................................... 700,671 42,461
Cognizant Technology Solutions Corp., Class A ................................. 164,663 13,603
Corning, Inc. .......................................................... 347,868 18,117
Hewlett Packard Enterprise Co. ............................................. 754,530 15,989
HP, Inc. .............................................................. 82,680 2,687
KLA Corp. ........................................................... 16,213 11,969
Lam Research Corp. ..................................................... 165,711 13,431
Monolithic Power Systems, Inc. ............................................ 16,686 10,635
Motorola Solutions, Inc. .................................................. 29,224 13,713
NetApp, Inc. .......................................................... 199,712 24,385
QUALCOMM, Inc. ..................................................... 304,838 52,716
Skyworks Solutions, Inc. ................................................. 123,764 10,985
280,991
Materials (3.4%):
CF Industries Holdings, Inc. ............................................... 177,615 16,378
CRH PLC ............................................................ 85,879 8,505
LyondellBasell Industries NV, Class A ........................................ 246,264 18,642
Olin Corp. ............................................................ 100,092 2,932
Packaging Corp. of America ............................................... 87,681 18,646
Reliance, Inc. .......................................................... 48,582 14,064
Steel Dynamics, Inc. ..................................................... 79,714 10,219
89,386
Real Estate (4.9%):
Alexandria Real Estate Equities, Inc. ......................................... 78,125 7,605
AvalonBay Communities, Inc. .............................................. 57,003 12,627
BXP, Inc. ............................................................. 60,919 4,456
Crown Castle, Inc. ...................................................... 103,745 9,262
CubeSmart ........................................................... 198,134 8,262
Equinix , Inc. .......................................................... 10,654 9,734
Extra Space Storage, Inc. ................................................. 50,054 7,708
Healthpeak Properties, Inc. ................................................ 681,864 14,087
Host Hotels & Resorts, Inc. ................................................ 486,407 8,128
Kimco Realty Corp. ..................................................... 471,029 10,575
Prologis, Inc. .......................................................... 134,217 16,005
Simon Property Group, Inc. ............................................... 57,469 9,992
VICI Properties, Inc. .................................................... 344,423 10,254
128,695
Utilities (2.6%):
Consolidated Edison, Inc. ................................................. 75,823 7,108
Edison International ..................................................... 297,246 16,051
Entergy Corp. ......................................................... 26,370 2,138
Evergy , Inc. ........................................................... 83,692 5,371
NRG Energy, Inc. ....................................................... 137,695 14,105
OGE Energy Corp. ...................................................... 212,311 8,966
Public Service Enterprise Group, Inc. ......................................... 117,989 9,857
UGI Corp. ............................................................ 118,936 3,655
67,251
Total Common Stocks (Cost $2,199,859)
a
a
a
2,628,261
Total Investments (Cost $2,199,859) — 99.7% 2,628,261
Other assets in excess of liabilities —  0.3% 7,449
NET ASSETS - 100.00% $ 2,635,710
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of January 31, 2025.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (15.8%):
Alphabet, Inc. , Class A ................................................... 1,062,063 $ 216,682
Alphabet, Inc. , Class C ................................................... 1,005,898 206,813
Charter Communications, Inc. , Class A (a) ..................................... 63,590 21,970
Comcast Corp. , Class A .................................................. 1,706,979 57,457
Electronic Arts, Inc. ..................................................... 117,287 14,416
Meta Platforms, Inc. , Class A .............................................. 396,252 273,089
Netflix, Inc. (a) ......................................................... 191,156 186,713
Take-Two Interactive Software, Inc. (a) ........................................ 78,539 14,570
The Trade Desk, Inc. , Class A (a) ............................................ 201,083 23,864
T-Mobile US, Inc. ...................................................... 518,962 120,903
Warner Bros Discovery, Inc. (a) ............................................. 1,097,039 11,453
1,147,930
Communications Equipment (1.5%):
Cisco Systems, Inc. ..................................................... 1,781,062 107,932
Consumer Discretionary (15.1%):
Airbnb, Inc. , Class A (a) .................................................. 193,579 25,392
Amazon.com, Inc. (a) .................................................... 1,924,727 457,469
Booking Holdings, Inc. ................................................... 14,801 70,121
DoorDash, Inc. , Class A (a) ................................................ 173,950 32,847
Lululemon Athletica, Inc. (a) ............................................... 52,617 21,794
Marriott International, Inc. , Class A .......................................... 124,272 36,112
MercadoLibre, Inc. (a) .................................................... 22,672 43,580
O'Reilly Automotive, Inc. (a) ............................................... 25,817 33,418
PDD Holdings, Inc. , ADR (a) ............................................... 298,693 33,427
Ross Stores, Inc. ....................................................... 148,362 22,337
Starbucks Corp. ........................................................ 507,028 54,597
Tesla, Inc. (a) .......................................................... 659,333 266,766
1,097,860
Consumer Staples (5.4%):
Coca-Cola Europacific Partners PLC ......................................... 205,875 16,171
Costco Wholesale Corp. .................................................. 198,139 194,152
Keurig Dr. Pepper, Inc. ................................................... 606,597 19,472
Mondelez International, Inc. , Class A ......................................... 597,984 34,677
Monster Beverage Corp. (a) ................................................ 434,904 21,184
PepsiCo, Inc. .......................................................... 613,544 92,455
The Kraft Heinz Co. ..................................................... 540,735 16,136
394,247
Electronic Equipment, Instruments & Components (0.2%):
CDW Corp. ........................................................... 59,595 11,868
Energy (0.6%):
Baker Hughes Co. ...................................................... 442,509 20,435
Diamondback Energy, Inc. ................................................ 130,576 21,461
41,896
Financials (0.6%):
PayPal Holdings, Inc. (a) .................................................. 448,329 39,713
Health Care (5.2%):
Amgen, Inc. ........................................................... 240,381 68,609
AstraZeneca PLC , ADR .................................................. 260,402 18,426
Biogen, Inc. (a) ......................................................... 65,165 9,379
Dexcom, Inc. (a) ........................................................ 174,672 15,167
GE HealthCare Technologies, Inc. ........................................... 204,310 18,041
Gilead Sciences, Inc. .................................................... 557,322 54,172
IDEXX Laboratories, Inc. (a) ............................................... 36,618 15,455
Intuitive Surgical, Inc. (a) ................................................. 159,281 91,090
Regeneron Pharmaceuticals, Inc. (a) .......................................... 48,329 32,524
Vertex Pharmaceuticals, Inc. (a) ............................................. 115,165 53,169
376,032

Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Industrials (4.6%):
Automatic Data Processing, Inc. ............................................ 182,212 $ 55,212
Axon Enterprise, Inc. (a) .................................................. 34,101 22,240
Cintas Corp. .......................................................... 180,352 36,173
Copart, Inc. (a) ......................................................... 430,883 24,961
CSX Corp. ............................................................ 862,376 28,346
Fastenal Co. ........................................................... 256,191 18,764
Honeywell International, Inc. .............................................. 290,786 65,055
Old Dominion Freight Line, Inc. ............................................ 95,475 17,721
PACCAR, Inc. ......................................................... 234,464 25,997
Paychex, Inc. .......................................................... 160,944 23,767
Verisk Analytics, Inc. .................................................... 63,148 18,151
336,387
IT Services (0.4%):
Cognizant Technology Solutions Corp. , Class A ................................. 221,729 18,317
MongoDB, Inc. (a) ...................................................... 33,034 9,029
27,346
Materials (1.3%):
Linde PLC ............................................................ 212,935 94,995
Real Estate (0.2%):
CoStar Group, Inc. (a) .................................................... 183,331 14,043
Semiconductors & Semiconductor Equipment (21.0%):
Advanced Micro Devices, Inc. (a) ............................................ 725,708 84,146
Analog Devices, Inc. .................................................... 221,941 47,027
Applied Materials, Inc. ................................................... 368,668 66,489
ARM Holdings PLC , ADR (a) .............................................. 57,278 9,139
ASML Holding NV , NYS ................................................. 39,666 29,325
Broadcom, Inc. ........................................................ 1,404,093 310,684
GLOBALFOUNDRIES, Inc. (a) (b) .......................................... 247,143 10,249
Intel Corp. ............................................................ 1,928,744 37,476
KLA Corp. ........................................................... 59,816 44,159
Lam Research Corp. ..................................................... 575,397 46,636
Marvell Technology, Inc. ................................................. 387,359 43,717
Microchip Technology, Inc. ................................................ 240,147 13,040
Micron Technology, Inc. .................................................. 498,192 45,455
NVIDIA Corp. ......................................................... 4,479,597 537,865
NXP Semiconductors NV ................................................. 113,657 23,703
ON Semiconductor Corp. (a) ............................................... 190,414 9,966
QUALCOMM, Inc. ..................................................... 496,832 85,917
Texas Instruments, Inc. ................................................... 407,937 75,309
1,520,302
Software (17.2%):
Adobe, Inc. (a) ......................................................... 196,854 86,114
ANSYS, Inc. (a) ........................................................ 39,107 13,707
AppLovin Corp. , Class A (a) ............................................... 133,562 49,363
Atlassian Corp. , Class A (a) ................................................ 72,202 22,150
Autodesk, Inc. (a) ....................................................... 96,147 29,934
Cadence Design Systems, Inc. (a) ............................................ 122,649 36,503
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 104,577 41,629
Datadog, Inc. , Class A (a) ................................................. 140,067 19,989
Fortinet, Inc. (a) ........................................................ 342,752 34,577
Intuit, Inc. ............................................................ 125,177 75,295
Microsoft Corp. ........................................................ 1,360,923 564,865
MicroStrategy, Inc. (a) (b) .................................................. 101,831 34,092
Palantir Technologies, Inc. , Class A (a) ........................................ 975,174 80,442
Palo Alto Networks, Inc. (a) ................................................ 293,448 54,118
Roper Technologies, Inc. .................................................. 47,952 27,603
Synopsys, Inc. (a) ....................................................... 68,695 36,098
Workday, Inc. , Class A (a) ................................................. 95,252 24,962

Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Zscaler, Inc. (a) ......................................................... 68,611 $ 13,900
1,245,341
Technology Hardware, Storage & Peripherals (9.0%):
Apple, Inc. ........................................................... 2,764,916 652,520
Utilities (1.4%):
American Electric Power Co., Inc. ........................................... 238,160 23,426
Constellation Energy Corp. ................................................ 139,867 41,957
Exelon Corp. .......................................................... 449,355 17,974
Xcel Energy, Inc. ....................................................... 256,797 17,257
100,614
Total Common Stocks (Cost $2,552,590)
a
a
a
7,209,026
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .31% (c) ........ 3,510,287 3,511
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .32% (c) ............ 3,510,287 3,510
Invesco Government & Agency Portfolio, Institutional Shares , 4 .34% (c) ............... 3,510,287 3,510
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .31% (c) . 3,510,287 3,510
Total Collateral for Securities Loaned (Cost $14,041)
a
a
a
14,041
Total Investments (Cost $2,566,631) — 99.7% 7,223,067
Other assets in excess of liabilities —  0.3% 25,329
NET ASSETS - 100.00% $ 7,248,396
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on January 31, 2025.
ADR
—
American Depositary Receipt
NYS
—
New York Registered Shares
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 90 3/21/25 $ 38,593,093 $ 38,860,650 $ 267,557
Total unrealized appreciation $ 267,557
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 267,557

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.4%)
Australia (0.2%):
Information Technology (0.2%):
Atlassian Corp. , Class A (a) ................................................ 10,739 $ 3,295
Belgium (0.0%):(b)
Health Care (0.0%):(b)
UCB SA ............................................................. 529 103
Canada (0.2%):
Health Care (0.0%):(b)
Xenon Pharmaceuticals, Inc. (a) ............................................. 937 37
Information Technology (0.2%):
Shopify, Inc. , Class A (a) .................................................. 24,791 2,896
2,933
China (0.0%):(b)
Health Care (0.0%):(b)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (a) ............................ 1,050 21
Zai Lab Ltd. , ADR (a) (c) .................................................. 1,207 33
54
Denmark (0.0%):(b)
Health Care (0.0%):(b)
Ascendis Pharma A/S , ADR (a) ............................................. 443 58
Novo Nordisk A/S , Class B ................................................ 1,549 131
189
Germany (0.2%):
Information Technology (0.2%):
SAP SE , ADR (c) ....................................................... 10,120 2,794
Ireland (0.5%):
Health Care (0.0%):(b)
ICON PLC (a) ......................................................... 653 130
Information Technology (0.5%):
Accenture PLC , Class A .................................................. 16,590 6,386
6,516
Israel (1.7%):
Information Technology (1.7%):
CyberArk Software Ltd. (a) ................................................ 20,181 7,487
Monday.com Ltd. (a) ..................................................... 16,195 4,137
Sapiens International Corp. NV ............................................. 9,669 264
Wix.com Ltd. (a) ........................................................ 46,180 11,032
22,920
Italy (0.0%):(b)
Health Care (0.0%):(b)
DiaSorin SpA ......................................................... 457 49
Japan (0.2%):
Health Care (0.0%):(b)
Astellas Pharma, Inc. .................................................... 5,065 49
Daiichi Sankyo Co. Ltd. .................................................. 2,861 80
129
Industrials (0.2%):
FANUC Corp. ......................................................... 62,700 1,868
1,997
Netherlands (0.4%):
Health Care (0.1%):
Argenx SE , ADR (a) ..................................................... 227 149
Merus NV (a) .......................................................... 26,754 1,095
Newamsterdam Pharma Co. NV (a) .......................................... 991 22
QIAGEN NV (a) ........................................................ 1,345 60
1,326

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Information Technology (0.3%):
NXP Semiconductors NV ................................................. 16,169 $ 3,372
4,698
Singapore (0.2%):
Information Technology (0.2%):
Canaan, Inc. , ADR (a) (c) .................................................. 1,116,464 2,311
Switzerland (0.2%):
Health Care (0.2%):
Galderma Group AG (a) .................................................. 591 72
MoonLake Immunotherapeutics (a) .......................................... 61,541 2,830
Tecan Group AG , Class R ................................................. 113 29
2,931
Taiwan (0.7%):
Information Technology (0.7%):
ASPEED Technology, Inc. ................................................ 34,600 3,650
Chroma ATE, Inc. ...................................................... 238,000 2,681
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 100,000 3,338
9,669
Thailand (0.1%):
Information Technology (0.1%):
Fabrinet (a) ............................................................ 4,157 899
United Kingdom (0.0%):(b)
Health Care (0.0%):(b)
AstraZeneca PLC , ADR .................................................. 2,672 189
Genus PLC ........................................................... 1,079 26
GSK PLC ............................................................ 4,747 83
Immunocore Holdings PLC , ADR (a) ......................................... 831 27
Verona Pharma PLC , ADR (a) .............................................. 1,403 80
405
United States (94.8%):
Communication Services (16.6%):
Alphabet, Inc. , Class A ................................................... 241,205 49,211
Cargurus, Inc. (a) ....................................................... 32,394 1,270
EverQuote, Inc. , Class A (a) ................................................ 25,879 523
Grindr, Inc. (a) ......................................................... 26,870 479
Live Nation Entertainment, Inc. (a) ........................................... 12,500 1,809
MediaAlpha, Inc. , Class A (a) .............................................. 32,620 372
Meta Platforms, Inc. , Class A .............................................. 142,394 98,135
Netflix, Inc. (a) ......................................................... 25,037 24,455
Pinterest, Inc. , Class A (a) ................................................. 114,080 3,760
Reddit, Inc. , Class A (a) ................................................... 132,149 26,370
Take-Two Interactive Software, Inc. (a) ........................................ 60,887 11,295
Yelp, Inc. (a) ........................................................... 62,001 2,476
ZipRecruiter, Inc. (a) ..................................................... 34,272 236
220,391
Consumer Discretionary (3.5%):
Airbnb, Inc. , Class A (a) .................................................. 11,819 1,551
Amazon.com, Inc. (a) .................................................... 186,142 44,242
45,793
Financials (2.5%):
Block, Inc. (a) .......................................................... 26,961 2,449
Shift4 Payments, Inc. , Class A (a) ............................................ 101,464 12,160
Visa, Inc. , Class A ...................................................... 47,484 16,230
WEX, Inc. (a) .......................................................... 11,240 2,067
32,906
Health Care (14.7%):
Abbott Laboratories ..................................................... 1,211 155
AbbVie, Inc. .......................................................... 1,281 236
Absci Corp. (a) (c) ....................................................... 365,635 1,357

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Acadia Healthcare Co., Inc. (a) .............................................. 2,453 $ 111
Addus HomeCare Corp. (a) ................................................ 580 73
Agilent Technologies, Inc. ................................................. 781 118
agilon health, Inc. (a) ..................................................... 8,730 29
Akero Therapeutics, Inc. (a) ................................................ 910 49
Align Technology, Inc. (a) ................................................. 244 54
Alignment Healthcare, Inc. (a) .............................................. 4,866 75
Alnylam Pharmaceuticals, Inc. (a) ........................................... 250 68
Amgen, Inc. ........................................................... 217 62
Amicus Therapeutics, Inc. (a) ............................................... 2,964 28
AnaptysBio, Inc. (a) ..................................................... 147,803 2,650
Apellis Pharmaceuticals, Inc. (a) ............................................ 259,460 7,527
Apogee Therapeutics, Inc. (a) ............................................... 98,508 4,074
Arcellx, Inc. (a) ........................................................ 71,064 4,842
Ardent Health Partners, Inc. (a) ............................................. 3,216 48
Arvinas, Inc. (a) ........................................................ 123,355 2,172
Avidity Biosciences, Inc. (a) ............................................... 2,033 67
Axsome Therapeutics, Inc. (a) .............................................. 307 33
Biogen, Inc. (a) ......................................................... 228 33
Biohaven Ltd. (a) ....................................................... 100,410 3,841
Bio-Techne Corp. ....................................................... 549 40
Blueprint Medicines Corp. (a) .............................................. 427 48
Boston Scientific Corp. (a) ................................................. 5,246 537
Bridgebio Pharma, Inc. (a) ................................................. 126,261 4,319
Bristol-Myers Squibb Co. ................................................. 2,001 118
CAMP4 Therapeutics Corp. (a) (c) ........................................... 170,399 820
Celldex Therapeutics, Inc. (a) ............................................... 1,236 30
Cencora, Inc. .......................................................... 1,054 268
Centene Corp. (a) ....................................................... 2,421 155
Corbus Pharmaceuticals Holdings, Inc. (a) (c) ................................... 65,186 638
Crinetics Pharmaceuticals, Inc. (a) ........................................... 124,963 5,036
Cytokinetics, Inc. (a) ..................................................... 911 45
Danaher Corp. ......................................................... 1,491 332
Disc Medicine, Inc. (a) ................................................... 151,343 8,445
Dyne Therapeutics, Inc. (a) ................................................ 65,439 931
Edwards Lifesciences Corp. (a) ............................................. 3,511 254
Elanco Animal Health, Inc. (a) .............................................. 4,852 58
Elevance Health, Inc. .................................................... 173 69
Eli Lilly & Co. ......................................................... 35,332 28,657
Encompass Health Corp. .................................................. 925 92
Evolent Health, Inc. , Class A (a) ............................................. 3,357 35
Exact Sciences Corp. (a) .................................................. 73,351 4,111
Geron Corp. (a) ......................................................... 9,823 28
Gilead Sciences, Inc. .................................................... 1,311 127
Glaukos Corp. (a) ....................................................... 760 119
Gossamer Bio, Inc. (a) (c) .................................................. 571,930 568
HCA Healthcare, Inc. .................................................... 743 245
Hologic, Inc. (a) ........................................................ 496 36
Humana, Inc. .......................................................... 437 128
Ideaya Biosciences, Inc. (a) ................................................ 117,511 2,861
Immunovant, Inc. (a) ..................................................... 124,122 2,698
Insmed, Inc. (a) ......................................................... 138,239 10,586
Insulet Corp. (a) ........................................................ 381 106
Intuitive Surgical, Inc. (a) ................................................. 884 506
Ionis Pharmaceuticals, Inc. (a) .............................................. 665 21
Iovance Biotherapeutics, Inc. (a) ............................................ 297,281 1,739
Janux Therapeutics, Inc. (a) ................................................ 82,819 3,601
Johnson & Johnson ..................................................... 1,540 234
Krystal Biotech, Inc. (a) ................................................... 21,173 3,382
Kymera Therapeutics, Inc. (a) .............................................. 793 31
Labcorp Holdings, Inc. ................................................... 418 104
LifeStance Health Group, Inc. (a) ............................................ 10,197 81
Madrigal Pharmaceuticals, Inc. (a) (c) ......................................... 7,605 2,546

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Merck & Co., Inc. ...................................................... 4,863 $ 481
Molina Healthcare, Inc. (a) ................................................ 349 108
Natera, Inc. (a) ......................................................... 45,688 8,083
Nurix Therapeutics, Inc. (a) ................................................ 83,621 1,648
Nuvalent, Inc. , Class A (a) ................................................. 41,589 3,569
Olema Pharmaceuticals, Inc. (a) ............................................. 257,293 1,572
Option Care Health, Inc. (a) ................................................ 2,591 80
ORIC Pharmaceuticals, Inc. (a) ............................................. 262,837 2,739
PACS Group, Inc. (a) ..................................................... 1,973 29
Perspective Therapeutics, Inc. (a) ............................................ 139,877 497
Privia Health Group, Inc. (a) ............................................... 2,366 54
Protagonist Therapeutics, Inc. (a) ............................................ 44,525 1,683
PTC Therapeutics, Inc. (a) ................................................. 766 35
Regeneron Pharmaceuticals, Inc. (a) .......................................... 72 49
Regulus Therapeutics, Inc. (a) (c) ............................................ 1,051,030 1,051
Replimune Group, Inc. (a) ................................................. 122,505 1,713
Revolution Medicines, Inc. (a) .............................................. 155,075 6,661
Rocket Pharmaceuticals, Inc. (a) ............................................. 2,331 25
Sarepta Therapeutics, Inc. (a) ............................................... 19,987 2,273
Savara, Inc. (a) ......................................................... 7,640 21
Scholar Rock Holding Corp. (a) ............................................. 1,114 45
Soleno Therapeutics, Inc. (a) ............................................... 783 39
SpringWorks Therapeutics, Inc. (a) (c) ......................................... 172,640 6,474
Spyre Therapeutics, Inc. (a) ................................................ 78,831 1,812
Structure Therapeutics, Inc. , ADR (a) ......................................... 1,385 42
Stryker Corp. .......................................................... 185 72
Surgery Partners, Inc. (a) .................................................. 1,963 50
Thermo Fisher Scientific, Inc. .............................................. 621 371
Twist Bioscience Corp. (a) ................................................. 42,045 2,202
Tyra Biosciences, Inc. (a) (c) ................................................ 157,323 2,275
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 1,056 46
United Therapeutics Corp. (a) .............................................. 279 98
UnitedHealth Group, Inc. ................................................. 2,073 1,125
Vaxcyte, Inc. (a) ........................................................ 112,267 9,915
Veeva Systems, Inc. , Class A (a) ............................................. 16,369 3,818
Vera Therapeutics, Inc. (a) ................................................. 101,022 3,766
Vertex Pharmaceuticals, Inc. (a) ............................................. 29,263 13,510
Viridian Therapeutics, Inc. (a) .............................................. 116,033 2,249
Waters Corp. (a) ........................................................ 346 144
Zymeworks, Inc. (a) ..................................................... 141,805 2,070
194,981
Industrials (0.4%):
Dayforce, Inc. (a) ....................................................... 28,910 2,045
Uber Technologies, Inc. (a) ................................................ 36,532 2,442
4,487
Information Technology (57.1%):
A10 Networks, Inc. ..................................................... 35,890 704
Adobe, Inc. (a) ......................................................... 12,379 5,415
Agilysys, Inc. (a) ....................................................... 10,675 963
Amphenol Corp. , Class A ................................................. 42,246 2,990
Appfolio, Inc. , Class A (a) ................................................. 11,793 2,758
Apple, Inc. ........................................................... 154,276 36,409
Applied Materials, Inc. ................................................... 37,904 6,836
AppLovin Corp. , Class A (a) ............................................... 167,280 61,825
Arista Networks, Inc. (a) .................................................. 100,607 11,593
Arlo Technologies, Inc. (a) ................................................. 48,087 563
Autodesk, Inc. (a) ....................................................... 17,598 5,479
Axcelis Technologies, Inc. (a) .............................................. 6,551 445
Badger Meter, Inc. ...................................................... 4,097 876
Bel Fuse, Inc. , Class B ................................................... 11,639 944
Box, Inc. , Class A (a) .................................................... 64,477 2,153
Broadcom, Inc. ........................................................ 126,656 28,025

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
Value
(000)
Cadence Design Systems, Inc. (a) ............................................ 3,715 $ 1,106
CDW Corp. ........................................................... 14,339 2,855
Cirrus Logic, Inc. (a) ..................................................... 24,651 2,476
Clear Secure, Inc. , Class A ................................................ 35,604 843
Coherent Corp. (a) ...................................................... 105,568 9,553
Commvault Systems, Inc. (a) ............................................... 13,852 2,206
Confluent, Inc. , Class A (a) ................................................ 320,992 9,527
Credo Technology Group Holding Ltd. (a) ..................................... 217,205 15,209
Daktronics, Inc. (a) ...................................................... 54,450 894
Datadog, Inc. , Class A (a) ................................................. 11,749 1,677
DigitalOcean Holdings, Inc. (a) ............................................. 12,836 532
DocuSign, Inc. (a) ....................................................... 61,807 5,979
Dropbox, Inc. , Class A (a) ................................................. 192,190 6,179
Dynatrace, Inc. (a) ...................................................... 133,529 7,711
ePlus, Inc. (a) .......................................................... 5,805 464
Extreme Networks, Inc. (a) ................................................ 54,208 857
F5, Inc. (a) ............................................................ 8,595 2,555
Fair Isaac Corp. (a) ...................................................... 11,634 21,797
First Solar, Inc. (a) ...................................................... 5,202 871
Flex Ltd. (a) ........................................................... 74,771 3,114
Fortinet, Inc. (a) ........................................................ 61,615 6,216
Gartner, Inc. (a) ........................................................ 11,089 6,019
Gitlab, Inc. , Class A (a) ................................................... 73,539 5,351
GoDaddy, Inc. , Class A (a) ................................................. 30,573 6,501
HubSpot, Inc. (a) ....................................................... 2,096 1,634
Impinj, Inc. (a) ......................................................... 33,436 4,243
Insight Enterprises, Inc. (a) ................................................ 4,013 693
InterDigital, Inc. (c) ..................................................... 5,446 996
Intuit, Inc. ............................................................ 14,307 8,606
Jabil, Inc. ............................................................ 28,094 4,563
KLA Corp. ........................................................... 14,569 10,755
Lam Research Corp. ..................................................... 191,257 15,501
MACOM Technology Solutions Holdings, Inc. (a) ................................ 142,697 18,872
Manhattan Associates, Inc. (a) .............................................. 5,650 1,179
Marvell Technology, Inc. ................................................. 97,818 11,040
MaxLinear, Inc. (a) ...................................................... 534,188 9,541
Microchip Technology, Inc. ................................................ 4,019 218
Microsoft Corp. ........................................................ 204,836 85,019
MKS Instruments, Inc. ................................................... 38,356 4,345
MongoDB, Inc. (a) ...................................................... 18,931 5,174
Monolithic Power Systems, Inc. ............................................ 24,191 15,419
Motorola Solutions, Inc. .................................................. 14,071 6,603
Napco Security Technologies, Inc. ........................................... 20,363 747
NetApp, Inc. .......................................................... 20,960 2,559
Novanta, Inc. (a) ........................................................ 1,621 243
Nutanix, Inc. , Class A (a) .................................................. 72,701 4,999
NVE Corp. ........................................................... 1,654 119
NVIDIA Corp. ......................................................... 776,188 93,197
Onto Innovation, Inc. (a) .................................................. 12,934 2,648
Oracle Corp. .......................................................... 40,337 6,860
Palantir Technologies, Inc. , Class A (a) ........................................ 15,723 1,297
PC Connection, Inc. ..................................................... 8,612 639
Pegasystems, Inc. ....................................................... 50,786 5,500
Photronics, Inc. (a) ...................................................... 36,871 848
Pure Storage, Inc. , Class A (a) .............................................. 79,778 5,408
QUALCOMM, Inc. ..................................................... 35,731 6,179
Qualys, Inc. (a) ......................................................... 12,453 1,736
Rambus, Inc. (a) ........................................................ 18,991 1,170
Rapid7, Inc. (a) ......................................................... 9,959 384
RingCentral, Inc. , Class A (a) ............................................... 83,896 2,921
Salesforce, Inc. ........................................................ 24,275 8,295
Samsara, Inc. , Class A (a) ................................................. 126,542 6,517
Semtech Corp. (a) ....................................................... 226,853 15,190

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/1/2020
$ 588
Security Description Shares
Value
(000)
ServiceNow, Inc. (a) ..................................................... 33,900 $ 34,523
Snowflake, Inc. , Class A (a) ................................................ 69,298 12,578
Sprout Social, Inc. , Class A (a) .............................................. 140,042 4,575
SPS Commerce, Inc. (a) ................................................... 4,656 860
Synopsys, Inc. (a) ....................................................... 11,173 5,871
Teradyne, Inc. ......................................................... 21,276 2,464
Texas Instruments, Inc. ................................................... 10,284 1,899
The Hackett Group, Inc. .................................................. 9,402 290
Trimble, Inc. (a) ........................................................ 165,852 12,432
Varonis Systems, Inc. (a) .................................................. 426,715 19,356
Vertex, Inc. , Class A (a) ................................................... 9,352 540
Yext, Inc. (a) ........................................................... 55,768 367
Zeta Global Holdings Corp. , Class A (a) ....................................... 21,406 393
Zoom Communications, Inc. (a) ............................................. 6,685 581
757,056
1,255,614
Total Common Stocks (Cost $676,809) 1,317,377
Rights (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
ABIOMED, Inc., CVR (a) (d) ............................................... 145 — (e)
Total Rights (Cost $–) — (e)
Warrants (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
Athenex, Inc. (a) (d) ...................................................... 5,153,482 — (e)
Nuvation Bio, Inc. (a) .................................................... 148,000 32
Regulus Therapeutics, Inc. (a) (f) (g) .......................................... 470,257 —
32
Total Warrants (Cost $639) 32
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares Expanded Tech Sector ETF (c) ........................................ 36,569 3,840
Total Exchange-Traded Funds (Cost $3,333) 3,840
Collateral for Securities Loaned (1.0%)^
United States (1.0%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .31% (h) ........ 3,272,213 3,272
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .32% (h) ............ 3,272,213 3,273
Invesco Government & Agency Portfolio, Institutional Shares , 4 .34% (h) ............... 3,272,213 3,272
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .31% (h) . 3,272,213 3,272
Total Collateral for Securities Loaned (Cost $13,089) 13,089
Total Investments (Cost $693,870) — 100.7% 1,334,338
Liabilities in excess of other assets — (0.7)% (9,286)
NET ASSETS - 100.00% $ 1,325,052
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued using significant unobservable inputs as of January 31, 2025.
(e) Rounds to less than $1 thousand.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at January 31, 2025. (amounts in thousands):
(h) Rate disclosed is the daily yield on January 31, 2025.

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (32.0%)
ABS Auto (18.6%):
Ally Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.76%, 1/15/29, Callable 4/15/27 @ 100(a) ............... $ 2,000 $ 2,038
Series 2023-1, Class D, 6.74%, 4/15/34, Callable 4/15/27 @ 100(a) ............... 1,268 1,298
Series 2023-A, Class C, 6.08%, 1/17/34, Callable 7/15/27 @ 100(a) ............... 2,826 2,872
Series 2023-A, Class D, 7.33%, 1/17/34, Callable 7/15/27 @ 100(a) ............... 1,333 1,383
Series 2024-1, Class B, 5.16%, 10/15/29, Callable 4/15/27 @ 100 ................ 1,263 1,273
Series 2024-1, Class C, 5.41%, 11/15/29, Callable 4/15/27 @ 100 ................ 1,500 1,516
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B, Class C, 5.22%, 9/15/32, Callable 6/15/28 @ 100(a) ............... 2,115 2,120
Series 2024-B, Class D, 5.41%, 9/15/32, Callable 6/15/28 @ 100(a) ............... 1,194 1,190
American Credit Acceptance Receivables Trust .................................
Series 2021-4, Class E, 3.12%, 2/14/28, Callable 6/13/25 @ 100(a) ............... 500 496
Series 2023-2, Class C, 5.96%, 8/13/29, Callable 10/12/26 @ 100(a) .............. 1,000 1,004
Series 2024-4, Class C, 4.91%, 8/12/31, Callable 5/12/28 @ 100(a) ............... 2,500 2,494
American Heritage Auto Receivables Trust .....................................
Series 2024-1A, Class B, 5.32%, 9/16/30, Callable 2/15/29 @ 100(a) .............. 500 502
Series 2024-1A, Class C, 5.63%, 12/16/30, Callable 2/15/29 @ 100(a) ............. 611 614
Series 2024-1A, Class D, 6.34%, 1/18/33, Callable 2/15/29 @ 100(a) .............. 1,045 1,052
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3, Class D, 1.49%, 9/18/26, Callable 4/18/25 @ 100 ................. 625 621
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 2,135 2,105
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 1,231 1,226
Series 2024-A, Class C, 5.38%, 11/15/32, Callable 10/15/27 @ 100(a) ............. 813 817
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 10/15/27 @ 100(a) ............. 3,150 3,190
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 550 556
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 1,031 1,042
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-3A, Class A, 2.36%, 3/20/26, Callable 4/20/25 @ 100(a) .............. 1,667 1,663
Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100(a) .............. 4,000 3,966
Series 2021-2A, Class C, 2.35%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 800 751
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 2,500 2,542
Series 2023-5A, Class B, 6.12%, 4/20/28(a) ................................ 2,000 2,026
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77%, 8/15/30,
Callable 7/15/29 @ 100 .............................................. 1,714 1,710
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable
3/19/25 @ 100(a) ................................................... 5,594 5,554
CarMax Auto Owner Trust ................................................
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 10/15/25 @ 100 ................ 1,800 1,757
Series 2021-4, Class D, 1.48%, 3/15/28, Callable 1/15/26 @ 100 ................. 6,894 6,675
Series 2022-2, Class A3, 3.49%, 2/16/27, Callable 7/15/26 @ 100 ................ 747 744
Series 2023-2, Class C, 5.57%, 11/15/28, Callable 4/15/27 @ 100 ................ 1,000 1,010
Series 2023-3, Class D, 6.44%, 12/16/30, Callable 7/15/27 @ 100 ................ 1,000 1,026
Series 2023-4, Class D, 7.16%, 4/15/30, Callable 8/15/27 @ 100 ................. 1,000 1,044
Series 2024-1, Class C, 5.47%, 8/15/29, Callable 9/15/27 @ 100 ................. 1,000 1,010
Series 2024-2, Class D, 6.42%, 10/15/30, Callable 11/15/27 @ 100 ............... 3,000 3,086
Series 2024-3, Class D, 5.67%, 1/15/31, Callable 2/15/28 @ 100 ................. 1,238 1,248
Series 2024-4, Class D, 5.36%, 8/15/31, Callable 2/15/28 @ 100 ................. 1,480 1,476
CarMax Select Receivables Trust, Series 2024-A, Class B, 5.35%, 1/15/30, Callable 4/15/28 @
100 ............................................................. 1,500 1,511
Carvana Auto Receivables Trust ............................................
Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 12/8/25 @ 100 ................. 2,068 2,008
Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 7/10/26 @ 100 ................ 252 245
Series 2021-N1, Class B, 1.09%, 1/10/28, Callable 7/10/26 @ 100 ................ 366 354
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 7/10/26 @ 100 ................ 279 271
Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 7/10/26 @ 100 ................ 325 315
Series 2021-N2, Class A2, 0.97%, 3/10/28, Callable 3/10/27 @ 100 ............... 591 575
Series 2021-N2, Class B, 0.75%, 3/10/28, Callable 3/10/27 @ 100 ................ 258 248
Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 3/10/27 @ 100 ................ 253 244
Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 3/10/27 @ 100 ................ 452 430
Series 2021-N3, Class A2, 1.11%, 6/12/28, Callable 6/10/27 @ 100 ............... 2,175 2,109

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-N3, Class B, 0.66%, 6/12/28, Callable 6/10/27 @ 100 ................ $ 467 $ 447
Series 2021-N3, Class C, 1.02%, 6/12/28, Callable 6/10/27 @ 100 ................ 237 227
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class D, 6.85%, 6/25/31, Callable 1/25/28 @ 100(a) ............. 5,000 5,204
Series 2024-1A, Class B, 5.16%, 11/26/29, Callable 10/25/27 @ 100(a) ............ 643 647
Series 2024-1A, Class C, 5.36%, 1/25/30, Callable 10/25/27 @ 100(a) ............. 2,000 2,013
Series 2024-1A, Class D, 5.87%, 6/25/31, Callable 10/25/27 @ 100(a) ............. 2,340 2,367
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 12/25/27 @ 100(a) ............. 4,028 4,116
Series 2024-3A, Class D, 5.87%, 9/25/31, Callable 12/25/27 @ 100(a) ............. 2,750 2,782
Series 2024-4A, Class D, 5.79%, 11/25/31, Callable 12/25/27 @ 100(a) ............ 700 706
Series 2024-5A, Class C, 4.62%, 8/26/30, Callable 1/25/28 @ 100(a) .............. 500 487
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 1/25/28 @ 100(a) .............. 713 695
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 4/15/26 @ 100(a) .............. 1,192 1,197
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 4/15/26 @ 100(a) .............. 800 807
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 4/15/26 @ 100(a) .............. 1,500 1,518
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) ........... 266 271
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 1,582 1,609
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 2,294 2,342
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 1,800 1,813
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 3,000 3,061
Series 2023-2, Class A4, 5.74%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 3,000 3,060
Series 2024-1, Class A4, 5.03%, 10/15/30, Callable 7/15/27 @ 100(a) ............. 2,000 2,014
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 8/15/27 @
100(a) ........................................................... 1,776 1,782
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100(a) .............. 129 129
Series 2021-4, Class C, 1.94%, 2/18/31, Callable 4/15/25 @ 100(a) ............... 1,000 995
Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 1/15/26 @ 100(a) .............. 1,000 1,000
Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 7/15/26 @ 100(a) .............. 1,100 1,134
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a) ............. 2,000 2,048
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 11/15/26 @ 100(a) ............. 100 104
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 10/15/26 @ 100(a) ............. 4,000 4,113
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 1,895 1,953
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 4,886 5,092
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 6/15/27 @ 100(a) .............. 1,000 1,040
Series 2024-2A, Class C, 6.70%, 10/16/34, Callable 4/15/28 @ 100(a) ............. 1,000 1,032
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 9/15/25 @ 100 2,022 1,991
DT Auto Owner Trust ....................................................
Series 2020-3A, Class E, 3.62%, 10/15/27, Callable 2/15/25 @ 100(a) ............. 1,000 999
Series 2022-2A, Class D, 5.46%, 3/15/28, Callable 6/15/26 @ 100(a) .............. 2,000 2,008
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 9/15/28 @ 100(a) ............ 1,500 1,542
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 9/15/28 @ 100(a) .............. 2,445 2,524
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 9/15/28 @ 100(a) .............. 1,310 1,357
Enterprise Fleet Financing LLC .............................................
Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 8/20/25 @ 100(a) .............. 407 407
Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 3/20/26 @ 100(a) .............. 500 498
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 2,000 2,028
Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 9/20/26 @ 100(a) ............. 1,778 1,799
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 634 638
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 4,000 4,150
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) .............. 2,000 2,021
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 11/20/27 @ 100(a) ............ 2,528 2,586
Series 2024-4, Class A3, 4.56%, 11/20/28, Callable 8/20/28 @ 100(a) ............. 2,000 1,989
Series 2025-1, Class A3, 4.82%, 2/20/29, Callable 10/20/28 @ 100(a) ............. 286 286
Exeter Automobile Receivables Trust .........................................
Series 2020-2A, Class E, 7.19%, 9/15/27, Callable 2/15/25 @ 100(a) .............. 5,122 5,124
Series 2020-3A, Class F, 5.56%, 6/15/27, Callable 7/15/25 @ 100(a) .............. 1,440 1,440
Series 2022-5A, Class C, 6.51%, 12/15/27, Callable 10/15/27 @ 100 .............. 1,000 1,007
Series 2025-1A, Class C, 5.09%, 5/15/31, Callable 9/15/29 @ 100 ................ 1,000 1,003
FCCU Auto Receivables Trust ..............................................

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 5/15/28 @ 100(a) ............. $ 2,828 $ 2,873
Series 2024-1A, Class B, 5.71%, 7/15/30, Callable 5/15/28 @ 100(a) .............. 1,713 1,741
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 5/15/28 @ 100(a) ............. 551 561
Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 5/15/28 @ 100(a) .............. 852 870
First Investors Auto Owner Trust, Series 2023-1A, Class C, 6.81%, 12/17/29, Callable 8/15/27
@ 100(a) ......................................................... 3,000 3,116
Flagship Credit Auto Trust ................................................
Series 2019-3, Class E, 3.84%, 12/15/26, Callable 2/15/25 @ 100(a) .............. 701 701
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 4/15/25 @ 100(a) ............... 4,265 4,233
Series 2020-2, Class D, 5.75%, 4/15/26, Callable 7/15/25 @ 100(a) ............... 339 339
Series 2021-1, Class C, 0.91%, 3/15/27, Callable 3/15/26 @ 100(a) ............... 434 432
Series 2021-2, Class D, 1.59%, 6/15/27, Callable 8/15/26 @ 100(a) ............... 2,430 2,344
Series 2021-3, Class B, 0.95%, 7/15/27, Callable 11/15/26 @ 100(a) .............. 84 84
Series 2022-2, Class B, 4.76%, 5/17/27, Callable 5/15/27 @ 100(a) ............... 2,000 1,999
Ford Credit Auto Lease Trust ..............................................
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100 ................ 720 722
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 4/15/26 @ 100 ................. 1,571 1,600
Series 2023-B, Class D, 6.97%, 6/15/28, Callable 4/15/26 @ 100 ................. 565 574
Ford Credit Auto Owner Trust ..............................................
Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 2,667 2,665
Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 5,000 4,995
Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 5,000 4,995
Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 850 809
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822 828
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 3,000 3,019
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 7,400 7,513
Foursight Capital Automobile Receivables Trust .................................
Series 2021-2, Class E, 3.35%, 10/15/27, Callable 4/15/25 @ 100(a) .............. 750 747
Series 2022-1, Class B, 2.15%, 5/17/27, Callable 10/15/25 @ 100(a) .............. 1,360 1,358
Series 2022-2, Class B, 5.19%, 10/15/27, Callable 4/15/26 @ 100(a) .............. 2,500 2,502
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 12/15/26 @ 100(a) .............. 1,253 1,256
Series 2023-1, Class C, 5.72%, 8/15/28, Callable 12/15/26 @ 100(a) .............. 2,000 2,011
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 6/15/27 @ 100(a) ............... 714 718
Series 2024-1, Class C, 5.77%, 11/15/29, Callable 6/15/27 @ 100(a) .............. 1,000 1,007
Series 2024-1, Class D, 6.83%, 3/15/30, Callable 6/15/27 @ 100(a) ............... 1,000 1,017
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 5.79%, 10/15/29, Callable 6/15/28 @ 100(a) ............ 3,000 3,064
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 6/15/28 @ 100(a) .............. 1,660 1,694
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 6/15/28 @ 100(a) .............. 998 1,025
GLS Auto Receivables Issuer Trust ..........................................
Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 9/15/27 @ 100(a) .............. 1,750 1,791
Series 2024-2A, Class B, 5.77%, 11/15/28, Callable 10/15/28 @ 100(a) ............ 1,333 1,350
Series 2024-3A, Class B, 5.08%, 1/16/29(a) ................................ 2,000 2,006
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 8/15/28 @ 100(a) .............. 2,000 2,161
Series 2024-1A, Class B, 5.32%, 3/15/30, Callable 5/15/28 @ 100(a) .............. 875 881
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 5/15/28 @ 100(a) .............. 1,000 1,013
Series 2024-2A, Class C, 5.93%, 6/17/30, Callable 10/15/28 @ 100(a) ............. 2,000 2,041
Series 2024-4A, Class C, 4.75%, 11/15/30, Callable 5/15/30 @ 100(a) ............. 2,279 2,241
Series 2025-1A, Class C, 5.26%, 3/15/31, Callable 11/15/29 @ 100(a) ............. 1,806 1,812
Series 2025-1A, Class D, 5.74%, 4/15/32, Callable 11/15/29 @ 100(a) ............. 1,950 1,959
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27, Callable
11/20/25 @ 100 .................................................... 833 838
GMF Floorplan Owner Revolving Trust .......................................
Series 2024-1A, Class B, 5.33%, 3/15/29(a) ................................ 2,000 2,019
Series 2024-2A, Class B, 5.35%, 3/15/31(a) ................................ 1,409 1,430
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class A4, 5.17%, 1/15/30, Callable 3/15/28 @ 100(a) ............. 4,500 4,536
Series 2024-1A, Class B, 5.42%, 1/15/30, Callable 3/15/28 @ 100(a) .............. 1,200 1,209
Series 2024-1A, Class C, 5.77%, 2/15/30, Callable 3/15/28 @ 100(a) .............. 1,929 1,948
Series 2024-1A, Class D, 6.50%, 6/15/32, Callable 3/15/28 @ 100(a) .............. 1,641 1,661
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 3/15/27 @ 100(a) .............. 1,000 1,002

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 3/15/27 @ 100(a) .............. $ 4,000 $ 4,022
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 3/15/27 @ 100(a) ............... 3,000 3,023
Series 2023-1, Class C, 5.88%, 11/15/29, Callable 3/15/27 @ 100(a) .............. 2,625 2,659
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 3,542 3,516
Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 3,479 3,456
Series 2023-1A, Class B, 6.22%, 6/25/27(a) ................................ 1,000 1,007
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 4,000 4,050
Hyundai Auto Receivables Trust, Series 2024-C, Class B, 4.67%, 1/15/31, Callable 11/15/28 @
100 ............................................................. 941 934
JPMorgan Chase Bank NA ................................................
Series 2021-3, Class B, 0.76%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 122 121
Series 2021-3, Class D, 1.01%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 167 166
Series 2021-3, Class E, 2.10%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 10 10
Series 2021-3, Class F, 3.69%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 1,150 1,144
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 4,583 4,554
Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 9/15/26 @ 100(a) .............. 290 290
Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 9/15/26 @ 100(a) .............. 1,600 1,611
Series 2022-1A, Class C, 6.85%, 4/15/30, Callable 9/15/26 @ 100(a) .............. 2,000 2,037
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 4/15/27 @ 100(a) .............. 1,200 1,207
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 4/15/27 @ 100(a) ............. 2,000 2,026
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 4/15/27 @ 100(a) .............. 1,811 1,863
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 6/15/27 @ 100(a) .............. 1,400 1,423
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 7/15/27 @ 100(a) ............. 1,820 1,884
Series 2024-1A, Class C, 5.64%, 6/15/29, Callable 9/15/27 @ 100(a) .............. 614 621
Series 2024-3A, Class D, 5.18%, 2/17/32, Callable 3/15/28 @ 100(a) .............. 762 755
Lobel Automobile Receivables Trust, Series 2023-2, Class A, 7.59%, 4/16/29, Callable 8/15/26
@ 100(a) ......................................................... 471 474
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 6/20/26 @ 100(a) .............. 2,651 2,675
Series 2023-1A, Class B, 7.25%, 5/20/36, Callable 6/20/26 @ 100(a) .............. 4,000 4,079
Series 2023-1A, Class D, 8.20%, 5/20/36, Callable 6/20/26 @ 100(a) .............. 730 750
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 2,000 2,022
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 2,638 2,666
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 4,107 4,172
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 4,050 4,130
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class A, 5.59%, 4/25/29(a) ................................. 2,000 2,022
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 650 658
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. 950 958
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 828 834
OCCU Auto Receivables Trust .............................................
Series 2022-1A, Class C, 6.52%, 11/15/29, Callable 8/15/27 @ 100(a) ............. 1,690 1,738
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 11/15/27 @ 100(a) ............ 2,775 2,853
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 11/15/27 @ 100(a) ............. 2,000 2,068
Series 2023-1A, Class C, 6.82%, 9/17/29, Callable 11/15/27 @ 100(a) ............. 2,250 2,334
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 11/15/27 @ 100(a) ............ 4,500 4,715
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @
100(a) ........................................................... 3,227 3,174
Oscar US Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 6/10/25 @
100(a) ........................................................... 5,528 5,412
Oscar US Funding XIV LLC ...............................................
Series 2022-1A, Class A3, 2.30%, 4/10/26(a) ............................... 412 412
Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @ 100(a) ............. 1,400 1,375
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 11/10/28 @
100(a) ........................................................... 2,000 1,981
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 4/15/26 @ 100(a) ............. 1,000 998
Series 2022-A, Class B, 4.60%, 12/15/28, Callable 4/15/26 @ 100(a) .............. 2,299 2,294
Series 2022-A, Class C, 4.83%, 12/15/28, Callable 4/15/26 @ 100(a) .............. 1,833 1,828
Series 2022-A, Class D, 5.85%, 6/17/30, Callable 4/15/26 @ 100(a) ............... 1,412 1,414

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-A, Class A4, 4.75%, 3/15/30, Callable 1/15/29 @ 100(a) .............. $ 1,000 $ 996
Series 2024-A, Class C, 5.20%, 9/16/30, Callable 1/15/29 @ 100(a) ............... 1,000 988
Series 2024-A, Class D, 5.78%, 9/15/32, Callable 1/15/29 @ 100(a) ............... 1,000 987
Prestige Auto Receivables Trust ............................................
Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 6/15/27 @ 100(a) .............. 2,000 2,011
Series 2023-2A, Class C, 7.12%, 8/15/29, Callable 12/15/27 @ 100(a) ............. 4,000 4,117
Series 2024-2A, Class B, 4.56%, 2/15/29(a) ................................ 800 796
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 249 249
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 311 312
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 835 854
Series 2022-C, Class B, 6.45%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 287 288
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 777 782
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 973 980
Series 2022-C, Class E, 11.37%, 12/15/32, Callable 12/15/26 @ 100(a) ............ 288 291
Series 2023-A, Class B, 6.49%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 528 531
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 525 529
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 1,231 1,240
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 720 726
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 3,269 3,309
Series 2024-A, Class D, 6.11%, 6/15/32, Callable 9/15/28 @ 100(a) ............... 2,000 2,012
Series 2024-A, Class E, 7.76%, 6/15/32, Callable 9/15/28 @ 100(a) ............... 2,000 2,026
Series 2024-B, Class D, 5.48%, 1/18/33, Callable 1/15/29 @ 100(a) ............... 646 644
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 1/15/29 @ 100(a) ............... 694 695
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 11/15/27 @ 100(a) ............ 2,700 2,754
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 2,000 2,053
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 11/15/27 @ 100(a) ............. 5,635 5,825
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 11/15/27 @ 100(a) ............ 2,730 2,829
Series 2024-1A, Class B, 5.33%, 7/15/30, Callable 12/15/27 @ 100(a) ............. 1,990 1,997
Series 2024-1A, Class C, 5.62%, 12/16/30, Callable 12/15/27 @ 100(a) ............ 2,000 2,008
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31, Callable 4/25/28 @ 100(a) ............... 1,345 1,346
Series 2025-A, Class C, 5.19%, 7/25/31, Callable 4/25/28 @ 100(a) ............... 1,090 1,091
Series 2025-A, Class D, 6.75%, 7/25/31, Callable 4/25/28 @ 100(a) ............... 1,628 1,628
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 10/20/27 @ 100(a) ............. 2,709 2,767
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 11/20/27 @ 100(a) ............. 1,260 1,278
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 11/20/27 @ 100(a) ............. 1,500 1,518
Series 2024-2A, Class B, 5.41%, 8/20/30, Callable 3/20/28 @ 100(a) .............. 1,857 1,888
Series 2024-3A, Class A4, 4.60%, 11/20/31, Callable 2/20/28 @ 100(a) ............ 1,000 997
Series 2024-3A, Class B, 4.76%, 11/20/31, Callable 2/20/28 @ 100(a) ............. 1,000 995
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 7/20/25 @ 100(a) ............... 4,950 4,995
Series 2023-B, Class B, 6.57%, 8/20/27, Callable 11/20/25 @ 100(a) .............. 2,025 2,052
Series 2024-A, Class A4, 5.31%, 12/20/27, Callable 7/20/26 @ 100(a) ............. 1,000 1,009
Series 2024-A, Class B, 5.55%, 5/22/28, Callable 7/20/26 @ 100(a) ............... 1,000 1,005
Series 2024-B, Class B, 5.11%, 8/21/28, Callable 1/20/27 @ 100(a) ............... 2,083 2,077
Tesla Electric Vehicle Trust ................................................
Series 2023-1, Class A4, 5.38%, 2/20/29, Callable 9/20/27 @ 100(a) .............. 1,500 1,519
Series 2023-1, Class B, 5.82%, 5/20/31, Callable 9/20/27 @ 100(a) ............... 1,950 1,987
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 7/20/25 @
100(a) ........................................................... 3,000 3,006
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 9/25/26 @ 100(a) ........ 3,503 3,553
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 3/15/25
@ 100(a) ......................................................... 497 496
United Auto Credit Securitization Trust .......................................
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 2/10/27 @ 100(a) ............... 2,814 2,820
Series 2024-1, Class B, 6.57%, 6/10/27, Callable 2/10/27 @ 100(a) ............... 2,500 2,520
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A3, 5.56%, 3/15/28, Callable 5/15/27 @ 100(a) ............. 2,320 2,332
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 5/15/27 @ 100(a) ............ 2,000 2,026
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 5/15/27 @ 100(a) .............. 3,133 3,187

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 5/15/27 @ 100(a) .............. $ 2,500 $ 2,560
VStrong Auto Receivables Trust ............................................
Series 2023-A, Class A3, 6.87%, 11/15/27(a) ............................... 500 505
Series 2023-A, Class B, 7.11%, 2/15/30, Callable 9/15/28 @ 100(a) ............... 3,000 3,087
Series 2024-A, Class A3, 5.62%, 12/15/28, Callable 8/15/28 @ 100(a) ............. 1,250 1,260
Series 2024-A, Class B, 5.77%, 7/15/30, Callable 8/15/28 @ 100(a) ............... 750 758
Series 2024-A, Class C, 6.44%, 7/15/30, Callable 8/15/28 @ 100(a) ............... 1,000 1,023
Westlake Automobile Receivables Trust .......................................
Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 11/15/25 @ 100(a) ............. 1,000 988
Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 7/15/26 @ 100(a) .............. 1,416 1,416
Series 2022-3A, Class C, 6.44%, 12/15/27, Callable 8/15/26 @ 100(a) ............. 2,000 2,021
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 11/15/26 @ 100(a) ............. 1,000 1,003
Series 2023-P1, Class C, 6.44%, 6/15/27, Callable 6/15/26 @ 100(a) .............. 1,200 1,219
Series 2024-3A, Class B, 4.72%, 11/15/29, Callable 8/15/28 @ 100(a) ............. 1,000 997
Series 2024-3A, Class C, 4.92%, 11/15/29, Callable 8/15/28 @ 100(a) ............. 1,000 997
Series 2025-1A, Class B, 4.98%, 9/16/30, Callable 1/15/28 @ 100(a) .............. 625 627
Series 2025-1A, Class C, 5.14%, 10/15/30, Callable 1/15/28 @ 100(a) ............. 1,000 1,003
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 753 759
Series 2023-1A, Class B, 5.80%, 4/18/38(a) ................................ 1,345 1,366
Series 2023-1A, Class C, 6.18%, 4/18/38(a) ................................ 3,333 3,384
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 2,769 2,857
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 3,644 3,779
Series 2024-1A, Class C, 5.69%, 2/18/39(a) ................................ 2,625 2,648
Series 2024-2A, Class B, 4.84%, 6/21/39(a) ................................ 833 822
Series 2024-2A, Class C, 4.89%, 6/21/39(a) ................................ 2,000 1,977
Series 2024-3A, Class C, 5.21%, 9/19/39(a) ................................ 2,056 2,046
World Omni Select Auto Trust ..............................................
Series 2021-A, Class D, 1.44%, 11/15/27, Callable 10/15/25 @ 100 ............... 4,250 4,145
Series 2023-A, Class C, 6.00%, 1/16/29, Callable 11/15/26 @ 100 ................ 2,750 2,780
500,882
ABS Card (1.3%):
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31 .... 2,000 2,048
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... 1,890 1,902
Evergreen Credit Card Trust ...............................................
Series 2023-CRT3, Class B, 6.58%, 2/15/27(a) .............................. 2,285 2,286
Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) .............................. 2,118 2,119
Series 2024-CRT4, Class B, 5.25%, 10/15/28(a) ............................. 789 791
Series 2024-CRT4, Class C, 5.64%, 10/15/28(a) ............................. 903 906
Series 2025-CRT5, Class B, 5.24%, 5/15/29(a) .............................. 1,774 1,778
Series 2025-CRT5, Class C, 5.53%, 5/15/29(a) .............................. 1,111 1,113
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28(a) ................. 5,000 4,747
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 2,200 2,212
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 821 826
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 953 960
Series 2023-3A, Class C, 7.08%, 10/21/30(a) ............................... 1,500 1,526
Series 2024-1A, Class B, 5.53%, 1/21/28(a) ................................ 919 924
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 1,680 1,693
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @
100 ............................................................. 880 878
Trillium Credit Card Trust II ...............................................
Series 2023-1A, Class B, 5.23%, 3/26/31(a) ................................ 1,000 998
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 1,500 1,509
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 3,033 3,061
Series 2024-1A, Class B, 5.50%, 12/26/28(a) ............................... 1,000 1,005
Series 2024-1A, Class C, 5.99%, 12/26/28(a) ............................... 1,120 1,127
34,409
ABS Other (12.1%):
AFG ABS I LLC .......................................................
Series 2023-1, Class A2, 6.30%, 9/16/30, Callable 1/15/27 @ 100(a) .............. 192 193
Series 2023-1, Class B, 7.51%, 9/16/30, Callable 1/15/27 @ 100(a) ............... 1,667 1,690

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 2/15/25
@ 100(a) ......................................................... $ 5,500 $ 5,246
AMSR Trust ..........................................................
Series 2021-SFR1, Class A, 1.95%, 6/17/38(a)(b) ............................ 2,000 1,828
Series 2021-SFR1, Class B, 2.15%, 6/17/38(a)(b) ............................ 2,000 1,806
Series 2021-SFR1, Class C, 2.35%, 6/17/38(a)(b) ............................ 1,200 1,083
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100(a) ............ 237 236
Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100(a) .............. 4,162 4,104
Amur Equipment Finance Receivables XI LLC ..................................
Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 6/20/26 @ 100(a) ............. 507 509
Series 2022-2A, Class B, 5.65%, 10/20/28, Callable 6/20/26 @ 100(a) ............. 2,000 2,020
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class B, 6.03%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 750 766
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 1,966 2,019
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 500 523
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 2/20/28 @ 100(a) .............. 1,912 1,929
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 2/20/28 @ 100(a) .............. 2,722 2,751
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A, Class B, 5.20%, 7/21/31, Callable 7/20/28 @ 100(a) .............. 1,000 1,004
Series 2024-2A, Class C, 5.38%, 7/21/31, Callable 7/20/28 @ 100(a) .............. 1,000 1,007
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A, Class B, 2.08%, 2/15/27, Callable 2/15/25 @ 100(a) .............. 805 801
Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 2/15/25 @ 100(a) .............. 2,000 1,956
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class A3, 5.70%, 2/15/30, Callable 2/15/28 @ 100(a) ............. 3,000 3,049
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 1,239 1,270
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 1,200 1,244
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 1,000 1,052
Series 2024-1A, Class A3, 5.49%, 7/15/31, Callable 3/15/29 @ 100(a) ............. 2,000 2,028
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 614 627
Series 2024-1A, Class C, 6.01%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 750 773
Series 2024-1A, Class D, 6.79%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 3,000 3,148
Barings Equipment Finance LLC, Series 2025-A, Class A2, 4.64%, 10/13/28(a) .......... 2,000 2,001
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 12/15/26 @
100(a) ........................................................... 863 873
Blue Owl Asset Leasing Trust ..............................................
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 8/15/27 @ 100(a) .............. 851 850
Series 2024-1A, Class C, 6.38%, 1/15/31, Callable 8/15/27 @ 100(a) .............. 503 503
Capital Automotive REIT .................................................
Series 2024-2A, Class A1, 4.90%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 681 672
Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @ 100(a) ........... 1,863 1,780
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/32, Callable
12/20/26 @ 100(a) .................................................. 2,800 2,832
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 2/15/25 @ 100(a) ..... 1,853 1,752
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 2,840 2,874
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 3/14/25 @ 100(a) ............... 1,487 1,477
Series 2023-1, Class B, 5.99%, 9/16/30, Callable 6/14/26 @ 100(a) ............... 2,010 2,047
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 6/14/26 @ 100(a) ............... 3,556 3,627
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 4/14/27 @ 100(a) ............... 3,250 3,357
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 4/14/27 @ 100(a) ............... 1,300 1,358
Series 2024-1, Class C, 5.22%, 3/15/32, Callable 2/14/28 @ 100(a) ............... 2,000 2,007
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 2/15/25 @
100(a) ........................................................... 2,827 2,691
Clarus Capital Funding LLC ...............................................
Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 3/20/28 @ 100(a) .............. 1,170 1,157
Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 3/20/28 @ 100(a) .............. 585 578
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 4,500 4,512
CNH Equipment Trust, Series 2022-A, Class A3, 2.94%, 7/15/27, Callable 9/15/26 @ 100 ... 557 552
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28(a) ........... 616 604

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25
@ 100(a) ......................................................... $ 636 $ 637
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 1,499 1,520
Crossroads Asset Trust ...................................................
Series 2024-A, Class A2, 5.90%, 8/20/30, Callable 4/20/28 @ 100(a) .............. 1,914 1,940
Series 2024-A, Class B, 5.94%, 8/20/30, Callable 4/20/28 @ 100(a) ............... 2,518 2,556
Series 2024-A, Class C, 6.52%, 8/20/30, Callable 4/20/28 @ 100(a) ............... 1,500 1,540
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 2,790 2,670
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 9/22/25 @ 100(a) ............... 1,818 1,840
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a) ............... 1,100 1,112
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a) ............... 2,283 2,320
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 6/22/26 @ 100(a) .............. 1,235 1,262
Series 2024-1, Class C, 5.73%, 3/22/30, Callable 12/22/26 @ 100(a) .............. 1,350 1,367
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @ 100(a) .............. 1,464 1,490
Series 2024-2, Class C, 4.99%, 8/22/30, Callable 6/22/27 @ 100(a) ............... 1,000 1,000
Series 2024-2, Class D, 5.29%, 2/24/31, Callable 6/22/27 @ 100(a) ............... 1,118 1,119
Dext ABS LLC ........................................................
Series 2021-1, Class C, 2.29%, 9/15/28, Callable 2/15/26 @ 100(a) ............... 5,000 4,937
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 7/15/26 @ 100(a) .............. 532 535
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 7/15/26 @ 100(a) ............... 5,430 5,548
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 12/15/27 @ 100(a) .............. 3,000 3,057
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 12/15/27 @ 100(a) .............. 1,666 1,695
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 3,333 3,121
Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 3,000 2,811
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) 3,273 2,991
Diamond Resorts Owner Trust .............................................
Series 2021-1A, Class A, 1.51%, 11/21/33, Callable 8/20/25 @ 100(a) ............. 597 584
Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 8/20/25 @ 100(a) ............. 344 337
DLLAA LLC ..........................................................
Series 2023-1A, Class A3, 5.64%, 2/22/28, Callable 6/20/27 @ 100(a) ............. 2,000 2,027
Series 2025-1A, Class A3, 4.95%, 9/20/29, Callable 5/20/29 @ 100(a) ............. 2,087 2,097
DLLAD LLC ..........................................................
Series 2024-1A, Class A3, 5.30%, 7/20/29, Callable 2/20/29 @ 100(a) ............. 1,000 1,013
Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 2/20/29 @ 100(a) ............. 1,290 1,313
DLLMT LLC ..........................................................
Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 1/20/27 @ 100(a) ............. 2,000 2,010
Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 1/20/27 @ 100(a) ............. 1,143 1,156
Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 5/20/28 @ 100(a) ............. 1,406 1,415
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 6/20/25 @ 100(a) ....... 570 569
FirstKey Homes Trust ....................................................
Series 2021-SFR1, Class B, 1.79%, 8/17/38(a)(b) ............................ 3,000 2,858
Series 2021-SFR1, Class C, 1.89%, 8/17/38(a)(b) ............................ 3,000 2,849
Series 2021-SFR2, Class B, 1.61%, 9/17/38(a)(b) ............................ 2,308 2,186
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)(b) ........................... 1,000 954
Series 2021-SFR3, Class C, 2.54%, 12/17/38(a)(b) ........................... 1,750 1,670
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100(a) .. 5,000 4,763
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.75%, 5/15/28(a) .... 1,597 1,608
Frontier Issuer LLC .....................................................
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... 1,867 1,933
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 1,100 1,174
Series 2024-1, Class C, 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 2,475 2,793
FRTKL, Series 2021-SFR1, Class B, 1.72%, 9/17/38(a)(b) ......................... 1,500 1,418
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 8/20/30 @ 100(a) .............. 654 685
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 1,200 1,269
Series 2023-1A, Class D, 7.00%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 800 813
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1, Class B, 5.21%, 3/15/30, Callable 7/15/27 @ 100(a) ............... 1,500 1,511
Series 2024-1, Class B, 5.18%, 12/16/30, Callable 2/15/28 @ 100(a) .............. 1,480 1,490
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 650 656

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-2, Class B, 5.23%, 5/15/31, Callable 10/15/28 @ 100(a) .............. $ 1,000 $ 1,009
HPEFS Equipment Trust ..................................................
Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 12/20/25 @ 100(a) ............. 1,200 1,197
Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 4/20/26 @ 100(a) .............. 735 739
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 12/20/26 @ 100(a) ............. 1,500 1,534
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 8/20/27 @ 100(a) ............. 3,838 3,876
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 2,343 2,371
John Deere Owner Trust, Series 2024-B, Class A4, 5.19%, 5/15/31, Callable 6/15/28 @ 100 . 1,100 1,116
Kubota Credit Owner Trust ................................................
Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @ 100(a) ............ 950 942
Series 2023-2A, Class A4, 5.23%, 6/15/28, Callable 4/15/27 @ 100(a) ............. 1,500 1,517
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 5/15/28 @ 100(a) ............. 1,300 1,318
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 7/15/27 @ 100(a) ............. 2,596 2,637
Series 2024-1A, Class A3, 4.76%, 8/18/31, Callable 7/16/28 @ 100(a) ............. 1,000 995
MMAF Equipment Finance LLC ............................................
Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 7/14/25 @ 100(a) ............. 5,000 4,915
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 2,000 1,924
Series 2022-A, Class A3, 3.20%, 1/13/28(a) ................................ 1,429 1,416
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 2,250 2,289
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 1,500 1,529
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 11/13/30 @ 100(a) ............. 1,100 1,109
MVW LLC ...........................................................
Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 11/20/26 @ 100(a) ........... 496 466
Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 11/20/26 @ 100(a) ........... 519 492
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 2/20/25 @ 100(a) ............. 4,516 4,182
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 2/20/25 @ 100(a) ............. 1,466 1,324
NMEF Funding LLC ....................................................
Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 8/15/26 @ 100(a) .............. 257 258
Series 2022-B, Class B, 7.12%, 6/15/29, Callable 8/15/26 @ 100(a) ............... 1,000 1,012
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 4/15/27 @ 100(a) ............... 1,500 1,540
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 3/15/28 @ 100(a) ............. 2,773 2,782
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 3,535 3,513
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47(a) ...................... 916 882
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 2,110 2,041
Pawnee Equipment Receivables LLC .........................................
Series 2021-1, Class B, 1.82%, 7/15/27, Callable 8/15/25 @ 100(a) ............... 1,138 1,131
Series 2022-1, Class A3, 5.17%, 2/15/28, Callable 6/15/26 @ 100(a) .............. 398 398
Series 2022-1, Class B, 5.40%, 7/17/28, Callable 6/15/26 @ 100(a) ............... 2,375 2,383
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 10/20/27 @ 100(a) ........... 2,500 2,521
Series 2024-1A, Class B, 5.79%, 11/20/30, Callable 10/20/27 @ 100(a) ............ 2,500 2,517
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 6/20/27 @ 100(a) ............ 1,429 1,421
Series 2024-2A, Class B, 4.83%, 10/20/31, Callable 6/20/27 @ 100(a) ............. 2,239 2,219
Post Road Equipment Finance, Series 2022-1A, Class B, 5.15%, 1/16/29, Callable 10/15/25 @
100(a) ........................................................... 1,000 1,001
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.58%, 10/15/30, Callable 2/15/27 @ 100(a) ............. 1,254 1,267
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 2/15/27 @ 100(a) ............. 1,994 2,021
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 2/15/27 @ 100(a) ............. 1,250 1,285
Series 2025-1A, Class B, 5.04%, 5/15/31, Callable 6/15/28 @ 100(a) .............. 546 546
Series 2025-1A, Class C, 5.13%, 5/15/31, Callable 6/15/28 @ 100(a) .............. 2,195 2,197
Series 2025-1A, Class D, 5.43%, 5/15/31, Callable 6/15/28 @ 100(a) .............. 1,680 1,682
Series 2025-1A, Class E, 7.08%, 5/17/32, Callable 6/15/28 @ 100(a) .............. 2,353 2,353
Progress Residential Trust .................................................
Series 2021-SFR2, Class B, 1.80%, 4/19/38(a)(b) ............................ 6,850 6,633
Series 2021-SFR4, Class B, 1.81%, 5/17/38(a)(b) ............................ 4,500 4,349
Series 2021-SFR5, Class B, 1.66%, 7/17/38(a)(b) ............................ 2,400 2,301
Series 2021-SFR5, Class C, 1.81%, 7/17/38(a)(b) ............................ 1,500 1,439
Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100(a)(b) .......... 2,813 2,694
SCF Equipment Leasing LLC ..............................................
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 2/20/25 @ 100(a) .............. 616 612

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 8/20/25 @ 100(a) .............. $ 429 $ 438
Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 8/20/25 @ 100(a) .............. 785 808
Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/25 @ 100(a) ............. 1,319 1,361
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 7/20/26 @ 100(a) .............. 857 896
Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 7/20/26 @ 100(a) .............. 4,863 5,177
SCF Equipment Trust LLC ................................................
Series 2025-1A, Class A3, 5.11%, 11/21/33, Callable 9/20/31 @ 100(a) ............ 400 401
Series 2025-1A, Class B, 5.23%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 1,250 1,257
Series 2025-1A, Class C, 5.37%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 1,500 1,509
Tricon Residential Trust ..................................................
Series 2022-SFR1, Class B, 4.20%, 4/17/39(a)(b) ............................ 1,000 979
Series 2024-SFR4, Class A, 4.30%, 11/17/41, Callable 11/17/29 @ 100(a)(b) ........ 870 842
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 2/17/25 @
100(a) ........................................................... 632 616
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A, Class A2, 5.88%, 4/20/55, Callable 10/20/28 @ 100(a) ............ 4,861 4,885
Series 2025-1A, Class B, 6.37%, 4/20/55, Callable 10/20/28 @ 100(a) ............. 1,077 1,084
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 2/15/25
@ 100(a) ......................................................... 6,500 6,366
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 1,000 954
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 909 913
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 167 170
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 8/12/27 @ 100(a) ............. 1,390 1,411
Series 2023-1A, Class B, 6.05%, 1/13/31, Callable 8/12/27 @ 100(a) .............. 2,000 2,036
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 8/12/27 @ 100(a) .............. 749 771
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 8/12/28 @ 100(a) ............ 1,673 1,692
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 8/12/28 @ 100(a) ............. 525 532
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 8/12/28 @ 100(a) ............. 437 447
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 8/12/28 @ 100(a) ............. 388 397
Verizon Master Trust ....................................................
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 2,000 2,011
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 833 846
Series 2024-8, Class C, 4.99%, 11/20/30, Callable 11/20/27 @ 100 ............... 2,466 2,464
Series 2025-1, Class C, 5.09%, 1/21/31, Callable 1/20/28 @ 100 ................. 1,875 1,879
Volvo Financial Equipment LLC ............................................
Series 2024-1A, Class A3, 4.29%, 10/16/28, Callable 5/15/28 @ 100(a) ............ 667 662
Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 5/15/28 @ 100(a) ............. 2,500 2,466
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.06%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 2,189 2,177
Series 2024-1A, Class C, 5.28%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 1,751 1,741
Series 2024-1A, Class D, 6.31%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 1,000 998
Zayo Issuer LLC .......................................................
Series 2025-1A, Class A2, 5.65%, 3/20/55, Callable 9/20/28 @ 100(a) ............. 4,000 4,000
Series 2025-1A, Class B, 6.09%, 3/20/55, Callable 9/20/28 @ 100 ................ 2,000 2,000
324,066
Agency ABS Other (0.0%):(c)
Nelnet Student Loan Trust, Series 2005-3, Class B, 5.30% (SOFR90A+54bps), 9/22/37,
Callable 3/22/25 @ 100(d) ............................................ 1,048 1,025
Total Asset-Backed Securities (Cost $855,273)
a
a
a
860,382
Collateralized Loan Obligations (0.2%)
Cash Flow CLO (0.2%):
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 4/24/25 @
100(a) ........................................................... 1,000 992
Palmer Square Loan Funding Ltd. ...........................................
Series 2024-1A, Class A1, 5.35% (TSFR3M+105bps), 10/15/32, Callable 10/15/25 @
100(a)(d) ......................................................... 920 922
Series 2024-3A, Class A2, 6.17% (TSFR3M+165bps), 8/8/32, Callable 8/8/25 @ 100(a)
(d) ............................................................. 1,000 1,003

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Race Point X CLO Ltd., Series 2016-10A, Class A1R, 5.66% (TSFR3M+136bps), 7/25/31,
Callable 4/25/25 @ 100(a)(d) .......................................... $ 1,511 $ 1,512
4,429
Total Collateralized Loan Obligations (Cost $4,425)
a
a
a
4,429
Collateralized Mortgage Obligations (3.9%)
Agency CMO Other (0.7%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 2,454 2,465
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 3,759 3,657
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 5,771 5,760
Federal National Mortgage Association .......................................
Series 2012-104, Class HC, 1.25%, 9/25/27 ................................ 192 186
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 1,448 1,453
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 1,800 1,808
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 1,558 1,571
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 1,842 1,839
18,739
Commercial MBS (3.2%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(b)(e) ................ 2,000 1,893
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.06% (TSFR1M+375bps), 10/15/37(a)
(b)(d) ........................................................... 2,000 2,003
BPR Trust ............................................................
Series 2021-TY, Class A, 5.47% (TSFR1M+116bps), 9/15/38(a)(b)(d) ............. 3,731 3,717
Series 2021-TY, Class B, 5.57% (TSFR1M+126bps), 9/15/38(a)(b)(d) ............. 750 745
Series 2021-TY, Class C, 6.12% (TSFR1M+181bps), 9/15/38(a)(b)(d) ............. 2,712 2,695
Series 2021-TY, Class D, 6.77% (TSFR1M+246bps), 9/15/38(a)(b)(d) ............. 1,313 1,308
Series 2022-OANA, Class B, 6.75% (TSFR1M+245bps), 4/15/37(a)(b)(d) .......... 3,000 3,012
Series 2022-STAR, Class A, 7.54% (TSFR1M+323bps), 8/15/39(a)(b)(d) ........... 4,000 3,999
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.37% (TSFR1M+106bps),
9/15/36(a)(b)(d) .................................................... 2,500 2,487
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ........................ 2,750 2,702
COMM Mortgage Trust ..................................................
Series 2012-CR4, Class XA, 1.14%, 10/15/45(b)(e) .......................... 10,719 80
Series 2015-PC1, Class AM, 4.28%, 7/10/50, Callable 6/10/25 @ 100(e) ........... 6,550 6,511
Series 2015-PC1, Class B, 4.28%, 7/10/50, Callable 6/10/25 @ 100(e) ............. 3,366 3,285
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 6.05% (TSFR1M+174bps), 4/15/37(a)(b)
(d) ............................................................. 2,000 2,005
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)(b) ........................... 11,481 9,777
Series 2020-UPTN, Class A, 2.75%, 2/10/37, Callable 2/10/25 @ 100(a)(b) ......... 2,000 2,000
Series 2023-SHIP, Class B, 4.94%, 9/10/38(a)(b)(e) .......................... 2,400 2,388
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)(b) ........ 11,824 11,794
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)(b) .......... 3,000 2,897
Series 2025-SPRL, Class A, 5.47%, 1/13/40(a)(b)(e) .......................... 1,326 1,340
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/33, Callable 10/13/28 @
100(a)(b)(e) ....................................................... 1,926 1,902
Life Mortgage Trust, Series 2021-BMR, Class B, 5.30% (TSFR1M+99bps), 3/15/38(a)(b)(d) . 2,379 2,373
Manhattan West Mortgage Trust, Series 2020-1MW, Class B, 2.33%, 9/10/39(a)(b)(e) ...... 1,500 1,386
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 5.72% (TSFR1M+141bps),
12/15/36(a)(b)(d) ................................................... 3,846 2,471
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/10/40(a)(b) ..................... 2,357 2,368
SHR Trust, Series 2024-LXRY, Class A, 6.26% (TSFR1M+195bps), 10/15/41(a)(b)(d) ..... 2,105 2,114
SREIT Trust, Series 2021-MFP2, Class C, 5.79% (TSFR1M+149bps), 11/15/36(a)(b)(d) .... 2,000 1,995
TTAN ...............................................................
Series 2021-MHC, Class B, 5.52% (TSFR1M+121bps), 3/15/38(a)(b)(d) ........... 1,714 1,712
Series 2021-MHC, Class C, 5.77% (TSFR1M+146bps), 3/15/38(a)(b)(d) ........... 2,307 2,302
Series 2021-MHC, Class D, 6.17% (TSFR1M+186bps), 3/15/38(a)(b)(d) ........... 923 921
86,182

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Private CMO Other (0.0%):(c)
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 4/25/27 @ 100(a)
(e) ............................................................. $ 505 $ 447
Total Collateralized Mortgage Obligations (Cost $108,599)
a
a
a
105,368
Shares
Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII, 10.92% (TSFR3M+663bps), 10/30/40(d) ..................... 200,000 6,168
Total Preferred Stocks (Cost $5,470)
a
a
a
6,168
Principal Amount
(000)
Senior Secured Loans (0.0%)(c)
Industrials (0.0%):(c)
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.04%
(SOFR03M+375bps), 10/20/27(d) ....................................... 506 515
Total Senior Secured Loans (Cost $514)
a
a
a
515
Corporate Bonds (33.6%)
Communication Services (0.4%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%,
6/1/29, Callable 5/1/29 @ 100 .......................................... 2,000 2,047
Discovery Communications LLC, 3.45%, 3/15/25, Callable 3/8/25 @ 100 .............. 547 545
Paramount Global, 2.90%, 1/15/27, Callable 10/15/26 @ 100 ....................... 1,750 1,678
T-Mobile US, Inc., 4.75%, 2/1/28, Callable 2/16/25 @ 100.79 ....................... 2,641 2,633
Warnermedia Holdings, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100 ................. 3,000 2,905
9,808
Consumer Discretionary (2.1%):
Advance Auto Parts, Inc., 5.95%, 3/9/28, Callable 2/9/28 @ 100(f) ................... 2,500 2,529
Association of American Medical Colleges
2.27%, 10/1/25 .................................................... 4,145 4,080
2.39%, 10/1/26 .................................................... 4,275 4,122
Brunswick Corp., 5.85%, 3/18/29, Callable 2/18/29 @ 100 ......................... 2,000 2,035
Daimler Truck Finance North America LLC
5.00%, 1/15/27(a) .................................................. 2,000 2,007
5.13%, 9/25/27, Callable 8/25/27 @ 100(a) ................................ 2,000 2,014
Duke University Health System, Inc., 2.26%, 6/1/26 .............................. 700 671
General Motors Financial Co., Inc., 5.35%, 7/15/27 .............................. 2,000 2,020
Genuine Parts Co., 4.95%, 8/15/29, Callable 7/15/29 @ 100 ........................ 2,000 1,987
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 1,000 1,018
Nissan Motor Acceptance Co. LLC
2.00%, 3/9/26, Callable 2/9/26 @ 100(a) .................................. 4,216 4,052
1.85%, 9/16/26, Callable 8/16/26 @ 100(a) ................................ 3,296 3,100
5.30%, 9/13/27(a) .................................................. 1,500 1,480
PVH Corp., 4.63%, 7/10/25, Callable 6/10/25 @ 100 ............................. 5,443 5,437
QVC, Inc., 4.45%, 2/15/25 ................................................ 8,450 8,429
Tapestry, Inc., 5.10%, 3/11/30, Callable 2/11/30 @ 100 ............................ 2,000 1,987
The Home Depot, Inc., 5.15%, 6/25/26 ....................................... 1,875 1,894
Volkswagen Group of America Finance LLC
6.20%, 11/16/28, Callable 10/16/28 @ 100(a) ............................... 2,000 2,058
5.25%, 3/22/29, Callable 2/22/29 @ 100(a) ................................ 2,000 1,993
ZF North America Capital, Inc., 4.75%, 4/29/25(a) ............................... 3,180 3,176
56,089
Consumer Staples (1.0%):
Bimbo Bakeries USA, Inc., 6.05%, 1/15/29, Callable 12/15/28 @ 100(a) ............... 4,000 4,107
Bunge Ltd. Finance Corp., 4.10%, 1/7/28, Callable 12/7/27 @ 100 .................... 1,800 1,767
Coca-Cola Consolidated, Inc., 5.25%, 6/1/29, Callable 5/1/29 @ 100 .................. 2,000 2,025
Keurig Dr. Pepper, Inc., 5.05%, 3/15/29, Callable 2/15/29 @ 100 ..................... 3,000 3,011

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Philip Morris International, Inc.
4.88%, 2/15/28, Callable 1/15/28 @ 100 .................................. $ 5,000 $ 5,026
5.25%, 9/7/28, Callable 8/7/28 @ 100 .................................... 3,000 3,051
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 3,000 2,594
The Campbell's Co., 5.20%, 3/19/27 ......................................... 2,000 2,021
The J.M. Smucker Co., 5.90%, 11/15/28, Callable 10/15/28 @ 100 ................... 2,000 2,077
25,679
Energy (2.7%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 3/8/25 @ 102.54(a) .................. 1,500 1,538
Apache Corp., 7.75%, 12/15/29 ............................................. 2,250 2,429
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28, Callable 7/15/28 @ 100(a) ........ 2,000 2,055
Devon Energy Corp., 5.25%, 10/15/27, Callable 2/16/25 @ 100.88 ................... 13,330 13,344
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(d)(g) ..................... 3,667 3,663
6.75% (H15T5Y+513bps), Callable 5/15/25 @ 100(d)(g) ...................... 333 333
7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(d)(g) ...................... 2,300 2,335
EQM Midstream Partners LP, 7.50%, 6/1/27, Callable 3/8/25 @ 103.75(a) .............. 2,500 2,563
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a) ................. 4,931 4,840
HF Sinclair Corp., 6.38%, 4/15/27, Callable 2/16/25 @ 103.19 ...................... 2,200 2,232
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30, Callable 4/15/25 @ 103(a) ...... 1,333 1,292
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100 .................... 4,262 4,261
NuStar Logistics LP, 5.75%, 10/1/25, Callable 7/1/25 @ 100 ........................ 1,500 1,504
Occidental Petroleum Corp., 5.50%, 12/1/25, Callable 9/1/25 @ 100 .................. 5,000 5,017
ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27 @ 100 ............................ 2,000 1,973
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 3/8/25 @ 100(a) ..... 8,699 8,410
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27,
Callable 3/8/25 @ 101.63 ............................................. 7,772 7,820
Viper Energy, Inc.
5.38%, 11/1/27, Callable 2/21/25 @ 100.9(a) ............................... 5,350 5,317
7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .............................. 1,575 1,649
72,575
Financials (16.2%):
Ally Financial, Inc.
5.75%, 11/20/25, Callable 10/21/25 @ 100 ................................. 3,750 3,766
6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(d) .................... 4,611 4,836
American Express Co., 5.04% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(d) ........ 4,000 4,026
American Honda Finance Corp., 4.40%, 10/5/26 ................................. 2,000 1,994
American National Global Funding, 5.55%, 1/28/30(a) ............................ 1,705 1,713
American National Group, Inc., 5.75%, 10/1/29, Callable 9/1/29 @ 100 ................ 3,000 3,004
Antares Holdings LP
8.50%, 5/18/25, Callable 4/18/25 @ 100(a) ................................ 2,515 2,530
6.35%, 10/23/29, Callable 9/23/29 @ 100(a) ............................... 2,500 2,487
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100 ........................ 5,000 4,962
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 2/21/25 @ 100.73(a) .................. 9,381 9,226
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 7,059 7,123
Athene Global Funding, 4.95%, 1/7/27(a) ...................................... 3,000 3,002
Bank of America Corp., 6.10% (TSFR3M+416bps), Callable 3/17/25 @ 100(d)(g) ........ 8,176 8,177
Blackstone Private Credit Fund
4.70%, 3/24/25 .................................................... 2,000 1,998
7.05%, 9/29/25 .................................................... 2,500 2,532
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 3,808 3,628
Blue Owl Credit Income Corp.
5.50%, 3/21/25 .................................................... 6,500 6,500
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 2,677 2,808
BMW US Capital LLC, 4.60%, 8/13/27(a) ..................................... 2,000 1,994
Capital One Financial Corp.
5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100(d) ...................... 2,000 2,023
6.31% (SOFR+264bps), 6/8/29, Callable 6/8/28 @ 100(d) ...................... 1,000 1,038
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 1,000 962
Citizens Bank NA, 4.58% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(d) ............ 1,000 990
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(d)(g) .... 4,564 4,546

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
CNO Global Funding
5.88%, 6/4/27(a) ................................................... $ 2,000 $ 2,042
4.88%, 12/10/27(a) .................................................. 2,000 1,995
4.95%, 9/9/29(a) ................................................... 1,953 1,940
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 5,750 5,650
DAE Funding LLC, 2.63%, 3/20/25, Callable 3/8/25 @ 100(a) ...................... 4,250 4,224
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 5,150 5,255
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(d) ........ 6,128 6,082
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27 ........................ 687 671
F&G Global Funding
5.15%, 7/7/25(a) ................................................... 2,000 2,002
5.88%, 6/10/27(a) .................................................. 2,000 2,030
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(d)(g) ........... 8,693 8,579
First Citizens Bancshares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(d) 11,871 11,814
First Financial Bancorp, 5.13%, 8/25/25 ....................................... 9,000 8,873
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 900 898
Fiserv, Inc., 4.75%, 3/15/30, Callable 2/15/30 @ 100 ............................. 2,000 1,977
Flagstar Financial, Inc., 7.34% (TSFR3M+304bps), 11/6/28, Callable 5/6/25 @ 100(d) ..... 2,242 2,142
Ford Motor Credit Co. LLC
2.30%, 2/10/25 .................................................... 2,500 2,499
3.38%, 11/13/25, Callable 10/13/25 @ 100 ................................. 3,000 2,960
5.13%, 11/5/26 ..................................................... 2,000 1,998
4.95%, 5/28/27, Callable 4/28/27 @ 100 .................................. 1,000 993
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. 2,000 1,799
FS KKR Capital Corp.
4.25%, 2/14/25(a) .................................................. 5,600 5,598
3.40%, 1/15/26, Callable 12/15/25 @ 100 ................................. 4,000 3,938
Fulton Financial Corp., 3.25% (TSFR3M+230bps), 3/15/30, Callable 3/15/25 @ 100(d) .... 9,318 9,191
GA Global Funding Trust
1.63%, 1/15/26(a)(f) ................................................. 2,500 2,429
4.40%, 9/23/27(a) .................................................. 500 493
Glencore Funding LLC
1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................................ 5,000 4,815
5.34%, 4/4/27(a) ................................................... 3,000 3,032
Goodman US Finance Three LLC, 3.70%, 3/15/28, Callable 12/15/27 @ 100(a) .......... 1,500 1,435
Hikma Finance USA LLC, 3.25%, 7/9/25 ...................................... 10,000 9,881
Hilltop Holdings, Inc., 5.75% (TSFR3M+568bps), 5/15/30, Callable 5/15/25 @ 100(d) ..... 5,000 4,854
Horace Mann Educators Corp., 7.25%, 9/15/28, Callable 8/15/28 @ 100 ................ 5,000 5,331
HSB Group, Inc., 5.47% (TSFR3M+117bps), 7/15/27, Callable 3/8/25 @ 100(d) .......... 2,750 2,687
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100(d)(g) .... 750 719
Hyundai Capital America, Inc.
4.30%, 9/24/27(a) .................................................. 2,000 1,969
5.68%, 6/26/28, Callable 5/26/28 @ 100(a) ................................ 1,000 1,018
5.30%, 1/8/29, Callable 12/8/28 @ 100(a) ................................. 5,000 5,020
Kemper Corp.
4.35%, 2/15/25, Callable 2/11/25 @ 100 .................................. 2,684 2,684
2.40%, 9/30/30, Callable 6/30/30 @ 100 .................................. 2,020 1,718
3.80%, 2/23/32, Callable 11/23/31 @ 100 .................................. 6,701 5,903
KeyCorp, 5.70% (SOFRINDX+125bps), 5/23/25, Callable 2/24/25 @ 100(d) ............ 8,215 8,212
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 700 710
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100 ................... 3,500 3,379
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100(f) ......... 3,000 3,000
Markel Group, Inc., 6.00% (H15T5Y+566bps), Callable 6/1/25 @ 100(d)(g) ............ 8,954 8,931
MGIC Investment Corp., 5.25%, 8/15/28, Callable 2/21/25 @ 101.31 .................. 2,000 1,981
MMI Capital Trust I, 7.63%, 12/15/27 ........................................ 1,000 1,051
Morgan Stanley Bank NA, 4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(d) ..... 3,500 3,508
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 3/8/25 @
100.83(f) ......................................................... 9,401 8,414
NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28 ............................. 3,000 3,002
NLG Global Funding, 5.40%, 1/23/30(a) ...................................... 3,500 3,528
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 4,000 4,060

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 5/24/26, Callable 4/24/26 @ 100(a) ................................ $ 3,000 $ 3,030
5.35%, 3/30/29, Callable 2/28/29 @ 100(a) ................................ 2,000 2,014
PRA Group, Inc., 8.38%, 2/1/28, Callable 3/8/25 @ 104.19(a) ....................... 3,898 4,024
Principal Life Global Funding II, 4.60%, 8/19/27(a) .............................. 2,500 2,494
Radian Group, Inc., 6.20%, 5/15/29, Callable 4/15/29 @ 100 ........................ 3,000 3,083
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(d)(g) ........ 9,786 9,769
Sammons Financial Group Global Funding, 5.05%, 1/10/28(a) ....................... 3,000 3,001
SCE Recovery Funding LLC, 0.86%, 11/15/31 .................................. 6,721 5,867
Signature Bank, 7.41% (US0003M+256bps), 11/1/29, Callable 3/8/25 @ 100(d)(h)(i) ...... 2,000 1,167
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 1/15/26 @ 100(a) .............. 1,622 1,576
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 5,000 4,373
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100 ......................... 3,000 3,003
Synchrony Financial
4.88%, 6/13/25, Callable 5/13/25 @ 100 .................................. 2,700 2,698
3.95%, 12/1/27, Callable 9/1/27 @ 100 ................................... 2,816 2,729
5.94% (SOFRINDX+213bps), 8/2/30, Callable 8/2/29 @ 100(d) ................. 1,000 1,012
Synovus Bank, 5.63%, 2/15/28, Callable 1/15/28 @ 100 ........................... 4,000 4,028
Synovus Financial Corp., 7.54% (USISOA05+338bps), 2/7/29(d) .................... 6,188 6,386
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(d) . 6,000 5,784
Texas Capital Bank NA, 5.25%, 1/31/26 ...................................... 1,530 1,501
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(d)(g) ...................... 9,180 9,139
4.98% (SOFR+109bps), 3/14/30, Callable 3/14/29 @ 100(d) .................... 2,000 2,007
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(d)(g) ....... 12,436 12,412
The Huntington National Bank, 5.50% (TSFR3M+535bps), 5/6/30, Callable 5/6/25 @ 100(d) 13,590 13,484
Toyota Motor Credit Corp.
4.55%, 8/7/26 ..................................................... 2,000 2,003
5.25%, 9/11/28 ..................................................... 2,000 2,035
Truist Financial Corp., 4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(d)(g) .......... 9,750 9,704
U.S. Bancorp
5.30% (TSFR3M+318bps), Callable 4/15/27 @ 100(d)(f)(g) .................... 3,100 3,077
3.10%, 4/27/26, Callable 3/27/26 @ 100, MTN ............................. 4,250 4,169
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(d) .................... 4,500 4,614
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 3,000 3,119
Webster Financial Corp., 6.84% (TSFR3M+253bps), 12/30/29, Callable 3/30/25 @ 100(d) .. 8,750 8,725
Wells Fargo & Co.
3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(d)(g) ...................... 9,400 9,233
5.88%, Callable 6/15/25 @ 100(g) ....................................... 667 667
436,706
Health Care (1.6%):
Blue Cross and Blue Shield of Minnesota, 3.79%, 5/1/25(a) ......................... 6,720 6,692
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 2,731 2,406
Elevance Health, Inc., 5.15%, 6/15/29, Callable 5/15/29 @ 100 ...................... 2,000 2,020
HCA, Inc., 5.38%, 2/1/25 ................................................. 11,666 11,666
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 6/1/25, Callable 5/1/25 @ 100(a) .................................. 5,450 5,384
5.20%, 6/15/29, Callable 5/15/29 @ 100(a) ................................ 3,000 3,021
2.20%, 6/1/30, Callable 3/1/30 @ 100(a) .................................. 2,504 2,173
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 3,448 3,441
Solventum Corp.
5.45%, 2/25/27, Callable 1/25/27 @ 100(a) ................................ 2,000 2,025
5.40%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 3,000 3,034
41,862
Industrials (2.4%):
AGCO Corp., 5.45%, 3/21/27, Callable 2/21/27 @ 100 ............................ 3,000 3,033
American Airlines Pass Through Trust, 4.00%, 9/22/27 ............................ 1,344 1,284
Aon North America, Inc., 5.15%, 3/1/29, Callable 2/1/29 @ 100 ..................... 2,000 2,013
CNH Industrial Capital LLC, 5.10%, 4/20/29, Callable 3/20/29 @ 100 ................. 2,000 2,008
Daimler Truck Finance North America LLC, 3.50%, 4/7/25(a) ....................... 3,000 2,993
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28 .............................. 3,655 3,416
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 3,300 3,341

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100 ............................ $ 3,000 $ 2,993
Lennox International, Inc., 1.35%, 8/1/25, Callable 7/1/25 @ 100 ..................... 4,580 4,501
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 1,905 1,942
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 3/8/25 @ 101.63(a) ........................................... 5,000 5,039
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 3/8/25 @ 100(a) .......... 8,978 8,961
Quanta Services, Inc., 4.75%, 8/9/27, Callable 7/9/27 @ 100 ........................ 3,000 2,993
Republic Services, Inc., 5.00%, 11/15/29, Callable 10/15/29 @ 100 ................... 3,000 3,017
RXO, Inc., 7.50%, 11/15/27, Callable 3/8/25 @ 103.75(a) .......................... 1,100 1,131
Ryder System, Inc.
5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ............................... 3,000 3,036
5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ............................. 3,000 3,042
Stanley Black & Decker, Inc., 6.27%, 3/6/26, Callable 2/16/25 @ 100 ................. 2,000 2,000
U.S. Airways Pass Through Trust, 3.95%, 11/15/25 ............................... 4,640 4,587
United Airlines Pass Through Trust, 4.88%, 1/15/26 .............................. 395 393
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ 2,289 2,321
64,044
Information Technology (0.6%):
Atlassian Corp., 5.25%, 5/15/29, Callable 4/15/29 @ 100 .......................... 4,000 4,038
Hewlett Packard Enterprise Co., 4.45%, 9/25/26 ................................. 2,500 2,490
Microchip Technology, Inc., 4.90%, 3/15/28 .................................... 2,000 1,997
Skyworks Solutions, Inc., 1.80%, 6/1/26, Callable 5/1/26 @ 100 ..................... 5,000 4,788
VeriSign, Inc., 5.25%, 4/1/25, Callable 3/8/25 @ 100 ............................. 2,000 2,000
15,313
Materials (1.3%):
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 5,000 4,932
Berry Global, Inc.
1.57%, 1/15/26, Callable 12/15/25 @ 100 ................................. 4,181 4,051
4.88%, 7/15/26, Callable 3/8/25 @ 100(a) ................................. 3,226 3,219
Celanese US Holdings LLC
1.40%, 8/5/26, Callable 7/5/26 @ 100 .................................... 2,000 1,888
6.42%, 7/15/27, Callable 6/15/27 @ 100 .................................. 2,000 2,037
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 3/8/25 @ 101.46 ................... 8,000 7,803
International Flavors & Fragrances, Inc., 1.23%, 10/1/25, Callable 9/1/25 @ 100(a) ........ 3,350 3,268
Nucor Corp., 3.95%, 5/23/25 ............................................... 2,000 1,996
Solvay Finance America LLC, 5.65%, 6/4/29, Callable 5/4/29 @ 100(a) ................ 2,000 2,037
Sonoco Products Co., 4.45%, 9/1/26 ......................................... 1,143 1,136
Steel Dynamics, Inc., 5.00%, 12/15/26, Callable 3/8/25 @ 100 ....................... 1,000 1,001
The Sherwin-Williams Co., 4.55%, 3/1/28, Callable 2/1/28 @ 100 .................... 2,000 1,989
35,357
Real Estate (3.3%):
Boston Properties LP
3.65%, 2/1/26, Callable 11/3/25 @ 100 ................................... 1,001 988
6.75%, 12/1/27, Callable 11/1/27 @ 100 .................................. 3,500 3,643
CBRE Services, Inc., 4.88%, 3/1/26, Callable 12/1/25 @ 100 ........................ 4,100 4,103
CubeSmart LP, 4.38%, 2/15/29, Callable 11/15/28 @ 100 .......................... 4,033 3,930
DOC DR LLC
4.30%, 3/15/27, Callable 12/15/26 @ 100 ................................. 1,700 1,683
3.95%, 1/15/28, Callable 10/15/27 @ 100 ................................. 2,531 2,463
Essex Portfolio LP, 1.70%, 3/1/28, Callable 1/1/28 @ 100 .......................... 1,149 1,044
Extra Space Storage LP, 5.90%, 1/15/31, Callable 11/15/30 @ 100 .................... 3,000 3,103
Federal Realty OP LP, 5.38%, 5/1/28, Callable 4/1/28 @ 100 ........................ 4,000 4,050
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/1/25, Callable 3/3/25 @ 100 ........... 4,857 4,857
Healthcare Realty Holdings LP, 3.75%, 7/1/27, Callable 4/1/27 @ 100 ................. 896 871
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 950 916
4.20%, 4/15/29, Callable 1/15/29 @ 100 .................................. 1,534 1,459
Jones Lang LaSalle, Inc., 6.88%, 12/1/28, Callable 11/1/28 @ 100 .................... 1,500 1,590
Kilroy Realty LP, 4.38%, 10/1/25, Callable 7/1/25 @ 100 .......................... 4,574 4,552
Kimco Realty OP LLC, 3.80%, 4/1/27, Callable 1/1/27 @ 100 ....................... 2,699 2,649
Kite Realty Group LP, 4.00%, 10/1/26, Callable 7/1/26 @ 100 ....................... 3,894 3,847
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 2/21/25 @ 100 .................... 5,500 5,491

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
LXP Industrial Trust, 6.75%, 11/15/28, Callable 10/15/28 @ 100 ..................... $ 2,000 $ 2,099
Mid-America Apartments LP, 5.30%, 2/15/32, Callable 12/15/31 @ 100 ................ 2,000 2,007
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN(j) .......... 2,950 3,087
NNN REIT, Inc.
4.00%, 11/15/25, Callable 8/15/25 @ 100 .................................. 6,000 5,961
2.50%, 4/15/30, Callable 1/15/30 @ 100 .................................. 2,000 1,757
Realty Income Corp., 5.05%, 1/13/26, Callable 2/16/25 @ 100 ...................... 2,000 2,000
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28, Callable 9/15/28 @ 100 ... 4,649 4,937
SBA Tower Trust
1.88%, 1/15/26, Callable 3/8/25 @ 100(a) ................................. 3,500 3,399
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 842 862
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 2,000 1,956
The NHP Foundation, 5.85%, 12/1/28, Callable 6/1/28 @ 100 ....................... 3,000 3,112
UDR, Inc.
2.95%, 9/1/26, Callable 6/1/26 @ 100, MTN ............................... 1,580 1,535
3.50%, 7/1/27, Callable 4/1/27 @ 100, MTN ............................... 4,620 4,489
3.20%, 1/15/30, Callable 10/15/29 @ 100 ................................. 1,178 1,081
89,521
Utilities (2.0%):
AEP Texas, Inc., 5.45%, 5/15/29, Callable 4/15/29 @ 100 .......................... 2,000 2,032
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 2,000 2,014
Black Hills Corp., 5.95%, 3/15/28, Callable 2/15/28 @ 100 ......................... 3,000 3,093
CenterPoint Energy, Inc., 5.40%, 6/1/29, Callable 5/1/29 @ 100 ...................... 2,000 2,023
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(d) ......... 2,843 2,696
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 3,000 3,012
4.88%, 6/1/28, Callable 5/1/28 @ 100 .................................... 2,000 1,998
Essential Utilities, Inc., 4.80%, 8/15/27, Callable 7/15/27 @ 100 ..................... 2,500 2,500
Florida Power & Light Co.
5.05%, 4/1/28, Callable 3/1/28 @ 100 .................................... 3,000 3,032
4.40%, 5/15/28, Callable 3/15/28 @ 100 .................................. 2,800 2,780
National Fuel Gas Co.
5.50%, 1/15/26 .................................................... 5,408 5,435
5.50%, 10/1/26 .................................................... 2,750 2,773
NiSource, Inc., 5.20%, 7/1/29, Callable 6/1/29 @ 100 ............................. 2,000 2,017
ONE Gas, Inc., 5.10%, 4/1/29, Callable 3/1/29 @ 100 ............................. 2,500 2,522
Public Service Enterprise Group, Inc., 5.20%, 4/1/29, Callable 3/1/29 @ 100 ............ 3,000 3,026
The AES Corp., 1.38%, 1/15/26, Callable 12/15/25 @ 100 .......................... 1,500 1,451
The Southern Co., 4.00% (H15T5Y+373bps), 1/15/51, Callable 10/15/25 @ 100(d) ........ 7,792 7,670
Vistra Operations Co. LLC, 5.13%, 5/13/25(a) .................................. 2,000 1,999
Wisconsin Electric Power Co., 5.00%, 5/15/29, Callable 4/15/29 @ 100 ................ 3,000 3,024
55,097
Total Corporate Bonds (Cost $896,389)
a
a
a
902,051
Yankee Dollars (6.8%)
Consumer Discretionary (0.2%):
Flutter Treasury DAC, 6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) ................. 750 763
International Game Technology PLC, 6.25%, 1/15/27, Callable 7/15/26 @ 100(a) ......... 3,500 3,546
Phinia Holdings Jersey Ltd., 5.00%, 10/1/25(a) .................................. 2,087 2,072
6,381
Consumer Staples (0.4%):
Bacardi-Martini BV, 5.55%, 2/1/30, Callable 1/1/30 @ 100(a) ....................... 3,000 3,032
BAT International Finance PLC
4.45%, 3/16/28, Callable 2/16/28 @ 100 .................................. 4,000 3,947
5.93%, 2/2/29, Callable 1/2/29 @ 100 .................................... 2,000 2,061
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL, 5.50%, 1/15/30,
Callable 2/16/25 @ 102.75 ............................................ 1,669 1,672
10,712
Energy (0.9%):
Canadian Natural Resources Ltd., 5.00%, 12/15/29, Callable 11/15/29 @ 100(a) .......... 3,000 2,966

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Enbridge, Inc.
5.30%, 4/5/29, Callable 3/5/29 @ 100 .................................... $ 2,000 $ 2,018
5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(d) .................. 4,400 4,280
Harbour Energy PLC, 5.50%, 10/15/26, Callable 3/8/25 @ 101.38(a) .................. 5,396 5,376
TransCanada PipeLines Ltd., 4.88%, 1/15/26, Callable 10/15/25 @ 100 ................ 1,145 1,147
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 500 520
Var Energi ASA
5.00%, 5/18/27, Callable 4/18/27 @ 100(a) ................................ 3,000 3,000
7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ............................... 3,333 3,526
22,833
Financials (3.3%):
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 2,000 2,023
Avolon Holdings Funding Ltd., 2.88%, 2/15/25(a) ............................... 10,000 9,992
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
7.53% (H15T5Y+300bps), 10/1/28(a)(d) .................................. 7,630 7,967
5.62%, 12/10/29, Callable 11/10/29 @ 100(a) ............................... 1,037 1,036
Barclays PLC
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(d) .................. 2,000 2,034
4.84% (SOFR+134bps), 9/10/28, Callable 9/10/27 @ 100(d) .................... 2,000 1,992
Beazley Insurance DAC
5.88%, 11/4/26 ..................................................... 900 899
5.50%, 9/10/29 .................................................... 4,099 4,012
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(d)(g) ........ 4,969 4,946
Canadian Imperial Bank of Commerce
4.51% (SOFR+93bps), 9/11/27, Callable 9/11/26 @ 100(d) ..................... 3,000 2,988
7.26%, 4/10/32(a) .................................................. 719 752
5.31% (US0006M+13bps), 8/31/85, Callable 2/28/25 @ 100(d)(i) ................ 2,500 2,487
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 6,319 6,446
Lloyds Banking Group PLC
4.58%, 12/10/25 .................................................... 1,000 997
2.44% (H15T1Y+100bps), 2/5/26(d) ..................................... 3,000 3,000
5.99% (H15T1Y+148bps), 8/7/27, Callable 8/7/26 @ 100(d) .................... 2,000 2,030
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 2,000 1,965
NatWest Group PLC, 7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100(d) ..... 1,500 1,529
Phoenix Group Holdings PLC, 4.75% (H15T5Y+428bps), 9/4/31, Callable 6/4/26 @ 100(d) . 4,285 4,208
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(d)(g) .... 10,500 10,506
Santander UK Group Holdings PLC, 6.53% (SOFR+260bps), 1/10/29, Callable 1/10/28 @
100(d) ........................................................... 2,000 2,072
Standard Chartered PLC
6.19% (H15T1Y+185bps), 7/6/27, Callable 7/6/26 @ 100(a)(d) .................. 2,000 2,034
5.69% (H15T1Y+105bps), 5/14/28, Callable 5/14/27 @ 100(a)(d) ................ 1,000 1,013
5.55% (H15T1Y+105bps), 1/21/29, Callable 1/21/28 @ 100(a)(d) ................ 560 565
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(d)(g) ........ 10,811 10,774
Westpac Banking Corp., 2.89% (H15T5Y+135bps), 2/4/30(d) ....................... 500 500
88,767
Health Care (0.2%):
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a) ............................. 1,206 1,158
Royalty Pharma PLC, 1.20%, 9/2/25, Callable 8/2/25 @ 100 ........................ 1,419 1,389
Smith & Nephew PLC, 5.15%, 3/20/27, Callable 2/20/27 @ 100 ..................... 1,500 1,510
4,057
Industrials (0.9%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 11,384 11,320
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 2,000 2,029
6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ................................ 1,000 1,046
LG Energy Solution Ltd., 5.38%, 7/2/27(a) ..................................... 2,857 2,866
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a) ...................... 3,350 3,312
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a) .................... 5,000 4,825
25,398
Information Technology (0.1%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 2,677 2,769

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (0.5%):
Braskem Netherlands Finance BV, 4.50%, 1/10/28, Callable 10/10/27 @ 100(a) .......... $ 3,500 $ 3,250
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 3/8/25 @ 101.25(a) ................ 1,500 1,464
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25 ........................... 3,000 3,057
Syngenta Finance NV, 4.89%, 4/24/25, Callable 3/8/25 @ 100(a) ..................... 6,339 6,330
14,101
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @
100(a) ........................................................... 4,390 4,289
Utilities (0.1%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(k) ............................ 3,000 3,016
Total Yankee Dollars (Cost $179,751)
a
a
a
182,323
Municipal Bonds (1.3%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue, Series D-2, 6.00%, 2/1/29, Continuously Callable
@100 ........................................................... 2,000 2,081
California (0.4%):
California Infrastructure & Economic Development Bank Revenue
Series B, 5.71%, 7/1/30 .............................................. 2,780 2,835
Series B, 5.76%, 7/1/31 .............................................. 2,560 2,615
California Statewide Communities Development Authority Revenue, 1.31%, 4/1/25 ....... 915 909
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30 ............ 1,915 1,782
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation,
Series A, 4.82%, 8/1/25 .............................................. 1,505 1,505
9,646
Colorado (0.0%):(c)
Colorado Health Facilities Authority Revenue, Series B, 2.80%, 12/1/26 ................ 435 418
Florida (0.1%):
Hillsborough County IDA Revenue, 2.16%, 8/1/25 ............................... 2,910 2,869
Georgia (0.1%):
Athens Housing Authority Revenue, 2.32%, 12/1/25 .............................. 3,215 3,160
Illinois (0.2%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4.57%, 12/1/27 .................................................... 750 747
4.63%, 12/1/28 .................................................... 1,000 994
State of Illinois Sales Tax Revenue, Series B, 1.25%, 6/15/25 ....................... 2,500 2,470
4,211
Indiana (0.0%):(c)
Indiana Finance Authority Revenue, Series B, 2.45%, 11/15/25 ...................... 360 353
Maryland (0.1%):
Maryland Health & Higher Educational Facilities Authority Revenue, 1.89%, 1/1/26 ....... 4,135 3,991
Michigan (0.0%):(c)
Michigan Finance Authority Revenue, Series A-1, 2.33%, 6/1/30 ..................... 171 168
New Jersey (0.2%):
North Hudson Sewerage Authority Revenue
2.59%, 6/1/25 ..................................................... 925 919
2.59%, 6/1/25 ..................................................... 75 75
South Jersey Transportation Authority Revenue, Series B, 2.20%, 11/1/25 ............... 3,515 3,440
4,434
New York (0.0%):(c)
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25 325 319
Ohio (0.0%):(c)
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 1,410 1,421

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Texas (0.1%):
San Antonio Education Facilities Corp. Revenue
1.74%, 4/1/25 ..................................................... $ 505 $ 501
1.99%, 4/1/26 ..................................................... 860 823
2.19%, 4/1/27 ..................................................... 525 485
1,809
Wisconsin (0.0%):(c)
Public Finance Authority Revenue, Series S, 1.48%, 2/1/25 ......................... 820 820
Total Municipal Bonds (Cost $36,111)
a
a
a
35,700
U.S. Government Agency Mortgages (0.6%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(d)(g) ................................ 10,650 10,518
Federal Home Loan Banks
5.65%, 7/30/31 .................................................... 2,000 2,000
Federal Home Loan Mortgage Corporation
6.19% (RFUCCT1Y+163bps), 4/1/35(d) .................................. 87 88
5.50%, 10/1/38 .................................................... 1,433 1,448
1,536
Federal National Mortgage Association
2.50%, 4/1/27 - 8/1/27 ............................................... 2,154 2,104
2,104
Total U.S. Government Agency Mortgages (Cost $16,011)
a
a
a
16,158
U.S. Treasury Obligations (14.6%)
U.S. Treasury Notes
3.00%, 7/15/25 .................................................... 5,000 4,971
4.25%, 10/15/25 .................................................... 6,000 5,998
3.88%, 1/15/26 .................................................... 7,000 6,978
4.50%, 3/31/26 .................................................... 11,000 11,031
4.63%, 9/15/26 .................................................... 59,000 59,371
4.38%, 12/15/26 .................................................... 24,000 24,067
0.50%, 8/31/27 .................................................... 70,000 63,700
4.13%, 11/15/27 .................................................... 24,000 23,931
4.00%, 6/30/28 .................................................... 50,000 49,582
3.75%, 12/31/28 .................................................... 7,000 6,861
1.63%, 8/15/29 .................................................... 47,000 41,892
4.13%, 8/31/30 .................................................... 52,000 51,334
4.00%, 1/31/31 .................................................... 43,000 42,086
Total U.S. Treasury Obligations (Cost $390,337)
a
a
a
391,802
Commercial Paper (7.3%)
Communication Services (0.2%):
Rogers Communications, Inc., 4.53%, 2/21/25(a)(l) .............................. 5,000 4,987
Consumer Discretionary (0.6%):
Whirlpool Corp., 4.96%, 2/7/25(a)(l) ......................................... 15,000 14,986
Consumer Staples (2.0%):
Bacardi USA, Inc., 4.77%, 2/13/25(a)(l) ....................................... 5,000 4,991
ConAgra Brands, Inc.
4.66%, 2/6/25(a)(l) .................................................. 10,000 9,992
4.68%, 2/14/25(a)(l) ................................................. 10,000 9,982
4.74%, 2/19/25(a)(l) ................................................. 6,700 6,683
CVS Corp.
4.74%, 2/14/25(a)(l) ................................................. 5,000 4,991
4.74%, 2/18/25(a)(l) ................................................. 3,520 3,512
CVS Health Corp., 4.76%, 4/7/25(a)(l) ........................................ 12,800 12,689
52,840

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Energy (1.7%):
APA Corp., 5.04%, 2/3/25(a)(l) ............................................. $ 6,500 $ 6,497
Canadian Natural Resources Ltd., 4.74%, 2/11/25(a)(l) ............................ 10,000 9,986
Ovintiv, Inc.
4.97%, 2/18/25(a)(l) ................................................. 8,500 8,479
4.97%, 2/19/25(a)(l) ................................................. 3,000 2,992
4.97%, 2/20/25(a)(l) ................................................. 15,000 14,959
Targa Resources Corp., 4.88%, 3/3/25(a)(l) .................................... 4,000 3,983
46,896
Information Technology (0.4%):
Jabil, Inc., 5.09%, 2/3/25(a)(l) .............................................. 12,200 12,195
Materials (0.2%):
International Flavors & Fragrances, Inc., 4.48%, 2/6/25(a)(l) ........................ 400 400
Sonoco Products Co., 4.83%, 2/4/25(l) ........................................ 5,000 4,999
5,399
Real Estate (1.0%):
Crown Castle, Inc.
4.81%, 2/13/25(a)(l) ................................................. 10,000 9,983
4.83%, 2/18/25(a)(l) ................................................. 10,000 9,976
4.83%, 2/19/25(a)(l) ................................................. 5,700 5,685
25,644
Utilities (1.2%):
Guadalupe Valley Electric Cooperative, Inc.
4.39%, 2/12/25(a)(l) ................................................. 15,700 15,677
4.38%, 2/13/25(a)(l) ................................................. 10,800 10,783
The AES Corp., 4.80%, 2/7/25(a)(l) .......................................... 5,000 4,995
31,455
Total Commercial Paper (Cost $194,417)
a
a
a
194,402
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.31%(m) ....... 2,844,796 2,844
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.32%(m) ........... 2,844,796 2,845
Invesco Government & Agency Portfolio, Institutional Shares, 4.34%(m) ............... 2,844,796 2,845
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.31%(m) 2,844,796 2,845
Total Collateral for Securities Loaned (Cost $11,379)
a
a
a
11,379
Total Investments (Cost $2,698,676) — 100.9% 2,710,677
Liabilities in excess of other assets —  (0.9)% (23,488)
NET ASSETS - 100.00% $ 2,687,189
At January 31, 2025, the Fund's investments in foreign securities were 9.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2025, the fair value of these securities was
$1,387,572 (thousands) and amounted to 51.6% of net assets.
(b) Security is interest only.
(c) Amount represents less than 0.05% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2025.
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2025.
(f) All or a portion of this security is on loan.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(j) Put Bond.
(k) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(l) Rate represents the effective yield at January 31, 2025.
(m) Rate disclosed is the daily yield on January 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2025.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of January 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of January 31, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of January 31, 2025.
TSFR1M
—
1 month Term SOFR, rate disclosed as of January 31, 2025.
TSFR3M
—
3 month Term SOFR, rate disclosed as of January 31, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of January 31, 2025, based on the last reset date of the security.
US0006M
—
6 Month US Dollar LIBOR, rate disclosed as of January 31, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of January 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.9%)
Communication Services (2.5%):
Cargurus, Inc. (a) ....................................................... 32,175 $ 1,261
Cinemark Holdings, Inc. (a) ................................................ 23,065 660
Cogent Communications Holdings, Inc. ....................................... 29,514 2,224
IDT Corp. , Class B ...................................................... 27,325 1,289
Iridium Communications, Inc. .............................................. 41,350 1,189
Lions Gate Entertainment Corp. , Class B (a) .................................... 110,500 776
Lumen Technologies, Inc. (a) ............................................... 121,000 598
Madison Square Garden Sports Corp. (a) ....................................... 5,830 1,282
Magnite, Inc. (a) ........................................................ 255,227 4,390
Nebius Group NV (a) (b) .................................................. 18,852 616
Reddit, Inc. , Class A (a) ................................................... 4,613 920
TEGNA, Inc. .......................................................... 92,787 1,690
Vivid Seats, Inc. , Class A (a) (b) ............................................. 352,895 1,517
Yelp, Inc. (a) ........................................................... 36,007 1,438
Ziff Davis, Inc. (a) ....................................................... 30,040 1,619
21,469
Consumer Discretionary (11.6%):
Academy Sports & Outdoors, Inc. ........................................... 27,420 1,434
American Eagle Outfitters, Inc. ............................................. 67,500 1,089
Asbury Automotive Group, Inc. (a) ........................................... 3,835 1,138
Atmus Filtration Technologies, Inc. .......................................... 141,180 5,904
Beazer Homes USA, Inc. (a) ............................................... 29,760 660
Bloomin' Brands, Inc. .................................................... 63,726 800
Boot Barn Holdings, Inc. (a) ............................................... 12,949 2,083
Brunswick Corp. ....................................................... 52,985 3,573
Caleres, Inc. .......................................................... 28,330 519
Cavco Industries, Inc. (a) .................................................. 5,883 2,992
Century Communities, Inc. ................................................ 15,383 1,175
Dorman Products, Inc. (a) ................................................. 11,382 1,494
First Watch Restaurant Group, Inc. (a) ........................................ 43,443 911
Garrett Motion, Inc. ..................................................... 145,440 1,393
Genius Sports Ltd. (a) .................................................... 212,500 1,876
G-III Apparel Group Ltd. (a) ............................................... 69,300 2,164
Green Brick Partners, Inc. (a) ............................................... 13,624 824
Group 1 Automotive, Inc. ................................................. 3,350 1,529
Installed Building Products, Inc. ............................................ 17,238 3,428
Jack in the Box, Inc. ..................................................... 22,975 900
KB Home ............................................................ 16,632 1,116
KinderCare Learning Cos., Inc. (a) (b) ......................................... 41,814 867
Kontoor Brands, Inc. .................................................... 20,673 1,899
Kura Sushi USA, Inc. , Class A (a) (b) ......................................... 6,115 489
Latham Group, Inc. (a) ................................................... 668,127 4,877
LCI Industries ......................................................... 27,501 2,882
Life Time Group Holdings, Inc. (a) ........................................... 59,916 1,737
M/I Homes, Inc. (a) ...................................................... 14,235 1,791
Marriott Vacations Worldwide Corp. ......................................... 18,400 1,597
Modine Manufacturing Co. (a) .............................................. 22,654 2,298
Newell Brands, Inc. ..................................................... 131,250 1,307
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 50,113 1,421
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 2,715 303
Oxford Industries, Inc. ................................................... 11,058 927
Perdoceo Education Corp. ................................................. 19,943 574
Phinia, Inc. ........................................................... 29,529 1,503
Portillo's, Inc. , Class A (a) (b) ............................................... 70,497 981
PVH Corp. ........................................................... 21,880 1,960
Sally Beauty Holdings, Inc. (a) .............................................. 113,500 1,234
SharkNinja, Inc. (a) ...................................................... 18,677 2,088
Signet Jewelers Ltd. ..................................................... 15,152 898
Skechers USA, Inc. , Class A (a) ............................................. 3,780 285
Sportradar Group AG (a) .................................................. 59,778 1,254
Steven Madden Ltd. ..................................................... 99,592 4,088

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Sweetgreen, Inc. , Class A (a) ............................................... 97,323 $ 3,204
Taylor Morrison Home Corp. (a) ............................................ 47,647 3,071
The Buckle, Inc. ........................................................ 49,744 2,368
The Cheesecake Factory, Inc. (b) ............................................ 24,030 1,349
The Goodyear Tire & Rubber Co. (a) ......................................... 144,150 1,279
The ODP Corp. (a) ...................................................... 19,851 449
Thor Industries, Inc. ..................................................... 25,415 2,614
Tri Pointe Homes, Inc. (a) ................................................. 112,688 4,154
Under Armour, Inc. , Class C (a) ............................................. 74,982 565
Universal Technical Institute, Inc. (a) ......................................... 15,434 423
Urban Outfitters, Inc. (a) .................................................. 6,023 334
Victoria's Secret & Co. (a) ................................................. 27,500 1,000
Visteon Corp. (a) ........................................................ 13,700 1,152
Winmark Corp. ........................................................ 3,195 1,245
Winnebago Industries, Inc. ................................................ 20,913 1,000
Worthington Enterprises, Inc. .............................................. 11,340 475
98,944
Consumer Staples (2.5%):
Cal-Maine Foods, Inc. ................................................... 18,792 2,028
Coca-Cola Consolidated, Inc. .............................................. 573 784
Dole PLC ............................................................ 26,220 357
Edgewell Personal Care Co. ............................................... 26,400 879
elf Beauty, Inc. (a) ....................................................... 6,468 646
Grocery Outlet Holding Corp. (a) ............................................ 53,574 867
Ingles Markets, Inc. , Class A ............................................... 15,802 1,046
Nomad Foods Ltd. ...................................................... 117,520 2,099
Oddity Tech Ltd. (a) (b) ................................................... 41,963 2,002
SunOpta, Inc. (a) ........................................................ 318,559 2,335
The Andersons, Inc. ..................................................... 48,834 1,990
The Chefs' Warehouse, Inc. (a) .............................................. 58,550 3,154
The Vita Coco Co., Inc. (a) ................................................ 21,400 801
U.S. Foods Holding Corp. (a) ............................................... 22,400 1,589
USANA Health Sciences, Inc. (a) ............................................ 14,392 469
Vital Farms, Inc. (a) ..................................................... 15,033 660
21,706
Energy (4.5%):
Ardmore Shipping Corp. .................................................. 36,035 428
Atlas Energy Solutions, Inc. (b) ............................................. 56,500 1,297
Berry Corp. ........................................................... 84,412 368
Cactus, Inc. , Class A ..................................................... 44,828 2,677
California Resources Corp. ................................................ 49,764 2,448
Centrus Energy Corp. , Class A (a) (b) ......................................... 9,422 775
Civitas Resources, Inc. ................................................... 24,700 1,254
Core Natural Resources, Inc. (a) ............................................. 31,068 2,807
Expro Group Holdings NV (a) .............................................. 178,431 2,254
Gulfport Energy Corp. (a) ................................................. 7,100 1,267
Kodiak Gas Services, Inc. ................................................. 46,534 2,177
Liberty Energy, Inc. ..................................................... 159,063 2,912
Magnolia Oil & Gas Corp. , Class A .......................................... 41,466 983
Matador Resources Co. ................................................... 12,364 717
Murphy Oil Corp. ...................................................... 79,044 2,105
Noble Corp. PLC ....................................................... 26,300 843
Northern Oil & Gas, Inc. .................................................. 51,800 1,862
NPK International, Inc. (a) ................................................. 81,985 567
Oceaneering International, Inc. (a) ........................................... 94,776 2,355
Plains GP Holdings LP , Class A ............................................. 87,800 1,857
REX American Resources Corp. (a) .......................................... 11,573 483
RPC, Inc. ............................................................ 80,547 494
Scorpio Tankers, Inc. .................................................... 16,202 772
SM Energy Co. ........................................................ 21,879 830
Talos Energy, Inc. (a) ..................................................... 98,000 972
Teekay Tankers Ltd. , Class A ............................................... 27,448 1,151

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Uranium Energy Corp. (a) ................................................. 195,447 $ 1,380
Vital Energy, Inc. (a) ..................................................... 27,750 885
38,920
Financials (19.0%):
Acadian Asset Management, Inc. ............................................ 185,357 4,619
AGNC Investment Corp. (b) ............................................... 123,400 1,230
Amalgamated Financial Corp. .............................................. 10,503 367
Ameris Bancorp ........................................................ 85,102 5,587
Apollo Commercial Real Estate Finance, Inc. ................................... 52,204 463
Artisan Partners Asset Management, Inc. , Class A ................................ 56,137 2,509
Associated Banc-Corp. ................................................... 69,648 1,751
Atlantic Union Bankshares Corp. ............................................ 48,581 1,835
Bank of Hawaii Corp. .................................................... 28,000 2,086
Bank OZK ............................................................ 29,200 1,483
Banner Corp. .......................................................... 26,850 1,897
Bread Financial Holdings, Inc. ............................................. 26,847 1,700
Brighthouse Financial, Inc. (a) .............................................. 25,000 1,543
Cathay General Bancorp .................................................. 21,542 1,023
CNO Financial Group, Inc. ................................................ 81,835 3,269
CVB Financial Corp. .................................................... 73,150 1,524
Donnelley Financial Solutions, Inc. (a) ........................................ 19,284 1,280
Dynex Capital, Inc. ..................................................... 101,300 1,344
Enova International, Inc. (a) ................................................ 9,296 1,044
Enterprise Financial Services Corp. .......................................... 8,397 502
Essent Group Ltd. ...................................................... 47,865 2,788
Euronet Worldwide, Inc. (a) ................................................ 16,920 1,667
EVERTEC, Inc. ........................................................ 91,531 2,972
Fidelis Insurance Holdings Ltd. ............................................. 45,090 744
First Bancorp .......................................................... 33,560 1,481
First Bancorp, Puerto Rico ................................................ 141,735 2,942
First Busey Corp. ....................................................... 123,866 3,007
First Financial Bancorp ................................................... 22,438 629
First Interstate BancSystem, Inc. , Class A ...................................... 44,000 1,450
First Merchants Corp. .................................................... 45,940 2,042
Flagstar Financial, Inc. (b) ................................................. 162,363 1,921
FNB Corp. ............................................................ 75,650 1,187
Genworth Financial, Inc. (a) ................................................ 138,284 1,000
Glacier Bancorp, Inc. .................................................... 43,500 2,161
Globe Life, Inc. ........................................................ 24,700 3,016
HA Sustainable Infrastructure Capital, Inc. ..................................... 5,520 155
Hamilton Insurance Group Ltd. , Class B (a) .................................... 26,170 501
Hancock Whitney Corp. .................................................. 51,136 3,055
Home Bancshares, Inc. ................................................... 109,863 3,317
Hope Bancorp, Inc. ..................................................... 140,554 1,639
Horace Mann Educators Corp. .............................................. 13,366 516
Houlihan Lokey, Inc. .................................................... 14,199 2,580
Independent Bank Corp. .................................................. 24,825 1,667
International Bancshares Corp. ............................................. 29,541 1,946
Jackson Financial, Inc. , Class A ............................................. 20,774 1,958
Kemper Corp. ......................................................... 32,990 2,216
Ladder Capital Corp. .................................................... 104,000 1,166
Live Oak Bancshares, Inc. ................................................ 24,374 865
Marex Group PLC ...................................................... 52,496 1,874
Moelis & Co. , Class A ................................................... 20,916 1,638
Mr. Cooper Group, Inc. (a) ................................................. 8,873 921
NBT Bancorp, Inc. ...................................................... 35,000 1,667
Northwest Bancshares, Inc. ................................................ 130,000 1,717
OFG Bancorp ......................................................... 110,305 4,711
Old National Bancorp .................................................... 135,640 3,235
Pacific Premier Bancorp, Inc. .............................................. 68,700 1,779
Pathward Financial, Inc. .................................................. 21,289 1,697
PennyMac Financial Services, Inc. .......................................... 9,981 1,045
Piper Sandler Cos. ...................................................... 3,144 997

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
PJT Partners, Inc. , Class A ................................................ 1,580 $ 261
Primerica, Inc. ......................................................... 4,580 1,329
PROG Holdings, Inc. .................................................... 12,672 542
Prosperity Bancshares, Inc. ................................................ 51,050 4,084
Renasant Corp. ........................................................ 38,420 1,494
RLI Corp. ............................................................ 13,230 970
Sandy Spring Bancorp, Inc. ................................................ 14,830 502
Shift4 Payments, Inc. , Class A (a) ............................................ 35,069 4,203
Simmons First National Corp. , Class A ....................................... 34,319 780
Skyward Specialty Insurance Group, Inc. (a) .................................... 62,918 2,786
SouthState Corp. ....................................................... 46,334 4,892
StepStone Group, Inc. , Class A ............................................. 33,481 2,145
Stewart Information Services Corp. .......................................... 23,410 1,526
Stifel Financial Corp. .................................................... 18,406 2,132
Texas Capital Bancshares, Inc. (a) ........................................... 103,524 8,173
The Bank of NT Butterfield & Son Ltd. ....................................... 92,119 3,380
Toast, Inc. , Class A (a) .................................................... 43,916 1,797
UMB Financial Corp. .................................................... 28,470 3,357
Valley National Bancorp .................................................. 215,726 2,218
Veritex Holdings, Inc. .................................................... 112,613 3,018
Virtus Investment Partners, Inc. ............................................. 5,330 1,063
Walker & Dunlop, Inc. ................................................... 5,040 484
Westamerica Bancorp .................................................... 22,343 1,156
White Mountains Insurance Group Ltd. ....................................... 940 1,817
163,034
Health Care (16.0%):
Acadia Healthcare Co., Inc. (a) .............................................. 16,366 738
ACADIA Pharmaceuticals, Inc. (a) ........................................... 50,742 947
AdaptHealth Corp. (a) .................................................... 89,229 965
Addus HomeCare Corp. (a) ................................................ 13,697 1,714
ADMA Biologics, Inc. (a) ................................................. 24,456 395
Agios Pharmaceuticals, Inc. (a) ............................................. 31,988 1,100
Alkermes PLC (a) ....................................................... 42,836 1,351
AnaptysBio, Inc. (a) ..................................................... 23,420 420
Apellis Pharmaceuticals, Inc. (a) ............................................ 41,015 1,190
Apogee Therapeutics, Inc. (a) ............................................... 24,730 1,023
Arcellx, Inc. (a) ........................................................ 14,639 997
Arcus Biosciences, Inc. (a) ................................................. 137,086 1,768
Avanos Medical, Inc. (a) .................................................. 39,637 683
Avidity Biosciences, Inc. (a) ............................................... 12,295 405
Biohaven Ltd. (a) ....................................................... 13,286 508
BioLife Solutions, Inc. (a) ................................................. 92,547 2,527
Biomerica, Inc. (a) ...................................................... 71,911 36
Blueprint Medicines Corp. (a) .............................................. 35,675 4,015
Brookdale Senior Living, Inc. (a) (b) .......................................... 144,800 670
Catalyst Pharmaceuticals, Inc. (a) ............................................ 152,028 3,430
Certara, Inc. (a) ......................................................... 61,395 874
Collegium Pharmaceutical, Inc. (a) ........................................... 48,245 1,550
Corcept Therapeutics, Inc. (a) .............................................. 28,498 1,907
CorVel Corp. (a) ........................................................ 67,767 7,851
Crinetics Pharmaceuticals, Inc. (a) ........................................... 13,615 549
CytoSorbents Corp. (a) ................................................... 153,449 154
Denali Therapeutics, Inc. (a) ............................................... 21,635 504
Dynavax Technologies Corp. (a) ............................................. 78,563 1,025
Dyne Therapeutics, Inc. (a) ................................................ 11,480 163
Edgewise Therapeutics, Inc. (a) ............................................. 48,801 1,367
Encompass Health Corp. .................................................. 14,750 1,464
Enovis Corp. (a) ........................................................ 19,490 916
Envista Holdings Corp. (a) ................................................. 40,425 830
Evolent Health, Inc. , Class A (a) ............................................. 89,997 940
Exact Sciences Corp. (a) .................................................. 62,838 3,522
Geron Corp. (a) ......................................................... 96,678 277
Haemonetics Corp. (a) .................................................... 15,450 1,067

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Halozyme Therapeutics, Inc. (a) ............................................. 76,121 $ 4,312
Harmony Biosciences Holdings, Inc. (a) ....................................... 56,339 2,184
Harvard Bioscience, Inc. (a) ................................................ 223,499 382
ICU Medical, Inc. (a) .................................................... 7,880 1,295
Immunome, Inc. (a) (b) ................................................... 93,034 1,026
Immunovant, Inc. (a) ..................................................... 40,395 878
Innoviva, Inc. (a) ....................................................... 45,130 841
Insmed, Inc. (a) ......................................................... 54,269 4,156
Integer Holdings Corp. (a) ................................................. 28,698 4,081
Intellia Therapeutics, Inc. (a) ............................................... 88,402 912
iRhythm Technologies, Inc. (a) .............................................. 5,704 621
Ironwood Pharmaceuticals, Inc. (a) ........................................... 143,624 336
iTeos Therapeutics, Inc. (a) ................................................ 91,952 693
Kiniksa Pharmaceuticals International PLC (a) .................................. 85,839 1,682
LENZ Therapeutics, Inc. (a) (b) ............................................. 16,946 433
LivaNova PLC (a) ....................................................... 28,100 1,404
Merit Medical Systems, Inc. (a) ............................................. 23,522 2,561
Merus NV (a) .......................................................... 23,181 949
MoonLake Immunotherapeutics (a) .......................................... 28,489 1,310
Myriad Genetics, Inc. (a) .................................................. 41,716 529
Natera, Inc. (a) ......................................................... 9,754 1,726
Neogen Corp. (a) ....................................................... 202,292 2,318
Option Care Health, Inc. (a) ................................................ 67,319 2,082
OrthoPediatrics Corp. (a) .................................................. 105,255 2,526
Owens & Minor, Inc. (a) .................................................. 41,852 596
Pediatrix Medical Group, Inc. (a) ............................................ 36,530 511
Perrigo Co. PLC ....................................................... 31,900 795
Phreesia, Inc. (a) ........................................................ 31,088 885
Pliant Therapeutics, Inc. (a) ................................................ 110,737 1,190
Prestige Consumer Healthcare, Inc. (a) ........................................ 16,628 1,277
Privia Health Group, Inc. (a) ............................................... 138,270 3,159
Progyny, Inc. (a) ........................................................ 40,309 934
Quanterix Corp. (a) ...................................................... 53,534 492
Repligen Corp. (a) ....................................................... 14,590 2,425
Revolution Medicines, Inc. (a) .............................................. 48,721 2,093
Rhythm Pharmaceuticals, Inc. (a) ............................................ 9,850 585
RxSight, Inc. (a) ........................................................ 35,928 1,217
SI-BONE, Inc. (a) ....................................................... 220,839 3,701
SIGA Technologies, Inc. .................................................. 169,826 1,016
Soleno Therapeutics, Inc. (a) ............................................... 6,623 333
STAAR Surgical Co. (a) .................................................. 87,414 2,115
Stevanato Group SpA (b) .................................................. 28,781 645
Stoke Therapeutics, Inc. (a) ................................................ 120,938 1,388
Summit Therapeutics, Inc. (a) (b) ............................................ 30,241 650
Supernus Pharmaceuticals, Inc. (a) ........................................... 34,600 1,328
Surgery Partners, Inc. (a) .................................................. 48,170 1,228
Syndax Pharmaceuticals, Inc. (a) ............................................ 95,493 1,353
Taysha Gene Therapies, Inc. (a) ............................................. 353,933 531
The Ensign Group, Inc. ................................................... 11,720 1,637
Twist Bioscience Corp. (a) ................................................. 11,158 584
U.S. Physical Therapy, Inc. ................................................ 8,792 780
UFP Technologies, Inc. (a) ................................................. 7,857 2,158
Vaxcyte, Inc. (a) ........................................................ 12,324 1,088
Veracyte, Inc. (a) ........................................................ 35,607 1,619
Vericel Corp. (a) ........................................................ 93,632 5,481
Viking Therapeutics, Inc. (a) (b) ............................................. 55,885 1,830
Xenon Pharmaceuticals, Inc. (a) ............................................. 27,926 1,117
Zymeworks, Inc. (a) ..................................................... 95,597 1,396
137,216
Industrials (16.8%):
AAON, Inc. ........................................................... 17,637 2,053
ABM Industries, Inc. .................................................... 45,240 2,414
ACCO Brands Corp. .................................................... 222,586 1,171

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
ACV Auctions, Inc. , Class A (a) ............................................. 49,539 $ 1,048
Alamo Group, Inc. ...................................................... 17,582 3,262
Alight, Inc. , Class A ..................................................... 200,000 1,370
American Woodmark Corp. (a) .............................................. 20,661 1,609
Apogee Enterprises, Inc. .................................................. 17,873 912
Applied Industrial Technologies, Inc. ......................................... 8,848 2,301
ArcBest Corp. ......................................................... 18,092 1,730
Archer Aviation, Inc. , Class A (a) ............................................ 147,269 1,392
Arcosa, Inc. ........................................................... 31,726 3,214
Argan, Inc. ........................................................... 8,335 1,140
ASGN, Inc. (a) ......................................................... 11,905 1,050
Blue Bird Corp. (a) ...................................................... 8,644 308
BlueLinx Holdings, Inc. (a) ................................................ 25,791 2,780
Boise Cascade Co. ...................................................... 15,274 1,927
Casella Waste Systems, Inc. (a) ............................................. 66,886 7,193
CECO Environmental Corp. (a) ............................................. 35,869 1,016
Chart Industries, Inc. (a) .................................................. 4,488 950
Columbus McKinnon Corp. ............................................... 95,947 3,494
CRA International, Inc. ................................................... 5,132 942
Deluxe Corp. .......................................................... 59,595 1,382
Enovix Corp. (a) (b) ...................................................... 89,636 1,081
ESCO Technologies, Inc. ................................................. 29,397 3,902
ExlService Holdings, Inc. (a) ............................................... 44,116 2,217
Exponent, Inc. ......................................................... 14,227 1,304
Fluor Corp. (a) ......................................................... 20,540 990
FTAI Aviation Ltd. ...................................................... 16,641 1,673
Gates Industrial Corp. PLC (a) .............................................. 237,302 4,910
Genco Shipping & Trading Ltd. ............................................. 66,402 960
GMS, Inc. (a) .......................................................... 35,784 3,018
Granite Construction, Inc. ................................................. 12,580 1,109
Griffon Corp. .......................................................... 16,369 1,240
Hayward Holdings, Inc. (a) ................................................ 64,450 971
Hub Group, Inc. , Class A ................................................. 59,910 2,673
JBT Marel Corp. ....................................................... 1,905 253
JELD-WEN Holding, Inc. (a) ............................................... 85,635 764
Kforce, Inc. ........................................................... 18,684 1,041
Korn Ferry ........................................................... 36,512 2,582
Kornit Digital Ltd. (a) .................................................... 43,421 1,261
Limbach Holdings, Inc. (a) ................................................ 1,807 167
ManpowerGroup, Inc. ................................................... 13,250 798
Masterbrand, Inc. (a) ..................................................... 72,722 1,259
Matson, Inc. .......................................................... 14,302 2,029
Mayville Engineering Co., Inc. (a) ........................................... 87,409 1,385
McGrath RentCorp ...................................................... 32,435 3,979
MillerKnoll, Inc. ....................................................... 25,523 573
MRC Global, Inc. (a) ..................................................... 76,900 1,129
Mueller Industries, Inc. ................................................... 27,377 2,156
Mueller Water Products, Inc. , Class A ........................................ 24,030 553
Parsons Corp. (a) ....................................................... 2,862 227
Paylocity Holding Corp. (a) ................................................ 2,184 449
Quanex Building Products Corp. ............................................ 18,210 382
RBC Bearings, Inc. (a) ................................................... 21,272 7,419
Resideo Technologies, Inc. (a) .............................................. 63,441 1,429
Rush Enterprises, Inc. , Class A ............................................. 46,748 2,840
RXO, Inc. (a) .......................................................... 9,984 256
Ryder System, Inc. ...................................................... 7,550 1,203
Science Applications International Corp. ...................................... 8,400 909
SkyWest, Inc. (a) ........................................................ 21,136 2,556
Spire Global, Inc. (a) ..................................................... 15,256 262
SPX Technologies, Inc. (a) ................................................. 12,064 1,792
Standex International Corp. ................................................ 14,220 2,598
Steelcase, Inc. , Class A ................................................... 50,300 577
Sterling Infrastructure, Inc. (a) .............................................. 23,086 3,288

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Sun Country Airlines Holdings, Inc. (a) ........................................ 106,841 $ 1,812
Terex Corp. ........................................................... 43,736 2,103
The AZEK Co., Inc. (a) ................................................... 33,597 1,721
The Brink's Co. ........................................................ 10,380 969
The Greenbrier Cos., Inc. ................................................. 23,000 1,524
The Manitowoc Co., Inc. (a) ............................................... 43,000 430
The Timken Co. ........................................................ 35,150 2,821
Titan International, Inc. (a) ................................................. 111,000 980
Titan Machinery, Inc. (a) .................................................. 38,297 717
Transcat, Inc. (a) ........................................................ 19,762 1,522
UFP Industries, Inc. ..................................................... 42,800 4,950
V2X, Inc. (a) .......................................................... 17,400 907
Vicor Corp. (a) ......................................................... 5,085 260
Wabash National Corp. ................................................... 102,765 1,603
WillScot Holdings Corp. (a) ................................................ 115,502 4,280
143,421
Information Technology (14.5%):
908 Devices, Inc. (a) ..................................................... 70,678 177
A10 Networks, Inc. ..................................................... 86,134 1,689
ACI Worldwide, Inc. (a) .................................................. 21,170 1,134
Adeia, Inc. ............................................................ 106,848 1,373
Advanced Energy Industries, Inc. ........................................... 35,714 4,110
Alarm.com Holdings, Inc. (a) ............................................... 35,975 2,183
Allegro MicroSystems, Inc. (a) .............................................. 29,286 705
Astera Labs, Inc. (a) ..................................................... 13,098 1,328
AvePoint, Inc. (a) ....................................................... 16,784 315
Badger Meter, Inc. ...................................................... 4,450 952
Bel Fuse, Inc. , Class B ................................................... 24,727 2,005
Belden, Inc. ........................................................... 24,772 2,885
Box, Inc. , Class A (a) .................................................... 54,523 1,821
Celestica, Inc. (a) ....................................................... 4,079 504
Cellebrite DI Ltd. (a) ..................................................... 21,016 505
Ciena Corp. (a) ......................................................... 9,083 791
Clear Secure, Inc. , Class A ................................................ 46,479 1,100
Commvault Systems, Inc. (a) ............................................... 10,682 1,701
Confluent, Inc. , Class A (a) ................................................ 72,071 2,139
Core Scientific, Inc. (a) ................................................... 11,684 143
Crane NXT Co. ........................................................ 20,290 1,298
CyberArk Software Ltd. (a) ................................................ 5,841 2,167
Digimarc Corp. (a) (b) .................................................... 14,142 519
Diodes, Inc. (a) ......................................................... 93,622 5,522
DoubleVerify Holdings, Inc. (a) ............................................. 182,242 3,756
ePlus, Inc. (a) .......................................................... 50,970 4,072
Extreme Networks, Inc. (a) ................................................ 132,523 2,095
Five9, Inc. (a) .......................................................... 41,046 1,682
Harmonic, Inc. (a) ....................................................... 67,400 760
indie Semiconductor, Inc. , Class A (a) (b) ...................................... 1,046,844 4,292
Informatica, Inc. , Class A (a) ............................................... 37,735 969
Insight Enterprises, Inc. (a) ................................................ 14,139 2,442
InterDigital, Inc. ....................................................... 1,389 254
JFrog Ltd. (a) .......................................................... 81,364 2,828
Knowles Corp. (a) ....................................................... 121,345 2,297
Kulicke & Soffa Industries, Inc. ............................................. 36,563 1,622
Lattice Semiconductor Corp. (a) ............................................. 16,553 944
MaxLinear, Inc. (a) ...................................................... 39,500 705
Napco Security Technologies, Inc. ........................................... 23,491 862
NetScout Systems, Inc. (a) ................................................. 20,247 483
Nova Ltd. (a) .......................................................... 6,071 1,488
Novanta, Inc. (a) ........................................................ 6,380 955
Nutanix, Inc. , Class A (a) .................................................. 34,571 2,377
Okta, Inc. (a) .......................................................... 12,965 1,222
Onto Innovation, Inc. (a) .................................................. 9,016 1,846
PAR Technology Corp. (a) ................................................. 547 40

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
PC Connection, Inc. ..................................................... 8,102 $ 601
Photronics, Inc. (a) ...................................................... 54,069 1,243
Plexus Corp. (a) ........................................................ 25,252 3,578
Porch Group, Inc. (a) ..................................................... 778,219 3,463
Progress Software Corp. .................................................. 49,845 2,858
PROS Holdings, Inc. (a) .................................................. 38,234 903
PTC, Inc. (a) ........................................................... 5,026 972
Pure Storage, Inc. , Class A (a) .............................................. 35,104 2,380
Qualys, Inc. (a) ......................................................... 19,235 2,682
Rambus, Inc. (a) ........................................................ 23,589 1,454
Sanmina Corp. (a) ....................................................... 41,136 3,444
ScanSource, Inc. (a) ..................................................... 59,105 2,474
Semtech Corp. (a) ....................................................... 23,381 1,566
Silicon Laboratories, Inc. (a) ............................................... 6,906 936
SolarWinds Corp. ....................................................... 37,604 560
SPS Commerce, Inc. (a) ................................................... 22,207 4,101
Synaptics, Inc. (a) ....................................................... 17,150 1,456
The Descartes Systems Group, Inc. (a) ........................................ 28,800 3,336
Tower Semiconductor Ltd. (a) .............................................. 30,611 1,497
TTM Technologies, Inc. (a) ................................................ 77,333 1,902
Varonis Systems, Inc. (a) .................................................. 41,370 1,877
Veeco Instruments, Inc. (a) ................................................. 76,815 1,950
Verint Systems, Inc. (a) ................................................... 100,228 2,544
Vishay Intertechnology, Inc. ............................................... 60,578 1,026
123,860
Materials (4.6%):
Alpha Metallurgical Resources, Inc. (a) ........................................ 8,240 1,509
Avient Corp. .......................................................... 26,750 1,148
Axalta Coating Systems Ltd. (a) ............................................. 25,540 918
Balchem Corp. ......................................................... 17,052 2,728
Cabot Corp. ........................................................... 9,360 809
Carpenter Technology Corp. ............................................... 14,892 2,875
Commercial Metals Co. .................................................. 43,025 2,086
Constellium SE (a) ...................................................... 111,100 1,103
Graphic Packaging Holding Co. ............................................ 53,070 1,456
Hawkins, Inc. ......................................................... 43,085 4,606
Ingevity Corp. (a) ....................................................... 28,560 1,295
Knife River Corp. (a) .................................................... 23,291 2,413
Materion Corp. ........................................................ 21,516 2,173
Metallus, Inc. (a) ........................................................ 56,158 839
Minerals Technologies, Inc. ................................................ 16,240 1,246
Myers Industries, Inc. .................................................... 56,016 675
NewMarket Corp. ...................................................... 4,161 2,072
O-I Glass, Inc. (a) ....................................................... 103,483 1,236
Orion SA ............................................................. 66,150 923
Ryerson Holding Corp. ................................................... 97,400 2,178
Sealed Air Corp. ....................................................... 64,264 2,238
Sylvamo Corp. ......................................................... 14,385 1,152
Tronox Holdings PLC ................................................... 88,450 908
Warrior Met Coal, Inc. ................................................... 7,321 386
38,972
Real Estate (4.5%):
Acadia Realty Trust ..................................................... 56,097 1,292
Alexander & Baldwin, Inc. ................................................ 61,739 1,102
Broadstone Net Lease, Inc. ................................................ 96,800 1,524
CareTrust REIT, Inc. .................................................... 48,000 1,272
Compass, Inc. , Class A (a) ................................................. 178,035 1,291
COPT Defense Properties ................................................. 50,686 1,492
Curbline Properties Corp. ................................................. 65,800 1,610
Cushman & Wakefield PLC (a) ............................................. 132,200 1,823
DiamondRock Hospitality Co. .............................................. 250,666 2,201
Douglas Emmett, Inc. .................................................... 90,615 1,664

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Easterly Government Properties, Inc. ......................................... 190,328 $ 2,162
Empire State Realty Trust, Inc. ............................................. 98,635 943
Essential Properties Realty Trust, Inc. ........................................ 109,160 3,504
Four Corners Property Trust, Inc. ............................................ 67,040 1,839
Howard Hughes Holdings, Inc. (a) ........................................... 29,030 2,217
Innovative Industrial Properties, Inc. ......................................... 10,871 779
Kite Realty Group Trust .................................................. 57,610 1,334
LXP Industrial Trust ..................................................... 156,000 1,298
PotlatchDeltic Corp. ..................................................... 19,818 886
Sabra Health Care REIT, Inc. .............................................. 76,000 1,270
Sila Realty Trust, Inc. .................................................... 39,580 984
STAG Industrial, Inc. .................................................... 24,182 827
Summit Hotel Properties, Inc. .............................................. 149,027 1,000
Terreno Realty Corp. .................................................... 9,218 603
The Real Brokerage, Inc. (a) ............................................... 83,640 428
The St. Joe Co. ........................................................ 18,403 885
Veris Residential, Inc. .................................................... 72,500 1,156
Xenia Hotels & Resorts, Inc. ............................................... 79,285 1,186
38,572
Utilities (2.4%):
Black Hills Corp. ....................................................... 60,357 3,545
National Fuel Gas Co. ................................................... 19,825 1,388
New Jersey Resources Corp. ............................................... 20,571 986
Northwestern Energy Group, Inc. ........................................... 70,400 3,795
ONE Gas, Inc. ......................................................... 40,045 2,829
Portland General Electric Co. .............................................. 40,000 1,646
Spire, Inc. ............................................................ 43,983 3,121
TXNM Energy, Inc. ..................................................... 67,689 3,273
20,583
Total Common Stocks (Cost $704,818)
a
a
a
846,697
Rights (0.0%)(c)
Health Care (0.0%):(c)
Flexion Therapeutics, Inc., CVR (a) (d) ........................................ 58,207 1
OmniAb Operations, Inc., 12.50 Earnout Shares (a) (d) (e) (f) ......................... 7,105 —
OmniAb Operations, Inc., 15.00 Earnout Shares (a) (d) (e) (f) ......................... 7,105 —
1
Total Rights (Cost $36)
a
a
a
1
Exchange-Traded Funds (0.2%)
iShares Russell 2000 ETF ................................................. 7,762 1,758
Total Exchange-Traded Funds (Cost $1,733)
a
a
a
1,758
Collateral for Securities Loaned (2.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .31% (g) ........ 5,125,305 5,125
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .32% (g) ............ 5,125,305 5,125
Invesco Government & Agency Portfolio, Institutional Shares , 4 .34% (g) ............... 5,125,305 5,125
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .31% (g) . 5,125,305 5,126
Total Collateral for Securities Loaned (Cost $20,501)
a
a
a
20,501
Total Investments (Cost $727,088) — 101.5% 868,957
Liabilities in excess of other assets —  (1.5)% (12,688)
NET ASSETS - 100.00% $ 856,269
At January 31, 2025, the Fund's investments in foreign securities were 5.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., 12.50 Earnout Shares ......................
11/3/2022
$ —
OmniAb Operations, Inc., 15.00 Earnout Shares ......................
11/3/2022
—
(d) Security was fair valued using significant unobservable inputs as of January 31, 2025.
(e) Restricted security that is not registered under the Securities Act of 1933.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities at January 31, 2025. (amounts in thousands):
(g) Rate disclosed is the daily yield on January 31, 2025.
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (19.2%)
ABS Auto (10.7%):
Avis Budget Rental Car Funding AESOP LLC , Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) .. $ 750 $ 763
CarMax Auto Owner Trust , Series 2023-1 , Class D , 6 .27% , 11/15/29 , Callable 3/15/27 @ 100 500 511
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 7/10/26 @ 100 ................ 105 101
Series 2021-N2 , Class C , 1 .07% , 3/10/28 , Callable 3/10/27 @ 100 ................ 63 61
Chase Auto Owner Trust , Series 2024-3A , Class D , 5 .87% , 9/25/31 , Callable 12/25/27 @
100 (a) ........................................................... 500 506
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class A1 , 5 .65% , 5/15/35 , Callable 4/15/26 @ 100 (a) ............. 272 274
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 4/15/26 @ 100 (a) .............. 132 133
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 4/15/26 @ 100 (a) .............. 150 151
Series 2023-2A , Class A2 , 5 .51% ( SOFR30A + 110 bps ) , 10/15/35 , Callable 10/15/26 @
100 (a) (b) ......................................................... 654 659
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 8/15/27 @
100 (a) ........................................................... 444 445
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class A , 6 .48% , 3/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,000 1,010
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 500 512
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 750 762
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 474 488
DT Auto Owner Trust ....................................................
Series 2020-3A , Class E , 3 .62% , 10/15/27 , Callable 2/15/25 @ 100 (a) ............. 300 300
Series 2021-4A , Class C , 1 .50% , 9/15/27 , Callable 5/15/26 @ 100 (a) .............. 66 66
Series 2022-1A , Class C , 2 .96% , 11/15/27 , Callable 6/15/26 @ 100 (a) ............. 30 30
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A3 , 6 .24% , 1/16/29 , Callable 9/15/28 @ 100 (a) ............. 750 761
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 9/15/28 @ 100 (a) .............. 250 258
Enterprise Fleet Financing LLC .............................................
Series 2022-2 , Class A2 , 4 .65% , 5/21/29 , Callable 8/20/25 @ 100 (a) .............. 49 49
Series 2022-4 , Class A2 , 5 .76% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 330 332
Exeter Automobile Receivables Trust .........................................
Series 2020-3A , Class F , 5 .56% , 6/15/27 , Callable 7/15/25 @ 100 (a) .............. 750 750
Series 2023-4A , Class B , 6 .31% , 10/15/27 , Callable 10/15/27 @ 100 .............. 939 943
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 5/15/28 @
100 (a) ........................................................... 646 657
Flagship Credit Auto Trust ................................................
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 4/15/25 @ 100 (a) ............... 750 744
Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 7/15/25 @ 100 (a) ............... 16 16
Ford Credit Auto Lease Trust , Series 2023-A , Class B , 5 .29% , 6/15/26 , Callable 8/15/25 @
100 ............................................................. 300 301
Ford Credit Auto Owner Trust , Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @
100 (a) ........................................................... 250 236
Foursight Capital Automobile Receivables Trust , Series 2021-2 , Class E , 3 .35% , 10/15/27 ,
Callable 4/15/25 @ 100 (a) ............................................ 250 249
GTE Auto Receivables Trust , Series 2023-1 , Class A2 , 5 .65% , 8/17/26 , Callable 8/17/26 @
100 (a) ........................................................... 25 25
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B2 , 5 .77% ( SOFR30A + 140 bps ) , 5/20/32 , Callable 10/20/27 @
100 (a) (b) ......................................................... 918 923
Series 2024-2 , Class B2 , 5 .72% ( SOFR30A + 135 bps ) , 10/20/32 , Callable 8/20/28 @
100 (a) (b) ......................................................... 828 830
JPMorgan Chase Bank NA , Series 2021-3 , Class C , 0 .86% , 2/26/29 , Callable 5/25/25 @
100 (a) ........................................................... 19 19
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 12/15/25 @ 100 (a) ............. 544 541
Series 2022-1A , Class A , 5 .21% , 6/15/27 , Callable 9/15/26 @ 100 (a) .............. 109 109
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 4/15/27 @ 100 (a) .............. 300 302
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 4/15/27 @ 100 (a) ............. 1,000 1,013
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 6/15/27 @ 100 (a) .............. 750 756
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 1,000 1,017
Merchants Fleet Funding LLC ..............................................

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. $ 497 $ 502
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 7/20/27 @ 100 (a) .............. 400 404
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 7/20/27 @ 100 (a) .............. 500 508
Navistar Financial Dealer Note Master Owner Trust , Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) 260 263
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 414 417
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 750 743
Prestige Auto Receivables Trust , Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ........... 1,500 1,520
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 47 47
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 500 511
Series 2022-C , Class B , 6 .45% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 350 351
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 155 156
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 78 78
Series 2022-C , Class E , 11 .37% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............ 86 87
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 278 280
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 411 415
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 206 208
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 1/15/29 @ 100 (a) ............... 434 434
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 1/15/29 @ 100 (a) ............... 323 322
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 4/25/28 @ 100 (a) ............... 504 504
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 4/25/28 @ 100 (a) ............... 218 218
Tesla Auto Lease Trust , Series 2023-B , Class A3 , 6 .13% , 9/21/26 , Callable 11/20/25 @ 100 (a) 1,000 1,006
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 9/25/26 @ 100 (a) ........ 593 601
Westlake Automobile Receivables Trust .......................................
Series 2021-3A , Class C , 1 .58% , 1/15/27 , Callable 11/15/25 @ 100 (a) ............. 63 63
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 1/15/27 @ 100 (a) .............. 500 504
Series 2023-2A , Class C , 6 .29% , 3/15/28 , Callable 1/15/27 @ 100 (a) .............. 500 508
Series 2025-1A , Class A2B ( SOFR30A + 48 bps ) , 1/18/28 , Callable 1/15/28 @ 100 (a) (b) . 1,000 1,000
Wheels Fleet Lease Funding 1 LLC , Series 2024-1A , Class A2 , 5 .13% ( TSFR1M + 83 bps ) ,
2/18/39 (a) (b) ...................................................... 750 753
30,006
ABS Card (1.2%):
Evergreen Credit Card Trust ...............................................
Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) .............................. 762 762
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 318 318
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 507 508
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 500 503
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 308 310
Trillium Credit Card Trust II , Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) .............. 1,000 1,007
3,408
ABS Other (7.3%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 2/15/25
@ 100 (a) ......................................................... 1,500 1,431
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A , Class A2 , 1 .64% , 10/20/27 , Callable 9/20/25 @ 100 (a) ............ 59 59
Series 2022-1A , Class B , 2 .20% , 1/20/28 , Callable 9/20/25 @ 100 (a) .............. 405 399
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 217 218
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class A2 , 6 .09% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 302 305
Auxilior Term Funding LLC , Series 2024-1A , Class A2 , 5 .84% , 3/15/27 , Callable 3/15/27 @
100 (a) ........................................................... 703 709
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 12/15/26 @
100 (a) ........................................................... 324 327
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 6/14/26 @ 100 (a) .............. 449 452
Series 2023-2 , Class A2 , 6 .28% , 4/14/32 , Callable 4/14/27 @ 100 (a) .............. 381 386
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 4/14/27 @ 100 (a) ............... 500 515

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Clarus Capital Funding LLC , Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 3/20/28 @
100 (a) ........................................................... $ 240 $ 237
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 500 501
Conn's Receivables Funding LLC , Series 2023-A , Class B , 10 .00% , 1/17/28 (a) ........... 56 55
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 525 532
Crossroads Asset Trust , Series 2024-A , Class A2 , 5 .90% , 8/20/30 , Callable 4/20/28 @ 100 (a) 957 970
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ....... 233 223
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class C , 6 .22% , 9/22/28 , Callable 9/22/25 @ 100 (a) ............... 1,000 1,009
Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 6/22/27 @ 100 (a) ............... 254 254
Dext ABS LLC ........................................................
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 7/15/26 @ 100 (a) .............. 532 535
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 12/15/27 @ 100 (a) .............. 750 764
DLLAA LLC ..........................................................
Series 2023-1A , Class A2 , 5 .93% , 7/20/26 , Callable 7/20/26 @ 100 (a) ............. 280 281
Series 2025-1A , Class A3 , 4 .95% , 9/20/29 , Callable 5/20/29 @ 100 (a) ............. 522 524
Granite Park Equipment Leasing LLC , Series 2023-1A , Class A2 , 6 .51% , 5/20/30 (a) ....... 819 831
HPEFS Equipment Trust ..................................................
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 4/20/26 @ 100 (a) .............. 735 739
Series 2023-2A , Class B , 6 .25% , 1/21/31 , Callable 12/20/26 @ 100 (a) ............. 1,000 1,011
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 520 525
M&T Equipment LEAF1 Notes , Series 2023-1A , Class A2 , 6 .09% , 7/15/30 , Callable 7/15/27
@ 100 (a) ......................................................... 213 213
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class B1 , 2 .41% , 10/20/61 ,
Callable 2/20/25 @ 100 (a) ............................................ 293 265
NMEF Funding LLC ....................................................
Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 8/15/26 @ 100 (a) .............. 257 258
Series 2023-A , Class A2 , 6 .57% , 6/17/30 , Callable 4/15/27 @ 100 (a) .............. 401 405
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 3/15/28 @ 100 (a) ............. 487 488
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. 650 646
NP SPE II LLC , Series 2017-1A , Class A1 , 3 .37% , 10/21/47 (a) ...................... 92 88
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 346 335
Pawnee Equipment Receivables LLC , Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable
6/15/26 @ 100 (a) ................................................... 725 728
PEAC Solutions Receivables LLC , Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable
6/20/27 @ 100 (a) ................................................... 571 568
Post Road Equipment Finance LLC ..........................................
Series 2025-1A , Class A2 , 4 .90% , 5/15/31 , Callable 6/15/28 @ 100 (a) ............. 500 500
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 6/15/28 @ 100 (a) .............. 164 164
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 6/15/28 @ 100 (a) .............. 259 259
Progress Residential Trust , Series 2021-SFR5 , Class B , 1 .66% , 7/17/38 (a) (c) ............ 600 575
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 521 529
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 400 409
Wingspire Equipment Finance LLC , Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable
10/20/27 @ 100 (a) .................................................. 292 290
20,512
Total Asset-Backed Securities (Cost $53,624)
a
a
a
53,926
Collateralized Loan Obligations (2.6%)
Cash Flow CLO (2.6%):
CIFC Funding Ltd. , Series 2017-4A , Class A1R , 5 .51% ( TSFR3M + 121 bps ) , 10/24/30 ,
Callable 4/24/25 @ 100 (a) (b) .......................................... 282 282
Golub Capital Partners CLO Ltd. , Series 2019-40A , Class AR , 5 .65% ( TSFR3M + 135 bps ) ,
1/25/32 , Callable 4/25/25 @ 100 (a) (b) .................................... 543 544
Octagon Investment Partners XXI Ltd. , Series 2014-1A , Class AAR3 , 5 .78%
( TSFR3M + 126 bps ) , 2/14/31 , Callable 2/14/25 @ 100 (a) (b) ..................... 1,076 1,076
Palmer Square Loan Funding Ltd. ...........................................
Series 2021-2A , Class A2 , 6 .03% ( TSFR3M + 151 bps ) , 5/20/29 , Callable 2/20/25 @
100 (a) (b) ......................................................... 478 479

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-3A , Class A2 , 5 .95% ( TSFR3M + 166 bps ) , 7/20/29 , Callable 4/20/25 @
100 (a) (b) ......................................................... $ 1,000 $ 1,002
Series 2022-1A , Class A2 , 5 .90% ( TSFR3M + 160 bps ) , 4/15/30 , Callable 4/15/25 @
100 (a) (b) ......................................................... 1,000 1,002
Series 2022-3A , Class A1BR , 5 .70% ( TSFR3M + 140 bps ) , 4/15/31 , Callable 4/15/25 @
100 (a) (b) ......................................................... 500 501
Series 2022-3A , Class BR , 6 .30% ( TSFR3M + 200 bps ) , 4/15/31 , Callable 4/15/25 @
100 (a) (b) ......................................................... 500 500
Series 2024-3A , Class A2 , 6 .17% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 8/8/25 @
100 (a) (b) ......................................................... 750 753
SOUND POINT CLO VIII-R Ltd. , Series 2015-1RA , Class AR , 5 .64% ( TSFR3M + 134 bps ) ,
4/15/30 , Callable 4/15/25 @ 100 (a) (b) .................................... 76 76
Venture CLO Ltd. , Series 2024-49A , Class X , 5 .64% ( TSFR3M + 135 bps ) , 4/20/37 , Callable
4/20/26 @ 100 (a) (b) ................................................. 671 673
Voya CLO Ltd. , Series 2019-2A , Class AR , 5 .49% ( TSFR3M + 120 bps ) , 7/20/32 , Callable
4/20/25 @ 100 (a) (b) ................................................. 458 459
7,347
Total Collateralized Loan Obligations (Cost $7,334)
a
a
a
7,347
Collateralized Mortgage Obligations (10.0%)
Agency CMO Other (1.1%):
Federal Home Loan Mortgage Corporation .....................................
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 282 274
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 962 960
Government National Mortgage Association ....................................
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 390 393
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 461 460
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 336 336
Series 2023-168 , Class GB , 6 .00% , 2/20/50 ................................ 678 684
3,107
Commercial MBS (8.9%):
BBCMS Mortgage Trust ..................................................
Series 2019-BWAY , Class B , 5 .73% ( TSFR1M + 142 bps ) , 11/15/34 (a) (b) (c) .......... 1,000 121
Series 2020-BID , Class C , 8 .06% ( TSFR1M + 375 bps ) , 10/15/37 (a) (b) (c) ........... 1,470 1,472
BPR Trust ............................................................
Series 2021-TY , Class B , 5 .57% ( TSFR1M + 126 bps ) , 9/15/38 (a) (b) (c) ............. 435 432
Series 2022-OANA , Class B , 6 .75% ( TSFR1M + 245 bps ) , 4/15/37 (a) (b) (c) .......... 1,000 1,004
Series 2022-STAR , Class A , 7 .54% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ........... 1,250 1,250
BX Commercial Mortgage Trust ............................................
Series 2021-CIP , Class B , 5 .69% ( TSFR1M + 139 bps ) , 12/15/38 (a) (b) (c) ............ 458 457
Series 2021-CIP , Class C , 5 .89% ( TSFR1M + 159 bps ) , 12/15/38 (a) (b) (c) ............ 916 914
Series 2021-SOAR , Class B , 5 .29% ( TSFR1M + 98 bps ) , 6/15/38 (a) (b) (c) ........... 438 437
Series 2021-SOAR , Class C , 5 .52% ( TSFR1M + 121 bps ) , 6/15/38 (a) (b) (c) ........... 438 437
Series 2021-VINO , Class B , 5 .27% ( TSFR1M + 97 bps ) , 5/15/38 (a) (b) (c) ............ 700 699
Series 2021-VOLT , Class C , 5 .52% ( TSFR1M + 121 bps ) , 9/15/36 (a) (b) (c) ........... 750 745
Series 2021-XL2 , Class C , 5 .62% ( TSFR1M + 131 bps ) , 10/15/38 (a) (b) (c) ........... 700 698
BX Mortgage Trust , Series 2021-PAC , Class C , 5 .52% ( TSFR1M + 121 bps ) , 10/15/36 (a) (b) (c) 1,000 990
BX Trust .............................................................
Series 2021-RISE , Class B , 5 .67% ( TSFR1M + 136 bps ) , 11/15/36 (a) (b) (c) ........... 423 420
Series 2022-LBA6 , Class B , 5 .61% ( TSFR1M + 130 bps ) , 1/15/39 (a) (b) (c) ........... 500 499
Series 2022-LBA6 , Class C , 5 .91% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) (c) ........... 1,000 999
CEDR Commercial Mortgage Trust , Series 2022-SNAI , Class B , 5 .64% ( TSFR1M + 134 bps ) ,
2/15/39 (a) (b) (c) .................................................... 1,000 943
COMM Mortgage Trust ..................................................
Series 2019-521F , Class B , 5 .55% ( TSFR1M + 125 bps ) , 6/15/34 (a) (b) (c) ............ 1,500 1,274
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 300 312
Extended Stay America Trust , Series 2021-ESH , Class B , 5 .80% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (b) (c) .................................................... 341 341
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (c) ........................... 849 723
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (c) (d) .......................... 600 597

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Houston Galleria Mall Trust ...............................................
Series 2015-HGLR , Class A1A1 , 3 .09% , 3/5/37 (a) (c) ......................... $ 250 $ 249
Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) (c) ......................... 750 748
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 6 .15% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 500 503
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series 2021-MHC , Class A , 5 .47%
( TSFR1M + 116 bps ) , 4/15/38 (a) (b) (c) ..................................... 945 945
LBA Trust , Series 2024-7IND , Class B , 6 .05% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 500 501
Life Mortgage Trust , Series 2021-BMR , Class B , 5 .30% ( TSFR1M + 99 bps ) , 3/15/38 (a) (b) (c) . 793 791
MHC Commercial Mortgage Trust , Series 2021-MHC , Class B , 5 .52% ( TSFR1M + 122 bps ) ,
4/15/38 (a) (b) (c) .................................................... 800 799
Morgan Stanley Capital I Trust , Series 2019-NUGS , Class B , 5 .72% ( TSFR1M + 141 bps ) ,
12/15/36 (a) (b) (c) ................................................... 1,154 741
ONE Mortgage Trust , Series 2021-PARK , Class B , 5 .37% ( TSFR1M + 106 bps ) , 3/15/36 (a) (b)
(c) ............................................................. 1,000 977
One New York Plaza Trust , Series 2020-1NYP , Class A , 5 .37% ( TSFR1M + 106 bps ) , 1/15/36 (a)
(b) (c) ........................................................... 875 849
SHR Trust ............................................................
Series 2024-LXRY , Class A , 6 .26% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (c) .......... 421 423
Series 2024-LXRY , Class B , 6 .76% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 500 503
SMRT , Series 2022-MINI , Class B , 5 .66% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) (c) .......... 1,000 994
TTAN , Series 2021-MHC , Class B , 5 .52% ( TSFR1M + 121 bps ) , 3/15/38 (a) (b) (c) .......... 286 285
25,072
Total Collateralized Mortgage Obligations (Cost $29,832)
a
a
a
28,179
Senior Secured Loans (1.9%)
Communication Services (0.4%):
Lamar Media Corp., New Term Loan B, First Lien , 2/8/27 (e) ........................ 1,000 996
Financials (0.7%):
Avolon TLB Borrower 1 US LLC, Term B-4 Loans, First Lien , 2/12/27 (e) .............. 997 996
Delos Finance SARL, Term, First Lien , 6 .08% ( SOFR03M + 175 bps ) , 10/29/27 (b) ......... 857 860
1,856
Industrials (0.3%):
Avis Budget Car Rental LLC, Term Loan B, First Lien , 6 .11% ( SOFR01M + 175 bps ) , 8/6/27 (b) 992 984
Materials (0.5%):
The Chemours Co., Term Loan B, First Lien , 7 .36% ( SOFR01M + 300 bps ) , 8/18/28 (b) ...... 1,468 1,478
Total Senior Secured Loans (Cost $5,299)
a
a
a
5,314
Corporate Bonds (25.6%)
Communication Services (0.2%):
TEGNA, Inc. , 4 .63% , 3/15/28 , Callable 3/8/25 @ 101.16 .......................... 750 718
Consumer Discretionary (0.9%):
Daimler Truck Finance North America LLC , 5 .33% ( SOFR + 96 bps ) , 9/25/27 (a) (b) ........ 750 752
Nissan Motor Acceptance Co. LLC
2 .00% , 3/9/26 , Callable 2/9/26 @ 100 (a) .................................. 500 481
5 .30% , 9/13/27 (a) .................................................. 500 493
ZF North America Capital, Inc. , 4 .75% , 4/29/25 (a) ............................... 713 712
2,438
Consumer Staples (0.6%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 5 .88% , 2/15/28 ,
Callable 3/8/25 @ 101.47 (a) ........................................... 750 749
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 1,000 980
1,729
Energy (2.8%):
Energy Transfer LP , 6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (b) (f) ........... 500 500
EnLink Midstream Partners LP , 4 .15% , 6/1/25 , Callable 3/10/25 @ 100 ................ 500 498
EQM Midstream Partners LP , 7 .50% , 6/1/27 , Callable 3/8/25 @ 103.75 (a) .............. 1,250 1,281
Gray Oak Pipeline LLC , 2 .60% , 10/15/25 , Callable 9/15/25 @ 100 (a) (g) ............... 1,000 982

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Hess Midstream Operations LP , 5 .63% , 2/15/26 , Callable 3/5/25 @ 100 (a) .............. $ 1,000 $ 1,000
HF Sinclair Corp. , 6 .38% , 4/15/27 , Callable 2/16/25 @ 103.19 ...................... 1,000 1,014
NuStar Logistics LP , 5 .75% , 10/1/25 , Callable 7/1/25 @ 100 ........................ 500 501
Rockies Express Pipeline LLC , 3 .60% , 5/15/25 , Callable 4/15/25 @ 100 (a) ............. 750 744
Viper Energy, Inc. , 5 .38% , 11/1/27 , Callable 2/21/25 @ 100.9 (a) ..................... 1,250 1,242
7,762
Financials (15.3%):
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 500 501
Antares Holdings LP , 3 .95% , 7/15/26 , Callable 6/15/26 @ 100 (a) ..................... 1,500 1,461
Ares Capital Corp.
3 .25% , 7/15/25 , Callable 6/15/25 @ 100 .................................. 500 496
3 .88% , 1/15/26 , Callable 12/15/25 @ 100 ................................. 1,000 990
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 882 890
Athene Global Funding
5 .52% , 3/25/27 (a) .................................................. 500 506
5 .58% ( SOFRINDX + 121 bps ) , 3/25/27 (a) (b) ............................... 1,000 1,006
Aviation Capital Group LLC , 4 .88% , 10/1/25 , Callable 7/1/25 @ 100 (a) ................ 1,000 999
Bank of America NA , 5 .48% ( SOFR + 102 bps ) , 8/18/26 , Callable 7/17/26 @ 100 (b) ........ 500 504
Blackstone Private Credit Fund
7 .05% , 9/29/25 .................................................... 750 759
4 .95% , 9/26/27 , Callable 8/26/27 @ 100 (a) ................................ 500 494
Blackstone Secured Lending Fund , 3 .63% , 1/15/26 , Callable 12/15/25 @ 100 ............ 1,000 987
Blue Owl Capital Corp. , 3 .75% , 7/22/25 , Callable 6/22/25 @ 100 .................... 1,300 1,293
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 1,500 1,445
Citibank NA , 5 .17% ( SOFR + 71 bps ) , 11/19/27 , Callable 11/19/26 @ 100 (b) ............. 1,000 1,001
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (f) .... 850 847
CNO Global Funding , 4 .88% , 12/10/27 (a) ..................................... 1,000 997
Corebridge Global Funding
5 .67% ( SOFR + 130 bps ) , 9/25/26 (a) (b) .................................... 295 298
5 .11% ( SOFR + 75 bps ) , 1/7/28 (a) (b) ...................................... 1,000 1,000
Credit Acceptance Corp.
6 .63% , 3/15/26 , Callable 2/16/25 @ 100 .................................. 500 501
9 .25% , 12/15/28 , Callable 12/15/25 @ 104.63 (a) ............................ 429 457
F&G Global Funding , 5 .88% , 6/10/27 (a) ...................................... 500 508
Fidelity & Guaranty Life Holdings, Inc. , 5 .50% , 5/1/25 (a) .......................... 395 395
Ford Motor Credit Co. LLC
7 .36% ( SOFR + 295 bps ) , 3/6/26 (b) ....................................... 500 510
5 .82% ( SOFR + 145 bps ) , 11/5/26 (b) ...................................... 750 754
FS KKR Capital Corp. , 4 .13% , 2/1/25 ........................................ 1,000 1,000
GA Global Funding Trust
5 .72% ( SOFR + 136 bps ) , 4/11/25 (a) (b) .................................... 380 380
4 .40% , 9/23/27 (a) .................................................. 500 493
Glencore Funding LLC , 5 .42% ( SOFRINDX + 106 bps ) , 4/4/27 (a) (b) ................... 1,000 1,004
Hikma Finance USA LLC , 3 .25% , 7/9/25 ...................................... 500 494
Hyundai Capital America, Inc. , 5 .41% ( SOFR + 104 bps ) , 3/19/27 (a) (b) ................. 1,000 1,003
JPMorgan Chase & Co. , 5 .13% ( SOFR + 77 bps ) , 9/22/27 , Callable 9/22/26 @ 100 (b) ....... 1,000 1,002
Kemper Corp. , 4 .35% , 2/15/25 , Callable 2/11/25 @ 100 ........................... 1,450 1,450
KeyCorp , 5 .70% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 2/24/25 @ 100 (b) ............ 1,150 1,150
Manufacturers & Traders Trust Co.
5 .40% , 11/21/25 , Callable 10/21/25 @ 100 ................................. 300 301
4 .65% , 1/27/26 , Callable 12/27/25 @ 100 (g) ............................... 500 500
MassMutual Global Funding II , 5 .10% ( SOFR + 74 bps ) , 4/9/27 (a) (b) .................. 750 753
MGIC Investment Corp. , 5 .25% , 8/15/28 , Callable 2/21/25 @ 101.31 .................. 500 495
Morgan Stanley , 5 .39% ( SOFR + 102 bps ) , 4/13/28 , Callable 4/13/27 @ 100 (b) ............ 1,000 1,006
National Securities Clearing Corp. , 5 .15% , 5/30/25 (a) ............................. 750 751
New York Life Global Funding , 5 .30% ( SOFRINDX + 93 bps ) , 4/2/26 (a) (b) .............. 750 755
NextEra Energy Capital Holdings, Inc. , 5 .17% ( SOFRINDX + 80 bps ) , 2/4/28 (b) .......... 1,000 1,002
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 250 254
Pacific Life Global Funding II , 5 .04% ( SOFR + 62 bps ) , 6/4/26 (a) (b) ................... 100 100
Protective Life Global Funding , 5 .21% , 4/14/26 (a) ............................... 1,000 1,006
Reliance Standard Life Global Funding II , 5 .24% , 2/2/26 (a) ........................ 1,300 1,302
Sammons Financial Group Global Funding , 5 .05% , 1/10/28 (a) ....................... 750 750
Sammons Financial Group, Inc. , 4 .45% , 5/12/27 , Callable 2/12/27 @ 100 (a) ............. 500 491

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Santander Holdings USA, Inc. , 5 .81% ( SOFR + 233 bps ) , 9/9/26 , Callable 9/9/25 @ 100 (b) ... $ 1,000 $ 1,005
Sixth Street Specialty Lending, Inc. , 2 .50% , 8/1/26 , Callable 7/1/26 @ 100 .............. 1,000 962
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) .............. 500 486
State Street Corp. , 5 .10% ( SOFR + 113 bps ) , 5/18/26 , Callable 5/18/25 @ 100 (b) .......... 1,000 1,001
Synchrony Bank , 5 .40% , 8/22/25 , Callable 7/22/25 @ 100 ......................... 752 753
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (b) (f) ....................... 500 499
5 .00% ( SOFRINDX + 52 bps ) , 5/13/26 , Callable 4/13/26 @ 100 (b) ................ 750 750
Truist Financial Corp. , 5 .46% ( TSFR3M + 93 bps ) , 5/15/27 , Callable 3/8/25 @ 100 (b) ....... 717 705
43,202
Health Care (0.5%):
Centene Corp. , 4 .25% , 12/15/27 , Callable 2/21/25 @ 100.71 ........................ 750 727
Little Co. of Mary Hospital of Indiana, Inc. , 1 .97% , 11/1/25 ........................ 670 657
1,384
Industrials (2.8%):
American Airlines Pass Through Trust
4 .95% , 2/15/25 .................................................... 669 668
3 .70% , 10/15/25 .................................................... 257 252
3 .58% , 1/15/28 .................................................... 268 258
Concentrix Corp. , 6 .65% , 8/2/26 , Callable 7/2/26 @ 100 ........................... 1,500 1,532
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 1,313 1,273
Hexcel Corp. , 4 .95% , 8/15/25 , Callable 5/15/25 @ 100 ............................ 1,500 1,496
Regal Rexnord Corp. , 6 .05% , 2/15/26 ........................................ 1,000 1,009
United Airlines Pass Through Trust
4 .30% , 8/15/25 .................................................... 629 623
4 .88% , 1/15/26 .................................................... 771 767
7,878
Materials (0.2%):
Sasol Financing USA LLC , 4 .38% , 9/18/26 , Callable 8/18/26 @ 100 .................. 500 480
Real Estate (1.4%):
Boston Properties LP , 3 .65% , 2/1/26 , Callable 11/3/25 @ 100 ....................... 500 493
Brixmor Operating Partnership LP , 3 .85% , 2/1/25 ................................ 1,000 1,000
EPR Properties , 4 .50% , 6/1/27 , Callable 3/1/27 @ 100 ............................ 500 491
GLP Capital LP/GLP Financing II, Inc. , 5 .38% , 4/15/26 , Callable 1/15/26 @ 100 ......... 1,500 1,503
VICI Properties LP/VICI Note Co., Inc. , 4 .63% , 6/15/25 , Callable 3/15/25 @ 100 (a) ....... 500 499
3,986
Utilities (0.9%):
Monongahela Power Co. , 3 .55% , 5/15/27 , Callable 2/15/27 @ 100 (a) .................. 968 942
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (b) ........ 500 492
Vistra Operations Co. LLC , 5 .63% , 2/15/27 , Callable 2/16/25 @ 100 (a) ................ 1,000 998
2,432
Total Corporate Bonds (Cost $71,590)
a
a
a
72,009
Yankee Dollars (17.4%)
Consumer Discretionary (1.3%):
International Game Technology PLC , 4 .13% , 4/15/26 , Callable 3/8/25 @ 101.03 (a) ........ 1,030 1,018
Melco Resorts Finance Ltd.
4 .88% , 6/6/25 , Callable 3/8/25 @ 100 (a) .................................. 500 498
5 .25% , 4/26/26 , Callable 3/8/25 @ 100 (a) ................................. 750 744
Nissan Motor Co. Ltd. , 3 .52% , 9/17/25 , Callable 8/17/25 @ 100 (a) ................... 416 411
Sands China Ltd. , 5 .13% , 8/8/25 , Callable 6/8/25 @ 100 ........................... 1,000 999
3,670
Financials (13.4%):
ABN AMRO Bank NV
6 .16% ( SOFRINDX + 178 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ............. 1,000 1,018
6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ................ 480 491
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 337 337
Banco Santander SA , 5 .78% ( SOFR + 138 bps ) , 3/14/28 , Callable 3/14/27 @ 100 (b) ........ 1,500 1,512

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Bank of Montreal , 5 .01% ( SOFRINDX + 62 bps ) , 9/15/26 (b) ......................... $ 1,500 $ 1,501
Barclays PLC
7 .33% ( H15T1Y + 305 bps ) , 11/2/26 , Callable 11/2/25 @ 100 (b) .................. 500 509
5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (b) ...................... 1,000 1,011
BPCE SA
6 .35% ( SOFRINDX + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ............ 500 509
6 .61% ( SOFR + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ................ 500 512
Canadian Imperial Bank of Commerce , 5 .59% ( SOFR + 122 bps ) , 10/2/26 (b) ............. 1,000 1,011
Commonwealth Bank of Australia , 4 .91% ( SOFR + 52 bps ) , 6/15/26 (a) (b) ............... 1,500 1,502
Credit Agricole SA
5 .65% ( SOFR + 129 bps ) , 7/5/26 (a) (b) ..................................... 750 757
5 .61% ( SOFR + 121 bps ) , 9/11/28 , Callable 9/11/27 @ 100 (a) (b) .................. 500 502
Danske Bank A/S , 6 .26% ( H15T1Y + 118 bps ) , 9/22/26 , Callable 9/22/25 @ 100 (a) (b) ...... 500 504
Deutsche Bank AG
4 .50% , 4/1/25 ..................................................... 500 499
5 .68% ( SOFR + 122 bps ) , 11/16/27 , Callable 11/16/26 @ 100 (b) .................. 781 782
Element Fleet Management Corp. , 6 .27% , 6/26/26 , Callable 5/26/26 @ 100 (a) ........... 500 509
Enel Finance International NV , 7 .05% , 10/14/25 (a) ............................... 500 507
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 500 510
HSBC Holdings PLC
5 .85% ( SOFR + 143 bps ) , 3/10/26 , Callable 3/10/25 @ 100 (b) .................... 750 751
6 .06% ( SOFR + 157 bps ) , 8/14/27 , Callable 8/14/26 @ 100 (b) .................... 600 607
ING Groep NV
6 .01% ( SOFRINDX + 164 bps ) , 3/28/26 , Callable 3/28/25 @ 100 (b) ............... 500 501
5 .38% ( SOFRINDX + 101 bps ) , 4/1/27 , Callable 4/1/26 @ 100 (b) ................. 500 502
5 .96% ( SOFRINDX + 156 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (b) ................ 500 506
Intesa Sanpaolo SpA , 5 .71% , 1/15/26 (a) ....................................... 1,170 1,172
Lloyds Banking Group PLC
3 .51% ( H15T1Y + 160 bps ) , 3/18/26 , Callable 3/18/25 @ 100 (b) .................. 750 748
6 .08% ( SOFRINDX + 156 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (b) ................. 500 505
Macquarie Airfinance Holdings Ltd. , 8 .38% , 5/1/28 , Callable 5/1/25 @ 104.19 (a) ......... 1,005 1,054
Mitsubishi UFJ Financial Group, Inc. , 5 .41% ( SOFR + 94 bps ) , 2/20/26 , Callable 2/20/25 @
100 (b) ........................................................... 1,185 1,185
Mizuho Financial Group, Inc. , 5 .42% ( SOFR + 96 bps ) , 5/22/26 , Callable 5/22/25 @ 100 (b) ... 1,000 1,002
National Australia Bank Ltd. , 5 .01% ( SOFR + 65 bps ) , 1/12/27 (a) (b) ................... 1,250 1,254
Nationwide Building Society , 5 .75% ( SOFR + 129 bps ) , 2/16/28 , Callable 2/16/27 @ 100 (a) (b) 1,400 1,410
NatWest Markets PLC
5 .82% ( SOFR + 145 bps ) , 3/22/25 (a) (b) .................................... 500 501
5 .13% ( SOFR + 76 bps ) , 9/29/26 (a) (b) ..................................... 1,000 1,000
Nordea Bank Abp , 5 .37% ( SOFR + 96 bps ) , 6/6/25 (a) (b) ............................ 500 501
Phoenix Group Holdings PLC , 5 .38% , 7/6/27 , MTN .............................. 1,000 996
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (b) (f) (g) .. 250 250
Royal Bank of Canada , 4 .96% ( SOFRINDX + 59 bps ) , 11/2/26 , MTN (b) (g) .............. 500 500
Santander UK Group Holdings PLC , 6 .83% ( SOFR + 275 bps ) , 11/21/26 , Callable 11/21/25 @
100 (b) ........................................................... 500 507
Societe Generale SA , 4 .75% , 11/24/25 (a) ...................................... 1,000 997
Standard Chartered PLC
6 .29% ( SOFR + 193 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (b) .................... 500 508
5 .61% ( SOFR + 124 bps ) , 1/21/29 , Callable 1/21/28 @ 100 (a) (b) .................. 750 753
The Bank of Nova Scotia
4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (b) (f) ....................... 500 498
5 .27% ( SOFR + 89 bps ) , 2/14/29 , Callable 2/14/28 @ 100 (b) ..................... 1,000 1,000
The Toronto-Dominion Bank , 5 .00% ( SOFR + 59 bps ) , 9/10/26 (b) ..................... 1,500 1,500
UBS Group AG , 4 .49% ( H15T1Y + 155 bps ) , 5/12/26 , Callable 5/12/25 @ 100 (a) (b) ........ 1,000 999
Westpac Banking Corp. , 4 .95% ( SOFR + 52 bps ) , 6/3/26 (b) .......................... 1,500 1,502
37,692
Industrials (1.2%):
Air Canada , 3 .88% , 8/15/26 , Callable 2/15/26 @ 100 (a) ........................... 500 488
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 943 938
Avolon Holdings Funding Ltd. , 5 .50% , 1/15/26 , Callable 12/15/25 @ 100 (a) ............ 500 502
Element Fleet Management Corp. , 5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ........... 500 507

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The Weir Group PLC , 2 .20% , 5/13/26 , Callable 4/13/26 @ 100 (a) .................... $ 900 $ 869
3,304
Information Technology (0.3%):
SK Hynix, Inc. , 6 .25% , 1/17/26 (a) ........................................... 750 759
Materials (0.7%):
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 3/8/25 @ 101.25 (a) ................ 500 488
Syngenta Finance NV , 4 .89% , 4/24/25 , Callable 3/8/25 @ 100 (a) ..................... 1,400 1,398
1,886
Real Estate (0.2%):
Scentre Group Trust 1/Scentre Group Trust 2 , 3 .63% , 1/28/26 , Callable 12/28/25 @ 100 (a) .. 715 707
Utilities (0.3%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (h) ............................ 1,000 1,005
Total Yankee Dollars (Cost $48,708)
a
a
a
49,023
Municipal Bonds (0.5%)
California (0.2%):
California Statewide Communities Development Authority Revenue , 1 .31% , 4/1/25 ....... 500 497
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue , Series A , 2 .50% , 10/1/25 ..... 300 295
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 425 428
Texas (0.1%):
San Antonio Education Facilities Corp. Revenue , 1 .74% , 4/1/25 ...................... 255 253
Total Municipal Bonds (Cost $1,480)
a
a
a
1,473
U.S. Government Agency Mortgages (1.1%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (b) (f) ................................ 250 247
Federal Home Loan Banks
5 .00% , 4/2/27 ..................................................... 1,000 1,002
4 .00% , 10/7/27 .................................................... 1,000 985
1,987
Federal Home Loan Mortgage Corporation
4 .70% , 11/26/27 .................................................... 1,000 998
Total U.S. Government Agency Mortgages (Cost $3,243)
a
a
a
3,232
U.S. Treasury Obligations (3.5%)
U.S. Treasury Bill , 3 .77% , 2/27/25 (i) ......................................... 1,000 997
U.S. Treasury Notes
4 .63% , 9/15/26 .................................................... 750 755
4 .13% , 9/30/27 .................................................... 1,250 1,247
4 .00% , 6/30/28 .................................................... 1,500 1,487
4 .00% , 1/31/29 .................................................... 1,000 989
3 .13% , 8/31/29 .................................................... 1,750 1,663
4 .00% , 10/31/29 .................................................... 2,750 2,710
Total U.S. Treasury Obligations (Cost $9,916)
a
a
a
9,848
Commercial Paper (18.5%)
Communication Services (0.5%):
Rogers Communications, Inc.
4 .53% , 2/21/25 (a) (i) ................................................. 1,000 998

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
4 .55% , 2/28/25 (a) (i) ................................................. $ 500 $ 498
1,496
Consumer Discretionary (1.9%):
AutoNation, Inc.
4 .96% , 2/4/25 (a) (i) .................................................. 750 749
4 .97% , 2/6/25 (a) (i) .................................................. 2,000 1,998
Whirlpool Corp. , 4 .96% , 2/7/25 (a) (i) ......................................... 2,500 2,498
5,245
Consumer Staples (3.6%):
Bacardi USA, Inc. , 4 .77% , 2/13/25 (a) (i) ....................................... 1,000 998
ConAgra Brands, Inc.
4 .63% , 2/3/25 (a) (i) .................................................. 1,000 1,000
4 .66% , 2/6/25 (a) (i) .................................................. 1,000 999
4 .66% , 2/7/25 (a) (i) .................................................. 500 500
Constellation Brands, Inc.
4 .75% , 2/4/25 (a) (i) .................................................. 500 500
4 .77% , 2/10/25 (a) (i) ................................................. 1,000 999
4 .77% , 2/11/25 (a) (i) ................................................. 1,000 998
CVS Health Corp.
4 .74% , 2/19/25 (a) (i) ................................................. 500 499
4 .74% , 2/20/25 (a) (i) ................................................. 1,500 1,496
4 .76% , 4/7/25 (a) (i) .................................................. 750 743
JBS USA Holdings, Inc. , 4 .86% , 2/3/25 (a) (i) ................................... 1,500 1,499
10,231
Energy (3.5%):
APA Corp. , 5 .04% , 2/3/25 (a) (i) ............................................. 2,000 1,999
Canadian Natural Resources Ltd.
4 .73% , 2/4/25 (a) (i) .................................................. 1,500 1,499
4 .75% , 2/25/25 (a) (i) ................................................. 1,250 1,246
Ovintiv, Inc.
4 .97% , 2/19/25 (a) (i) ................................................. 1,250 1,247
4 .97% , 2/20/25 (a) (i) ................................................. 1,500 1,496
Targa Resources Corp.
4 .83% , 2/3/25 (a) (i) .................................................. 1,500 1,499
4 .88% , 3/4/25 (a) (i) .................................................. 1,000 996
9,982
Financials (1.0%):
Brookfield Corporate Treasury Ltd.
4 .68% , 2/5/25 (a) (i) .................................................. 1,000 999
4 .70% , 2/19/25 (a) (i) ................................................. 500 499
4 .71% , 3/3/25 (a) (i) .................................................. 500 498
4 .71% , 3/7/25 (a) (i) .................................................. 500 498
4 .79% , 3/28/25 (a) (i) ................................................. 250 248
2,742
Industrials (1.5%):
Air Lease Corp. , 4 .70% , 2/4/25 (a) (i) ......................................... 1,000 999
Quanta Services, Inc. , 4 .74% , 2/3/25 (a) (i) ..................................... 650 650
Sonoco Products Co. , 4 .86% , 2/3/25 (a) (i) ...................................... 2,600 2,599
4,248
Information Technology (2.2%):
Arrow Electronics, Inc.
4 .78% , 2/5/25 (a) (i) .................................................. 450 450
4 .79% , 2/6/25 (a) (i) .................................................. 1,000 999
4 .85% , 2/18/25 (a) (i) ................................................. 1,250 1,247
Broadcom, Inc. , 4 .77% , 2/12/25 (a) (i) ......................................... 1,000 998
Jabil, Inc.
5 .09% , 2/3/25 (a) (i) .................................................. 1,100 1,100
5 .09% , 2/4/25 (a) (i) .................................................. 1,500 1,499
6,293

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (1.1%):
Glencore Funding LLC , 4 .54% , 3/3/25 (a) (i) .................................... $ 500 $ 498
International Flavors & Fragrances, Inc.
4 .48% , 2/6/25 (a) (i) .................................................. 1,000 999
4 .54% , 2/25/25 (a) (i) ................................................. 1,500 1,496
2,993
Real Estate (1.3%):
Boston Properties LP , 4 .60% , 3/27/25 (a) (i) ..................................... 1,000 993
Crown Castle, Inc.
4 .81% , 2/12/25 (a) (i) ................................................. 1,000 999
4 .83% , 2/18/25 (a) (i) ................................................. 250 249
4 .83% , 2/20/25 (a) (i) ................................................. 1,500 1,496
3,737
Utilities (1.9%):
Guadalupe Valley Electric Cooperative, Inc.
4 .39% , 2/12/25 (a) (i) ................................................. 1,000 999
4 .38% , 2/13/25 (a) (i) ................................................. 1,750 1,747
The AES Corp.
4 .77% , 2/3/25 (a) (i) .................................................. 1,500 1,499
4 .80% , 2/7/25 (a) (i) .................................................. 1,000 999
5,244
Total Commercial Paper (Cost $52,217)
a
a
a
52,211
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .31% (j) ........ 269,161 269
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .32% (j) ............ 269,161 269
Invesco Government & Agency Portfolio, Institutional Shares , 4 .34% (j) ................ 269,161 269
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .31% (j) . 269,161 270
Total Collateral for Securities Loaned (Cost $1,077)
a
a
a
1,077
Total Investments (Cost $284,320) — 100.7% 283,639
Liabilities in excess of other assets —  (0.7)% (2,058)
NET ASSETS - 100.00% $ 281,581
At January 31, 2025, the Fund's investments in foreign securities were 23.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2025, the fair value of these securities was
$193,010 (thousands) and amounted to 68.5% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2025.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2025.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) All or a portion of this security is on loan.
(h) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(i) Rate represents the effective yield at January 31, 2025.
(j) Rate disclosed is the daily yield on January 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2025.
LLC
—
Limited Liability Company
LP
—
Limited Partnership

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of January 31, 2025.
SOFR01M
—
1 Month SOFR, rate disclosed as of January 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of January 31, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of January 31, 2025.
TSFR1M
—
1 month Term SOFR, rate disclosed as of January 31, 2025.
TSFR3M
—
3 month Term SOFR, rate disclosed as of January 31, 2025.

Schedule of Portfolio Investments
January 31, 2025
Victory Portfolios III
Victory Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.9%)
Communication Services (6.2%):
Alphabet, Inc. , Class A ................................................... 98,614 $ 20,119
AT&T, Inc. ........................................................... 258,895 6,144
Comcast Corp. , Class A .................................................. 165,263 5,563
Electronic Arts, Inc. ..................................................... 36,078 4,434
Match Group, Inc. ...................................................... 78,469 2,801
Meta Platforms, Inc. , Class A .............................................. 6,461 4,453
Nexstar Media Group, Inc. ................................................ 17,134 2,625
Omnicom Group, Inc. .................................................... 43,520 3,777
Pinterest, Inc. , Class A (a) ................................................. 97,803 3,224
Take-Two Interactive Software, Inc. (a) ........................................ 56,100 10,407
TKO Group Holdings, Inc. (a) .............................................. 81,200 12,603
Verizon Communications, Inc. .............................................. 147,982 5,829
81,979
Consumer Discretionary (5.4%):
Airbnb, Inc. , Class A (a) .................................................. 23,660 3,103
Booking Holdings, Inc. ................................................... 943 4,468
BorgWarner, Inc. ....................................................... 96,367 3,074
Etsy, Inc. (a) ........................................................... 59,227 3,252
Expedia Group, Inc. (a) ................................................... 24,405 4,172
LKQ Corp. ........................................................... 433,571 16,211
Lowe's Cos., Inc. ....................................................... 27,234 7,082
Lululemon Athletica, Inc. (a) ............................................... 10,899 4,514
Mattel, Inc. (a) ......................................................... 377,500 7,037
NIKE, Inc. , Class B ..................................................... 36,646 2,818
PulteGroup, Inc. ........................................................ 52,355 5,957
The Home Depot, Inc. ................................................... 17,557 7,233
Ulta Beauty, Inc. (a) ..................................................... 7,628 3,144
72,065
Consumer Staples (7.0%):
Altria Group, Inc. ....................................................... 129,528 6,765
Archer-Daniels-Midland Co. ............................................... 64,158 3,287
Coca-Cola Consolidated, Inc. .............................................. 2,122 2,902
Colgate-Palmolive Co. ................................................... 68,582 5,946
Ingredion, Inc. ......................................................... 22,966 3,134
Keurig Dr. Pepper, Inc. ................................................... 544,692 17,485
Mondelez International, Inc. , Class A ......................................... 179,600 10,415
Philip Morris International, Inc. ............................................. 76,928 10,016
Sysco Corp. ........................................................... 66,885 4,877
The Kroger Co. ........................................................ 88,172 5,435
The Procter & Gamble Co. ................................................ 26,080 4,329
U.S. Foods Holding Corp. (a) ............................................... 254,900 18,080
92,671
Energy (6.2%):
ConocoPhillips Co. ..................................................... 160,509 15,863
Devon Energy Corp. ..................................................... 184,247 6,283
Enterprise Products Partners LP ............................................. 403,524 13,175
EOG Resources, Inc. .................................................... 61,391 7,722
Exxon Mobil Corp. ..................................................... 205,912 21,998
Marathon Petroleum Corp. ................................................ 33,183 4,835
Valero Energy Corp. ..................................................... 89,324 11,880
81,756
Financials (20.6%):
Affiliated Managers Group, Inc. ............................................ 27,509 5,170
American Express Co. ................................................... 18,206 5,779
American Financial Group, Inc. ............................................. 18,661 2,548
American International Group, Inc. .......................................... 65,925 4,856
Ameriprise Financial, Inc. ................................................. 10,863 5,902
Bank OZK ............................................................ 98,459 5,001
Capital One Financial Corp. ............................................... 15,992 3,258

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Cboe Global Markets, Inc. ................................................ 77,000 $ 15,733
Citigroup, Inc. ......................................................... 321,900 26,212
East West Bancorp, Inc. .................................................. 29,431 3,030
Evercore, Inc. ......................................................... 20,306 5,915
Everest Group Ltd. ...................................................... 61,474 21,363
Fairfax Financial Holdings Ltd. ............................................. 8,900 11,981
Fidelity National Financial, Inc. ............................................ 137,145 7,978
Fifth Third Bancorp ..................................................... 52,805 2,340
Interactive Brokers Group, Inc. ............................................. 18,166 3,950
JPMorgan Chase & Co. .................................................. 119,631 31,977
KeyCorp ............................................................. 1,226,900 22,060
MGIC Investment Corp. .................................................. 170,527 4,355
Northern Trust Corp. .................................................... 49,903 5,604
Popular, Inc. .......................................................... 53,649 5,523
Regions Financial Corp. .................................................. 224,948 5,543
SEI Investments Co. ..................................................... 75,821 6,565
Synchrony Financial ..................................................... 107,712 7,430
The Goldman Sachs Group, Inc. ............................................ 39,192 25,099
The PNC Financial Services Group, Inc. ...................................... 75,000 15,071
The Progressive Corp. ................................................... 25,300 6,235
Voya Financial, Inc. ..................................................... 45,435 3,225
W.R. Berkley Corp. ..................................................... 52,556 3,092
272,795
Health Care (15.5%):
AbbVie, Inc. .......................................................... 94,070 17,299
Agilent Technologies, Inc. ................................................. 32,199 4,879
Bristol-Myers Squibb Co. ................................................. 97,407 5,742
Cardinal Health, Inc. .................................................... 26,682 3,300
Centene Corp. (a) ....................................................... 51,798 3,317
CVS Health Corp. ...................................................... 66,581 3,761
Elevance Health, Inc. .................................................... 10,816 4,280
GE HealthCare Technologies, Inc. ........................................... 69,200 6,110
Gilead Sciences, Inc. .................................................... 118,392 11,508
Hologic, Inc. (a) ........................................................ 43,339 3,126
Humana, Inc. .......................................................... 12,123 3,555
Johnson & Johnson ..................................................... 112,378 17,098
McKesson Corp. ....................................................... 21,160 12,585
Medpace Holdings, Inc. (a) ................................................ 11,757 4,105
Medtronic PLC ........................................................ 175,276 15,919
Merck & Co., Inc. ...................................................... 209,382 20,691
Molina Healthcare, Inc. (a) ................................................ 10,017 3,109
Pfizer, Inc. ............................................................ 207,776 5,510
Regeneron Pharmaceuticals, Inc. (a) .......................................... 6,331 4,261
Royalty Pharma PLC , Class A .............................................. 220,728 6,971
Tenet Healthcare Corp. (a) ................................................. 20,657 2,910
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 720,400 12,773
The Cigna Group ....................................................... 61,372 18,056
UnitedHealth Group, Inc. ................................................. 26,790 14,533
205,398
Industrials (15.9%):
3M Co. .............................................................. 39,610 6,029
Acuity Brands, Inc. ..................................................... 12,305 4,090
Alaska Air Group, Inc. (a) ................................................. 67,766 4,964
Automatic Data Processing, Inc. ............................................ 20,448 6,196
Builders FirstSource, Inc. (a) ............................................... 41,961 7,019
Carlisle Cos., Inc. ....................................................... 11,289 4,397
Caterpillar, Inc. ........................................................ 22,433 8,332
Comfort Systems USA, Inc. ............................................... 8,287 3,619
Cummins, Inc. ......................................................... 8,720 3,106
Delta Air Lines, Inc. ..................................................... 96,597 6,498
EMCOR Group, Inc. .................................................... 7,647 3,426
Expeditors International of Washington, Inc. .................................... 34,459 3,914

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
FedEx Corp. .......................................................... 48,461 $ 12,836
Ferguson Enterprises, Inc. ................................................. 25,689 4,653
General Dynamics Corp. .................................................. 21,100 5,422
Genpact Ltd. .......................................................... 78,227 3,809
Honeywell International, Inc. .............................................. 12,649 2,830
Johnson Controls International PLC .......................................... 101,400 7,909
Leidos Holdings, Inc. .................................................... 42,400 6,022
Lockheed Martin Corp. ................................................... 6,598 3,055
ManpowerGroup, Inc. ................................................... 49,198 2,963
Masco Corp. .......................................................... 78,595 6,231
Oshkosh Corp. ......................................................... 41,025 4,775
Otis Worldwide Corp. .................................................... 64,936 6,196
Owens Corning ........................................................ 29,357 5,418
PACCAR, Inc. ......................................................... 103,965 11,528
Parker-Hannifin Corp. ................................................... 10,900 7,707
Regal Rexnord Corp. .................................................... 41,500 6,587
Robert Half, Inc. ....................................................... 34,278 2,221
RTX Corp. ............................................................ 57,667 7,436
Sensata Technologies Holding PLC .......................................... 307,700 8,357
Snap-on, Inc. .......................................................... 6,369 2,262
SS&C Technologies Holdings, Inc. .......................................... 209,778 16,982
The Toro Co. .......................................................... 115,600 9,626
United Parcel Service, Inc. , Class B .......................................... 36,189 4,134
210,549
Information Technology (11.0%):
Adobe, Inc. (a) ......................................................... 7,185 3,143
Amdocs Ltd. .......................................................... 62,375 5,501
Amphenol Corp. , Class A ................................................. 102,800 7,276
Analog Devices, Inc. .................................................... 36,300 7,692
Apple, Inc. ........................................................... 16,261 3,838
Applied Materials, Inc. ................................................... 67,624 12,196
Cisco Systems, Inc. ..................................................... 144,244 8,741
Cognizant Technology Solutions Corp. , Class A ................................. 68,971 5,698
Corpay, Inc. (a) ......................................................... 34,400 13,089
Dropbox, Inc. , Class A (a) ................................................. 153,880 4,947
Gen Digital, Inc. ....................................................... 134,240 3,612
Jabil, Inc. ............................................................ 38,257 6,213
KLA Corp. ........................................................... 5,278 3,896
Lam Research Corp. ..................................................... 72,623 5,886
Microchip Technology, Inc. ................................................ 54,962 2,984
NetApp, Inc. .......................................................... 52,601 6,423
Nutanix, Inc. , Class A (a) .................................................. 46,421 3,192
ON Semiconductor Corp. (a) ............................................... 33,706 1,764
Pure Storage, Inc. , Class A (a) .............................................. 50,888 3,450
QUALCOMM, Inc. ..................................................... 40,888 7,071
Salesforce, Inc. ........................................................ 27,200 9,294
Teradata Corp. (a) ....................................................... 111,336 3,553
Zebra Technologies Corp. (a) ............................................... 27,000 10,582
Zoom Communications, Inc. (a) ............................................. 63,973 5,562
145,603
Materials (3.7%):
CF Industries Holdings, Inc. ............................................... 68,647 6,330
Eagle Materials, Inc. ..................................................... 17,560 4,508
Louisiana-Pacific Corp. .................................................. 48,151 5,632
LyondellBasell Industries NV , Class A ........................................ 46,801 3,543
Olin Corp. ............................................................ 112,486 3,295
PPG Industries, Inc. ..................................................... 80,500 9,288
Sealed Air Corp. ....................................................... 246,329 8,580
Steel Dynamics, Inc. ..................................................... 39,140 5,018
The Mosaic Co. ........................................................ 99,227 2,767
48,961

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2025
Security Description Shares
a
Value
(000)
Real Estate (3.0%):
Alexandria Real Estate Equities, Inc. ......................................... 66,000 $ 6,425
AvalonBay Communities, Inc. .............................................. 23,432 5,190
Camden Property Trust ................................................... 30,589 3,478
Equity LifeStyle Properties, Inc. ............................................ 91,300 5,976
Extra Space Storage, Inc. ................................................. 29,868 4,600
Healthpeak Properties, Inc. ................................................ 199,875 4,129
Mid-America Apartment Communities, Inc. .................................... 24,879 3,796
Prologis, Inc. .......................................................... 52,460 6,256
39,850
Utilities (3.4%):
Consolidated Edison, Inc. ................................................. 46,919 4,398
DTE Energy Co. ....................................................... 38,657 4,634
Evergy, Inc. ........................................................... 92,677 5,947
Exelon Corp. .......................................................... 321,800 12,872
National Fuel Gas Co. ................................................... 97,430 6,823
NRG Energy, Inc. ....................................................... 25,816 2,645
OGE Energy Corp. ...................................................... 142,679 6,025
Vistra Corp. ........................................................... 15,369 2,583
45,927
Total Common Stocks (Cost $1,048,611)
a
a
a
1,297,554
Total Investments (Cost $1,048,611) — 97.9% 1,297,554
Other assets in excess of liabilities —  2.1% 28,472
NET ASSETS - 100.00% $ 1,326,026
At January 31, 2025, the Fund's investments in foreign securities were 5.4% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company